Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 94.4%
Consumer, Non-cyclical - 21.2%
Viatris, Inc.	35,596	$355,248
Abbott Laboratories[1]	3,223	351,371
H&R Block, Inc.	10,854	345,917
Merck & Company, Inc.[1]	2,955	340,977
Kimberly-Clark Corp.[1]	2,443	337,280
Amgen, Inc.[1]	1,509	335,028
Bristol-Myers Squibb Co.[1]	5,053	323,139
Hershey Co.[1]	1,288	321,614
Incyte Corp.*,1	5,053	314,549
Innoviva, Inc.*	20,200	257,146
Perdoceo Education Corp.*	20,079	246,370
United Therapeutics Corp.*	1,107	244,370
Gilead Sciences, Inc.[1]	3,162	243,695
Vector Group Ltd.	17,253	221,011
Royalty Pharma plc — Class A	6,388	196,367
Exelixis, Inc.*	9,342	178,526
Hackett Group, Inc.	7,743	173,056
USANA Health Sciences, Inc.*	2,559	161,319
John B Sanfilippo & Son, Inc.	1,367	160,308
Vertex Pharmaceuticals, Inc.*,1	430	151,321
Dynavax Technologies Corp.*	11,515	148,774
Grand Canyon Education, Inc.*,1	1,430	147,590
Quanex Building Products Corp.	5,316	142,735
Humana, Inc.	315	140,846
Neurocrine Biosciences, Inc.*	1,379	130,040
Altria Group, Inc.[1]	2,768	125,390
Campbell Soup Co.[1]	2,634	120,400
AMN Healthcare Services, Inc.*,1	1,059	115,558
Johnson & Johnson	654	108,250
Premier, Inc. — Class A	3,871	107,072
Edwards Lifesciences Corp.*,1	1,047	98,764
Vir Biotechnology, Inc.*	3,397	83,329
Supernus Pharmaceuticals, Inc.*	2,744	82,485
Eagle Pharmaceuticals, Inc.*	3,824	74,339
Quest Diagnostics, Inc.[1]	498	69,999
Molina Healthcare, Inc.*	230	69,285
Perrigo Company plc	2,038	69,190
Moderna, Inc.*	557	67,676
QIAGEN N.V.*	1,461	65,789
Total Consumer, Non-cyclical		7,226,123
Industrial - 19.7%
ITT, Inc.	4,087	380,949
Fortive Corp.	4,998	373,700
Snap-on, Inc.[1]	1,292	372,341
3M Co.[1]	3,365	336,803
Builders FirstSource, Inc.*,1	2,449	333,064
UFP Industries, Inc.	3,316	321,818
Mueller Industries, Inc.	3,485	304,171
Dover Corp.[1]	2,031	299,877
Boise Cascade Co.	3,180	287,313
Standex International Corp.	1,981	280,252
Eagle Materials, Inc.[1]	1,362	253,904
Donaldson Company, Inc.[1]	3,972	248,290
Vishay Intertechnology, Inc.	7,702	226,439
Acuity Brands, Inc.[1]	1,382	225,377
Simpson Manufacturing Company, Inc.	1,587	219,800
Sturm Ruger & Company, Inc.	4,132	218,831
Landstar System, Inc.	1,098	211,409
Armstrong World Industries, Inc.[1]	2,714	199,370
Louisiana-Pacific Corp.	2,652	198,847
Masco Corp.[1]	2,884	165,484
Golar LNG Ltd.	7,079	142,783
Expeditors International of Washington, Inc.	1,055	127,792
Toro Co.	1,176	119,540
Argan, Inc.[1]	2,961	116,693
Garmin Ltd.[1]	1,050	109,505
Ardmore Shipping Corp.	8,733	107,853
Scorpio Tankers, Inc.	2,265	106,976
Keysight Technologies, Inc.*	587	98,293
International Seaways, Inc.	2,473	94,567
Dorian LPG Ltd.	3,077	78,925
GrafTech International Ltd.	14,825	74,718
Lindsay Corp.	585	69,814
Total Industrial		6,705,498
Consumer, Cyclical - 12.2%
MSC Industrial Direct Company, Inc. — Class A1	3,609	343,866
Allison Transmission Holdings, Inc.[1]	5,588	315,498
Gentex Corp.[1]	10,757	314,750
PulteGroup, Inc.	3,866	300,311
MDC Holdings, Inc.	6,147	287,495
Tri Pointe Homes, Inc.*	8,663	284,666
Brunswick Corp.[1]	2,823	244,585
DR Horton, Inc.[1]	1,933	235,227
Dolby Laboratories, Inc. — Class A	2,807	234,890
Boyd Gaming Corp.[1]	2,807	194,721
Patrick Industries, Inc.	2,322	185,760
PetMed Express, Inc.	13,056	180,042
Taylor Morrison Home Corp. — Class A*	3,273	159,624
Monarch Casino & Resort, Inc.	2,157	151,961
Meritage Homes Corp.	922	131,173
NVR, Inc.*,1	20	127,012
Cavco Industries, Inc.*	420	123,900
Buckle, Inc.[1]	3,473	120,166
Green Brick Partners, Inc.*	1,357	77,078
Academy Sports & Outdoors, Inc.[1]	1,356	73,292
Home Depot, Inc.[1]	227	70,515
Total Consumer, Cyclical		4,156,532
Financial - 9.9%
SEI Investments Co.	5,772	344,119
MGIC Investment Corp.[1]	21,753	343,480
SouthState Corp.	5,067	333,409
Equity Commonwealth REIT	16,290	330,036
Weyerhaeuser Co. REIT	7,963	266,840
Essent Group Ltd.	5,533	258,944
Preferred Bank/Los Angeles CA	4,451	244,760
Mr Cooper Group, Inc.*	3,493	176,885
Radian Group, Inc.	6,657	168,289
NMI Holdings, Inc. — Class A*	5,812	150,066
Evercore, Inc. — Class A	1,190	147,072
FB Financial Corp.	4,419	123,953
S&T Bancorp, Inc.	3,684	100,168
Renasant Corp.	3,815	99,686

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 94.4% (continued)
Financial - 9.9% (continued)
International Bancshares Corp.	1,604	$70,897
Hilltop Holdings, Inc.[1]	2,244	70,596
Travelers Companies, Inc.[1]	383	66,512
Allstate Corp.[1]	607	66,187
Total Financial		3,361,899
Technology - 9.3%
NetApp, Inc.[1]	4,114	314,310
Dropbox, Inc. — Class A*	11,479	306,145
Kulicke & Soffa Industries, Inc.	4,646	276,205
Applied Materials, Inc.	1,705	246,441
KLA Corp.[1]	506	245,420
Apple, Inc.	1,076	208,712
NetScout Systems, Inc.*	6,233	192,911
Microsoft Corp.[1]	532	181,167
Diodes, Inc.*,1	1,792	165,742
Cognizant Technology Solutions Corp. — Class A1	2,506	163,592
Akamai Technologies, Inc.*,1	1,728	155,295
Teradyne, Inc.	1,298	144,506
Photronics, Inc.*	4,776	123,173
Cirrus Logic, Inc.*,1	1,369	110,903
Veradigm, Inc.*,1	8,119	102,300
Teradata Corp.*	1,436	76,697
QUALCOMM, Inc.	585	69,638
Qualys, Inc.*	536	69,235
Total Technology		3,152,392
Utilities - 7.9%
Atmos Energy Corp.	2,900	337,386
OGE Energy Corp.	9,385	337,015
Ameren Corp.	4,084	333,540
MGE Energy, Inc.	4,149	328,228
Black Hills Corp.	5,400	325,404
ONE Gas, Inc.[1]	3,631	278,897
Consolidated Edison, Inc.[1]	2,373	214,519
Clearway Energy, Inc. — Class C1	6,844	195,465
National Fuel Gas Co.	3,659	187,926
Chesapeake Utilities Corp.[1]	1,269	151,011
Total Utilities		2,689,391
Energy - 5.8%
Marathon Petroleum Corp.	3,090	360,294
Valero Energy Corp.[1]	2,932	343,924
Exxon Mobil Corp.[1]	3,176	340,626
Cheniere Energy, Inc.	1,382	210,561
Phillips 66[1]	1,597	152,322
California Resources Corp.	2,961	134,104
PBF Energy, Inc. — Class A	2,928	119,872
REX American Resources Corp.*	3,364	117,101
Occidental Petroleum Corp.[1]	1,682	98,901
SM Energy Co.	2,947	93,214
Total Energy		1,970,919
Communications - 5.7%
Cisco Systems, Inc.[1]	6,646	343,864
VeriSign, Inc.*,1	1,480	334,435
Yelp, Inc. — Class A*	6,778	246,787
Nexstar Media Group, Inc. — Class A	1,066	177,542
A10 Networks, Inc.[1]	11,576	168,894
InterDigital, Inc.	1,557	150,328
Verizon Communications, Inc.[1]	3,195	118,822
T-Mobile US, Inc.*,1	841	116,815
TEGNA, Inc.	7,093	115,191
Motorola Solutions, Inc.[1]	328	96,196
Extreme Networks, Inc.*	3,336	86,903
Total Communications		1,955,777
Basic Materials - 2.7%
NewMarket Corp.	588	236,446
Westlake Corp.	1,855	221,617
Olin Corp.	3,202	164,551
LyondellBasell Industries N.V. — Class A	1,320	121,216
CF Industries Holdings, Inc.[1]	1,568	108,850
AdvanSix, Inc.[1]	2,316	81,014
Total Basic Materials		933,694
Total Common Stocks
(Cost $30,540,408)		32,152,225

MONEY MARKET FUND† - 4.4%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares, 4.98%[2]	1,485,285	1,485,285
Total Money Market Fund
(Cost $1,485,285)		1,485,285
Total Investments - 98.8%
(Cost $32,025,693)		$33,637,510
Other Assets & Liabilities, net - 1.2%		403,480
Total Net Assets - 100.0%		$34,040,990

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements††
Goldman Sachs International	GS Equity Custom Basket	Pay	5.52% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	$7,918,264	$520,434

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements†† (continued)
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Pay	5.47% (Federal Funds Rate + 0.40%)	At Maturity	02/01/24	$7,918,264	$515,893
						$15,836,528	$1,036,327
OTC Custom Basket Swap Agreements Sold Short††
Goldman Sachs International	GS Equity Custom Basket	Receive	4.86% (Federal Funds Rate - 0.21%)	At Maturity	05/06/24	$17,150,557	$(564,203)
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Receive	4.77% (Federal Funds Rate - 0.30%)	At Maturity	02/01/24	17,342,465	(566,620)
						$34,493,022	$(1,130,823)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

MS EQUITY LONG CUSTOM BASKET

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Non-cyclical
Vertex Pharmaceuticals, Inc.	106	0.45%	$15,872
John B Sanfilippo & Son, Inc.	337	0.49%	14,639
Perdoceo Education Corp.	4,945	0.77%	7,904
Kimberly-Clark Corp.	602	1.05%	6,096
Quanex Building Products Corp.	1,309	0.44%	6,096
AMN Healthcare Services, Inc.	261	0.36%	6,023
Hackett Group, Inc.	1,907	0.54%	5,925
Viatris, Inc.	8,766	1.10%	5,616
Exelixis, Inc.	2,301	0.56%	3,872
Dynavax Technologies Corp.	2,836	0.46%	3,865
Edwards Lifesciences Corp.	258	0.31%	2,694
Vector Group Ltd.	4,249	0.69%	2,633
Innoviva, Inc.	4,975	0.80%	2,060
H&R Block, Inc.	2,673	1.08%	2,006
Johnson & Johnson	161	0.34%	1,956
Merck & Company, Inc.	728	1.06%	1,391
USANA Health Sciences, Inc.	630	0.50%	1,136
Molina Healthcare, Inc.	57	0.22%	508
Quest Diagnostics, Inc.	123	0.22%	489
Perrigo Company plc	502	0.22%	438
Altria Group, Inc.	682	0.39%	365
Bristol-Myers Squibb Co.	1,244	1.00%	303
United Therapeutics Corp.	273	0.76%	124
Abbott Laboratories	794	1.09%	(161)
QIAGEN N.V.	360	0.20%	(329)
Moderna, Inc.	137	0.21%	(1,126)
Vir Biotechnology, Inc.	837	0.26%	(1,866)
Supernus Pharmaceuticals, Inc.	676	0.26%	(2,445)
Neurocrine Biosciences, Inc.	340	0.40%	(2,592)
Hershey Co.	317	1.00%	(2,598)
Premier, Inc. — Class A	953	0.33%	(3,380)
Amgen, Inc.	372	1.04%	(3,715)
Grand Canyon Education, Inc.	352	0.46%	(3,825)
Campbell Soup Co.	649	0.37%	(5,840)
Humana, Inc.	77	0.43%	(5,986)
Gilead Sciences, Inc.	779	0.76%	(6,108)
Incyte Corp.	1,245	0.98%	(12,110)
Eagle Pharmaceuticals, Inc.	942	0.23%	(15,641)
Royalty Pharma plc — Class A	1,573	0.61%	(18,150)
Total Consumer, Non-cyclical			6,139
Communications
Yelp, Inc. — Class A	1,669	0.77%	13,945
Cisco Systems, Inc.	1,637	1.07%	7,098
Extreme Networks, Inc.	822	0.27%	5,627
InterDigital, Inc.	383	0.47%	4,631
Nexstar Media Group, Inc. — Class A	262	0.55%	2,550
Motorola Solutions, Inc.	81	0.30%	632
T-Mobile US, Inc.	207	0.36%	316
VeriSign, Inc.	364	1.04%	175
TEGNA, Inc.	1,747	0.36%	19
Verizon Communications, Inc.	787	0.37%	(478)
A10 Networks, Inc.	2,851	0.53%	(818)
Total Communications			33,697
Consumer, Cyclical
Allison Transmission Holdings, Inc.	1,376	0.98%	26,917
PulteGroup, Inc.	952	0.93%	19,095
DR Horton, Inc.	476	0.73%	13,839
MDC Holdings, Inc.	1,514	0.89%	12,727
Taylor Morrison Home Corp. — Class A	806	0.50%	9,845
Boyd Gaming Corp.	691	0.61%	9,710
Brunswick Corp.	695	0.76%	8,734
MSC Industrial Direct Company, Inc. — Class A	889	1.07%	7,897
Patrick Industries, Inc.	572	0.58%	7,662
Tri Pointe Homes, Inc.	2,133	0.89%	7,577
Meritage Homes Corp.	227	0.41%	4,716
NVR, Inc.	5	0.40%	3,301
Cavco Industries, Inc.	103	0.38%	2,802
Academy Sports & Outdoors, Inc.	334	0.23%	1,858
Green Brick Partners, Inc.	334	0.24%	1,692
Gentex Corp.	2,649	0.98%	1,655
Monarch Casino & Resort, Inc.	531	0.47%	1,342
Home Depot, Inc.	56	0.22%	1,170
Dolby Laboratories, Inc. — Class A	691	0.73%	651
Buckle, Inc.	855	0.37%	(1,566)
PetMed Express, Inc.	3,215	0.56%	(2,971)
Total Consumer, Cyclical			138,653
Industrial
Standex International Corp.	488	0.87%	27,183
Snap-on, Inc.	318	1.16%	24,047
Vishay Intertechnology, Inc.	1,897	0.70%	21,808
Eagle Materials, Inc.	335	0.79%	21,066
Mueller Industries, Inc.	858	0.95%	18,556
Louisiana-Pacific Corp.	653	0.62%	14,431
Builders FirstSource, Inc.	603	1.04%	12,525
Boise Cascade Co.	783	0.89%	12,507
Fortive Corp.	1,231	1.16%	11,996
Simpson Manufacturing Company, Inc.	391	0.68%	10,817
UFP Industries, Inc.	817	1.00%	10,512
Dorian LPG Ltd.	758	0.25%	9,897
ITT, Inc.	1,007	1.19%	6,689
Masco Corp.	710	0.51%	4,282
Donaldson Company, Inc.	978	0.77%	4,128
Landstar System, Inc.	270	0.66%	3,936
Armstrong World Industries, Inc.	668	0.62%	3,697
Dover Corp.	500	0.93%	2,636
Expeditors International of Washington, Inc.	260	0.40%	1,773
Keysight Technologies, Inc.	144	0.30%	1,598

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
International Seaways, Inc.	609	0.29%	$1,257
Ardmore Shipping Corp.	2,151	0.34%	642
GrafTech International Ltd.	3,651	0.23%	476
Scorpio Tankers, Inc.	558	0.33%	463
Toro Co.	290	0.37%	82
Garmin Ltd.	259	0.34%	(313)
Argan, Inc.	729	0.36%	(1,016)
Golar LNG Ltd.	1,743	0.44%	(2,308)
Acuity Brands, Inc.	340	0.70%	(3,844)
Lindsay Corp.	144	0.22%	(4,449)
3M Co.	829	1.05%	(6,981)
Sturm Ruger & Company, Inc.	1,018	0.68%	(7,563)
Total Industrial			200,530
Basic Materials
NewMarket Corp.	145	0.74%	11,956
CF Industries Holdings, Inc.	386	0.34%	(252)
LyondellBasell Industries N.V. — Class A	325	0.38%	(593)
Westlake Corp.	457	0.69%	(1,149)
AdvanSix, Inc.	570	0.25%	(3,039)
Olin Corp.	789	0.51%	(3,061)
Total Basic Materials			3,862
Technology
Dropbox, Inc. — Class A	2,827	0.95%	12,225
Kulicke & Soffa Industries, Inc.	1,144	0.86%	10,724
NetApp, Inc.	1,013	0.98%	10,645
KLA Corp.	125	0.77%	8,279
Microsoft Corp.	131	0.56%	7,427
Diodes, Inc.	441	0.52%	6,962
Teradata Corp.	354	0.24%	6,839
Teradyne, Inc.	320	0.45%	6,064
Photronics, Inc.	1,176	0.38%	5,043
Applied Materials, Inc.	420	0.77%	4,625
Cirrus Logic, Inc.	337	0.34%	4,140
Apple, Inc.	265	0.65%	3,467
Cognizant Technology Solutions Corp. — Class A	617	0.51%	2,229
QUALCOMM, Inc.	144	0.22%	2,037
Qualys, Inc.	132	0.22%	1,106
NetScout Systems, Inc.	1,535	0.60%	1,028
Veradigm, Inc.	1,999	0.32%	33
Akamai Technologies, Inc.	426	0.48%	(1,740)
Total Technology			91,133
Financial
MGIC Investment Corp.	5,357	1.07%	8,557
Essent Group Ltd.	1,363	0.81%	8,009
Weyerhaeuser Co.	1,961	0.83%	7,534
NMI Holdings, Inc. — Class A	1,431	0.47%	7,017
Radian Group, Inc.	1,639	0.52%	5,470
Evercore, Inc. — Class A	293	0.46%	5,403
Mr Cooper Group, Inc.	860	0.55%	3,287
Hilltop Holdings, Inc.	553	0.22%	1,776
Preferred Bank/Los Angeles CA	1,096	0.76%	1,112
SouthState Corp.	1,248	1.04%	374
SEI Investments Co.	1,421	1.07%	258
International Bancshares Corp.	395	0.22%	204
Allstate Corp.	149	0.21%	(101)
Travelers Companies, Inc.	94	0.21%	(113)
S&T Bancorp, Inc.	907	0.31%	(780)
Equity Commonwealth	4,012	1.03%	(1,494)
Renasant Corp.	940	0.31%	(6,352)
FB Financial Corp.	1,088	0.39%	(9,813)
Total Financial			30,348
Utilities
MGE Energy, Inc.	1,022	1.02%	5,776
Atmos Energy Corp.	714	1.05%	1,148
ONE Gas, Inc.	894	0.87%	1,049
Chesapeake Utilities Corp.	312	0.47%	505
Ameren Corp.	1,006	1.04%	(260)
Consolidated Edison, Inc.	584	0.67%	(1,479)
Black Hills Corp.	1,330	1.01%	(2,221)
National Fuel Gas Co.	901	0.58%	(7,346)
OGE Energy Corp.	2,311	1.05%	(7,575)
Clearway Energy, Inc. — Class C	1,685	0.61%	(8,169)
Total Utilities			(18,572)
Energy
Marathon Petroleum Corp.	761	1.12%	9,604
Exxon Mobil Corp.	782	1.06%	6,501
REX American Resources Corp.	828	0.36%	4,744
California Resources Corp.	729	0.42%	3,546
SM Energy Co.	726	0.29%	3,449
PBF Energy, Inc. — Class A	721	0.37%	3,184
Cheniere Energy, Inc.	340	0.65%	2,894
Phillips 66	393	0.47%	(353)
Valero Energy Corp.	722	1.07%	(1,170)
Occidental Petroleum Corp.	414	0.31%	(2,296)
Total Energy			30,103
Total MS Equity Long Custom Basket			$515,893

MS EQUITY SHORT CUSTOM BASKET
Consumer, Non-cyclical
Driven Brands Holdings, Inc.	7,897	(1.23)%	17,367
Clarivate plc	7,491	(0.41)%	10,307
Global Payments, Inc.	1,682	(0.96)%	8,509
Equifax, Inc.	971	(1.32)%	6,882
ABM Industries, Inc.	4,653	(1.14)%	5,866
Utz Brands, Inc.	4,820	(0.45)%	3,919
TreeHouse Foods, Inc.	2,659	(0.77)%	(7,535)
FTI Consulting, Inc.	773	(0.85)%	(9,473)
Estee Lauder Companies, Inc. — Class A	790	(0.89)%	(11,622)
Quanta Services, Inc.	880	(1.00)%	(15,544)
Booz Allen Hamilton Holding Corp.	893	(0.57)%	(17,027)
ICF International, Inc.	1,500	(1.08)%	(30,839)
CoStar Group, Inc.	2,591	(1.33)%	(33,922)
TransUnion	2,944	(1.33)%	(42,780)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
GXO Logistics, Inc.	2,692	(0.98)%	$(43,050)
Neogen Corp.	10,742	(1.35)%	(46,159)
Total Consumer, Non-cyclical			(205,101)
Financial
Sun Communities, Inc.	1,647	(1.24)%	64,851
Rexford Industrial Realty, Inc.	4,055	(1.22)%	35,253
American Tower Corp. — Class A	1,314	(1.47)%	29,697
Howard Hughes Corp.	2,174	(0.99)%	23,782
Outfront Media, Inc.	7,359	(0.67)%	19,986
Healthcare Realty Trust, Inc.	8,779	(0.95)%	18,154
Kemper Corp.	2,560	(0.71)%	17,545
Equitable Holdings, Inc.	8,923	(1.40)%	16,547
Kennedy-Wilson Holdings, Inc.	13,448	(1.27)%	15,838
Raymond James Financial, Inc.	2,647	(1.58)%	13,195
Americold Realty Trust, Inc.	6,745	(1.26)%	9,862
TFS Financial Corp.	6,645	(0.48)%	7,346
Prologis, Inc.	1,601	(1.13)%	6,999
Assured Guaranty Ltd.	3,399	(1.09)%	5,887
Progressive Corp.	1,279	(0.98)%	2,661
Stellar Bancorp, Inc.	4,804	(0.63)%	1,599
Equinix, Inc.	287	(1.30)%	981
Popular, Inc.	1,355	(0.47)%	924
Rayonier, Inc.	6,861	(1.24)%	812
Northern Trust Corp.	1,942	(0.83)%	605
Hanover Insurance Group, Inc.	999	(0.65)%	(60)
Crown Castle, Inc.	525	(0.34)%	(389)
KKR & Company, Inc. — Class A	3,997	(1.29)%	(394)
Voya Financial, Inc.	879	(0.36)%	(678)
Annaly Capital Management, Inc.	5,597	(0.65)%	(2,577)
State Street Corp.	1,910	(0.81)%	(2,918)
Omega Healthcare Investors, Inc.	2,790	(0.49)%	(3,986)
Boston Properties, Inc.	995	(0.33)%	(6,339)
Medical Properties Trust, Inc.	9,876	(0.53)%	(6,961)
AGNC Investment Corp.	10,419	(0.61)%	(7,045)
UDR, Inc.	5,237	(1.30)%	(9,109)
Jones Lang LaSalle, Inc.	782	(0.70)%	(9,707)
UMH Properties, Inc.	10,661	(0.98)%	(10,412)
Brighthouse Financial, Inc.	5,767	(1.57)%	(10,581)
Ellington Financial, Inc.	10,989	(0.87)%	(11,102)
Welltower, Inc.	2,190	(1.02)%	(12,776)
PennyMac Mortgage Investment Trust	10,580	(0.82)%	(13,276)
Carlyle Group, Inc.	2,923	(0.54)%	(14,771)
Apollo Global Management, Inc.	1,522	(0.67)%	(17,099)
PennyMac Financial Services, Inc.	3,165	(1.28)%	(23,590)
Iron Mountain, Inc.	4,248	(1.39)%	(24,238)
Ares Management Corp. — Class A	2,172	(1.21)%	(32,039)
Digital Realty Trust, Inc.	2,061	(1.35)%	(39,478)
Total Financial			32,999
Utilities
Avista Corp.	4,851	(1.10)%	20,707
Spire, Inc.	2,812	(1.03)%	18,939
Dominion Energy, Inc.	3,840	(1.15)%	14,829
Sempra Energy	1,697	(1.42)%	10,726
UGI Corp.	5,254	(0.82)%	2,998
CMS Energy Corp.	3,395	(1.15)%	2,888
PG&E Corp.	11,837	(1.18)%	484
American Electric Power Company, Inc.	2,971	(1.44)%	(1,068)
Alliant Energy Corp.	3,813	(1.15)%	(1,072)
DTE Energy Co.	1,527	(0.97)%	(1,209)
Exelon Corp.	3,406	(0.80)%	(2,930)
Edison International	2,964	(1.19)%	(8,081)
Total Utilities			57,211
Technology
Evolent Health, Inc. — Class A	3,514	(0.61)%	9,535
Procore Technologies, Inc.	1,521	(0.57)%	(673)
KBR, Inc.	1,415	(0.53)%	(4,881)
Guidewire Software, Inc.	1,161	(0.51)%	(5,185)
Alteryx, Inc. — Class A	1,699	(0.44)%	(6,207)
Paycor HCM, Inc.	5,563	(0.76)%	(8,249)
Privia Health Group, Inc.	7,350	(1.11)%	(14,161)
Ceridian HCM Holding, Inc.	3,075	(1.19)%	(23,300)
Total Technology			(53,121)
Industrial
General Electric Co.	1	0.00%	(15)
Waste Management, Inc.	584	(0.58)%	(250)
Boeing Co.	751	(0.91)%	(8,596)
Vulcan Materials Co.	404	(0.53)%	(9,248)
Kirby Corp.	1,384	(0.61)%	(12,500)
Tetra Tech, Inc.	456	(0.43)%	(13,864)
Clean Harbors, Inc.	521	(0.49)%	(15,867)
NV5 Global, Inc.	1,100	(0.70)%	(17,366)
MasTec, Inc.	856	(0.58)%	(26,120)
Casella Waste Systems, Inc. — Class A	1,651	(0.86)%	(40,296)
MSA Safety, Inc.	1,171	(1.17)%	(55,179)
Total Industrial			(199,301)
Consumer, Cyclical
UniFirst Corp.	972	(0.87)%	43,987
Ollie's Bargain Outlet Holdings, Inc.	859	(0.29)%	623
Newell Brands, Inc.	18,528	(0.93)%	(191)
OPENLANE, Inc.	11,580	(1.02)%	(1,109)
Burlington Stores, Inc.	499	(0.45)%	(4,126)
Five Below, Inc.	456	(0.52)%	(5,476)
Shake Shack, Inc. — Class A	1,315	(0.59)%	(11,949)
VF Corp.	10,540	(1.16)%	(13,106)
Tesla, Inc.	381	(0.58)%	(26,464)
Floor & Decor Holdings, Inc. — Class A	1,398	(0.84)%	(32,928)
Copart, Inc.	2,258	(1.19)%	(59,390)
Total Consumer, Cyclical			(110,129)
Basic Materials
Hecla Mining Co.	18,870	(0.56)%	17,043
Royal Gold, Inc.	885	(0.59)%	9,183
Piedmont Lithium, Inc.	1,453	(0.48)%	5,354
Carpenter Technology Corp.	2,239	(0.72)%	(38,670)
Total Basic Materials			(7,090)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Communications
Robinhood Markets, Inc. — Class A	4,579	(0.26)%	$(1,548)
Palo Alto Networks, Inc.	206	(0.30)%	(1,845)
Chewy, Inc. — Class A	2,064	(0.47)%	(7,152)
DoorDash, Inc. — Class A	1,573	(0.69)%	(17,071)
Uber Technologies, Inc.	1,429	(0.36)%	(21,358)
Total Communications			(48,974)
Energy
NOV, Inc.	8,986	(0.83)%	40,541
Hess Corp.	1,904	(1.49)%	(10,630)
Valaris Ltd.	1,435	(0.52)%	(13,597)
Tidewater, Inc.	2,007	(0.64)%	(24,526)
Schlumberger N.V.	4,549	(1.29)%	(24,902)
Total Energy			(33,114)
Total MS Equity Short Custom Basket			$(566,620)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

GS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Non-cyclical
Vertex Pharmaceuticals, Inc.	106	0.45%	$15,826
John B Sanfilippo & Son, Inc.	337	0.50%	14,662
Perdoceo Education Corp.	4,945	0.77%	7,887
Kimberly-Clark Corp.	602	1.05%	6,127
Quanex Building Products Corp.	1,309	0.44%	6,081
AMN Healthcare Services, Inc.	261	0.36%	6,078
Hackett Group, Inc.	1,907	0.54%	5,909
Viatris, Inc.	8,766	1.10%	5,567
Exelixis, Inc.	2,301	0.56%	3,961
Dynavax Technologies Corp.	2,836	0.46%	3,900
Edwards Lifesciences Corp.	258	0.31%	2,724
Vector Group Ltd.	4,249	0.69%	2,678
Innoviva, Inc.	4,975	0.80%	2,091
Johnson & Johnson	161	0.34%	1,946
H&R Block, Inc.	2,673	1.08%	1,766
Merck & Company, Inc.	728	1.06%	1,414
USANA Health Sciences, Inc.	630	0.50%	1,072
Quest Diagnostics, Inc.	123	0.22%	509
Molina Healthcare, Inc.	57	0.22%	478
Perrigo Company plc	502	0.22%	421
Bristol-Myers Squibb Co.	1,244	1.00%	372
Altria Group, Inc.	682	0.39%	322
United Therapeutics Corp.	273	0.76%	126
Abbott Laboratories	794	1.09%	(159)
QIAGEN N.V.	360	0.20%	(348)
Moderna, Inc.	137	0.21%	(1,142)
Vir Biotechnology, Inc.	837	0.26%	(1,935)
Supernus Pharmaceuticals, Inc.	676	0.26%	(2,406)
Neurocrine Biosciences, Inc.	340	0.40%	(2,623)
Hershey Co.	317	1.00%	(2,685)
Amgen, Inc.	372	1.04%	(3,368)
Premier, Inc. — Class A	953	0.33%	(3,400)
Grand Canyon Education, Inc.	352	0.46%	(3,865)
Campbell Soup Co.	649	0.37%	(5,812)
Humana, Inc.	77	0.43%	(5,963)
Gilead Sciences, Inc.	779	0.76%	(6,032)
Incyte Corp.	1,245	0.98%	(11,844)
Eagle Pharmaceuticals, Inc.	942	0.23%	(15,901)
Royalty Pharma plc — Class A	1,573	0.61%	(17,971)
Total Consumer, Non-cyclical			6,463
Communications
Yelp, Inc. — Class A	1,669	0.77%	14,045
Cisco Systems, Inc.	1,637	1.07%	7,126
Extreme Networks, Inc.	822	0.27%	5,636
InterDigital, Inc.	383	0.47%	4,694
Nexstar Media Group, Inc. — Class A	262	0.55%	2,558
Motorola Solutions, Inc.	81	0.30%	624
T-Mobile US, Inc.	207	0.36%	344
VeriSign, Inc.	364	1.04%	165
TEGNA, Inc.	1,747	0.36%	28
Verizon Communications, Inc.	787	0.37%	(512)
A10 Networks, Inc.	2,851	0.53%	(891)
Total Communications			33,817
Consumer, Cyclical
Allison Transmission Holdings, Inc.	1,376	0.98%	26,894
PulteGroup, Inc.	952	0.93%	19,153
DR Horton, Inc.	476	0.73%	13,898
MDC Holdings, Inc.	1,514	0.89%	12,730
Taylor Morrison Home Corp. — Class A	806	0.50%	9,878
Boyd Gaming Corp.	691	0.61%	9,784
Brunswick Corp.	695	0.76%	8,820
MSC Industrial Direct Company, Inc. — Class A	889	1.07%	7,868
Tri Pointe Homes, Inc.	2,133	0.89%	7,723
Patrick Industries, Inc.	572	0.58%	7,687
Meritage Homes Corp.	227	0.41%	4,744
NVR, Inc.	5	0.40%	3,313
Cavco Industries, Inc.	103	0.38%	2,793
Academy Sports & Outdoors, Inc.	334	0.23%	1,890
Green Brick Partners, Inc.	334	0.24%	1,706
Gentex Corp.	2,649	0.98%	1,651
Monarch Casino & Resort, Inc.	531	0.47%	1,310
Home Depot, Inc.	56	0.22%	1,159
Dolby Laboratories, Inc. — Class A	691	0.73%	672
Buckle, Inc.	855	0.37%	(1,539)
PetMed Express, Inc.	3,215	0.56%	(2,968)
Total Consumer, Cyclical			139,166
Industrial
Standex International Corp.	488	0.87%	27,118
Snap-on, Inc.	318	1.16%	24,040
Vishay Intertechnology, Inc.	1,897	0.70%	21,812
Eagle Materials, Inc.	335	0.79%	21,072
Mueller Industries, Inc.	858	0.95%	18,552
Louisiana-Pacific Corp.	653	0.62%	14,730
Builders FirstSource, Inc.	603	1.04%	12,671
Boise Cascade Co.	783	0.89%	12,557
Fortive Corp.	1,231	1.16%	11,999
Simpson Manufacturing Company, Inc.	391	0.68%	10,857
UFP Industries, Inc.	817	1.00%	10,504
Dorian LPG Ltd.	758	0.25%	9,875
ITT, Inc.	1,007	1.19%	6,945
Masco Corp.	710	0.51%	4,240
Donaldson Company, Inc.	978	0.77%	4,194
Landstar System, Inc.	270	0.66%	3,880
Armstrong World Industries, Inc.	668	0.62%	3,742
Dover Corp.	500	0.93%	2,685
Expeditors International of Washington, Inc.	260	0.40%	1,773
Keysight Technologies, Inc.	144	0.30%	1,588

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
International Seaways, Inc.	609	0.29%	$1,234
Ardmore Shipping Corp.	2,151	0.34%	569
GrafTech International Ltd.	3,651	0.23%	474
Scorpio Tankers, Inc.	558	0.33%	469
Toro Co.	290	0.37%	176
Garmin Ltd.	259	0.34%	(316)
Argan, Inc.	729	0.36%	(892)
Golar LNG Ltd.	1,743	0.44%	(2,323)
Acuity Brands, Inc.	340	0.70%	(3,714)
Lindsay Corp.	144	0.22%	(4,424)
3M Co.	829	1.05%	(6,788)
Sturm Ruger & Company, Inc.	1,018	0.68%	(7,638)
Total Industrial			201,661
Basic Materials
NewMarket Corp.	145	0.74%	12,016
CF Industries Holdings, Inc.	386	0.34%	(127)
LyondellBasell Industries N.V. — Class A	325	0.38%	(466)
Westlake Corp.	457	0.69%	(1,196)
Olin Corp.	789	0.51%	(3,015)
AdvanSix, Inc.	570	0.25%	(3,055)
Total Basic Materials			4,157
Technology
Dropbox, Inc. — Class A	2,827	0.95%	12,150
Kulicke & Soffa Industries, Inc.	1,144	0.86%	10,772
NetApp, Inc.	1,013	0.98%	10,647
KLA Corp.	125	0.77%	8,407
Microsoft Corp.	131	0.56%	7,453
Diodes, Inc.	441	0.52%	6,983
Teradata Corp.	354	0.24%	6,834
Teradyne, Inc.	320	0.45%	6,214
Photronics, Inc.	1,176	0.38%	5,085
Applied Materials, Inc.	420	0.77%	4,560
Cirrus Logic, Inc.	337	0.34%	4,191
Apple, Inc.	265	0.65%	3,013
Cognizant Technology Solutions Corp. — Class A	617	0.51%	2,250
QUALCOMM, Inc.	144	0.22%	2,056
NetScout Systems, Inc.	1,535	0.60%	1,074
Qualys, Inc.	132	0.22%	1,058
Veradigm, Inc.	1,999	0.32%	(3)
Akamai Technologies, Inc.	426	0.48%	(1,755)
Total Technology			90,989
Financial
MGIC Investment Corp.	5,357	1.07%	8,560
Essent Group Ltd.	1,363	0.81%	8,014
Weyerhaeuser Co.	1,961	0.83%	7,733
NMI Holdings, Inc. — Class A	1,431	0.47%	7,051
Evercore, Inc. — Class A	293	0.46%	5,684
Radian Group, Inc.	1,639	0.52%	5,391
Mr Cooper Group, Inc.	860	0.55%	3,391
Hilltop Holdings, Inc.	553	0.22%	1,783
Preferred Bank/Los Angeles CA	1,096	0.76%	1,197
SouthState Corp.	1,248	1.04%	903
SEI Investments Co.	1,421	1.07%	405
International Bancshares Corp.	395	0.22%	201
Douglas Elliman, Inc.	1	0.00%	(2)
Allstate Corp.	149	0.21%	(95)
Travelers Companies, Inc.	94	0.21%	(124)
S&T Bancorp, Inc.	907	0.31%	(780)
Equity Commonwealth	4,012	1.03%	(1,521)
Renasant Corp.	940	0.31%	(6,354)
FB Financial Corp.	1,088	0.39%	(9,825)
Total Financial			31,612
Utilities
MGE Energy, Inc.	1,022	1.02%	5,729
Atmos Energy Corp.	714	1.05%	1,262
ONE Gas, Inc.	894	0.87%	1,182
Chesapeake Utilities Corp.	312	0.47%	446
Ameren Corp.	1,006	1.04%	(136)
Consolidated Edison, Inc.	584	0.67%	(1,420)
Black Hills Corp.	1,330	1.01%	(2,151)
National Fuel Gas Co.	901	0.58%	(7,318)
OGE Energy Corp.	2,311	1.05%	(7,403)
Clearway Energy, Inc. — Class C	1,685	0.61%	(8,170)
Total Utilities			(17,979)
Energy
Marathon Petroleum Corp.	761	1.12%	9,660
Exxon Mobil Corp.	782	1.06%	6,758
REX American Resources Corp.	828	0.36%	4,891
California Resources Corp.	729	0.42%	3,522
SM Energy Co.	726	0.29%	3,511
PBF Energy, Inc. — Class A	721	0.37%	3,068
Cheniere Energy, Inc.	340	0.65%	2,788
Phillips 66	393	0.47%	(383)
Valero Energy Corp.	722	1.07%	(1,025)
Occidental Petroleum Corp.	414	0.31%	(2,242)
Total Energy			30,548
Total GS Equity Long Custom Basket			$520,434

GS EQUITY SHORT CUSTOM BASKET
Consumer, Non-cyclical
Driven Brands Holdings, Inc.	7,897	(1.23)%	17,781
Clarivate plc	7,491	(0.42)%	10,246
Global Payments, Inc.	1,682	(0.97)%	8,573
Equifax, Inc.	971	(1.33)%	6,734
ABM Industries, Inc.	4,653	(1.16)%	5,806
Utz Brands, Inc.	4,820	(0.46)%	4,044
TreeHouse Foods, Inc.	2,659	(0.78)%	(7,839)
FTI Consulting, Inc.	773	(0.86)%	(8,665)
Estee Lauder Companies, Inc. — Class A	790	(0.90)%	(11,457)
Quanta Services, Inc.	880	(1.01)%	(15,791)
Booz Allen Hamilton Holding Corp.	893	(0.58)%	(17,222)
ICF International, Inc.	1,500	(1.09)%	(30,855)
CoStar Group, Inc.	2,591	(1.34)%	(34,221)
TransUnion	2,944	(1.34)%	(43,077)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
GXO Logistics, Inc.	2,692	(0.99)%	$(43,102)
Neogen Corp.	10,742	(1.36)%	(46,296)
Total Consumer, Non-cyclical			(205,341)
Financial
Sun Communities, Inc.	1,647	(1.25)%	64,597
Rexford Industrial Realty, Inc.	4,055	(1.23)%	34,911
American Tower Corp. — Class A	1,314	(1.49)%	29,877
Howard Hughes Corp.	2,174	(1.00)%	23,716
Outfront Media, Inc.	7,359	(0.67)%	20,276
Healthcare Realty Trust, Inc.	8,779	(0.97)%	18,316
Kemper Corp.	2,560	(0.72)%	17,687
Equitable Holdings, Inc.	8,923	(1.41)%	16,169
Kennedy-Wilson Holdings, Inc.	13,448	(1.28)%	15,372
Raymond James Financial, Inc.	2,647	(1.60)%	12,806
Americold Realty Trust, Inc.	6,745	(1.27)%	9,412
TFS Financial Corp.	6,645	(0.49)%	7,385
Prologis, Inc.	1,601	(1.14)%	6,016
Assured Guaranty Ltd.	3,399	(1.11)%	5,704
Progressive Corp.	1,279	(0.99)%	2,751
Stellar Bancorp, Inc.	4,804	(0.64)%	1,666
Rayonier, Inc.	6,861	(1.26)%	1,122
Popular, Inc.	1,355	(0.48)%	894
Equinix, Inc.	287	(1.31)%	756
Northern Trust Corp.	1,942	(0.84)%	682
Hanover Insurance Group, Inc.	999	(0.66)%	(157)
Crown Castle, Inc.	525	(0.35)%	(346)
KKR & Company, Inc. — Class A	3,997	(1.31)%	(478)
Voya Financial, Inc.	879	(0.37)%	(568)
Annaly Capital Management, Inc.	5,597	(0.65)%	(2,558)
State Street Corp.	1,910	(0.81)%	(2,958)
Omega Healthcare Investors, Inc.	2,790	(0.50)%	(4,148)
Boston Properties, Inc.	995	(0.33)%	(6,517)
Medical Properties Trust, Inc.	9,876	(0.53)%	(7,086)
AGNC Investment Corp.	10,419	(0.62)%	(7,592)
UDR, Inc.	5,237	(1.31)%	(8,908)
Jones Lang LaSalle, Inc.	782	(0.71)%	(9,828)
UMH Properties, Inc.	10,661	(0.99)%	(10,320)
Brighthouse Financial, Inc.	5,767	(1.59)%	(10,899)
Ellington Financial, Inc.	10,989	(0.88)%	(11,096)
Welltower, Inc.	2,190	(1.03)%	(13,073)
PennyMac Mortgage Investment Trust	10,580	(0.83)%	(13,390)
Carlyle Group, Inc.	2,923	(0.54)%	(15,405)
Apollo Global Management, Inc.	1,522	(0.68)%	(17,417)
PennyMac Financial Services, Inc.	3,165	(1.30)%	(23,751)
Iron Mountain, Inc.	4,248	(1.41)%	(24,229)
Ares Management Corp. — Class A	2,172	(1.22)%	(33,115)
Digital Realty Trust, Inc.	2,061	(1.37)%	(39,874)
Total Financial			26,402
Utilities
Avista Corp.	4,851	(1.11)%	20,509
Spire, Inc.	2,812	(1.04)%	18,689
Dominion Energy, Inc.	3,840	(1.16)%	14,081
Sempra Energy	1,697	(1.44)%	11,102
UGI Corp.	5,254	(0.83)%	2,815
CMS Energy Corp.	3,395	(1.16)%	2,207
PG&E Corp.	11,837	(1.19)%	708
American Electric Power Company, Inc.	2,971	(1.46)%	(1,188)
Alliant Energy Corp.	3,813	(1.17)%	(1,331)
DTE Energy Co.	1,527	(0.98)%	(1,362)
Exelon Corp.	3,406	(0.81)%	(2,946)
Edison International	2,964	(1.20)%	(8,324)
Total Utilities			54,960
Technology
Evolent Health, Inc. — Class A	3,514	(0.62)%	8,936
Procore Technologies, Inc.	1,521	(0.58)%	(818)
KBR, Inc.	1,415	(0.54)%	(4,967)
Guidewire Software, Inc.	1,161	(0.52)%	(5,163)
Alteryx, Inc. — Class A	1,699	(0.45)%	(6,008)
Paycor HCM, Inc.	5,563	(0.77)%	(8,395)
Ceridian HCM Holding, Inc.	3,075	(1.20)%	(24,117)
Total Technology			(40,532)
Industrial
Waste Management, Inc.	584	(0.59)%	(449)
Boeing Co.	751	(0.92)%	(8,930)
Vulcan Materials Co.	404	(0.53)%	(9,181)
Kirby Corp.	1,384	(0.62)%	(12,159)
Tetra Tech, Inc.	456	(0.44)%	(13,943)
Clean Harbors, Inc.	521	(0.50)%	(15,984)
NV5 Global, Inc.	1,100	(0.71)%	(17,361)
MasTec, Inc.	856	(0.59)%	(26,398)
Casella Waste Systems, Inc. — Class A	1,651	(0.87)%	(40,302)
MSA Safety, Inc.	1,171	(1.19)%	(55,176)
Total Industrial			(199,883)
Consumer, Cyclical
UniFirst Corp.	972	(0.88)%	44,142
Newell Brands, Inc.	18,528	(0.94)%	600
Ollie's Bargain Outlet Holdings, Inc.	859	(0.29)%	503
OPENLANE, Inc.	11,580	(1.03)%	(1,099)
Burlington Stores, Inc.	499	(0.46)%	(4,086)
Five Below, Inc.	456	(0.52)%	(5,580)
Shake Shack, Inc. — Class A	1,315	(0.60)%	(12,076)
VF Corp.	10,540	(1.17)%	(12,975)
Tesla, Inc.	381	(0.58)%	(26,606)
Floor & Decor Holdings, Inc. — Class A	1,398	(0.85)%	(33,001)
Copart, Inc.	2,258	(1.20)%	(59,742)
Total Consumer, Cyclical			(109,920)
Basic Materials
Hecla Mining Co.	18,870	(0.57)%	17,145
Royal Gold, Inc.	885	(0.59)%	9,200
Piedmont Lithium, Inc.	1,453	(0.49)%	5,071
Carpenter Technology Corp.	2,239	(0.73)%	(38,635)
Total Basic Materials			(7,219)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Communications
Robinhood Markets, Inc. — Class A	4,579	(0.27)%	$(1,725)
Palo Alto Networks, Inc.	206	(0.31)%	(1,840)
Chewy, Inc. — Class A	2,064	(0.48)%	(7,351)
DoorDash, Inc. — Class A	1,573	(0.70)%	(17,349)
Uber Technologies, Inc.	1,429	(0.36)%	(21,291)
Total Communications			(49,556)
Energy
NOV, Inc.	8,986	(0.84)%	40,834
Hess Corp.	1,904	(1.51)%	(10,390)
Valaris Ltd.	1,435	(0.53)%	(13,839)
Tidewater, Inc.	2,007	(0.65)%	(24,675)
Schlumberger N.V.	4,549	(1.30)%	(25,044)
Total Energy			(33,114)
Total GS Equity Short Custom Basket			$(564,203)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as custom basket swap collateral at June 30, 2023.
[2]	Rate indicated is the 7-day yield as of June 30, 2023.

GS — Goldman Sachs International
MS — Morgan Stanley Capital Services LLC
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$32,152,225	$—	$—	$32,152,225
Money Market Fund	1,485,285	—	—	1,485,285
Equity Custom Basket Swap Agreements**	—	1,036,327	—	1,036,327
Total Assets	$33,637,510	$1,036,327	$—	$34,673,837

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Custom Basket Swap Agreements**	$—	$1,130,823	$—	$1,130,823

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Capital Stewardship Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 99.3%
Technology - 28.6%
Apple, Inc.	68,164	$13,221,771
Microsoft Corp.	33,733	11,487,436
Texas Instruments, Inc.	21,465	3,864,129
NVIDIA Corp.	5,921	2,504,701
QUALCOMM, Inc.	18,062	2,150,101
Intuit, Inc.	3,842	1,760,366
Cadence Design Systems, Inc.*	6,598	1,547,363
Dropbox, Inc. — Class A*	57,918	1,544,673
ServiceNow, Inc.*	2,539	1,426,842
NetApp, Inc.	17,274	1,319,734
Workday, Inc. — Class A*	5,564	1,256,852
KLA Corp.	2,550	1,236,801
Applied Materials, Inc.	8,543	1,234,805
Broadcom, Inc.	1,390	1,205,728
Cognizant Technology Solutions Corp. — Class A	16,842	1,099,446
Snowflake, Inc. — Class A*	5,235	921,255
HubSpot, Inc.*	1,730	920,516
VMware, Inc. — Class A*	5,711	820,614
HP, Inc.	26,623	817,592
Micron Technology, Inc.	12,500	788,875
Electronic Arts, Inc.	5,159	669,122
Playtika Holding Corp.*	53,909	625,344
Akamai Technologies, Inc.*	4,251	382,037
Salesforce, Inc.*	1,758	371,395
Procore Technologies, Inc.*	5,066	329,645
Adobe, Inc.*	629	307,575
ON Semiconductor Corp.*	3,159	298,778
Zoom Video Communications, Inc. — Class A*	4,088	277,493
Synopsys, Inc.*	417	181,566
Total Technology		54,572,555
Consumer, Non-cyclical - 22.1%
UnitedHealth Group, Inc.	6,947	3,339,006
Amgen, Inc.	11,368	2,523,924
McKesson Corp.	5,563	2,377,126
Becton Dickinson and Co.	8,717	2,301,375
Johnson & Johnson	13,651	2,259,513
Humana, Inc.	4,920	2,199,880
Kimberly-Clark Corp.	15,673	2,163,814
Merck & Company, Inc.	18,699	2,157,678
PepsiCo, Inc.	11,335	2,099,469
Colgate-Palmolive Co.	25,177	1,939,636
Bristol-Myers Squibb Co.	26,348	1,684,955
Pfizer, Inc.	44,457	1,630,683
Gilead Sciences, Inc.	20,831	1,605,445
Vertex Pharmaceuticals, Inc.*	4,063	1,429,810
Hershey Co.	5,122	1,278,963
United Therapeutics Corp.*	5,234	1,155,406
Thermo Fisher Scientific, Inc.	2,167	1,130,632
Cardinal Health, Inc.	10,029	948,442
Campbell Soup Co.	20,456	935,044
Quest Diagnostics, Inc.	6,247	878,078
Biogen, Inc.*	2,793	795,586
AbbVie, Inc.	4,665	628,515
Procter & Gamble Co.	3,774	572,667
HCA Healthcare, Inc.	1,872	568,115
ResMed, Inc.	2,407	525,929
Regeneron Pharmaceuticals, Inc.*	543	390,167
Kroger Co.	7,894	371,018
Moody's Corp.	1,032	358,847
Elevance Health, Inc.	777	345,213
Organon & Co.	14,764	307,239
Eli Lilly & Co.	620	290,768
Abbott Laboratories	2,632	286,941
Moderna, Inc.*	2,322	282,123
Coca-Cola Co.	4,485	270,086
General Mills, Inc.	2,027	155,471
Total Consumer, Non-cyclical		42,187,564
Consumer, Cyclical - 13.8%
Home Depot, Inc.	15,091	4,687,868
Lowe's Companies, Inc.	16,911	3,816,813
WW Grainger, Inc.	3,400	2,681,206
Yum! Brands, Inc.	15,024	2,081,575
Cummins, Inc.	8,009	1,963,487
Walmart, Inc.	12,136	1,907,536
PulteGroup, Inc.	20,330	1,579,234
Gentex Corp.	50,275	1,471,047
Costco Wholesale Corp.	2,165	1,165,593
Dollar General Corp.	5,155	875,216
AutoNation, Inc.*	4,815	792,597
Williams-Sonoma, Inc.	5,964	746,335
Tesla, Inc.*	2,533	663,063
BorgWarner, Inc.	12,948	633,287
Lear Corp.	4,388	629,897
Ulta Beauty, Inc.*	1,164	547,773
Total Consumer, Cyclical		26,242,527
Industrial - 12.1%
Illinois Tool Works, Inc.	15,341	3,837,705
Lockheed Martin Corp.	5,114	2,354,383
Waste Management, Inc.	12,117	2,101,330
General Dynamics Corp.	9,557	2,056,189
Amphenol Corp. — Class A	23,330	1,981,884
United Parcel Service, Inc. — Class B	10,807	1,937,155
Expeditors International of Washington, Inc.	15,597	1,889,264
Caterpillar, Inc.	7,288	1,793,212
3M Co.	14,688	1,470,122
Jabil, Inc.	10,495	1,132,725
Keysight Technologies, Inc.*	6,449	1,079,885
Mettler-Toledo International, Inc.*	514	674,183
CH Robinson Worldwide, Inc.	5,103	481,468
TD SYNNEX Corp.	2,104	197,776
Total Industrial		22,987,281
Communications - 11.3%
Alphabet, Inc. — Class A*	41,236	4,935,949
Amazon.com, Inc.*	32,734	4,267,204
VeriSign, Inc.*	8,620	1,947,861
Motorola Solutions, Inc.	6,558	1,923,330
Cisco Systems, Inc.	36,266	1,876,403
Meta Platforms, Inc. — Class A*	5,029	1,443,223
FactSet Research Systems, Inc.	3,223	1,291,295
eBay, Inc.	26,078	1,165,426
GoDaddy, Inc. — Class A*	12,434	934,166
F5, Inc.*	6,285	919,244
Pinterest, Inc. — Class A*	17,691	483,672
TELUS Corp.	19,399	377,505
Total Communications		21,565,278

Capital Stewardship Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Energy - 5.6%
Valero Energy Corp.	25,873	$3,034,903
Exxon Mobil Corp.	23,380	2,507,505
Phillips 66	21,943	2,092,923
Chevron Corp.	12,925	2,033,749
Cheniere Energy, Inc.	6,696	1,020,203
Total Energy		10,689,283
Financial - 4.7%
Travelers Companies, Inc.	7,053	1,224,824
Marsh & McLennan Companies, Inc.	5,890	1,107,791
JPMorgan Chase & Co.	7,262	1,056,185
Mastercard, Inc. — Class A	2,467	970,271
Toronto-Dominion Bank	14,792	917,252
Progressive Corp.	6,751	893,630
Bank of Montreal	9,774	882,690
Hartford Financial Services Group, Inc.	12,018	865,536
Discover Financial Services	4,458	520,918
Visa, Inc. — Class A	1,998	474,485
Total Financial		8,913,582
Basic Materials - 1.0%
Ecolab, Inc.	10,018	1,870,260
Utilities - 0.1%
Duke Energy Corp.	1,948	174,814
Total Common Stocks
(Cost $172,609,529)		189,203,144

EXCHANGE-TRADED FUNDS† - 0.8%
SPDR S&P 500 ETF Trust	3,375	1,496,070
Total Exchange-Traded Funds
(Cost $1,462,073)		1,496,070

MONEY MARKET FUND† - 0.2%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.96%[1]	306,547	306,547
Total Money Market Fund
(Cost $306,547)		306,547
Total Investments - 100.3%
(Cost $174,378,149)		$191,005,761
Other Assets & Liabilities, net - (0.3)%		(608,557)
Total Net Assets - 100.0%		$190,397,204

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
1	Rate indicated is the 7-day yield as of June 30, 2023.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$189,203,144	$—	$—	$189,203,144
Exchange-Traded Funds	1,496,070	—	—	1,496,070
Money Market Fund	306,547	—	—	306,547
Total Assets	$191,005,761	$—	$—	$191,005,761

Core Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 0.1%
Financial - 0.1%
AfterNext HealthTech Acquisition Corp. — Class A*,1	38,300	$396,788
Conyers Park III Acquisition Corp. — Class A*,1	35,600	363,476
Waverley Capital Acquisition Corp. 1 — Class A*,1	28,200	292,434
Blue Whale Acquisition Corp. I — Class A*,1	20,700	210,105
Pershing Square Tontine Holdings, Ltd. — Class A*,†††,1	622,890	62
Total Financial		1,262,865
Communications - 0.0%
Vacasa, Inc. — Class A*	31,926	21,662
Industrial - 0.0%
Constar International Holdings LLC*,†††	68	–
Total Common Stocks
(Cost $1,494,147)		1,284,527

PREFERRED STOCKS†† - 1.7%
Financial - 1.7%
Charles Schwab Corp.
4.00%	8,500,000	6,202,875
MetLife, Inc.
3.85%	3,520,000	3,252,410
Bank of New York Mellon Corp.
3.75%	3,900,000	3,202,875
Wells Fargo & Co.
3.90%	3,250,000	2,861,300
JPMorgan Chase & Co.
3.65%	2,350,000	2,068,353
Bank of America Corp.
6.13%	1,650,000	1,612,297
Markel Group, Inc.
6.00%	1,605,000	1,548,784
Kuvare US Holdings, Inc.
7.00% due 02/17/51[3]	1,000,000	1,020,000
Lincoln National Corp.
9.25%	850,000	892,539
CNO Financial Group, Inc.
5.13% due 11/25/60	48,000	768,000
Depository Trust & Clearing Corp.
3.38%[3]	1,000,000	735,095
Assurant, Inc.
5.25% due 01/15/61	38,000	716,680
First Republic Bank
4.25%	77,975	928
Total Financial		24,882,136
Industrial - 0.0%
Constar International Holdings LLC*,†††	7	–
Total Preferred Stocks
(Cost $31,688,420)		24,882,136

WARRANTS† - 0.0%
Ginkgo Bioworks Holdings, Inc.
Expiring 08/01/26*	6,510	1,707
AfterNext HealthTech Acquisition Corp.
Expiring 07/09/23*,1	12,766	1,106
Acropolis Infrastructure Acquisition Corp.
Expiring 03/31/26*,1	8,300	722
Conyers Park III Acquisition Corp.
Expiring 08/12/28*,1	11,866	593
Blue Whale Acquisition Corp.
Expiring 07/09/23*,1	5,174	416
Waverley Capital Acquisition Corp.
Expiring 04/30/27*,1	9,400	333
Pershing Square Tontine Holdings, Ltd. — Class A
Expiring 07/24/25*,†††,1	69,210	7
Total Warrants
(Cost $74,043)		4,884

MONEY MARKET FUNDS† - 1.6%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 5.00%[4]	21,685,082	21,685,082
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.96%[4]	2,227,234	2,227,234
Total Money Market Funds
(Cost $23,912,316)		23,912,316

	Face Amount~
U.S. GOVERNMENT SECURITIES†† - 25.2%
U.S. Treasury Notes
3.38% due 05/15/33	72,130,000	69,560,369
3.50% due 01/31/28[13]	61,817,000	60,027,688
4.13% due 11/15/32	42,978,000	43,918,144
4.00% due 02/29/28	26,670,000	26,473,100
3.63% due 05/15/26	22,000,000	21,463,750
3.50% due 02/15/33	20,000,000	19,481,250
3.63% due 03/31/28	15,800,000	15,432,156
2.75% due 02/15/28	8,370,000	7,866,165
3.75% due 06/30/30	5,340,000	5,269,078
4.13% due 06/15/26	260,000	257,380
U.S. Treasury Bonds
due 05/15/53[5,6]	109,540,000	36,740,624
3.00% due 08/15/52	16,000,000	13,603,750
due 02/15/52[5,6]	29,980,000	10,296,850
due 02/15/46[5,6]	22,605,000	9,110,988
due 05/15/44[5,6]	19,265,000	8,299,288
2.88% due 05/15/52	10,000,000	8,287,109
4.00% due 11/15/52	5,300,000	5,444,094
1.88% due 11/15/51	8,000,000	5,280,625
due 11/15/44[5,6,13]	4,520,000	1,902,801
Total U.S. Government Securities
(Cost $380,958,554)		368,715,209

Core Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 23.6%
Financial - 12.2%
Pershing Square Holdings Ltd.
3.25% due 10/01/31	6,200,000	$4,714,356
3.25% due 11/15/30[3]	4,500,000	3,483,090
Nippon Life Insurance Co.
2.75% due 01/21/51[2,3]	8,150,000	6,702,340
BPCE S.A.
2.28% due 01/20/32[2,3]	8,200,000	6,331,297
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.00% due 01/15/31	4,650,000	4,020,205
5.30% due 01/15/29	1,900,000	1,809,092
Liberty Mutual Group, Inc.
4.13% due 12/15/51[2,3]	5,800,000	4,557,641
3.95% due 05/15/60[3]	1,686,000	1,192,475
Reliance Standard Life Global Funding II
2.75% due 05/07/25[3]	5,989,000	5,586,455
Wilton RE Ltd.
6.00% [2,3,7]	6,237,000	5,568,019
American Equity Investment Life Holding Co.
5.00% due 06/15/27	5,036,000	4,857,787
GA Global Funding Trust
1.63% due 01/15/26[3]	5,450,000	4,834,890
Bank of America Corp.
2.59% due 04/29/31[2]	5,400,000	4,533,498
JPMorgan Chase & Co.
2.52% due 04/22/31[2]	2,210,000	1,869,316
4.49% due 03/24/31[2]	1,600,000	1,538,030
2.96% due 05/13/31[2]	1,093,000	937,193
Iron Mountain, Inc.
4.50% due 02/15/31[3]	1,917,000	1,647,141
5.25% due 07/15/30[3]	1,283,000	1,156,053
5.63% due 07/15/32[3]	1,000,000	894,580
Allianz SE
3.20% [2,3,7]	5,000,000	3,688,000
FS KKR Capital Corp.
2.63% due 01/15/27	2,150,000	1,832,738
3.25% due 07/15/27	1,800,000	1,543,429
PartnerRe Finance B LLC
4.50% due 10/01/50[2]	4,040,000	3,373,400
Safehold GL Holdings LLC
2.85% due 01/15/32	2,428,000	1,860,885
2.80% due 06/15/31	1,931,000	1,497,760
Maple Grove Funding Trust I
4.16% due 08/15/51[3]	4,750,000	3,318,542
Macquarie Group Ltd.
2.87% due 01/14/33[2,3]	2,150,000	1,717,105
2.69% due 06/23/32[2,3]	2,000,000	1,576,089
Jefferies Financial Group, Inc.
2.75% due 10/15/32	2,720,000	2,088,985
2.63% due 10/15/31	1,400,000	1,085,395
Ares Finance Company II LLC
3.25% due 06/15/30[3]	3,660,000	3,077,212
Fairfax Financial Holdings Ltd.
3.38% due 03/03/31	2,500,000	2,110,106
5.63% due 08/16/32	1,000,000	965,981
Nationwide Mutual Insurance Co.
4.35% due 04/30/50[3]	3,959,000	3,003,660
Macquarie Bank Ltd.
3.62% due 06/03/30[3]	3,570,000	3,002,235
Host Hotels & Resorts, LP
3.50% due 09/15/30	3,385,000	2,867,459
First American Financial Corp.
4.00% due 05/15/30	3,180,000	2,783,810
Assurant, Inc.
2.65% due 01/15/32	2,300,000	1,720,731
4.90% due 03/27/28	1,100,000	1,048,037
Fidelity National Financial, Inc.
3.40% due 06/15/30	3,085,000	2,693,764
2.45% due 03/15/31	70,000	54,828
Reinsurance Group of America, Inc.
3.15% due 06/15/30	3,070,000	2,631,012
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[3]	3,620,000	2,621,130
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[3]	3,150,000	2,554,201
Corebridge Financial, Inc.
3.90% due 04/05/32	1,600,000	1,390,235
6.88% due 12/15/52[2]	1,000,000	958,490
UBS Group AG
2.10% due 02/11/32[2,3]	2,950,000	2,234,263
Sumitomo Life Insurance Co.
3.38% due 04/15/81[2,3]	2,500,000	2,153,531
Equitable Holdings, Inc.
7.00% due 04/01/28	2,050,000	2,140,499
Belrose Funding Trust
2.33% due 08/15/30[3]	2,780,000	2,129,249
Mizuho Financial Group, Inc.
5.67% due 05/27/29[2]	2,100,000	2,095,254
Standard Chartered plc
4.64% due 04/01/31[2,3]	2,250,000	2,075,252
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[3]	2,450,000	2,008,545
Mid-Atlantic Military Family Communities LLC
5.30% due 08/01/50[3]	2,181,195	1,931,917
Stewart Information Services Corp.
3.60% due 11/15/31	2,250,000	1,727,510
Westpac Banking Corp.
3.02% due 11/18/36[2]	1,200,000	920,443
2.96% due 11/16/40	805,000	539,655
2.67% due 11/15/35[2]	295,000	226,379
QBE Insurance Group Ltd.
5.88% [2,3,7]	1,750,000	1,665,488
Manulife Financial Corp.
2.48% due 05/19/27	1,800,000	1,649,222

Core Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 23.6% (continued)
Financial - 12.2% (continued)
KKR Group Finance Company VIII LLC
3.50% due 08/25/50[3]	2,360,000	$1,607,227
Americo Life, Inc.
3.45% due 04/15/31[3]	2,060,000	1,580,719
HS Wildcat LLC
3.83% due 12/31/50†††	1,995,302	1,520,420
Trustage Financial Group, Inc.
4.63% due 04/15/32[3]	1,750,000	1,516,683
Dyal Capital Partners III
4.40% due 06/15/40†††	1,750,000	1,424,322
Brookfield Finance, Inc.
3.50% due 03/30/51	1,250,000	826,808
4.70% due 09/20/47	650,000	543,409
Australia & New Zealand Banking Group Ltd.
2.57% due 11/25/35[2,3]	1,800,000	1,367,306
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
5.88% due 05/23/42[2,3]	1,350,000	1,350,324
AmFam Holdings, Inc.
2.81% due 03/11/31[3]	1,750,000	1,306,637
Global Atlantic Finance Co.
3.13% due 06/15/31[3]	1,582,000	1,190,987
ABN AMRO Bank N.V.
2.47% due 12/13/29[2,3]	1,400,000	1,171,891
National Australia Bank Ltd.
2.33% due 08/21/30[3]	1,500,000	1,169,006
Brookfield Capital Finance LLC
6.09% due 06/14/33	1,100,000	1,116,714
Lincoln National Corp.
4.38% due 06/15/50	1,580,000	1,111,537
Mitsubishi UFJ Financial Group, Inc.
5.44% due 02/22/34[2]	1,100,000	1,095,872
Societe Generale S.A.
2.89% due 06/09/32[2,3]	1,300,000	1,018,494
Prudential Financial, Inc.
3.70% due 10/01/50[2]	1,160,000	978,379
Fort Benning Family Communities LLC
6.09% due 01/15/51[3]	880,789	845,840
Sumitomo Mitsui Financial Group, Inc.
2.22% due 09/17/31	1,050,000	838,427
Apollo Management Holdings, LP
2.65% due 06/05/30[3]	930,000	758,391
Central Storage Safety Project Trust
4.82% due 02/01/38[8]	867,520	741,082
CNO Financial Group, Inc.
5.25% due 05/30/29	700,000	662,191
Brown & Brown, Inc.
2.38% due 03/15/31	800,000	644,852
Protective Life Corp.
3.40% due 01/15/30[3]	740,000	642,483
Penn Mutual Life Insurance Co.
3.80% due 04/29/61[3]	950,000	640,666
Accident Fund Insurance Company of America
8.50% due 08/01/32[3]	600,000	614,582
Western & Southern Life Insurance Co.
3.75% due 04/28/61[3]	850,000	568,825
Assured Guaranty US Holdings, Inc.
3.60% due 09/15/51	800,000	546,421
Kemper Corp.
2.40% due 09/30/30	675,000	527,280
Fidelity & Guaranty Life Holdings, Inc.
5.50% due 05/01/25[3]	400,000	388,937
Cooperatieve Rabobank UA
4.66% due 08/22/28[2,3]	400,000	382,749
Hanover Insurance Group, Inc.
2.50% due 09/01/30	480,000	377,317
Brookfield Finance LLC / Brookfield Finance, Inc.
3.45% due 04/15/50	470,000	310,729
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[3]	296,000	267,880
Nasdaq, Inc.
5.95% due 08/15/53	200,000	204,778
KKR Group Finance Company III LLC
5.13% due 06/01/44[3]	100,000	86,565
Total Financial		178,742,614
Consumer, Cyclical - 2.9%
Hyatt Hotels Corp.
5.38% due 04/23/25	3,950,000	3,908,075
6.00% due 04/23/30	3,010,000	3,011,491
Choice Hotels International, Inc.
3.70% due 01/15/31	7,340,000	6,203,591
Whirlpool Corp.
4.60% due 05/15/50	6,145,000	5,097,891
Delta Air Lines, Inc.
7.00% due 05/01/25[3]	3,014,000	3,078,178
Alt-2 Structured Trust
2.95% due 05/14/31†††	3,291,187	2,916,801
Smithsonian Institution
2.70% due 09/01/44	4,000,000	2,733,170
Delta Air Lines Inc. / SkyMiles IP Ltd.
4.50% due 10/20/25[3]	2,624,000	2,566,769
British Airways Class A Pass Through Trust
4.25% due 11/15/32[3]	2,016,220	1,837,370
2.90% due 03/15/35[3]	811,546	668,653

Core Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~		Value
CORPORATE BONDS†† - 23.6% (continued)
Consumer, Cyclical - 2.9% (continued)
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[3]		2,040,000	$2,045,093
Warnermedia Holdings, Inc.
5.14% due 03/15/52		1,650,000	1,343,509
6.41% due 03/15/26		600,000	600,496
Ferguson Finance plc
3.25% due 06/02/30[3]		1,204,000	1,044,758
4.65% due 04/20/32[3]		600,000	565,821
United Airlines 2023-1 Class A Pass Through Trust
5.80% due 01/15/36		1,450,000	1,473,341
Marriott International, Inc.
2.85% due 04/15/31		1,461,000	1,228,407
Walgreens Boots Alliance, Inc.
4.10% due 04/15/50		1,541,000	1,097,494
Steelcase, Inc.
5.13% due 01/18/29		1,192,000	1,056,315
American Airlines Class AA Pass Through Trust
3.20% due 06/15/28		697,000	624,077
JB Poindexter & Company, Inc.
7.13% due 04/15/26[3]		200,000	195,546
Total Consumer, Cyclical			43,296,846
Consumer, Non-cyclical - 2.5%
Altria Group, Inc.
3.40% due 05/06/30		2,510,000	2,214,893
3.70% due 02/04/51		2,350,000	1,573,668
4.45% due 05/06/50		390,000	286,747
CoStar Group, Inc.
2.80% due 07/15/30[3]		4,130,000	3,406,433
Global Payments, Inc.
2.90% due 05/15/30		1,620,000	1,373,076
2.90% due 11/15/31		1,650,000	1,342,297
BAT Capital Corp.
3.98% due 09/25/50		2,800,000	1,886,791
4.70% due 04/02/27		725,000	701,962
Smithfield Foods, Inc.
2.63% due 09/13/31[3]		2,400,000	1,773,537
3.00% due 10/15/30[3]		970,000	760,535
Royalty Pharma plc
3.55% due 09/02/50		2,690,000	1,816,369
JBS USA LUX S.A. / JBS USA Food Company / JBS USA Finance, Inc.
3.00% due 05/15/32[3]		1,750,000	1,343,038
4.38% due 02/02/52[3]		600,000	420,834
Triton Container International Ltd.
3.15% due 06/15/31[3]		2,100,000	1,615,720
Quanta Services, Inc.
2.90% due 10/01/30		1,881,000	1,597,974
Emory University
2.97% due 09/01/50		2,000,000	1,437,367
California Institute of Technology
3.65% due 09/01/19		2,000,000	1,363,868
Yale-New Haven Health Services Corp.
2.50% due 07/01/50		2,250,000	1,361,666
Kimberly-Clark de Mexico SAB de CV
2.43% due 07/01/31[3]		1,500,000	1,272,525
Universal Health Services, Inc.
2.65% due 10/15/30		1,320,000	1,078,107
Transurban Finance Company Pty Ltd.
2.45% due 03/16/31[3]		1,300,000	1,064,132
Cheplapharm Arzneimittel GmbH
4.38% due 01/15/28	EUR	1,000,000	998,090
Kraft Heinz Foods Co.
7.13% due 08/01/39[3]		650,000	723,793
OhioHealth Corp.
3.04% due 11/15/50		1,000,000	717,853
Wisconsin Alumni Research Foundation
3.56% due 10/01/49		1,000,000	710,997
Memorial Sloan-Kettering Cancer Center
2.96% due 01/01/50		1,000,000	693,721
Johns Hopkins University
2.81% due 01/01/60		1,000,000	657,121
Children's Hospital Corp.
2.59% due 02/01/50		1,000,000	640,744
Children's Health System of Texas
2.51% due 08/15/50		1,000,000	619,517
Pfizer Investment Enterprises Pte Ltd.
5.30% due 05/19/53		540,000	561,428
Catalent Pharma Solutions, Inc.
3.13% due 02/15/29[3]		250,000	203,268
Triton Container International Limited / TAL International Container Corp.
3.25% due 03/15/32		200,000	156,544
Total Consumer, Non-cyclical			36,374,615
Industrial - 1.8%
Howmet Aerospace, Inc.
3.00% due 01/15/29		3,800,000	3,321,240
FLNG Liquefaction 3 LLC
3.08% due 06/30/39†††		4,206,020	3,295,087
TD SYNNEX Corp.
2.65% due 08/09/31		2,142,000	1,642,363
2.38% due 08/09/28		1,600,000	1,311,102
Vontier Corp.
2.95% due 04/01/31		3,450,000	2,758,163
Flowserve Corp.
3.50% due 10/01/30		1,810,000	1,544,459
2.80% due 01/15/32		1,150,000	916,356

Core Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 23.6% (continued)
Industrial - 1.8% (continued)
Owens Corning
3.88% due 06/01/30	2,380,000	$2,174,366
Fortune Brands Innovations, Inc.
4.00% due 03/25/32	2,050,000	1,819,214
Cliffwater Corporate Lending Fund
6.77% due 08/04/28	1,550,000	1,546,639
Stadco LA, LLC
3.75% due 05/15/56†††	2,000,000	1,387,256
Cellnex Finance Company S.A.
3.88% due 07/07/41[3]	1,657,000	1,214,081
Amcor Flexibles North America, Inc.
2.63% due 06/19/30	1,230,000	1,022,929
IP Lending V Ltd.
5.13% due 04/02/26[3]	1,050,000	981,015
Boeing Co.
5.81% due 05/01/50	700,000	697,445
Norfolk Southern Corp.
4.10% due 05/15/21	600,000	422,982
Total Industrial		26,054,697
Technology - 1.2%
Broadcom, Inc.
4.93% due 05/15/37[3]	2,306,000	2,086,939
4.15% due 11/15/30	1,702,000	1,565,924
3.19% due 11/15/36[3]	217,000	163,998
Entegris Escrow Corp.
4.75% due 04/15/29[3]	3,700,000	3,434,807
Oracle Corp.
3.95% due 03/25/51	2,128,000	1,609,028
5.55% due 02/06/53	1,510,000	1,462,198
CDW LLC / CDW Finance Corp.
3.57% due 12/01/31	2,600,000	2,193,932
Leidos, Inc.
2.30% due 02/15/31	1,750,000	1,378,910
5.75% due 03/15/33	500,000	496,722
4.38% due 05/15/30	200,000	183,627
MSCI, Inc.
3.63% due 11/01/31[3]	1,300,000	1,109,775
CGI, Inc.
2.30% due 09/14/31	1,300,000	1,016,721
Fidelity National Information Services, Inc.
5.63% due 07/15/52	750,000	706,958
Foundry JV Holdco LLC
5.88% due 01/25/34[3]	400,000	398,419
Total Technology		17,807,958
Communications - 1.1%
British Telecommunications plc
4.88% due 11/23/81[2,3]	2,900,000	2,357,216
4.25% due 11/23/81[2,3]	500,000	440,033
9.63% due 12/15/30	150,000	184,556
Level 3 Financing, Inc.
4.25% due 07/01/28[3]	2,175,000	1,400,408
3.88% due 11/15/29[3]	1,150,000	915,074
Paramount Global
4.95% due 05/19/50	2,490,000	1,868,919
2.90% due 01/15/27	450,000	405,346
Charter Communications Operating LLC / Charter Communications Operating Capital
3.90% due 06/01/52	3,350,000	2,192,121
Vodafone Group plc
4.13% due 06/04/81[2]	2,550,000	2,023,425
Virgin Media Secured Finance plc
4.50% due 08/15/30[3]	2,350,000	1,970,053
Rogers Communications, Inc.
4.55% due 03/15/52[3]	2,000,000	1,608,446
CSC Holdings LLC
4.13% due 12/01/30[3]	600,000	419,716
Telenet Finance Luxembourg Notes SARL
5.50% due 03/01/28	200,000	183,400
Altice France S.A.
5.13% due 01/15/29[3]	250,000	178,224
Total Communications		16,146,937
Energy - 1.1%
BP Capital Markets plc
4.88% [2,7]	7,310,000	6,644,790
Galaxy Pipeline Assets Bidco Ltd.
3.25% due 09/30/40[3]	2,986,000	2,311,772
Targa Resources Partners Limited Partnership / Targa Resources Partners Finance Corp.
6.88% due 01/15/29	2,158,000	2,201,117
Magellan Midstream Partners, LP
3.95% due 03/01/50	2,000,000	1,428,329
Midwest Connector Capital Company LLC
4.63% due 04/01/29[3]	1,050,000	959,443
NuStar Logistics, LP
6.38% due 10/01/30	534,000	509,458
6.00% due 06/01/26	200,000	194,821
TransCanada PipeLines Ltd.
6.20% due 03/09/26	700,000	700,488
Greensaif Pipelines Bidco SARL
6.51% due 02/23/42[3]	400,000	415,817
Greensaif Pipelines Bidco SARL
6.13% due 02/23/38[3]	350,000	357,498
Total Energy		15,723,533
Basic Materials - 0.5%
Anglo American Capital plc
5.63% due 04/01/30[3]	1,800,000	1,791,768
3.95% due 09/10/50[3]	970,000	719,272
2.63% due 09/10/30[3]	250,000	206,220
Newcrest Finance Pty Ltd.
3.25% due 05/13/30[3]	2,831,000	2,496,616

Core Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 23.6% (continued)
Basic Materials - 0.5% (continued)
Yamana Gold, Inc.
2.63% due 08/15/31	1,200,000	$934,732
Reliance Steel & Aluminum Co.
2.15% due 08/15/30	810,000	659,995
Total Basic Materials		6,808,603
Utilities - 0.3%
AES Corp.
3.95% due 07/15/30[3]	1,760,000	1,577,871
NRG Energy, Inc.
2.45% due 12/02/27[3]	1,750,000	1,474,739
Alexander Funding Trust
1.84% due 11/15/23[3]	950,000	929,170
Enel Finance International N.V.
5.00% due 06/15/32[3]	850,000	803,502
Total Utilities		4,785,282
Total Corporate Bonds
(Cost $419,634,691)		345,741,085

ASSET-BACKED SECURITIES†† - 23.6%
Collateralized Loan Obligations - 15.1%
LoanCore Issuer Ltd.
2021-CRE5 C, 7.54% (1 Month USD LIBOR + 2.35%, Rate Floor: 2.35%) due 07/15/36◊,3	7,500,000	6,853,654
2021-CRE4 D, 7.68% (30 Day Average SOFR + 2.61%, Rate Floor: 2.61%) due 07/15/35◊,3	4,426,000	4,231,340
2021-CRE6 C, 7.49% (1 Month USD LIBOR + 2.30%, Rate Floor: 2.30%) due 11/15/38◊,3	4,000,000	3,734,392
2021-CRE4 C, 6.88% (30 Day Average SOFR + 1.81%, Rate Floor: 1.81%) due 07/15/35◊,3	1,000,000	946,791
Woodmont Trust
2020-7A A1A, 7.16% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/15/32◊,3	12,000,000	11,961,066
2020-7A B, 7.86% (3 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 01/15/32◊,3	3,750,000	3,662,511
Octagon Investment Partners 49 Ltd.
2021-5A B, 6.81% (3 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 01/15/33◊,3	8,500,000	8,312,455
2021-5A C, 7.31% (3 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 01/15/33◊,3	7,450,000	7,249,941
Cerberus Loan Funding XXX, LP
2020-3A A, 7.11% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 01/15/33◊,3	13,500,000	13,395,090
2020-3A B, 7.76% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 01/15/33◊,3	2,000,000	1,952,716
LCCM Trust
2021-FL3 A, 6.71% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 11/15/38◊,3	6,000,000	5,828,185
2021-FL3 AS, 7.06% (1 Month Term SOFR + 1.91%, Rate Floor: 1.91%) due 11/15/38◊,3	3,950,000	3,719,848
2021-FL2 C, 7.41% (1 Month Term SOFR + 2.26%, Rate Floor: 2.26%) due 12/13/38◊,3	3,100,000	2,800,701
AMMC CLO XIV Ltd.
2021-14A A2R2, 6.66% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 07/25/29◊,3	8,000,000	7,949,914
Dryden 36 Senior Loan Fund
2020-36A CR3, 7.30% (3 Month Term SOFR + 2.31%, Rate Floor: 2.05%) due 04/15/29◊,3	8,000,000	7,840,016
Madison Park Funding XLVIII Ltd.
2021-48A B, 6.72% (3 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 04/19/33◊,3	4,000,000	3,923,108
2021-48A C, 7.27% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 04/19/33◊,3	4,000,000	3,892,181
MF1 Multifamily Housing Mortgage Loan Trust
2021-FL6 D, 7.77% (1 Month Term SOFR + 2.66%, Rate Floor: 2.66%) due 07/16/36◊,3	4,000,000	3,750,299
2021-FL6 C, 7.07% (1 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 07/16/36◊,3	3,400,000	3,202,612

Core Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 23.6% (continued)
Collateralized Loan Obligations - 15.1% (continued)
Palmer Square Loan Funding Ltd.
2021-1A A2, 6.50% (3 Month USD LIBOR + 1.25%, Rate Floor: 1.25%) due 04/20/29◊,3	2,000,000	$1,981,286
2021-1A B, 7.05% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 04/20/29◊,3	2,000,000	1,977,922
2021-3A C, 7.75% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 07/20/29◊,3	2,000,000	1,917,037
2021-2A C, 7.78% (3 Month USD LIBOR + 2.40%, Rate Floor: 2.40%) due 05/20/29◊,3	1,000,000	967,196
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 7.26% (3 Month USD LIBOR + 1.86%, Rate Floor: 1.86%) due 08/25/33◊,3	6,500,000	6,220,069
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 6.87% (3 Month USD LIBOR + 1.61%, Rate Floor: 1.61%) due 07/25/33◊,3	4,000,000	3,943,926
2021-16A A2R2, 7.06% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 07/25/33◊,3	2,000,000	1,916,302
ABPCI Direct Lending Fund CLO II LLC
2021-1A A1R, 6.85% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/20/32◊,3	5,500,000	5,431,250
Cerberus Loan Funding XXXII, LP
2021-2A A, 6.88% (3 Month USD LIBOR + 1.62%, Rate Floor: 1.62%) due 04/22/33◊,3	4,250,000	4,166,169
2021-2A C, 8.11% (3 Month USD LIBOR + 2.85%, Rate Floor: 2.85%) due 04/22/33◊,3	1,250,000	1,186,514
FS Rialto Issuer LLC
2022-FL6 B, 8.71% (1 Month Term SOFR + 3.63%, Rate Floor: 3.63%) due 08/17/37◊,3	2,500,000	2,483,346
2022-FL6 AS, 8.21% (1 Month Term SOFR + 3.13%, Rate Floor: 3.13%) due 08/17/37◊,3	1,500,000	1,490,012
2022-FL7 B, 9.00% (1 Month Term SOFR + 3.91%, Rate Floor: 3.91%) due 10/19/39◊,3	250,000	248,264
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 6.96% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 04/15/33◊,3	4,250,000	4,186,835
Fortress Credit Opportunities IX CLO Ltd.
2021-9A A2TR, 7.06% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 10/15/33◊,3	3,250,000	3,156,689
2021-9A A1TR, 6.81% (3 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 10/15/33◊,3	1,000,000	979,627
Golub Capital Partners CLO 36M Ltd.
2018-36A A, 6.63% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31◊,3	3,818,748	3,777,728
BSPDF Issuer Ltd.
2021-FL1 C, 7.44% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 10/15/36◊,3	4,000,000	3,677,810
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 6.95% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 07/20/33◊,3	3,750,000	3,650,759
Cerberus Loan Funding XXXI, LP
2021-1A A, 6.76% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/32◊,3	3,593,348	3,569,653
Cerberus Loan Funding XL LLC
2023-1A A, 7.19% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 03/22/35◊,3	3,500,000	3,499,760
PFP Ltd.
2021-7 D, 7.56% (1 Month USD LIBOR + 2.40%, Rate Floor: 2.40%) due 04/14/38◊,3	3,749,813	3,400,311

Core Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 23.6% (continued)
Collateralized Loan Obligations - 15.1% (continued)
ABPCI Direct Lending Fund CLO V Ltd.
2021-5A A1R, 6.75% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/20/31◊,3	3,250,000	$3,206,332
Owl Rock CLO IV Ltd.
2021-4A A1R, 6.98% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 08/20/33◊,3	3,250,000	3,170,700
KREF Funding V LLC
6.94% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/25/26◊,†††	3,151,853	3,145,408
0.15% due 06/25/26†††,9	21,818,182	2,182
BXMT Ltd.
2020-FL2 A, 6.12% (1 Month Term SOFR + 1.01%, Rate Floor: 1.01%) due 02/15/38◊,3	3,257,572	3,097,019
GoldenTree Loan Management US CLO 1 Ltd.
2021-9A C, 7.05% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 01/20/33◊,3	3,000,000	2,920,127
VOYA CLO
2021-2A A2AR, 6.91% (3 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 06/07/30◊,3	2,550,000	2,492,817
Apres Static CLO Ltd.
2020-1A A2R, 6.96% (3 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 10/15/28◊,3	2,000,000	1,993,081
Fortress Credit Opportunities XI CLO Ltd.
2018-11A A1T, 6.56% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31◊,3	2,000,000	1,981,800
MidOcean Credit CLO VII
2020-7A BR, 6.86% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 07/15/29◊,3	2,000,000	1,973,265
Neuberger Berman Loan Advisers CLO 40 Ltd.
2021-40A C, 7.01% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 04/16/33◊,3	2,000,000	1,958,857
Magnetite XXIX Ltd.
2021-29A C, 6.91% (3 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 01/15/34◊,3	2,000,000	1,948,440
ABPCI Direct Lending Fund IX LLC
2021-9A A2R, 7.09% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 11/18/31◊,3	2,000,000	1,936,780
ACRES Commercial Realty Ltd.
2021-FL2 AS, 6.91% (1 Month Term SOFR + 1.86%, Rate Floor: 1.86%) due 01/15/37◊,3	2,000,000	1,921,923
Cerberus Loan Funding XXXIII, LP
2021-3A B, 7.11% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 07/23/33◊,3	2,000,000	1,906,607
FS Rialto
2021-FL3 C, 7.21% (1 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 11/16/36◊,3	2,000,000	1,893,512
BRSP Ltd.
2021-FL1 C, 7.36% (1 Month Term SOFR + 2.26%, Rate Floor: 2.26%) due 08/19/38◊,3	2,000,000	1,867,007
Canyon Capital CLO Ltd.
2018-1A A2R, 6.80% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 01/30/31◊,3	1,900,000	1,841,930
OCP CLO Ltd.
2020-4A A2RR, 6.72% (3 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 04/24/29◊,3	1,500,000	1,490,193
Golub Capital Partners CLO 54M L.P
2021-54A B, 7.18% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 08/05/33◊,3	1,500,000	1,419,608
STWD Ltd.
2019-FL1 D, 7.57% (1 Month Term SOFR + 2.46%, Rate Floor: 2.35%) due 07/15/38◊,3	1,459,000	1,214,531

Core Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 23.6% (continued)
Collateralized Loan Obligations - 15.1% (continued)
Owl Rock CLO I Ltd.
2019-1A A, 7.18% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 05/20/31◊,3	1,000,000	$993,210
NewStar Fairfield Fund CLO Ltd.
2018-2A A1N, 6.52% (3 Month USD LIBOR + 1.27%, Rate Floor: 1.27%) due 04/20/30◊,3	989,329	977,039
Owl Rock CLO II Ltd.
2021-2A ALR, 6.80% (3 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 04/20/33◊,3	1,000,000	975,600
Northwoods Capital XII-B Ltd.
2018-12BA B, 7.40% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 06/15/31◊,3	1,000,000	962,924
BSPRT Issuer Ltd.
2021-FL7 C, 7.49% (1 Month USD LIBOR + 2.30%, Rate Floor: 2.30%) due 12/15/38◊,3	1,000,000	940,206
KREF
2021-FL2 C, 7.16% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 02/15/39◊,3	1,000,000	929,687
Dryden 37 Senior Loan Fund
2015-37A Q, due 01/15/31[3,10]	1,000,000	736,948
ACRE Commercial Mortgage Ltd.
2021-FL4 D, 7.81% (1 Month Term SOFR + 2.71%, Rate Floor: 2.60%) due 12/18/37◊,3	773,000	697,949
Golub Capital Partners CLO 17 Ltd.
2017-17A A1R, 6.91% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/25/30◊,3	665,845	662,688
Marathon CLO V Ltd.
2017-5A A2R, 6.83% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/21/27◊,3	433,867	433,084
Cerberus Loan Funding XXXVI, LP
2021-6A A, 6.66% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/22/33◊,3	247,046	246,167
Babson CLO Ltd.
2014-IA SUB, due 07/20/25[3,10]	633,344	31,667
Treman Park CLO Ltd.
2015-1A COM, due 10/20/28[3,10]	162,950	4,172
Copper River CLO Ltd.
2007-1A INC, due 01/20/21[8,10]	700,000	70
Total Collateralized Loan Obligations		221,008,815
Whole Business - 1.9%
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[3]	6,564,375	5,783,588
Domino's Pizza Master Issuer LLC
2017-1A, 4.12% due 07/25/47[3]	5,116,500	4,709,032
2021-1A, 3.15% due 04/25/51[3]	1,127,000	927,098
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[3]	3,525,000	3,386,718
2021-1A, 2.29% due 08/25/51[3]	1,408,550	1,156,421
SERVPRO Master Issuer LLC
2021-1A, 2.39% due 04/25/51[3]	4,165,000	3,419,532
ServiceMaster Funding LLC
2020-1, 2.84% due 01/30/51[3]	3,811,840	3,157,221
DB Master Finance LLC
2021-1A, 2.79% due 11/20/51[3]	1,970,000	1,560,203
Wendy's Funding LLC
2019-1A, 3.78% due 06/15/49[3]	1,324,920	1,226,647
Sonic Capital LLC
2021-1A, 2.19% due 08/20/51[3]	879,338	704,320
2020-1A, 3.85% due 01/20/50[3]	485,833	439,257
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.72% due 06/05/49[3]	990,000	911,239
Wingstop Funding LLC
2022-1A, 3.73% due 03/05/52[3]	496,250	436,017
Total Whole Business		27,817,293
Financial - 1.7%
Strategic Partners Fund VIII LP
7.71% (1 Month Term SOFR + 2.60%, Rate Floor: 0.00%) due 03/10/26◊,†††	3,449,938	3,434,639

Core Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~		Value
ASSET-BACKED SECURITIES†† - 23.6% (continued)
Financial - 1.7% (continued)
7.74% (1 Month Term SOFR + 2.60%, Rate Floor: 0.00%) due 03/10/26◊,†††		1,220,581	$1,215,168
KKR Core Holding Company LLC
4.00% due 08/12/31†††		5,122,847	4,461,126
HV Eight LLC
5.48% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 12/31/27◊,†††	EUR	3,500,000	3,820,075
Madison Avenue Secured Funding Trust
2023-1, 7.09% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/04/24◊,†††,3		3,050,000	3,050,000
HarbourVest Structured Solutions IV Holdings, LP
7.61% (3 Month USD LIBOR + 2.45%, Rate Floor: 2.45%) due 09/15/26◊,†††		1,831,749	1,833,209
2.58% (3 Month EURIBOR + 2.45%, Rate Floor: 2.45%) due 09/15/26◊,†††	EUR	1,000,000	1,091,641
Ceamer Finance LLC
6.92% due 11/15/37†††		1,987,290	1,927,588
Lightning A
5.50% due 03/01/37†††		1,531,778	1,438,378
Thunderbird A
5.50% due 03/01/37†††		1,524,667	1,431,701
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††		792,614	757,650
Nassau LLC
2019-1, 3.98% due 08/15/34[3]		687,923	651,884
Aesf Vi Verdi, LP
2.15% (3 Month EURIBOR + 2.15%, Rate Floor: 2.15%) due 11/25/24◊,†††	EUR	103,023	112,451
Total Financial			25,225,510
Transport-Aircraft - 1.6%
AASET Trust
2021-1A, 2.95% due 11/16/41[3]		3,659,582	3,152,766
2020-1A, 3.35% due 01/16/40[3]		990,704	831,555
2017-1A, 3.97% due 05/16/42[3]		177,911	148,381
Castlelake Aircraft Structured Trust
2021-1A, 3.47% due 01/15/46[3]		3,380,638	3,089,903
Navigator Aircraft ABS Ltd.
2021-1, 2.77% due 11/15/46[3,11]		3,114,584	2,704,829
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[3]		2,286,614	1,976,556
Lunar Structured Aircraft Portfolio Notes
2021-1, 2.64% due 10/15/46[3]		2,092,920	1,818,790
MACH 1 Cayman Ltd.
2019-1, 3.47% due 10/15/39[3]		2,023,591	1,701,111
Sprite Ltd.
2021-1, 3.75% due 11/15/46[3]		1,802,310	1,613,659
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[3]		1,676,826	1,409,674
Falcon Aerospace Ltd.
2019-1, 3.60% due 09/15/39[3]		1,030,535	870,313
2017-1, 4.58% due 02/15/42[3]		226,724	213,630
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[3]		1,211,291	1,080,581
Raspro Trust
2005-1A, 6.18% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24◊,3		984,943	976,112
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[3]		1,158,756	963,587
WAVE LLC
2019-1, 3.60% due 09/15/44[3]		753,723	617,375
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[3]		527,028	475,553
Total Transport-Aircraft			23,644,375
Net Lease - 1.4%
CF Hippolyta Issuer LLC
2022-1A, 6.11% due 08/15/62[3]		2,687,109	2,604,939
2020-1, 2.28% due 07/15/60[3]		674,589	602,494
SVC ABS LLC
2023-1A, 5.15% due 02/20/53[3]		3,244,583	3,099,876
CARS-DB4, LP
2020-1A, 3.81% due 02/15/50[3]		2,227,031	1,826,346
2020-1A, 4.95% due 02/15/50[3]		1,500,000	1,255,205

Core Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 23.6% (continued)
Net Lease - 1.4% (continued)
CMFT Net Lease Master Issuer LLC
2021-1, 3.44% due 07/20/51[3]	3,570,000	$2,669,883
STORE Master Funding I-VII
2016-1A, 3.96% due 10/20/46[3]	2,517,646	2,327,128
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 2.26% due 11/20/50[3]	2,500,000	2,217,996
CF Hippolyta LLC
2020-1, 2.60% due 07/15/60[3]	2,479,789	2,054,871
Capital Automotive REIT
2020-1A, 3.48% due 02/15/50[3]	1,237,240	1,091,893
2021-1A, 2.76% due 08/15/51[3]	997,292	744,686
Total Net Lease		20,495,317
Single Family Residence - 0.6%
FirstKey Homes Trust
2020-SFR2, 2.67% due 10/19/37[3]	2,250,000	2,037,685
2020-SFR2, 4.00% due 10/19/37[3]	1,400,000	1,280,934
2020-SFR2, 4.50% due 10/19/37[3]	1,350,000	1,242,731
2020-SFR2, 3.37% due 10/19/37[3]	900,000	815,837
Tricon Residential 2023-SFR1 Trust
2023-SFR1, due 07/17/40[3]	2,722,000	2,584,568
Home Partners of America Trust
2021-3, 2.80% due 01/17/41[3]	924,354	783,544
Home Partners of America 2021-2 Trust
2021-2, 2.40% due 12/17/26[3]	482,196	419,958
Total Single Family Residence		9,165,257
Transport-Container - 0.5%
MC Ltd.
2021-1, 2.63% due 11/05/35[3]	3,400,548	2,970,360
Textainer Marine Containers VII Ltd.
2020-1A, 2.73% due 08/21/45[3]	3,191,429	2,897,129
TIF Funding II LLC
2021-1A, 1.65% due 02/20/46[3]	770,094	636,569
Total Transport-Container		6,504,058
Collateralized Debt Obligations - 0.4%
Anchorage Credit Funding 4 Ltd.
2021-4A AR, 2.72% due 04/27/39[3]	7,250,000	6,415,621
Infrastructure - 0.3%
VB-S1 Issuer LLC - VBTEL
2022-1A, 4.29% due 02/15/52[3]	2,500,000	2,234,604
Vantage Data Centers Issuer LLC
2019-1A, 3.19% due 07/15/44[3]	1,129,958	1,088,805
Stack Infrastructure Issuer LLC
2023-1A, 5.90% due 03/25/48[3]	1,000,000	968,509
Total Infrastructure		4,291,918
Insurance - 0.1%
CHEST
7.13% due 03/15/43†††	1,000,000	977,895
Total Asset-Backed Securities
(Cost $365,515,307)		345,546,059

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.9%
Government Agency - 15.0%
Fannie Mae
5.50% due 05/01/53	46,246,911	46,031,737
5.00% due 05/01/53	26,425,484	25,905,332
5.00% due 06/01/53	20,169,586	19,765,298
due 04/01/53[14]	8,285,508	8,130,617
4.00% due 06/01/52	7,270,958	6,863,294
2.81% due 05/01/51	8,250,000	5,846,946
4.00% due 07/01/52	5,984,568	5,636,563
2.17% due 03/01/51	8,311,192	5,604,028
2.24% due 01/01/51	5,698,057	4,046,935
2.00% due 09/01/50	4,881,858	3,355,764
2.36% due 08/01/50	4,471,981	3,108,215
2.78% due 05/01/51	2,663,918	1,994,785
2.59% due 06/01/51	2,411,405	1,773,335
2.40% due 03/01/40	2,000,000	1,426,566
2.32% due 02/01/51	2,017,974	1,425,692
2.11% due 10/01/50	1,804,836	1,259,035
2.27% due 02/01/51	1,680,646	1,186,454
2.39% due 02/01/51	1,399,258	1,005,436
4.24% due 08/01/48	1,000,000	883,529
2.58% due 10/01/51	1,169,127	848,157
3.83% due 05/01/49	1,000,000	843,386
2.99% due 01/01/40	1,000,000	796,013
3.46% due 08/01/49	936,683	784,892
2.68% due 04/01/50	938,349	714,200
1.76% due 08/01/40	1,000,000	684,242
2.27% due 10/01/41	1,000,000	678,867

Core Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.9% (continued)
Government Agency - 15.0% (continued)
4.07% due 05/01/49	753,140	$676,479
2.10% due 07/01/50	943,598	660,794
4.37% due 10/01/48	702,781	653,633
4.25% due 05/01/48	618,349	568,136
due 12/25/43[5,6]	737,695	560,245
Freddie Mac
5.00% due 06/01/53	16,565,094	16,233,055
due 06/01/53[14]	13,171,687	13,120,825
due 04/01/53[14]	13,073,796	12,817,006
4.00% due 02/01/53	8,093,531	7,674,358
5.00% due 03/01/53	4,458,877	4,378,610
4.00% due 10/01/52	3,183,369	3,001,353
4.00% due 04/01/52	2,022,223	1,910,673
1.98% due 05/01/50	1,342,934	906,309
4.00% due 01/15/46	41,457	41,085
Freddie Mac Seasoned Credit Risk Transfer Trust
2.00% due 05/25/60	3,318,744	2,710,048
2.00% due 11/25/59	1,262,561	1,030,422
Fannie Mae-Aces
1.59% (WAC) due 03/25/35◊,9	17,559,936	1,817,719
FARM Mortgage Trust
2.18% (WAC) due 01/25/51◊,3	868,576	690,802
Total Government Agency		220,050,870
Commercial Mortgage-Backed Securities - 2.8%
GS Mortgage Securities Trust
2020-GSA2, 2.34% due 12/12/53	8,000,000	5,954,514
2020-GC45, 0.78% (WAC) due 02/13/53◊,9	18,791,131	571,684
2019-GC42, 0.93% (WAC) due 09/10/52◊,9	14,844,370	530,064
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 7.03% (1 Month USD LIBOR + 1.84%, Rate Floor: 1.84%) due 06/15/38◊,3	4,000,000	3,437,785
2016-JP3, 3.54% (WAC) due 08/15/49◊	4,000,000	2,954,390
DBGS Mortgage Trust
2018-C1, 4.78% (WAC) due 10/15/51◊	7,000,000	6,060,939
CD Mortgage Trust
2017-CD4, 3.95% (WAC) due 05/10/50◊	4,750,000	3,927,071
2016-CD1, 1.50% (WAC) due 08/10/49◊,9	2,098,421	63,382
KKR Industrial Portfolio Trust
2021-KDIP, 6.51% (1 Month Term SOFR + 1.36%, Rate Floor: 1.25%) due 12/15/37◊,3	3,450,000	3,319,972
BX Commercial Mortgage Trust
2021-VOLT, 7.19% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 09/15/36◊,3	3,450,000	3,255,227
Life Mortgage Trust
2021-BMR, 6.66% (1 Month Term SOFR + 1.51%, Rate Floor: 1.40%) due 03/15/38◊,3	1,965,940	1,889,415
SMRT
2022-MINI, 7.10% (1 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 01/15/39◊,3	2,000,000	1,887,133
GS Mortgage Securities Corporation Trust
2020-DUNE, 6.54% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 12/15/36◊,3	1,000,000	971,997
2020-UPTN, 3.35% (WAC) due 02/10/37◊,3	1,000,000	862,537
Extended Stay America Trust
2021-ESH, 7.44% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/15/38◊,3	1,060,112	1,030,178
BENCHMARK Mortgage Trust
2019-B14, 0.90% (WAC) due 12/15/62◊,9	19,690,533	582,804
2018-B6, 0.56% (WAC) due 10/10/51◊,9	29,091,181	387,343
Citigroup Commercial Mortgage Trust
2019-GC43, 0.74% (WAC) due 11/10/52◊,9	19,839,963	588,324
2016-GC37, 1.82% (WAC) due 04/10/49◊,9	2,827,993	95,845
2016-C2, 1.81% (WAC) due 08/10/49◊,9	2,202,874	83,350
2016-P5, 1.52% (WAC) due 10/10/49◊,9	1,567,351	52,835
COMM Mortgage Trust
2015-CR24, 0.83% (WAC) due 08/10/48◊,9	37,213,449	420,865
2015-CR26, 1.05% (WAC) due 10/10/48◊,9	8,239,606	125,006
CSAIL Commercial Mortgage Trust
2019-C15, 1.20% (WAC) due 03/15/52◊,9	12,072,114	478,409
SG Commercial Mortgage Securities Trust
2016-C5, 2.02% (WAC) due 10/10/48◊,9	7,842,362	297,715

Core Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.9% (continued)
Commercial Mortgage-Backed Securities - 2.8% (continued)
UBS Commercial Mortgage Trust
2017-C2, 1.22% (WAC) due 08/15/50◊,9	7,996,191	$272,566
Morgan Stanley Capital I Trust
2016-UB11, 1.58% (WAC) due 08/15/49◊,9	5,812,047	203,648
JPMDB Commercial Mortgage Securities Trust
2016-C2, 1.63% (WAC) due 06/15/49◊,9	6,268,796	195,144
Wells Fargo Commercial Mortgage Trust
2016-NXS5, 1.57% (WAC) due 01/15/59◊,9	3,276,036	94,886
2016-C37, 0.95% (WAC) due 12/15/49◊,9	2,661,694	51,787
CFCRE Commercial Mortgage Trust
2016-C3, 1.14% (WAC) due 01/10/48◊,9	5,313,796	106,316
Total Commercial Mortgage-Backed Securities		40,753,131
Residential Mortgage-Backed Securities - 2.2%
Mill City Mortgage Loan Trust
2021-NMR1, 2.50% (WAC) due 11/25/60◊,3	4,800,000	3,918,134
GCAT Trust
2022-NQM3, 4.35% (WAC) due 04/25/67◊,3	3,238,073	2,954,636
Nationstar Home Equity Loan Trust
2007-C, 5.33% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 06/25/37◊	2,820,049	2,734,139
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊	2,873,776	2,634,582
COLT Mortgage Loan Trust
2021-2, 2.38% (WAC) due 08/25/66◊,3	4,000,000	2,319,194
PRPM LLC
2021-RPL2, 2.93% (WAC) due 10/25/51◊,3	2,472,000	1,979,580
BRAVO Residential Funding Trust 2023-NQM2
2023-NQM2, 4.50% due 05/25/62[3,11]	1,944,550	1,777,218
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,3	900,804	803,983
2022-NQM2, 4.20% (WAC) due 03/25/67◊,3	900,804	793,093
OBX Trust
2022-NQM8, 6.10% due 09/25/62[3,11]	906,334	890,462
2022-NQM9, 6.45% due 09/25/62[3,11]	610,174	609,332
Angel Oak Mortgage Trust 2023-1
2023-1, 4.75% due 09/26/67[3,11]	1,561,322	1,444,241
Starwood Mortgage Residential Trust
2020-1, 2.41% (WAC) due 02/25/50◊,3	782,645	719,843
2020-1, 2.56% (WAC) due 02/25/50◊,3	782,645	719,491
SPS Servicer Advance Receivables Trust
2020-T2, 1.83% due 11/15/55[3]	1,250,000	1,119,883
CSMC Trust
2018-RPL9, 3.85% (WAC) due 09/25/57◊,3	816,558	779,623
2020-NQM1, 1.72% due 05/25/65[3,11]	227,738	202,483
BRAVO Residential Funding Trust
2021-HE1, 6.57% (30 Day Average SOFR + 1.50%, Rate Floor: 0.00%) due 01/25/70◊,3	1,000,000	972,741
PRPM 2023-RCF1 LLC
2023-RCF1, 4.00% due 06/25/53[3,11]	1,000,000	932,674
American Home Mortgage Investment Trust
2007-1, 2.08% due 05/25/47[9]	6,065,991	805,108
Securitized Asset-Backed Receivables LLC Trust
2006-HE2, 5.45% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 07/25/36◊	1,420,641	574,621
Verus Securitization Trust
2019-4, 2.85% due 11/25/59[3,11]	557,418	532,875
MFRA Trust
2021-INV1, 2.29% (WAC) due 01/25/56◊,3	700,000	499,480
New Residential Mortgage Loan Trust
2019-6A, 3.50% (WAC) due 09/25/59◊,3	464,285	422,030
Angel Oak Mortgage Trust
2020-1, 2.77% (WAC) due 12/25/59◊,3	338,020	309,321

Core Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.9% (continued)
Residential Mortgage-Backed Securities - 2.2% (continued)
RALI Series Trust
2006-QO2, 5.59% (1 Month USD LIBOR + 0.44%, Rate Floor: 0.44%) due 02/25/46◊	1,487,218	$299,690
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 4.82% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46◊	237,780	198,327
MASTR Adjustable Rate Mortgages Trust
2003-5, 2.16% (WAC) due 11/25/33◊	225,067	188,476
GS Mortgage-Backed Securities Trust
2020-NQM1, 1.79% (WAC) due 09/27/60◊,3	196,262	175,429
Residential Mortgage Loan Trust
2020-1, 2.68% (WAC) due 01/26/60◊,3	144,876	135,550
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	27,601	27,194
Total Residential Mortgage-Backed Securities		32,473,433
Military Housing - 0.9%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 4.49% (WAC) due 11/25/55◊,3	6,863,799	5,648,009
2015-R1, 4.44% (WAC) due 11/25/52◊,3	2,784,994	2,399,740
2015-R1, 0.70% (WAC) due 11/25/55◊,3,9	10,045,692	642,545
Capmark Military Housing Trust
2006-RILY, 6.15% due 07/10/51†††,3	2,252,821	2,130,913
2007-ROBS, 6.06% due 10/10/52†††,3	452,582	427,667
2007-AETC, 5.75% due 02/10/52†††,3	266,358	249,237
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52†††,3	1,422,968	1,404,434
Total Military Housing		12,902,545
Total Collateralized Mortgage Obligations
(Cost $344,976,876)		306,179,979

SENIOR FLOATING RATE INTERESTS††,◊ - 1.4%
Industrial - 0.6%
Mileage Plus Holdings LLC
10.76% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27	6,760,000	7,014,920
SkyMiles IP Ltd.
8.80% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 10/20/27	1,530,000	1,587,727
Air Canada
8.84% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 08/11/28	445,887	445,249
Total Industrial		9,047,896
Technology - 0.3%
Datix Bidco Ltd.
8.68% (6 Month GBP SONIA + 4.50%, Rate Floor: 4.50%) due 04/28/25†††	GBP 2,900,000	3,608,564
RLDatix
9.53% (6 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 04/28/25†††	1,252,544	1,227,243
Total Technology		4,835,807
Consumer, Cyclical - 0.3%
Amaya Holdings BV
6.10% (3 Month EURIBOR + 2.50%, Rate Floor: 2.50%) due 07/21/26	EUR 4,000,000	4,327,658
Consumer, Non-cyclical - 0.1%
Southern Veterinary Partners LLC
9.22% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/05/27	1,059,932	1,040,058
HAH Group Holding Co. LLC
10.21% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 10/29/27	261,982	254,123
Total Consumer, Non-cyclical		1,294,181
Energy - 0.1%
Venture Global Calcasieu Pass LLC
7.83% (1 Month Term SOFR + 2.63%, Rate Floor: 2.63%) due 08/19/26	459,861	455,262

Core Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 1.4% (continued)
Communications - 0.0%
Radiate Holdco LLC
8.48% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 09/25/26	161,917	$134,661
Utilities - 0.0%
Hamilton Projects Acquiror LLC
9.72% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 06/17/27	68,405	67,636
Total Senior Floating Rate Interests
(Cost $20,867,074)		20,163,101

FEDERAL AGENCY BONDS†† - 1.3%
Tennessee Valley Authority Principal Strips
due 06/15/38[5,6]	9,400,000	4,644,267
due 01/15/48[5,6]	9,700,000	2,963,379
due 01/15/38[5,6]	4,000,000	2,015,504
due 06/15/35[5,6]	1,583,000	904,465
due 12/15/42[5,6]	1,600,000	616,694
Federal Farm Credit Bank
3.51% due 06/11/40	3,300,000	2,843,993
2.70% due 01/30/45	1,053,000	763,317
Tennessee Valley Authority
4.25% due 09/15/65	2,450,000	2,230,718
5.38% due 04/01/56	600,000	660,618
U.S. International Development Finance Corp.
due 01/17/26[5]	800,000	801,862
Total Federal Agency Bonds
(Cost $25,718,116)		18,444,817

MUNICIPAL BONDS†† - 0.9%
Texas - 0.3%
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds
3.29% due 09/01/40	2,100,000	1,591,656
2.78% due 09/01/34	700,000	549,145
2.69% due 09/01/33	500,000	396,978
2.57% due 09/01/32	475,000	380,981
2.41% due 09/01/31	450,000	364,213
Grand Parkway Transportation Corp. Revenue Bonds
3.31% due 10/01/49	1,500,000	1,116,483
Dallas/Fort Worth International Airport Revenue Bonds
2.92% due 11/01/50	1,000,000	720,955
Total Texas		5,120,411
California - 0.2%
California Statewide Communities Development Authority Revenue Bonds
7.14% due 08/15/47	1,200,000	1,290,973
2.68% due 02/01/39	1,200,000	845,973
Total California		2,136,946
New York - 0.1%
Westchester County Local Development Corp. Revenue Bonds
3.85% due 11/01/50	2,700,000	1,934,977
Virginia - 0.1%
City of Manassas Virginia General Obligation Unlimited
2.00% due 01/01/40	1,700,000	1,222,151
Idaho - 0.1%
Boise State University Revenue Bonds
3.06% due 04/01/40	1,150,000	874,245
Mississippi - 0.1%
Medical Center Educational Building Corp. Revenue Bonds
2.92% due 06/01/41	1,000,000	742,873
Ohio - 0.0%
County of Franklin Ohio Revenue Bonds
2.88% due 11/01/50	1,000,000	663,487
Alabama - 0.0%
Auburn University Revenue Bonds
2.68% due 06/01/50	1,000,000	655,554
Illinois - 0.0%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38	444,444	442,892
Total Municipal Bonds
(Cost $17,759,989)		13,793,536

FOREIGN GOVERNMENT DEBT†† - 0.2%
Panama Government International Bond
4.50% due 01/19/63	2,600,000	1,897,666
4.50% due 04/16/50	1,450,000	1,121,185
Total Foreign Government Debt
(Cost $4,206,312)		3,018,851

SENIOR FIXED RATE INTERESTS††† - 0.2%
Industrial - 0.2%
CTL Logistics
2.65% due 10/10/42	3,572,378	2,740,105
Total Senior Fixed Rate Interests
(Cost $3,572,378)		2,740,105

Core Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Contracts/ Notional Value	Value
OTC OPTIONS PURCHASED†† - 0.0%
Call Options on:
Interest Rate Options
Morgan Stanley Capital Services LLC 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD 34,200,000	$56,944
Barclays Bank plc 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD 33,900,000	56,444
Bank of America, N.A. 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD 17,150,000	28,555
Barclays Bank plc 10Y-2Y SOFR CMS CAP Expiring December 2023 with strike price of $0.20	USD 34,250,000	27,691
Morgan Stanley Capital Services LLC 10Y-2Y SOFR CMS CAP Expiring December 2023 with strike price of $0.10	USD 34,200,000	27,651
Goldman Sachs International 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD 13,950,000	23,227
Bank of America, N.A. 10Y-2Y SOFR CMS CAP Expiring December 2023 with strike price of $0.20	USD 16,800,000	13,583
Goldman Sachs International 10Y-2Y SOFR CMS CAP Expiring December 2023 with strike price of $0.20	USD 13,950,000	11,279
Total OTC Options Purchased
(Cost $846,473)		245,374

OTC CREDIT DEFAULT SWAPTIONS PURCHASED††,12 - 0.0%
Put Swaption on: Credit Swaptions
Barclays Bank plc 5-Year Credit Default Swap Expiring September 2023 with exercise rate of 0.90%	USD 36,100,000	20,713
Total OTC Credit Default Swaptions Purchased
(Cost $54,511)		20,713
Total Investments - 100.7%
(Cost $1,641,279,207)		$1,474,692,692

OTC INTEREST RATE SWAPTIONS WRITTEN††,12 - (0.1)%
Put Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 5-Year Interest Rate Swap Expiring April 2026 with exercise rate of 3.60%	USD 22,480,000	(308,900)
BNP Paribas 5-Year Interest Rate Swap Expiring July 2023 with exercise rate of 3.51%	USD 22,530,000	(396,874)
BNP Paribas 5-Year Interest Rate Swap Expiring July 2023 with exercise rate of 3.35%	USD 22,560,000	(553,050)
Total OTC Interest Rate Swaptions Written
(Premiums received $506,799)		(1,258,824)
Other Assets & Liabilities, net - (0.6)%		(8,318,234)
Total Net Assets - 100.0%		$1,465,115,634

Centrally Cleared Credit Default Swap Agreements Protection Purchased††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount~		Value	Upfront Premiums Paid (Received)	Unrealized Depreciation**
BofA Securities, Inc.	ICE	ITRAXX.EUR.38.V1	1.00%	Quarterly	12/20/27	EUR	14,500,000	$(207,392)	$(119,857)	$(87,535)
BofA Securities, Inc.	ICE	CDX.NA.HY.40.V1	5.00%	Quarterly	06/20/28		12,700,000	(354,715)	55,938	(410,653)
								$(562,107)	$(63,919)	$(498,188)

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Depreciation**
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.40%	Annually	04/04/28	$32,100,000	$(760,972)	$341	$(761,313)
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	2.78%	Annually	07/18/27	77,800,000	(3,731,058)	436	(3,731,494)
								$(4,492,030)	$777	$(4,492,807)

Core Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

Forward Foreign Currency Exchange Contracts††

Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Bank plc	EUR	Sell	105,000	114,752 USD	07/14/23	$92
Barclays Bank plc	GBP	Sell	2,885,000	3,637,024 USD	07/14/23	(27,159)
Bank of America, N.A.	EUR	Sell	9,420,000	10,175,183 USD	07/14/23	(111,426)
						$(138,493)

OTC Interest Rate Swaptions Written

Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Put
Morgan Stanley Capital Services LLC 5-Year Interest Rate Swap	Pay	SOFR	Annual	3.60%	04/23/26	3.60%	$22,480,000	$(308,900)
BNP Paribas 5-Year Interest Rate Swap	Pay	SOFR	Annual	3.51%	07/14/23	3.51%	22,530,000	(396,874)
BNP Paribas 5-Year Interest Rate Swap	Pay	SOFR	Annual	3.35%	07/07/23	3.35%	22,560,000	(553,050)
								$(1,258,824)

OTC Credit Default Swaptions Purchased

Counterparty/Description	Buy/Sell Protection	Index	Payment Frequency	Protection Premium Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Put
Barclays Bank plc 5-Year Credit Default Swap	Buy	CDX.NA.IG.40.V1	Quarterly	1.00%	09/20/23	0.90%	$36,100,000	$20,713

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at June 30, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
1	Special Purpose Acquisition Company (SPAC).
2	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
3	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $532,631,327 (cost $593,827,367), or 36.4% of total net assets.
4	Rate indicated is the 7-day yield as of June 30, 2023.
5	Zero coupon rate security.
6	Security is a principal-only strip.
7	Perpetual maturity.
8	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $741,152 (cost $886,460), or 0.1% of total net assets — See Note 6.
9	Security is an interest-only strip.
10	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
11

Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2023. See table below for additional step information for each security

12	Swaptions — See additional disclosure in the swaptions table above for more information on swaptions.
13	All or a portion of this security is pledged as interest rate swap collateral at June 30, 2023.
14	Security is unsettled at period end and does not have a stated effective rate.

BofA — Bank of America
CDX.NA.HY.40.V1 — Credit Default Swap North American High Yield Series 40 Index Version 1
CME — Chicago Mercantile Exchange
CMS — Constant Maturity Swap
CMT — Constant Maturity Treasury
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound
ICE — Intercontinental Exchange

Core Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

ITRAXX.EUR.38.V1 — iTraxx Europe Series 38 Index Version 1
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
REIT — Real Estate Investment Trust
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$1,284,465	$—	$62		$1,284,527
Preferred Stocks	—	24,882,136	—	*	24,882,136
Warrants	4,877	—	7		4,884
Money Market Funds	23,912,316	—	—		23,912,316
U.S. Government Securities	—	368,715,209	—		368,715,209
Corporate Bonds	—	335,197,199	10,543,886		345,741,085
Asset-Backed Securities	—	316,846,948	28,699,111		345,546,059
Collateralized Mortgage Obligations	—	301,967,728	4,212,251		306,179,979
Senior Floating Rate Interests	—	15,327,294	4,835,807		20,163,101
Federal Agency Bonds	—	18,444,817	—		18,444,817
Municipal Bonds	—	13,793,536	—		13,793,536
Foreign Government Debt	—	3,018,851	—		3,018,851
Senior Fixed Rate Interests	—	—	2,740,105		2,740,105
Options Purchased	—	245,374	—		245,374
Credit Default Swaptions Purchased	—	20,713	—		20,713
Forward Foreign Currency Exchange Contracts**	—	92	—		92
Total Assets	$25,201,658	$1,398,459,897	$51,031,229		$1,474,692,784

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swaptions Written	$—	$1,258,824	$—	$1,258,824
Credit Default Swap Agreements**	—	498,188	—	498,188
Interest Rate Swap Agreements**	—	4,492,807	—	4,492,807
Forward Foreign Currency Exchange Contracts**	—	138,585	—	138,585
Total Liabilities	$—	$6,388,404	$—	$6,388,404

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at June 30, 2023	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$19,632,361	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	8,088,855	Yield Analysis	Yield	6.1%-6.9%	6.5%
Asset-Backed Securities	977,895	Option adjusted spread off third party pricing	Trade Price	—	—
Collateralized Mortgage Obligations	4,212,251	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Common Stocks	62	Model Price	Liquidation Value	—	—
Corporate Bonds	7,627,085	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Corporate Bonds	2,916,801	Yield Analysis	Yield	6.2%	—
Senior Fixed Rate Interests	2,740,105	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Senior Floating Rate Interests	4,835,807	Yield Analysis	Yield	11.0%	—
Warrants	7	Model Price	Liquidation Value	—	—
Total Assets	$51,031,229

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield or liquidation value would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2023, the Fund had securities with a total value of $1,436,347 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2023:

	Assets								Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Warrants	Common Stocks	Senior Fixed Rate Interests	Total Assets	Unfunded Loan Commitments
Beginning Balance	$26,064,883	$4,110,384	$22,901,392	$5,218,034	$7	$62	$2,788,277	$61,083,039	$(84,249)
Purchases/(Receipts)	9,578,024	-	-	12,526	-	-	-	9,590,550	-
(Sales, maturities and paydowns)/Fundings	(7,055,925)	(33,271)	(11,996,112)	(381,937)	-	-	(67,091)	(19,534,336)	110
Amortization of premiums/discounts	60,741	(9,957)	2,867	52,683	-	-	-	106,334	-
Total realized gains (losses) included in earnings	(36,737)	-	(1,525,822)	-	-	-	-	(1,562,559)	-
Total change in unrealized appreciation (depreciation) included in earnings	88,195	145,095	2,142,576	389,763	-	-	18,919	2,784,548	84,139
Transfers into Level 3	-	-	-	-	-	-	-	-	-
Transfers out of Level 3	(70)	-	(981,015)	(455,262)	-	-	-	(1,436,347)	-
Ending Balance	$28,699,111	$4,212,251	$10,543,886	$4,835,807	$7	$62	$2,740,105	$51,031,229	$-
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2023	$88,419	$145,095	$197,813	$415,477	$-	$-	$18,919	$865,723	$-

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date
Angel Oak Mortgage Trust 2023-1 2023-1, 4.75% due 09/26/67	5.75%	01/01/27
BRAVO Residential Funding Trust 2023-NQM2 2023-NQM2, 4.50% due 05/25/62	5.50%	02/01/27
CSMC Trust 2020-NQM1, 1.72% due 05/25/65	2.72%	09/26/24
OBX Trust 2022-NQM8, 6.10% due 09/25/62	7.10%	10/01/26
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26
PRPM 2023-RCF1 LLC 2023-RCF1, 4.00% due 06/25/53	5.00%	06/25/27
Verus Securitization Trust 2019-4, 2.85% due 11/25/59	3.85%	10/26/23

Diversified Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
MUTUAL FUNDS† - 90.7%
Guggenheim High Yield Fund — R6-Class[1]	201,652	$1,907,628
Guggenheim RBP Large-Cap Market Fund — Institutional Class[1]	142,791	1,583,556
Guggenheim RBP Dividend Fund — Institutional Class[1]	64,098	790,972
Guggenheim Floating Rate Strategies Fund — R6-Class[1]	31,822	772,644
Guggenheim Core Bond Fund — Institutional Class[1]	45,946	743,860
Guggenheim World Equity Income Fund — Institutional Class[1]	27,199	392,216
Guggenheim Risk Managed Real Estate Fund — Institutional Class[1]	12,834	388,614
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	39,227	381,676
Total Mutual Funds
(Cost $7,373,155)		6,961,166

CLOSED-END FUNDS† - 9.3%
ClearBridge MLP & Midstream Total Return Fund, Inc.	800	25,384
PIMCO Corporate & Income Strategy Fund	1,700	22,287
KKR Income Opportunities Fund	1,850	21,479
PIMCO Dynamic Income Fund	1,145	21,469
First Trust Energy Income and Growth Fund	1,500	20,895
Western Asset Global Corporate Defined Opportunity Fund, Inc.	1,650	20,394
Apollo Senior Floating Rate Fund, Inc.	1,550	20,010
BlackRock Floating Rate Income Strategies Fund, Inc.	1,600	19,536
BlackRock Floating Rate Income Trust	1,600	18,656
Western Asset High Income Fund II, Inc.	3,798	18,534
Voya Infrastructure Industrials and Materials Fund	1,850	18,260
Eaton Vance Tax-Advantaged Dividend Income Fund	797	18,132
BlackRock Limited Duration Income Trust	1,400	18,032
Calamos Convertible Opportunities and Income Fund	1,594	17,853
abrdn Income Credit Strategies	2,584	17,676
BlackRock Enhanced Equity Dividend Trust	2,100	17,514
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	1,370	17,509
PIMCO High Income Fund	3,500	17,500
Voya Global Equity Dividend and Premium Opportunity Fund	3,400	17,476
Eaton Vance Tax-Managed Buy-Write Income Fund	1,250	17,362
Neuberger Berman High Yield Strategies Fund, Inc.	2,317	17,354
John Hancock Premium Dividend Fund	1,450	17,081
Blackstone Strategic Credit Fund	1,550	16,942
DoubleLine Income Solutions Fund	1,400	16,674
Eaton Vance Enhanced Equity Income Fund II	908	16,244
Royce Value Trust, Inc.	1,174	16,201
PGIM High Yield Bond Fund, Inc.	1,300	16,146
Invesco High Income Trust II	1,525	16,012
John Hancock Preferred Income Fund	1,050	15,992
Western Asset Premier Bond Fund	1,550	15,795
Pioneer High Income Fund, Inc.	2,350	15,792
John Hancock Income Securities Trust	1,450	15,616
Virtus Diversified Income & Co.	779	15,564
Cohen & Steers REIT and Preferred and Income Fund, Inc.	815	15,477
Eaton Vance Limited Duration Income Fund	1,650	15,444
BlackRock Credit Allocation Income Trust	1,500	15,225
Reaves Utility Income Fund	550	15,081
PIMCO Dynamic Income Opportunities Fund	1,150	15,019
John Hancock Investors Trust	1,178	14,890
Western Asset Emerging Markets Debt Fund, Inc.	1,650	14,223
Western Asset Mortgage Opportunity Fund, Inc.	1,250	13,225
Total Closed-End Funds
(Cost $801,204)		715,955

MONEY MARKET FUND† - 0.6%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares, 4.98%[2]	42,992	42,992
Total Money Market Fund
(Cost $42,992)		42,992
Total Investments - 100.6%
(Cost $8,217,351)		$7,720,113
Other Assets & Liabilities, net - (0.6)%		(49,842)
Total Net Assets - 100.0%		$7,670,271

†	Value determined based on Level 1 inputs — See Note 3.
1	Affiliated issuer.

Diversified Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

2	Rate indicated is the 7-day yield as of June 30, 2023.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$6,961,166	$—	$—	$6,961,166
Closed-End Funds	715,955	—	—	715,955
Money Market Fund	42,992	—	—	42,992
Total Assets	$7,720,113	$—	$—	$7,720,113

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended June 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/23	Shares 06/30/23	Investment Income	Capital Gain Distributions
Mutual Funds
Guggenheim Core Bond Fund — Institutional Class	$704,685	$58,938	$(32,991)	$(6,705)	$19,933	$743,860	45,946	$23,925	$–
Guggenheim Floating Rate Strategies Fund — R6-Class	747,554	46,111	(49,997)	(2,283)	31,259	772,644	31,822	46,072	–
Guggenheim High Yield Fund — R6-Class	1,837,726	91,112	(89,993)	(13,162)	81,945	1,907,628	201,652	91,071	–
Guggenheim RBP Dividend Fund — Institutional Class	685,303	20,129	(50,146)	(11,463)	147,149	790,972	64,098	8,138	–
Guggenheim RBP Large-Cap Market Fund — Institutional Class	1,383,590	82,845	(112,986)	(41,897)	272,004	1,583,556	142,791	5,578	40,807
Guggenheim Risk Managed Real Estate Fund — Institutional Class	337,666	45,978	–	–	4,970	388,614	12,834	8,525	15,483
Guggenheim Ultra Short Duration Fund — Institutional Class	367,906	13,343	(4,991)	(128)	5,546	381,676	39,227	13,289	–
Guggenheim World Equity Income Fund — Institutional Class	344,667	6,774	(14,998)	(5,053)	60,826	392,216	27,199	6,562	212
	$6,409,097	$365,230	$(356,102)	$(80,691)	$623,632	$6,961,166		$203,160	$56,502

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS††† - 0.1%
Industrial - 0.1%
BP Holdco LLC*,1	244,278	$313,770
Vector Phoenix Holdings, LP*	244,278	58,370
API Heat Transfer Parent LLC*	4,994,727	499
Targus Inc*	12,773	377
Targus Inc*	12,773	377
Targus Inc*	12,773	307
YAK BLOCKER 2 LLC*	15,530	155
YAK BLOCKER 2 LLC*	14,354	144
Targus Inc*	12,773	127
Targus Inc*	12,773	1
Total Industrial		374,127
Energy - 0.0%
Permian Production Partners LLC*	401,481	20,629
Financial - 0.0%
Tensor Ltd.*,††	177,413	18
Total Common Stocks
(Cost $1,536,493)		394,774

PREFERRED STOCKS†† - 0.0%
Industrial - 0.0%
YAK BLOCKER 2 LLC *,†††	853,214	201,364
API Heat Transfer Intermediate*,†††	618	1,546
Total Industrial		202,910
Financial - 0.0%
B Riley Financial, Inc.
6.75% due 05/31/24	401	9,905
Total Preferred Stocks
(Cost $2,871,931)		212,815

EXCHANGE-TRADED FUNDS† - 2.8%
SPDR Blackstone Senior Loan ETF	676,240	28,314,169
Total Exchange-Traded Funds
(Cost $28,000,558)		28,314,169

MONEY MARKET FUND† - 3.4%
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 5.00%[2]	33,995,867	33,995,867
Total Money Market Fund
(Cost $33,995,867)		33,995,867

	Face Amount~
SENIOR FLOATING RATE INTERESTS††,◊ - 88.8%
Consumer, Non-cyclical - 19.3%
Bombardier Recreational Products, Inc.
7.20% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 05/24/27	9,876,691	9,787,208
Del Monte Foods, Inc.
9.44% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 05/16/29	9,551,003	9,228,656
Osmosis Holdings Australia II Pty Ltd.
8.90% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 07/30/28	9,161,780	8,983,125
Medical Solutions Parent Holdings, Inc.
8.61% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 11/01/28	9,191,024	8,614,287
Hayward Industries, Inc.
7.97% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 05/30/28	7,644,000	7,558,005
VC GB Holdings I Corp.
8.48% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.50%) due 07/21/28	7,307,079	7,084,798
Kronos Acquisition Holdings, Inc.
9.25% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 12/22/26	7,263,750	7,066,249
Medline Borrower LP
8.47% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 10/23/28	7,110,000	7,023,329
Electron BidCo, Inc.
8.22% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 11/01/28	7,031,488	6,993,377
National Mentor Holdings, Inc.
8.98% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 03/02/28	8,776,920	6,599,190
9.09% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 03/02/28	276,228	207,690
Quirch Foods Holdings LLC
9.99% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 10/27/27	6,634,937	6,311,484
Mission Veterinary Partners
9.19% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.15%) due 04/27/28	6,393,656	6,209,838
HAH Group Holding Co. LLC
10.21% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 10/29/27	6,227,400	6,063,930
Grifols Worldwide Operations USA, Inc.
7.46% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 11/15/27	6,030,304	5,927,307
Weber-Stephen Products LLC
8.47% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/29/27	6,399,893	5,604,450

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 88.8% (continued)
Consumer, Non-cyclical - 19.3% (continued)
Froneri US, Inc.
7.45% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 01/29/27		5,450,828	$5,414,035
Triton Water Holdings, Inc.
8.49% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 03/31/28		5,346,375	5,160,108
Balrog Acquisition, Inc.
9.69% (1 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 09/05/28		2,595,258	2,575,793
9.69% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 09/05/28		2,595,258	2,575,793
Dermatology Intermediate Holdings III, Inc.
9.30% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 04/02/29		4,370,655	4,313,837
9.30% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 03/30/29		801,476	791,057
Phoenix Newco, Inc.
8.40% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 11/15/28		4,950,000	4,905,450
Chefs' Warehouse, Inc.
9.95% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 08/23/29		4,813,625	4,793,552
Southern Veterinary Partners LLC
9.22% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/05/27		4,699,212	4,611,102
Perrigo Investments LLC
7.45% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 04/20/29		4,445,050	4,406,156
KDC US Holdings, Inc.
8.94% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 12/22/25		4,451,827	4,326,063
Resonetics LLC
9.10% (6 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 04/28/28		3,563,819	3,452,450
Sigma Holding BV (Flora Food)
6.24% (6 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 07/02/25	EUR	3,000,000	3,195,874
CHG PPC Parent LLC
8.22% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 12/08/28†††		3,011,775	2,981,658
Elanco Animal Health, Inc.
7.01% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 08/02/27		2,937,539	2,881,550
Topgolf Callaway Brands Corp.
8.70% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 03/15/30		2,872,800	2,868,002
TGP Holdings LLC
8.45% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 06/29/28		3,050,231	2,538,616
Fortrea Holdings, Inc.
due 06/12/30		2,520,000	2,518,740
Hostess Brands LLC
due 06/21/30		2,520,853	2,512,459
Recess Holdings, Inc.
9.02% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 09/30/24		2,479,044	2,475,946
Heritage Grocers Group LLC
due 08/01/29		2,422,484	2,394,722
Energizer Holdings, Inc.
7.44% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 12/22/27		2,391,625	2,375,195
Blue Ribbon LLC
11.17% (1 Month USD LIBOR + 6.00%, Rate Floor: 6.75%) due 05/08/28		2,620,513	1,826,497
Cambrex Corp.
8.70% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 12/04/26		1,830,724	1,811,647
Aramark Services, Inc.
7.72% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 06/13/30		1,500,000	1,498,125
DaVita, Inc.
6.97% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 08/12/26		1,496,080	1,472,712
Endo Luxembourg Finance Company I SARL
14.25% (Commercial Prime Lending Rate + 6.00%, Rate Floor: 7.75%) due 03/27/28		1,896,000	1,425,792
Upstream Newco, Inc.
9.75% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 11/20/26		735,000	652,312

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 88.8% (continued)
Consumer, Non-cyclical - 19.3% (continued)
Mamba Purchaser, Inc.
8.72% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 10/16/28		313,777	$309,758
Total Consumer, Non-cyclical			192,327,924
Industrial - 17.9%
Arcline FM Holdings LLC
10.25% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 06/23/28		9,446,738	9,186,952
Hunter Douglas, Inc.
8.67% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 02/26/29		9,687,038	9,163,356
American Bath Group LLC
8.95% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 11/23/27		8,803,417	8,266,408
Pelican Products, Inc.
9.64% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 12/29/28		9,050,955	8,179,801
Icebox Holdco III, Inc.
9.09% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 12/22/28		7,165,589	6,927,620
CPG International LLC
7.70% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 04/28/29		6,947,500	6,909,845
Aegion Corp.
9.97% (1 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 05/17/28		6,912,045	6,693,901
LTI Holdings, Inc.
8.72% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/08/25		6,883,987	6,603,740
Alliance Laundry Systems LLC
8.56% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 10/08/27		6,569,433	6,544,798
PECF USS Intermediate Holding III Corp.
9.52% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 12/15/28		7,826,558	6,378,645
TricorBraun Holdings, Inc.
8.47% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/03/28		6,189,522	6,017,206
Park River Holdings, Inc.
8.52% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 12/28/27		6,000,000	5,741,580
USIC Holding, Inc.
8.69% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 05/12/28		5,263,762	4,974,255
White Cap Supply Holdings LLC
8.85% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 10/19/27		4,974,811	4,923,670
DURAN Group Holding GmbH
8.59% (6 Month EURIBOR + 5.25%, Rate Floor: 5.25%) due 05/31/26†††	EUR	4,527,760	4,892,472
Titan Acquisition Ltd. (Husky)
8.73% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/28/25		4,950,484	4,824,643
STS Operating, Inc. (SunSource)
9.45% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 12/11/24		4,010,399	3,986,577
Engineered Machinery Holdings, Inc.
9.04% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 05/19/28		3,910,152	3,828,899
DG Investment Intermediate Holdings 2, Inc.
8.97% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 03/31/28		3,822,127	3,744,729
Hillman Group, Inc.
7.94% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 07/14/28		3,635,598	3,614,402
API Heat Transfer
16.54% (3 Month USD LIBOR 11.00%, Rate Floor: 16.54%) due 01/01/24†††		4,231,056	2,827,124
16.54% (3 Month USD LIBOR 16.54%, Rate Floor: 16.54%) due 10/02/23†††		754,865	754,865
Pro Mach Group, Inc.
9.19% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 08/31/28		3,428,731	3,417,416
Berlin Packaging LLC
8.95% ((1 Month USD LIBOR + 3.75%) and (3 Month USD LIBOR + 3.75%), Rate Floor: 4.25%) due 03/13/28		3,389,625	3,328,205
Mirion Technologies, Inc.
7.99% (3 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 10/20/28		3,065,287	3,046,129
Anchor Packaging LLC
8.70% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 07/18/26		3,057,116	2,967,329

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 88.8% (continued)
Industrial - 17.9% (continued)
Quikrete Holdings, Inc.
8.22% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/19/29		2,937,688	$2,938,511
Transdigm, Inc.
8.49% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 08/24/28		2,904,448	2,901,660
DXP Enterprises, Inc.
10.44% (6 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 12/23/27		2,877,863	2,883,849
Ravago Holdings America, Inc.
8.00% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 03/04/28		2,785,875	2,732,470
Service Logic Acquisition, Inc.
9.27% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 10/29/27		2,742,985	2,715,555
Brown Group Holding LLC
7.70% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 06/07/28		2,698,471	2,654,620
Standard Industries, Inc.
7.69% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 09/22/28		2,511,956	2,508,465
Mileage Plus Holdings LLC
10.76% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27		2,240,000	2,324,470
Air Canada
8.84% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 08/11/28		2,178,000	2,174,885
Charter Next Generation, Inc.
8.97% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 12/01/27		2,148,018	2,129,223
Fugue Finance LLC
9.76% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 01/31/28		2,125,468	2,117,497
Beacon Roofing Supply, Inc.
7.44% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/19/28		2,119,188	2,111,241
United Airlines, Inc.
9.29% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 04/21/28		1,842,064	1,838,490
TK Elevator Midco GmbH
8.60% (6 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 07/30/27		1,853,031	1,834,741
EMRLD Borrower LP
8.26% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 05/31/30		1,757,488	1,755,836
Protective Industrial Products, Inc.
9.22% (1 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 12/29/27		1,822,934	1,731,788
Cushman & Wakefield US Borrower LLC
8.45% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 01/31/30		862,826	834,784
7.97% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 08/21/25		684,047	677,207
Sundyne (Star US Bidco)
9.35% (1 Month Term SOFR + 4.25%, Rate Floor: 5.25%) due 03/17/27		1,465,153	1,437,681
Osmose Utility Services, Inc.
8.47% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 06/23/28		486,325	475,869
Total Industrial			178,523,409
Consumer, Cyclical - 15.7%
First Brands Group LLC
10.25% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/30/27		9,884,033	9,655,514
Fertitta Entertainment LLC
9.10% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 01/29/29		9,381,250	9,246,441
WIRB - Copernicus Group, Inc.
9.22% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 01/08/27		7,294,853	7,148,956
Mavis Tire Express Services TopCo Corp.
9.22% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 05/04/28		6,790,882	6,722,973
Congruex Group LLC
10.95% (3 Month Term SOFR + 5.75%, Rate Floor: 5.75%) due 05/03/29†††		6,930,000	6,704,775
Zephyr Bidco Ltd.
9.21% (1 Month GBP SONIA + 4.75%, Rate Floor: 4.75%) due 07/23/25	GBP	5,265,000	6,471,575
PetSmart LLC
8.95% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 02/11/28		6,238,875	6,218,100

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 88.8% (continued)
Consumer, Cyclical - 15.7% (continued)
Thevelia US LLC
9.39% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 06/18/29		6,223,353	$6,192,237
Eagle Parent Corp.
9.49% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 04/02/29		6,295,313	6,127,417
American Tire Distributors, Inc.
11.49% (3 Month Term SOFR + 6.25%, Rate Floor: 6.25%) due 10/20/28		6,912,500	5,977,723
Scientific Games Holdings, LP
8.42% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 04/04/29		5,905,375	5,827,129
Truck Hero, Inc.
8.97% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 01/31/28		5,875,203	5,520,047
Belron Finance US LLC
7.83% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 04/18/29		5,000,000	4,996,900
Petco Health And Wellness Company, Inc.
8.75% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/03/28		4,832,684	4,792,573
Galaxy US Opco, Inc.
9.85% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 04/30/29†††		4,109,390	3,852,553
EG Finco Ltd.
7.42% (1 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 02/07/25	EUR	3,272,590	3,483,726
9.16% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 02/07/25		266,137	261,258
Alterra Mountain Co.
8.69% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 08/17/28		3,588,720	3,575,262
Packers Holdings LLC
8.44% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/09/28		4,462,316	3,077,883
Rent-A-Center, Inc.
8.56% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 02/17/28		3,069,608	3,065,771
Wyndham Hotels & Resorts, Inc.
7.45% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 05/24/30		3,042,650	3,041,007
Stars Group (Amaya)
7.75% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/21/26		2,943,436	2,940,875
Clarios Global LP
8.85% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 05/06/30		2,900,058	2,890,081
Michaels Stores, Inc.
9.75% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 04/15/28		3,211,694	2,836,729
Guardian US HoldCo LLC
9.05% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 01/31/30		2,750,000	2,728,522
1011778 BC Unlimited Liability Co.
6.94% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 11/19/26		2,711,460	2,689,985
CCRR Parent, Inc.
8.97% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 03/06/28		2,792,857	2,681,143
Entain Holdings (Gibraltar) Ltd.
7.44% (6 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 03/29/27		2,674,188	2,661,940
TTF Holdings Intermediate LLC
9.25% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 03/31/28		2,661,120	2,656,144
AlixPartners, LLP
7.72% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 02/04/28		2,493,769	2,486,288
Peloton Interactive, Inc.
12.26% (6 Month Term SOFR + 7.00%, Rate Floor: 7.00%) due 05/25/27		2,475,000	2,462,625
Hanesbrands, Inc.
8.85% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 03/08/30†††		2,443,875	2,449,985
Seren BidCo AB
8.66% (3 Month Term SOFR + 3.40%, Rate Floor: 3.40%) due 11/16/28		2,167,000	2,133,151
BCPE Empire Holdings, Inc.
9.83% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 12/11/28		2,029,500	2,022,214
First Brands Group LLC
10.25% (6 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/30/27†††		2,003,518	1,955,934
TMF Sapphire Bidco BV
due 05/03/28		1,858,571	1,856,247

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 88.8% (continued)
Consumer, Cyclical - 15.7% (continued)
Alexander Mann
9.30% (3 Month GBP SONIA + 5.00%, Rate Floor: 5.00%) due 06/16/25	GBP	1,540,000	$1,853,101
Caesars Entertainment, Inc.
8.45% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 02/06/30		1,695,750	1,694,207
Sweetwater Sound
9.47% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 08/05/28†††		1,182,510	1,117,472
WW International, Inc.
8.72% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 04/13/28		1,653,750	1,063,907
American Trailer World Corp.
8.95% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 03/03/28		1,085,951	974,304
SHO Holding I Corp.
10.52% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 04/26/24		552,713	377,685
10.50% (3 Month USD LIBOR + 5.23%, Rate Floor: 6.23%) due 04/29/24		9,357	6,394
New Trojan Parent, Inc.
8.46% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 01/06/28		206,127	113,112
Total Consumer, Cyclical			156,611,865
Technology - 11.3%
Ascend Learning LLC
8.70% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 12/11/28		8,963,500	8,407,494
Athenahealth Group, Inc.
8.59% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 02/15/29		8,622,724	8,288,594
Emerald TopCo, Inc. (Press Ganey)
8.72% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/24/26		8,441,071	8,189,949
CoreLogic, Inc.
8.75% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 06/02/28		8,565,726	7,722,002
Peraton Corp.
8.95% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 02/01/28		7,436,395	7,291,683
Boxer Parent Company, Inc.
8.97% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 10/02/25		5,995,180	5,940,984
Atlas CC Acquisition Corp.
9.78% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 05/25/28		6,769,992	5,861,323
Polaris Newco LLC
9.54% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 06/02/28		5,984,757	5,495,982
Wrench Group LLC
9.50% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 04/30/26		5,411,912	5,346,536
Misys Ltd.
9.23% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/13/24		5,135,884	4,927,778
Cloud Software Group, Inc.
9.84% (3 Month Term SOFR + 4.60%, Rate Floor: 4.60%) due 09/29/28		4,952,503	4,624,400
Conair Holdings LLC
9.29% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 05/17/28		4,535,401	4,264,683
CCC Intelligent Solutions, Inc.
7.47% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 09/21/28		3,930,101	3,915,363
Indicor LLC
9.74% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 11/22/29		3,814,238	3,795,167
Sabre GLBL, Inc.
10.20% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 06/30/28		3,296,299	2,610,669
8.72% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 12/17/27		1,353,240	1,053,497
Epicor Software
8.47% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 07/30/27		3,674,433	3,624,387
Taxware Holdings (Sovos Compliance LLC)
9.72% (1 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 08/11/28		3,745,798	3,606,679
Park Place Technologies, LLC
10.20% (1 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 11/10/27		3,610,347	3,500,917
Project Ruby Ultimate Parent Corp.
8.47% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/10/28		3,421,250	3,339,995

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 88.8% (continued)
Technology - 11.3% (continued)
CDK Global, Inc.
9.49% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 07/06/29	2,985,000	$2,974,672
RealPage, Inc.
8.22% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.50%) due 04/24/28	2,985,902	2,917,973
Entegris, Inc.
7.95% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 07/06/29	2,887,187	2,889,006
World Wide Technology Holding Co. LLC
8.52% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/01/30	1,566,075	1,564,117
Imprivata, Inc.
9.35% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 12/01/27	643,500	633,526
Total Technology		112,787,376
Financial - 10.2%
AqGen Island Holdings, Inc.
8.72% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 08/02/28	9,117,464	8,952,256
NFP Corp.
8.47% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 02/15/27	7,628,234	7,462,014
AmWINS Group, Inc.
7.44% (1 Month USD LIBOR + 2.25%, Rate Floor: 3.00%) due 02/21/28	6,854,729	6,785,359
Teneo Holdings LLC
10.45% (1 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 07/11/25	6,659,041	6,642,394
Aretec Group, Inc.
9.45% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 10/01/25	3,392,546	3,389,018
due 03/07/30	2,629,588	2,621,384
USI, Inc.
8.99% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 11/22/29	5,521,846	5,508,042
Apex Group Treasury LLC
9.07% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 07/27/28†††	3,438,750	3,391,467
9.99% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 07/27/28†††	2,089,500	2,076,441
Jane Street Group LLC
7.97% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 01/26/28	4,852,651	4,837,074
Duff & Phelps
8.99% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 04/09/27	4,897,786	4,743,849
Nexus Buyer LLC
8.95% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 11/09/26	4,601,154	4,431,877
Citadel Securities, LP
7.72% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 02/02/28	4,398,750	4,389,820
Focus Financial Partners, LLC
8.35% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 06/30/28	4,218,125	4,180,626
Franchise Group, Inc.
9.97% (3 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 03/10/26	3,955,564	3,619,341
Virtu Financial
8.19% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 01/12/29	3,564,000	3,545,075
Alliant Holdings Intermediate LLC
8.65% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 11/05/27	3,561,395	3,536,180
Ryan Specialty Group LLC
8.20% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 09/01/27	3,501,000	3,493,333
Cobham Ultra SeniorCo SARL
8.56% (6 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 08/06/29	3,275,312	3,210,821
Asurion LLC
9.45% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 08/20/28	3,182,025	3,020,951
FleetCor Technologies Operating Company LLC
6.95% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/28/28	2,975,866	2,949,827
HarbourVest Partners, LP
8.24% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 04/20/30	2,584,351	2,577,890
HighTower Holding LLC
9.15% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/21/28	2,652,750	2,576,483

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 88.8% (continued)
Financial - 10.2% (continued)
Capstone Borrower, Inc.
9.00% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 06/17/30		2,143,256	$2,095,033
Zodiac Pool Solutions LLC
7.20% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 01/29/29		1,674,500	1,663,683
HUB International Ltd.
9.34% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 06/08/30		644,234	645,400
Total Financial			102,345,638
Communications - 8.7%
Zayo Group Holdings, Inc.
8.22% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/09/27		6,648,468	5,203,556
9.35% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 03/09/27		3,950,000	3,116,984
McGraw Hill LLC
9.97% ((6 Month USD LIBOR + 4.75%) and (1 Month Term SOFR + 4.75%), Rate Floor: 5.25%) due 07/28/28		8,551,690	7,995,830
Virgin Media Bristol LLC
7.69% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 01/31/28		7,916,233	7,839,050
Xplornet Communications, Inc.
9.22% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/02/28		8,506,083	6,907,620
Ziggo Financing Partnership
7.69% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 04/28/28		6,685,000	6,575,165
Titan AcquisitionCo New Zealand Ltd. (Trade Me)
9.54% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 10/18/28		6,396,363	6,254,428
CSC Holdings LLC
9.65% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 01/17/28		6,745,170	6,205,556
Cengage Learning Acquisitions, Inc.
9.88% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 07/14/26		5,093,318	4,983,811
Altice France SA
10.49% (3 Month Term SOFR + 5.50%, Rate Floor: 5.50%) due 08/15/28		4,942,340	4,382,225
Authentic Brands
9.20% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 12/21/28		4,292,593	4,275,422
Telenet Financing USD LLC
7.19% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 04/28/28		4,000,000	3,921,440
Radiate Holdco LLC
8.48% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 09/25/26		4,616,203	3,839,157
WMG Acquisition Corp.
7.33% (3 Month Term SOFR + 2.13%, Rate Floor: 2.13%) due 01/20/28		3,500,000	3,487,505
Playtika Holding Corp.
7.94% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 03/13/28		2,942,411	2,928,081
Cincinnati Bell, Inc.
8.45% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 11/22/28		2,855,253	2,727,966
Level 3 Financing, Inc.
6.97% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 03/01/27		2,588,000	2,405,236
Recorded Books, Inc.
9.10% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 08/29/25		2,200,000	2,197,250
UPC Broadband Holding BV
8.12% (1 Month USD LIBOR + 2.93%, Rate Floor: 2.93%) due 01/31/29		1,464,906	1,431,946
Total Communications			86,678,228
Basic Materials - 3.5%
CTEC III GmbH
7.23% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 03/16/29	EUR	7,500,000	7,902,587
Illuminate Buyer LLC
8.72% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 06/30/27		7,579,792	7,506,722
Ascend Performance Materials Operations LLC
9.71% (6 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 08/27/26		3,351,477	3,278,683
Nouryon USA LLC
9.32% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 04/03/28		1,817,798	1,797,911
8.99% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 04/03/28		1,355,000	1,340,881

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 88.8% (continued)
Basic Materials - 3.5% (continued)
NIC Acquisition Corp.
9.25% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 12/29/27	3,528,762	$2,662,451
INEOS Ltd.
7.97% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 01/29/26	2,548,000	2,539,719
Vantage Specialty Chemicals, Inc.
9.90% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 10/26/26	2,263,625	2,194,584
W.R. Grace Holdings LLC
9.31% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 09/22/28	1,723,750	1,709,598
DCG Acquisition Corp.
9.70% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 09/30/26	1,682,854	1,651,301
Ineos US Finance LLC
8.70% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 02/18/30	1,370,000	1,360,944
Trinseo Materials Operating S.C.A.
7.70% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 05/03/28	1,572,000	1,239,695
Total Basic Materials		35,185,076
Energy - 1.6%
AL GCX Holdings LLC
8.55% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 05/17/29	3,574,490	3,547,681
TransMontaigne Operating Company LP
8.71% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 11/17/28	3,606,515	3,544,699
Par Petroleum LLC
9.61% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 02/28/30	3,211,950	3,153,075
Traverse Midstream Partners LLC
8.94% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 02/16/28	3,139,844	3,108,445
UGI Energy Services LLC
8.45% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 02/22/30	1,592,257	1,578,134
Permian Production Partners LLC
11.22% (1 Month Term SOFR + 6.00%, Rate Floor: 9.22%) (in-kind rate was 2.00%) due 11/24/25†††,3	819,015	814,921
Total Energy		15,746,955
Utilities - 0.3%
Granite Generation LLC
8.94% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 11/09/26	3,266,889	3,207,171
Bank Loans - 0.3%
Gen Digital, Inc.
due 09/12/29	3,222,000	3,201,863
Total Senior Floating Rate Interests
(Cost $918,362,265)		886,615,505

CORPORATE BONDS†† - 4.4%
Consumer, Non-cyclical - 2.1%
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[4]	2,975,000	2,692,375
CPI CG, Inc.
8.63% due 03/15/26[4]	2,689,000	2,588,141
Legends Hospitality Holding Company LLC / Legends Hospitality Co-Issuer, Inc.
5.00% due 02/01/26[4]	2,875,000	2,587,500
Sotheby's
7.38% due 10/15/27[4]	2,875,000	2,585,753
Tenet Healthcare Corp.
4.38% due 01/15/30	2,800,000	2,526,707
ADT Security Corp.
4.13% due 08/01/29[4]	2,875,000	2,483,281
Nathan's Famous, Inc.
6.63% due 11/01/25[4]	2,279,000	2,269,201
WW International, Inc.
4.50% due 04/15/29[4]	2,875,000	1,699,205
HCA, Inc.
4.50% due 02/15/27	1,500,000	1,447,003
Total Consumer, Non-cyclical		20,879,166
Communications - 0.9%
VZ Secured Financing BV
5.00% due 01/15/32[4]	3,500,000	2,818,783
LCPR Senior Secured Financing DAC
6.75% due 10/15/27[4]	2,875,000	2,694,599
Altice France S.A.
5.50% due 10/15/29[4]	2,850,000	2,038,156
McGraw-Hill Education, Inc.
5.75% due 08/01/28[4]	1,575,000	1,364,722
Total Communications		8,916,260
Industrial - 0.6%
New Enterprise Stone & Lime Company, Inc.
5.25% due 07/15/28[4]	2,875,000	2,616,337

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 4.4% (continued)
Industrial - 0.6% (continued)
GrafTech Global Enterprises, Inc.
9.88% due 12/15/28[4]	2,120,000	$2,104,100
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00% due 02/01/26[4]	1,412,000	1,337,047
Total Industrial		6,057,484
Consumer, Cyclical - 0.4%
Fertitta Entertainment LLC / Fertitta Entertainment Finance Company, Inc.
4.63% due 01/15/29[4]	5,000,000	4,387,500
Basic Materials - 0.2%
WR Grace Holdings LLC
4.88% due 06/15/27[4]	1,975,000	1,831,678
Mirabela Nickel Ltd.
9.50% due 06/24/19†††,5,6	1,279,819	60,791
Total Basic Materials		1,892,469
Financial - 0.2%
Hunt Companies, Inc.
5.25% due 04/15/29[4]	1,850,000	1,468,957
Total Corporate Bonds
(Cost $50,345,274)		43,601,836

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 0.9%
Residential Mortgage-Backed Securities - 0.9%
RALI Series Trust
2006-QO6, 4.17% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 06/25/46◊	10,472,375	2,495,947
2006-QO2, 5.59% (1 Month USD LIBOR + 0.44%, Rate Floor: 0.44%) due 02/25/46◊	416,751	83,980
Washington Mutual Mortgage Pass-Through Certificates Trust
2007-OA6, 4.79% (1 Year CMT Rate + 0.81%, Rate Floor: 0.81%) due 07/25/47◊	2,312,493	1,874,788
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 4.82% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46◊	1,533,678	1,279,209
American Home Mortgage Assets Trust
2006-4, 5.36% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 10/25/46◊	2,240,176	1,224,729
Lehman XS Trust Series
2006-16N, 5.53% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 11/25/46◊	1,257,770	1,088,140
Nomura Resecuritization Trust
2015-4R, 2.44% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 03/26/36◊,4	578,057	517,494
Alliance Bancorp Trust
2007-OA1, 5.63% (1 Month USD LIBOR + 0.48%, Rate Floor: 0.48%) due 07/25/37◊	356,597	302,797
Morgan Stanley Re-REMIC Trust
2010-R5, 2.67% due 06/26/36[4]	266,058	235,514
New Century Home Equity Loan Trust
2004-4, 5.95% (1 Month USD LIBOR + 0.80%, Rate Cap/Floor: 12.50%/0.80%) due 02/25/35◊	130,362	123,396
GSAA Home Equity Trust
2007-7, 5.69% (1 Month USD LIBOR + 0.54%, Rate Floor: 0.54%) due 07/25/37◊	116,493	111,366
Total Residential Mortgage-Backed Securities		9,337,360
Total Collateralized Mortgage Obligations
(Cost $12,380,307)		9,337,360

ASSET-BACKED SECURITIES†† - 0.1%
Collateralized Loan Obligations - 0.1%
Octagon Loan Funding Ltd.
2014-1A SUB, due 11/18/31[4,7]	2,071,948	519,643
Treman Park CLO Ltd.
2015-1A COM, due 10/20/28[4,7]	977,702	25,029
OHA Credit Partners IX Ltd.
2013-9A ACOM, due 10/20/25[4,7]	1,808,219	1,989
Total Collateralized Loan Obligations		546,661
Total Asset-Backed Securities
(Cost $99,842)		546,661
Total Investments - 100.5%
(Cost $1,047,592,537)		$1,003,018,987
Other Assets & Liabilities, net - (0.5)%		(4,495,240)
Total Net Assets - 100.0%		$998,523,747

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Depreciation
Barclays Bank plc	GBP	Sell	6,690,000	8,433,862 USD	07/14/23	$(62,978)
Bank of America, N.A.	EUR	Sell	18,221,000	19,681,741 USD	07/14/23	(215,531)
						$(278,509)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs, unless otherwise noted — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at June 30, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
1	Affiliated issuer.
2	Rate indicated is the 7-day yield as of June 30, 2023.
3	Payment-in-kind security.
4	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $40,867,004 (cost $50,114,559), or 4.1% of total net assets.
5	Security is in default of interest and/or principal obligations.
6	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $60,791 (cost $1,160,811), or 0.0% of total net assets — See Note 6.
7	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.

CMT — Constant Maturity Treasury

EUR — Euro

EURIBOR — European Interbank Offered Rate

GBP — British Pound

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

REMIC — Real Estate Mortgage Investment Conduit

SARL —  Société à Responsabilité Limitée

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Overnight Index Average

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks**	$—	$18	$394,756	$394,774
Preferred Stocks	—	9,905	202,910	212,815
Exchange-Traded Funds	28,314,169	—	—	28,314,169
Money Market Fund	33,995,867	—	—	33,995,867
Senior Floating Rate Interests	—	852,795,838	33,819,667	886,615,505
Corporate Bonds	—	43,541,045	60,791	43,601,836
Collateralized Mortgage Obligations	—	9,337,360	—	9,337,360
Asset-Backed Securities	—	546,661	—	546,661
Total Assets	$62,310,036	$906,230,827	$34,478,124	$1,003,018,987

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$—	$278,509	$—	$278,509
Unfunded Loan Commitments (Note 5)	—	—	51,666	51,666
Total Liabilities	$—	$278,509	$51,666	$330,175

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at June 30, 2023	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Common Stocks	$393,068	Enterprise Value	Valuation Multiple	2.7x-9.5x	3.7x
Common Stocks	1,688	Model Price	Liquidation Value	—	—
Corporate Bonds	60,791	Third Party Pricing	Broker Quote	—	—
Preferred Stocks	201,364	Enterprise Value	Valuation Multiple	4.9x	—
Preferred Stocks	1,546	Model Price	Liquidation Value	—	—
Senior Floating Rate Interests	25,345,206	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	4,892,472	Third Party Pricing	Trade Price	—	—
Senior Floating Rate Interests	3,581,989	Model Price	Purchase Price	—	—
Total Assets	$34,478,124
Liabilities:
Unfunded Loan Commitments	$51,666	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2023, the Fund had securities with a total value of $62,337 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $46,988,019 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2023:

	Assets					Liabilities
	Corporate Bonds	Senior Floating Rate Interests	Common Stocks	Preferred Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$–	$71,470,738	$568,337	$–	$72,039,075	$(542,584)
Purchases/(Receipts)	–	5,978,578	1,664	–	5,980,242	(37,839)
(Sales, maturities and paydowns)/Fundings	–	(1,354,116)	(34,345)	–	(1,388,461)	(22,259)
Amortization of premiums/discounts	–	112,870	–	–	112,870	28,297
Corporate actions	–	(201,663)	299	201,364	–	–
Total realized gains (losses) included in earnings	–	(103,780)	29,321	–	(74,459)	93,600
Total change in unrealized appreciation (depreciation) included in earnings	–	4,905,059	(170,520)	–	4,734,539	429,119
Transfers into Level 3	60,791	–	–	1,546	62,337	–
Transfers out of Level 3	–	(46,988,019)	–	–	(46,988,019)	–
Ending Balance	$60,791	$33,819,667	$394,756	$202,910	$34,478,124	$(51,666)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2023	$–	$944,672	$(143,420)	$–	$801,252	$159,621

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended June 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/23	Shares 06/30/23
Common Stocks
BP Holdco LLC*	$148,128	$–	$–	$–	$165,642	$313,770	244,278
Targus Group International Equity, Inc.*	32,125	–	(34,346)	29,321	(27,100)	–	–
	$180,253	$–	$(34,346)	$29,321	$138,542	$313,770

*	Non-income producing security.

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 0.4%
Utilities - 0.4%
TexGen Power LLC*,††	26,665	$706,623
Industrial - 0.0%
BP Holdco LLC*,†††,1	23,711	30,456
Vector Phoenix Holdings, LP*,†††	23,711	5,667
Targus, Inc.*,†††	12,825	378
Targus, Inc.*,†††	12,825	378
Targus, Inc.*,†††	12,825	308
Targus , Inc.*,†††	12,825	128
YAK BLOCKER 2 LLC*,†††	6,243	62
YAK BLOCKER 2 LLC*,†††	5,770	58
Targus, Inc.*,†††	12,825	—
Total Industrial		37,435
Energy - 0.0%
Legacy Reserves, Inc.*,†††	3,452	27,616
Permian Production Partners LLC*,†††	57,028	2,930
Bruin E&P Partnership Units*,†††	44,023	986
Total Energy		31,532
Consumer, Non-cyclical - 0.0%
Cengage Learning Holdings II, Inc.*,††	2,107	23,177
Save-A-Lot*,††	17,185	4,434
Total Consumer, Non-cyclical		27,611
Financial - 0.0%
Tensor Ltd.*,††	158,811	16
Total Common Stocks
(Cost $423,255)		803,217

PREFERRED STOCKS†† - 1.5%
Financial - 1.4%
American Equity Investment Life Holding Co.
5.95%[2]	54,000	1,150,200
Charles Schwab Corp.
4.00%*	1,325,000	966,919
Assurant, Inc.
5.25% due 01/15/61	30,000	565,800
B Riley Financial, Inc.
6.75% due 05/31/24	403	9,954
Total Financial		2,692,873
Industrial - 0.1%
YAK BLOCKER 2 LLC *,†††	342,958	80,940
U.S. Shipping Corp. *,†††	14,718	2
Total Industrial		80,942
Total Preferred Stocks
(Cost $4,733,330)		2,773,815

WARRANTS† - 0.0%
Acropolis Infrastructure Acquisition Corp.
Expiring 03/31/26[3]	12,947	1,128
Ginkgo Bioworks Holdings, Inc.
Expiring 08/01/26	4	—
Total Warrants
(Cost $10,696)		1,128

MONEY MARKET FUND† - 1.7%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.96%[4]	3,322,744	3,322,744
Total Money Market Fund
(Cost $3,322,744)		3,322,744

	Face Amount~
CORPORATE BONDS†† - 82.7%
Consumer, Non-cyclical - 14.9%
CPI CG, Inc.
8.63% due 03/15/26[5]	2,572,000	2,475,529
FAGE International S.A. / FAGE USA Dairy Industry, Inc.
5.63% due 08/15/26[5]	2,200,000	2,071,676
Upbound Group, Inc.
6.38% due 02/15/29[5,6]	2,281,000	2,024,387
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[5]	1,953,000	1,767,465
Tenet Healthcare Corp.
6.75% due 05/15/31[5]	675,000	676,644
4.38% due 01/15/30	625,000	563,997
6.13% due 06/15/30	275,000	271,068
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.38% due 08/31/27[5]	1,525,000	1,345,014
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
7.00% due 12/31/27[5]	961,000	850,706
5.00% due 12/31/26[5]	350,000	320,250
Legends Hospitality Holding Company LLC / Legends Hospitality Co-Issuer, Inc.
5.00% due 02/01/26[5]	1,250,000	1,125,000
Post Holdings, Inc.
4.63% due 04/15/30[5]	600,000	525,815
5.50% due 12/15/29[5]	500,000	461,385
DaVita, Inc.
3.75% due 02/15/31[5]	1,225,000	979,427
KeHE Distributors LLC / KeHE Finance Corp.
8.63% due 10/15/26[5]	956,000	957,195
Sotheby's/Bidfair Holdings, Inc.
5.88% due 06/01/29[5]	1,200,000	933,000
Carriage Services, Inc.
4.25% due 05/15/29[5]	1,075,000	925,252
ADT Security Corp.
4.13% due 08/01/29[5]	1,050,000	906,937
Par Pharmaceutical, Inc.
due 04/01/27[5,7]	1,210,000	894,230
Medline Borrower, LP
5.25% due 10/01/29[5]	850,000	737,544
Darling Ingredients, Inc.
6.00% due 06/15/30[5]	750,000	732,491
Bausch Health Companies, Inc.
4.88% due 06/01/28[5]	1,200,000	714,240
Endo Luxembourg Finance Company I SARL / Endo US, Inc.
due 04/01/29[5,7]	950,000	703,000

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~		Value
CORPORATE BONDS†† - 82.7% (continued)
Consumer, Non-cyclical - 14.9% (continued)
BCP V Modular Services Finance II plc
4.75% due 10/30/28[5]	EUR	736,000	$682,620
IQVIA, Inc.
6.50% due 05/15/30[5]		675,000	681,664
Albertsons Companies Incorporated / Safeway Inc / New Albertsons Limited Partnership / Albertsons LLC
5.88% due 02/15/28[5]		475,000	461,576
6.50% due 02/15/28[5]		175,000	175,291
Central Garden & Pet Co.
4.13% due 10/15/30		711,000	595,602
Grifols Escrow Issuer S.A.
4.75% due 10/15/28[5]		600,000	520,728
WW International, Inc.
4.50% due 04/15/29[5]		825,000	487,598
Lamb Weston Holdings, Inc.
4.13% due 01/31/30[5]		425,000	379,829
GXO Logistics, Inc.
2.65% due 07/15/31		250,000	194,410
1.65% due 07/15/26		175,000	152,169
Garden Spinco Corp.
8.63% due 07/20/30[5]		300,000	322,425
Sabre GLBL, Inc.
7.38% due 09/01/25[5]		320,000	284,035
9.25% due 04/15/25[5]		31,000	28,911
Service Corporation International
3.38% due 08/15/30		325,000	271,798
Nathan's Famous, Inc.
6.63% due 11/01/25[5]		189,000	188,187
Ingles Markets, Inc.
4.00% due 06/15/31[5]		75,000	62,628
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
due 07/31/27[5,7]		171,000	10,260
Total Consumer, Non-cyclical			28,461,983
Industrial - 13.2%
Artera Services LLC
9.03% due 12/04/25[5]		2,350,000	2,056,250
GrafTech Finance, Inc.
4.63% due 12/15/28[5]		2,500,000	2,031,306
New Enterprise Stone & Lime Company, Inc.
9.75% due 07/15/28[5]		1,450,000	1,398,786
5.25% due 07/15/28[5]		675,000	614,270
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00% due 02/01/26[5]		2,076,000	1,965,800
Trinity Industries, Inc.
7.75% due 07/15/28[5]		1,075,000	1,081,719
4.55% due 10/01/24		550,000	539,000
Mauser Packaging Solutions Holding Co.
7.88% due 08/15/26[5]		1,025,000	1,018,346
9.25% due 04/15/27[5]		500,000	461,501

Standard Industries, Inc.
5.00% due 02/15/27[5]	900,000	857,745
4.38% due 07/15/30[5]	550,000	476,353
Great Lakes Dredge & Dock Corp.
5.25% due 06/01/29[5]	1,525,000	1,273,726
Clearwater Paper Corp.
4.75% due 08/15/28[5]	1,375,000	1,210,220
Enviri Corp.
5.75% due 07/31/27[5]	1,375,000	1,196,731
Ball Corp.
6.88% due 03/15/28	600,000	611,918
6.00% due 06/15/29	425,000	421,813
TransDigm, Inc.
6.25% due 03/15/26[5]	500,000	497,556
6.75% due 08/15/28[5]	425,000	426,611
Builders FirstSource, Inc.
6.38% due 06/15/32[5]	750,000	745,126
4.25% due 02/01/32[5]	100,000	87,015
Masonite International Corp.
5.38% due 02/01/28[5]	850,000	810,237
Amsted Industries, Inc.
4.63% due 05/15/30[5]	900,000	802,773
Arcosa, Inc.
4.38% due 04/15/29[5]	700,000	627,202
Pactiv Evergreen Group Issuer Incorporated/Pactiv Evergreen Group Issuer LLC
4.00% due 10/15/27[5]	700,000	618,888
Advanced Drainage Systems, Inc.
6.38% due 06/15/30[5]	575,000	568,830
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc
6.00% due 06/15/27[5]	500,000	491,182
Howmet Aerospace, Inc.
5.95% due 02/01/37	475,000	483,571
Sealed Air Corporation/Sealed Air Corp US
6.13% due 02/01/28[5]	475,000	471,498
Summit Materials LLC / Summit Materials Finance Corp.
6.50% due 03/15/27[5]	425,000	422,298
Stericycle, Inc.
5.38% due 07/15/24[5]	375,000	370,154
Emerald Debt Merger Sub LLC
6.63% due 12/15/30[5]	350,000	346,938
Clean Harbors, Inc.
6.38% due 02/01/31[5]	225,000	226,409
Total Industrial		25,211,772
Communications - 12.1%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 05/01/32	1,850,000	1,477,145
4.25% due 01/15/34[5]	975,000	736,873
4.25% due 02/01/31[5]	400,000	323,588
6.38% due 09/01/29[5]	275,000	259,094

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 82.7% (continued)
Communications - 12.1% (continued)
Altice France S.A.
5.13% due 07/15/29[5]	1,450,000	$1,029,317
5.50% due 10/15/29[5]	1,250,000	893,928
8.13% due 02/01/27[5]	900,000	779,329
McGraw-Hill Education, Inc.
5.75% due 08/01/28[5]	1,675,000	1,451,371
8.00% due 08/01/29[5]	775,000	661,470
Level 3 Financing, Inc.
3.63% due 01/15/29[5]	1,825,000	1,094,551
4.25% due 07/01/28[5]	1,325,000	853,122
CSC Holdings LLC
3.38% due 02/15/31[5]	1,025,000	693,813
4.13% due 12/01/30[5]	975,000	682,038
4.63% due 12/01/30[5]	950,000	422,690
VZ Secured Financing BV
5.00% due 01/15/32[5]	2,175,000	1,751,672
Vmed O2 UK Financing I plc
4.25% due 01/31/31[5]	1,125,000	909,628
4.75% due 07/15/31[5]	850,000	706,774
LCPR Senior Secured Financing DAC
6.75% due 10/15/27[5]	1,417,000	1,328,086
Telenet Finance Luxembourg Notes SARL
5.50% due 03/01/28	1,400,000	1,283,800
UPC Broadband Finco BV
4.88% due 07/15/31[5]	1,200,000	987,708
Sirius XM Radio, Inc.
4.13% due 07/01/30[5]	800,000	653,244
5.50% due 07/01/29[5]	325,000	293,168
3.88% due 09/01/31[5]	50,000	38,664
Cogent Communications Group, Inc.
7.00% due 06/15/27[5]	975,000	943,312
AMC Networks, Inc.
4.25% due 02/15/29	1,550,000	833,230
Virgin Media Secured Finance plc
4.50% due 08/15/30[5]	675,000	565,866
Match Group Holdings II LLC
4.63% due 06/01/28[5]	600,000	551,160
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.25% due 01/15/29[5]	550,000	462,198
Zayo Group Holdings, Inc.
4.00% due 03/01/27[5]	300,000	211,876
Go Daddy Operating Company LLC / GD Finance Co., Inc.
3.50% due 03/01/29[5]	200,000	171,369
Cengage Learning, Inc.
9.50% due 06/15/24[5]	101,000	101,258
Total Communications		23,151,342
Consumer, Cyclical - 11.1%
JB Poindexter & Company, Inc.
7.13% due 04/15/26[5]	1,650,000	1,613,254
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
5.75% due 01/20/26[5]	1,400,000	1,325,153

Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
5.38% due 04/01/26[5]		1,175,000	1,092,859
Ritchie Bros Holdings, Inc.
6.75% due 03/15/28[5]		550,000	554,356
7.75% due 03/15/31[5]		450,000	466,841
Scientific Games Holdings Limited Partnership/Scientific Games US FinCo, Inc.
6.63% due 03/01/30[5]		1,100,000	968,000
Fertitta Entertainment LLC / Fertitta Entertainment Finance Company, Inc.
4.63% due 01/15/29[5]		1,100,000	965,250
Wolverine World Wide, Inc.
4.00% due 08/15/29[5]		1,200,000	955,500
United Airlines, Inc.
4.63% due 04/15/29[5]		1,025,000	933,947
Crocs, Inc.
4.25% due 03/15/29[5]		1,094,000	930,119
Hanesbrands, Inc.
4.88% due 05/15/26[5]		975,000	910,198
CD&R Smokey Buyer, Inc.
6.75% due 07/15/25[5]		925,000	856,261
Allwyn Entertainment Financing UK plc
7.88% due 04/30/29[5]		825,000	834,496
Air Canada
3.88% due 08/15/26[5]		900,000	834,167
Scotts Miracle-Gro Co.
4.38% due 02/01/32		1,050,000	826,753
Tempur Sealy International, Inc.
3.88% due 10/15/31[5]		875,000	712,822
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.00% due 06/01/31[5]		800,000	669,720
Newell Brands, Inc.
6.63% due 09/15/29		500,000	479,320
4.70% due 04/01/26		200,000	187,870
Wabash National Corp.
4.50% due 10/15/28[5]		675,000	585,305
Evergreen Acqco 1 Limited Partnership / TVI, Inc.
9.75% due 04/26/28[5]		475,000	491,212
Michaels Companies, Inc.
5.25% due 05/01/28[5]		600,000	484,764
Asbury Automotive Group, Inc.
5.00% due 02/15/32[5]		550,000	478,882
Clarios Global, LP / Clarios US Finance Co.
8.50% due 05/15/27[5]		475,000	475,777
Clarios Global, LP
6.75% due 05/15/25[5]		430,000	430,263
Superior Plus, LP
4.25% due 05/18/28[5]	CAD	550,000	368,840

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 82.7% (continued)
Consumer, Cyclical - 11.1% (continued)
Clarios Global Limited Partnership / Clarios US Finance Co.
6.75% due 05/15/28[5]	350,000	$348,776
Caesars Entertainment, Inc.
6.25% due 07/01/25[5]	275,000	273,727
Papa John's International, Inc.
3.88% due 09/15/29[5]	275,000	232,787
Park River Holdings, Inc.
5.63% due 02/01/29[5]	300,000	232,500
Six Flags Theme Parks, Inc.
7.00% due 07/01/25[5]	215,000	216,074
Penn Entertainment, Inc.
4.13% due 07/01/29[5]	250,000	205,175
Allison Transmission, Inc.
4.75% due 10/01/27[5]	200,000	188,468
Total Consumer, Cyclical		21,129,436
Financial - 10.5%
United Wholesale Mortgage LLC
5.50% due 04/15/29[5]	1,475,000	1,264,813
5.75% due 06/15/27[5]	1,300,000	1,186,848
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[5]	2,500,000	2,049,535
Hunt Companies, Inc.
5.25% due 04/15/29[5]	2,437,000	1,935,053
OneMain Finance Corp.
3.88% due 09/15/28	1,225,000	1,001,437
4.00% due 09/15/30	750,000	577,500
Iron Mountain, Inc.
5.63% due 07/15/32[5]	1,275,000	1,140,589
5.25% due 07/15/30[5]	475,000	428,001
NFP Corp.
6.88% due 08/15/28[5]	1,425,000	1,236,929
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[5]	875,000	709,500
4.00% due 10/15/33[5]	350,000	273,784
Jones Deslauriers Insurance Management, Inc.
10.50% due 12/15/30[5]	725,000	727,232
8.50% due 03/15/30[5]	200,000	204,042
HUB International Ltd.
7.00% due 05/01/26[5]	575,000	573,479
5.63% due 12/01/29[5]	375,000	336,406
Iron Mountain Information Management Services, Inc.
5.00% due 07/15/32[5]	1,000,000	863,225
SLM Corp.
3.13% due 11/02/26	900,000	778,500
USI, Inc.
6.88% due 05/01/25[5]	775,000	769,187
Greystar Real Estate Partners LLC
5.75% due 12/01/25[5]	625,000	610,323
Jane Street Group / JSG Finance, Inc.
4.50% due 11/15/29[5]	700,000	602,328

GLP Capital Limited Partnership / GLP Financing II, Inc.
4.00% due 01/15/31	650,000	561,964
Alliant Holdings Intermediate LLC / Alliant Holdings Company-Issuer
4.25% due 10/15/27[5]	475,000	426,262
6.75% due 04/15/28[5]	50,000	49,587
Starwood Property Trust, Inc.
4.38% due 01/15/27[5]	550,000	473,688
Liberty Mutual Group, Inc.
4.30% due 02/01/61[5]	750,000	471,797
Kennedy-Wilson, Inc.
4.75% due 02/01/30	450,000	339,374
4.75% due 03/01/29	150,000	118,598
AmWINS Group, Inc.
4.88% due 06/30/29[5]	275,000	248,320
Total Financial		19,958,301
Energy - 8.3%
Parkland Corp.
4.50% due 10/01/29[5]	1,275,000	1,106,062
4.63% due 05/01/30[5]	1,100,000	953,761
Global Partners Limited Partnership / GLP Finance Corp.
7.00% due 08/01/27	1,200,000	1,164,397
6.88% due 01/15/29	900,000	835,875
CVR Energy, Inc.
5.75% due 02/15/28[5]	1,725,000	1,518,000
5.25% due 02/15/25[5]	250,000	241,035
ITT Holdings LLC
6.50% due 08/01/29[5]	1,875,000	1,579,650
NuStar Logistics, LP
5.63% due 04/28/27	1,585,000	1,523,027
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
5.63% due 05/01/27[5]	1,250,000	1,185,000
Holly Energy Partners Limited Partnership / Holly Energy Finance Corp.
6.38% due 04/15/27[5]	1,050,000	1,037,215
Buckeye Partners, LP
4.15% due 07/01/23	1,000,000	1,000,000
EnLink Midstream LLC
5.38% due 06/01/29	925,000	881,257
TransMontaigne Partners Limited Partnership / TLP Finance Corp.
6.13% due 02/15/26	1,000,000	864,667
PDC Energy, Inc.
6.13% due 09/15/24	776,000	775,608
Venture Global Calcasieu Pass LLC
6.25% due 01/15/30[5]	500,000	495,969
Southwestern Energy Co.
5.38% due 02/01/29	425,000	400,207
Kinetik Holdings, LP
5.88% due 06/15/30[5]	350,000	332,671

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 82.7% (continued)
Energy - 8.3% (continued)
Basic Energy Services, Inc.
due 10/15/23[7]	1,175,000	$5,875
Total Energy		15,900,276
Basic Materials - 7.7%
Carpenter Technology Corp.
6.38% due 07/15/28	1,425,000	1,396,500
7.63% due 03/15/30	650,000	657,346
SCIL IV LLC / SCIL USA Holdings LLC
5.38% due 11/01/26[5]	1,650,000	1,504,208
Minerals Technologies, Inc.
5.00% due 07/01/28[5]	1,547,000	1,407,770
Kaiser Aluminum Corp.
4.63% due 03/01/28[5]	790,000	690,902
4.50% due 06/01/31[5]	725,000	577,956
SK Invictus Intermediate II SARL
5.00% due 10/30/29[5]	1,350,000	1,072,750
Diamond BC BV
4.63% due 10/01/29[5]	1,050,000	1,059,200
INEOS Finance plc
6.75% due 05/15/28[5]	1,100,000	1,056,640
Ingevity Corp.
3.88% due 11/01/28[5]	1,150,000	981,833
WR Grace Holdings LLC
4.88% due 06/15/27[5]	1,000,000	927,432
Compass Minerals International, Inc.
6.75% due 12/01/27[5]	875,000	843,588
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
9.00% due 07/01/28[5]	900,000	784,223
Novelis Corp.
4.75% due 01/30/30[5]	825,000	733,183
Valvoline, Inc.
3.63% due 06/15/31[5]	600,000	487,704
4.25% due 02/15/30[5]	250,000	245,475
Yamana Gold, Inc.
4.63% due 12/15/27	256,000	241,480
Mirabela Nickel Ltd.
due 06/24/19†††,7,8	278,115	13,210
Total Basic Materials		14,681,400
Technology - 3.0%
NCR Corp.
5.13% due 04/15/29[5]	1,250,000	1,106,576
Boxer Parent Company, Inc.
7.13% due 10/02/25[5]	1,025,000	1,025,907
Capstone Borrower, Inc.
8.00% due 06/15/30[5]	950,000	938,134
Central Parent Incorporated / CDK Global Inc
7.25% due 06/15/29[5]	875,000	865,192
Dun & Bradstreet Corp.
5.00% due 12/15/29[5]	600,000	529,038
Qorvo, Inc.
3.38% due 04/01/31[5]	600,000	483,712
Playtika Holding Corp.
4.25% due 03/15/29[5]	500,000	443,750

CDW LLC / CDW Finance Corp.
3.57% due 12/01/31		300,000	253,146
Total Technology			5,645,455
Utilities - 1.9%
Terraform Global Operating, LP
6.13% due 03/01/26[5]		2,630,000	2,560,962
AmeriGas Partners Limited Partnership / AmeriGas Finance Corp.
5.50% due 05/20/25		625,000	603,253
Atlantica Sustainable Infrastructure plc
4.13% due 06/15/28[5]		400,000	356,364
Clearway Energy Operating LLC
4.75% due 03/15/28[5]		175,000	161,459
Total Utilities			3,682,038
Total Corporate Bonds
(Cost $176,944,496)			157,822,003

SENIOR FLOATING RATE INTERESTS††,◊ - 12.8%
Consumer, Cyclical - 2.7%
First Brands Group LLC
10.25% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/30/27		1,021,709	998,087
Alexander Mann
9.30% (3 Month GBP SONIA + 5.00%, Rate Floor: 5.00%) due 06/16/25	GBP	749,100	901,401
American Tire Distributors, Inc.
11.49% (3 Month Term SOFR + 6.25%, Rate Floor: 6.25%) due 10/20/28		913,936	790,345
Holding SOCOTEC
9.31% (3 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 06/02/28		597,800	580,362
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
9.72% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 04/03/25		744,767	530,647
Accuride Corp.
10.44% (1 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 11/17/23		576,418	468,339
Sweetwater Sound
9.47% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 08/05/28†††		360,589	340,757
Flutter Financing B.V.
8.75% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 07/24/28		297,750	297,952

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 12.8% (continued)
Consumer, Cyclical - 2.7% (continued)
WW International, Inc.
8.72% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 04/13/28	401,625	$258,377
Total Consumer, Cyclical		5,166,267
Consumer, Non-cyclical - 2.6%
Quirch Foods Holdings LLC
9.99% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 10/27/27	950,625	904,282
Blue Ribbon LLC
11.17% (1 Month USD LIBOR + 6.00%, Rate Floor: 6.75%) due 05/08/28	1,053,995	734,635
Gibson Brands, Inc.
10.25% (3 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 08/11/28	856,950	685,560
Moran Foods LLC
12.21% (6 Month Term SOFR + 7.25%, Rate Floor: 7.25%) due 06/30/26†††	472,753	452,882
16.47% (6 Month Term SOFR + 9.50%, Rate Floor: 9.50%) due 12/31/26†††	266,457	184,111
Women's Care Holdings, Inc.
9.65% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 01/17/28	656,651	577,853
Confluent Health LLC
9.22% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 11/30/28	494,301	446,517
Balrog Acquisition, Inc.
9.69% (1 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 09/05/28	350,000	347,375
Kronos Acquisition Holdings, Inc.
11.38% (3 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 12/22/26	296,250	289,955
TGP Holdings LLC
8.45% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 06/29/28	235,491	195,992

Florida Food Products LLC
10.19% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 10/18/28†††		222,188	188,859
Total Consumer, Non-cyclical			5,008,021
Technology - 2.2%
Datix Bidco Ltd.
8.68% (6 Month GBP SONIA + 4.50%, Rate Floor: 4.50%) due 04/28/25†††	GBP	1,300,000	1,617,632
11.93% (6 Month GBP SONIA + 7.75%, Rate Floor: 7.75%) due 04/27/26†††	GBP	650,000	808,569
Park Place Technologies, LLC
10.20% (1 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 11/10/27		566,406	549,239
Atlas CC Acquisition Corp.
9.78% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 05/25/28		563,500	487,867
Cloud Software Group, Inc.
9.84% (3 Month Term SOFR + 4.60%, Rate Floor: 4.60%) due 09/29/28		498,598	465,566
24-7 Intouch, Inc.
9.94% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 08/25/25		266,503	263,171
Total Technology			4,192,044
Financial - 1.9%
Franchise Group, Inc.
9.97% (3 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 03/10/26		938,947	859,137
Claros Mortgage Trust, Inc.
9.69% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 08/10/26†††		903,176	848,985
Teneo Holdings LLC
10.45% (1 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 07/11/25		471,651	470,472
Eisner Advisory Group
10.47% (1 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 07/28/28		442,129	441,024
Cobham Ultra SeniorCo SARL
8.56% (6 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 08/06/29		399,000	391,144
HarbourVest Partners, LP
8.24% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 04/20/30		310,000	309,225

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 12.8% (continued)
Financial - 1.9% (continued)
Avison Young (Canada), Inc.
12.00% (3 Month Term SOFR + 6.50%, Rate Floor: 6.50%) due 01/31/26	525,250	$304,645
Total Financial		3,624,632
Industrial - 1.8%
Dispatch Terra Acquisition LLC
9.64% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 03/27/28	1,176,614	1,044,245
Aegion Corp.
9.97% (1 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 05/17/28	687,748	666,043
Pelican Products, Inc.
9.64% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 12/29/28	650,898	588,249
PECF USS Intermediate Holding III Corp.
9.52% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 12/15/28	542,245	441,929
Osmose Utility Services, Inc.
8.47% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 06/23/28	317,766	310,934
Sundyne (Star US Bidco)
9.35% (1 Month Term SOFR + 4.25%, Rate Floor: 5.25%) due 03/17/27	197,448	193,746
EMRLD Borrower LP
8.26% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 05/31/30	139,172	139,041
Total Industrial		3,384,187
Basic Materials - 0.9%
LTI Holdings, Inc.
9.97% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 07/24/26	741,410	720,710
NIC Acquisition Corp.
9.25% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 12/29/27	653,766	493,266

Nouryon USA LLC
9.32% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 04/03/28	269,271	266,325
8.99% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 04/03/28	75,000	74,219
DCG Acquisition Corp.
9.70% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 09/30/26	246,843	242,215
Total Basic Materials		1,796,735
Communications - 0.5%
Cengage Learning Acquisitions, Inc.
9.88% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 07/14/26	1,013,047	991,267
Utilities - 0.1%
TerraForm Power Operating LLC
7.84% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 05/21/29	247,500	244,406
Energy - 0.1%
Permian Production Partners LLC
11.22% (1 Month Term SOFR + 6.00%, Rate Floor: 9.22%) (in-kind rate was 2.00%) due 11/24/25†††,9	116,337	115,756
Total Senior Floating Rate Interests
(Cost $26,769,761)		24,523,315

ASSET-BACKED SECURITIES†† - 0.6%
Collateralized Loan Obligations - 0.4%
WhiteHorse X Ltd.
2015-10A E, 10.56% (3 Month USD LIBOR + 5.30%, Rate Floor: 5.30%) due 04/17/27◊,5	755,643	728,302
Infrastructure - 0.2%
Hotwire Funding LLC
2021-1, 4.46% due 11/20/51[5]	400,000	331,517
Total Asset-Backed Securities
(Cost $1,082,886)		1,059,819
Total Investments - 99.7%
(Cost $213,287,168)		$190,306,041
Other Assets & Liabilities, net - 0.3%		572,810
Total Net Assets - 100.0%		$190,878,851

Forward Foreign Currency Exchange Contracts††

Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Depreciation
Goldman Sachs International	CAD	Sell	490,000	368,481 USD	07/14/23	$(1,574)
Bank of America, N.A.	EUR	Sell	626,000	676,185 USD	07/14/23	(7,405)
Barclays Bank plc	GBP	Sell	2,673,000	3,369,763 USD	07/14/23	(25,163)
						$(34,142)

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at June 30, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
1	Affiliated issuer.
2	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
3	Special Purpose Acquisition Company (SPAC).
4	Rate indicated is the 7-day yield as of June 30, 2023.
5	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $135,695,137 (cost $151,146,703), or 71.1% of total net assets.
6	All or a portion of this security has been physically segregated or earmarked in connection with reverse repurchase agreements. At June 30, 2023, the total market value of segregated or earmarked securities was $2,024,387— See Note 2.
7	Security is in default of interest and/or principal obligations.
8	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $13,210 (cost $252,369), or 0.0% of total net assets — See Note 6.
9	Payment-in-kind security.

CAD — Canadian Dollar
EUR — Euro
GBP — British Pound
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$—	$734,250	$68,967	$803,217
Preferred Stocks	—	2,692,873	80,942	2,773,815
Warrants	1,128	—	—	1,128
Money Market Fund	3,322,744	—	—	3,322,744
Corporate Bonds	—	157,808,793	13,210	157,822,003
Senior Floating Rate Interests	—	19,965,764	4,557,551	24,523,315
Asset-Backed Securities	—	1,059,819	—	1,059,819
Total Assets	$3,323,872	$182,261,499	$4,720,670	$190,306,041

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$—	$34,142	$—	$34,142

**	This derivative is reported as unrealized appreciation/depreciation at period end.

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $1,468,168 are categorized as Level 2 within the disclosure hierarchy — See Note 2.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at June 30, 2023	Valuation Technique	Unobservable Inputs	Input Range		Weighted Average*
Assets:
Common Stocks	$66,789	Enterprise Value	Valuation Multiple	2.7x-9.5x		3.4	x
Common Stocks	2,178	Model Price	Liquidation Value	—		—
Corporate Bonds	13,210	Third Party Pricing	Broker Quote	—		—
Preferred Stocks	80,940	Enterprise Value	Valuation Multiple	4.9	x	—
Preferred Stocks	2	Model Price	Purchase Price	—		—
Senior Floating Rate Interests	3,063,194	Yield Analysis	Yield	11.0%-28.9%		13.4%
Senior Floating Rate Interests	1,494,357	Third Party Pricing	Broker Quote	—		—
Total Assets	$4,720,670

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2023, the Fund had securities with a total value of $1,187,163 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $5,405,951 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2023:

	Assets					Liabilities
	Corporate Bonds	Senior Floating Rate Interests	Common Stocks	Preferred Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$378,860	$12,689,191	$130,253	$-	$13,198,304	$(12,748)
Purchases/(Receipts)	-	372,688	1,672	-	374,360	-
(Sales, maturities and paydowns)/Fundings	-	(5,735,721)	(34,485)	-	(5,770,206)	1,803
Amortization of premiums/discounts	-	28,398	-	-	28,398	(321)
Corporate actions	-	(81,060)	120	80,940	-	-
Total realized gains (losses) included in earnings	-	(163,598)	30,129	-	(133,469)	3,268
Total change in unrealized appreciation (depreciation) included in earnings	(4,145)	1,304,938	(58,722)	-	1,242,071	7,998
Transfers into Level 3	13,210	1,173,951	-	2	1,187,163	-
Transfers out of Level 3	(374,715)	(5,031,236)	-	-	(5,405,951)	-
Ending Balance	$13,210	$4,557,551	$68,967	$80,942	$4,720,670	$-
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30 , 2023	$-	$322,569	$(30,823)	$-	$291,746	$-

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended June 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/23	Shares 06/30/23
Common Stocks
BP Holdco LLC*	$14,378	$–	$–	$–	$16,078	$30,456	23,711
Targus Group International Equity, Inc.*	32,255	–	(34,485)	30,129	(27,899)	–	–
	$46,633	$–	$(34,485)	$30,129	$(11,821)	$30,456

*	Non-income producing security.

Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 94.3%
Financial - 17.7%
JPMorgan Chase & Co.	5,828	$847,624
Berkshire Hathaway, Inc. — Class B*	2,471	842,611
Bank of America Corp.	26,532	761,203
Mastercard, Inc. — Class A	1,295	509,324
Jefferies Financial Group, Inc.	12,178	403,944
Ventas, Inc. REIT	8,144	384,967
American Tower Corp. — Class A REIT	1,929	374,110
Charles Schwab Corp.	6,546	371,027
Unum Group	7,213	344,060
Goldman Sachs Group, Inc.	1,059	341,570
Wells Fargo & Co.	7,241	309,046
Synovus Financial Corp.	9,411	284,683
First Horizon Corp.	24,691	278,267
STAG Industrial, Inc. REIT	6,837	245,312
Markel Group, Inc.*	144	199,178
T. Rowe Price Group, Inc.	1,638	183,489
Total Financial		6,680,415
Consumer, Non-cyclical - 17.4%
Johnson & Johnson	5,431	898,939
Quest Diagnostics, Inc.	4,286	602,440
Ingredion, Inc.	5,537	586,645
Medtronic plc	6,416	565,249
Tyson Foods, Inc. — Class A	11,064	564,707
Archer-Daniels-Midland Co.	6,265	473,384
Humana, Inc.	919	410,912
Henry Schein, Inc.*	4,940	400,634
Merck & Company, Inc.	3,339	385,287
Encompass Health Corp.	5,404	365,905
HCA Healthcare, Inc.	1,156	350,823
Bunge Ltd.	3,038	286,635
Euronet Worldwide, Inc.*	2,372	278,402
Moderna, Inc.*	1,739	211,288
Pfizer, Inc.	4,745	174,047
Total Consumer, Non-cyclical		6,555,297
Energy - 10.8%
Chevron Corp.	6,300	991,305
ConocoPhillips	7,974	826,186
Diamondback Energy, Inc.	4,180	549,085
Coterra Energy, Inc. — Class A	15,804	399,841
Equities Corp.	9,397	386,499
Pioneer Natural Resources Co.	1,695	351,170
Kinder Morgan, Inc.	16,847	290,105
Marathon Oil Corp.	12,079	278,059
Total Energy		4,072,250
Communications - 9.2%
Verizon Communications, Inc.	24,434	908,701
Alphabet, Inc. — Class A*	4,480	536,256
Comcast Corp. — Class A	12,165	505,456
Cisco Systems, Inc.	8,191	423,802
Walt Disney Co.*	4,030	359,799
Fox Corp. — Class B	8,951	285,447
Juniper Networks, Inc.	8,031	251,611
T-Mobile US, Inc.*	1,466	203,627
Total Communications		3,474,699
Industrial - 9.1%
Curtiss-Wright Corp.	3,722	683,582
Johnson Controls International plc	8,932	608,627
Knight-Swift Transportation Holdings, Inc.	9,555	530,876
Advanced Energy Industries, Inc.	4,251	473,774
Eagle Materials, Inc.	2,503	466,609
L3Harris Technologies, Inc.	2,153	421,493
Teledyne Technologies, Inc.*	642	263,933
Total Industrial		3,448,894
Consumer, Cyclical - 8.0%
Walmart, Inc.	4,332	680,904
Ferguson plc	3,521	553,889
Delta Air Lines, Inc.	11,162	530,641
Lear Corp.	2,877	412,993
Whirlpool Corp.	2,259	336,117
Southwest Airlines Co.	9,056	327,918
MSC Industrial Direct Company, Inc. — Class A	1,913	182,270
Total Consumer, Cyclical		3,024,732
Utilities - 7.8%
OGE Energy Corp.	18,873	677,729
Edison International	7,613	528,723
Pinnacle West Capital Corp.	6,179	503,341
Exelon Corp.	11,169	455,025
Duke Energy Corp.	3,475	311,847
Black Hills Corp.	4,783	288,224
NiSource, Inc.	6,835	186,937
Total Utilities		2,951,826
Basic Materials - 7.4%
Westlake Corp.	5,666	676,917
Huntsman Corp.	19,666	531,375
Reliance Steel & Aluminum Co.	1,872	508,417
Nucor Corp.	2,541	416,673
Freeport-McMoRan, Inc.	9,272	370,880
DuPont de Nemours, Inc.	4,043	288,832
Total Basic Materials		2,793,094
Technology - 6.9%
KLA Corp.	1,194	579,114
Teradyne, Inc.	4,240	472,039
Microsoft Corp.	1,371	466,880
Fiserv, Inc.*	2,949	372,017
Leidos Holdings, Inc.	4,014	355,159
Amdocs Ltd.	2,549	251,968
MACOM Technology Solutions Holdings, Inc.*	1,783	116,840
Total Technology		2,614,017
Total Common Stocks
(Cost $30,187,118)		35,615,224

EXCHANGE-TRADED FUNDS† - 3.3%
iShares Russell 1000 Value ETF	7,953	1,255,222
Total Exchange-Traded Funds
(Cost $1,121,233)		1,255,222

Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
MONEY MARKET FUND† - 2.2%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.96%[1]	835,695	$835,695
Total Money Market Fund
(Cost $835,695)		835,695
Total Investments - 99.8%
(Cost $32,144,046)		$37,706,141
Other Assets & Liabilities, net - 0.2%		76,732
Total Net Assets - 100.0%		$37,782,873

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
1	Rate indicated is the 7-day yield as of June 30, 2023.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$35,615,224	$—	$—	$35,615,224
Exchange-Traded Funds	1,255,222	—	—	1,255,222
Money Market Fund	835,695	—	—	835,695
Total Assets	$37,706,141	$—	$—	$37,706,141

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 0.1%
Financial - 0.1%
AfterNext HealthTech Acquisition Corp. — Class A*,1	135,000	$1,398,600
Conyers Park III Acquisition Corp. — Class A*,1	125,300	1,279,313
Waverley Capital Acquisition Corp. 1 — Class A*,1	99,000	1,026,630
Blue Whale Acquisition Corp. I — Class A*,1	72,300	733,845
Total Financial		4,438,388
Communications - 0.0%
Vacasa, Inc. — Class A*	81,407	55,235
Total Common Stocks
(Cost $4,946,282)		4,493,623

PREFERRED STOCKS†† - 0.5%
Financial - 0.5%
Wells Fargo & Co.
3.90%	12,100,000	10,652,840
MetLife, Inc.
3.85%	4,620,000	4,268,788
Markel Group, Inc.
6.00%	4,284,000	4,133,951
American Financial Group, Inc.
4.50% due 09/15/60	38,900	703,312
American Equity Investment Life Holding Co.
5.95%	8,000	170,400
Total Financial		19,929,291
Total Preferred Stocks
(Cost $22,159,981)		19,929,291

WARRANTS† - 0.0%
Ginkgo Bioworks Holdings, Inc.
Expiring 08/01/26	19,663	5,156
AfterNext HealthTech Acquisition Corp.
Expiring 07/09/23[1]	45,000	3,897
Acropolis Infrastructure Acquisition Corp.
Expiring 03/31/26[1]	28,866	2,511
Conyers Park III Acquisition Corp.
Expiring 08/12/28[1]	41,766	2,088
Blue Whale Acquisition Corp.
Expiring 07/09/23*,1	18,074	1,453
Waverley Capital Acquisition Corp.
Expiring 04/30/27*,1	33,000	1,168
Total Warrants
(Cost $252,186)		16,273

MUTUAL FUNDS† - 2.3%
Guggenheim Strategy Fund III[3]	1,269,402	30,783,006
Guggenheim Strategy Fund II3	1,267,403	30,696,512
Guggenheim Ultra Short Duration Fund — Institutional Class[3]	3,084,561	30,012,774
Total Mutual Funds
(Cost $92,623,594)		91,492,292

MONEY MARKET FUNDS† - 5.1%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.96%[4]	152,438,845	152,438,845
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 5.00%[4]	48,223,457	48,223,457
Total Money Market Funds
(Cost $200,662,302)		200,662,302

	Face Amount~
ASSET-BACKED SECURITIES†† - 33.6%
Collateralized Loan Obligations - 22.6%
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 6.96% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 04/15/33◊,5	48,500,001	47,779,174
2021-1A A2R, 7.11% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 04/15/33◊,5	6,250,000	5,920,178
BXMT Ltd.
2020-FL2 A, 6.12% (1 Month Term SOFR + 1.01%, Rate Floor: 1.01%) due 02/15/38◊,5	19,255,702	18,306,660
2020-FL2 AS, 6.37% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 02/15/38◊,5	14,310,000	13,120,181
2020-FL3 AS, 6.97% (1 Month Term SOFR + 1.86%, Rate Floor: 1.86%) due 11/15/37◊,5	4,500,000	4,221,053
2020-FL3 B, 7.37% (1 Month Term SOFR + 2.26%, Rate Floor: 2.26%) due 11/15/37◊,5	2,000,000	1,865,283
2020-FL2 B, 6.62% (1 Month Term SOFR + 1.51%, Rate Floor: 1.51%) due 02/15/38◊,5	2,000,000	1,752,589
Golub Capital Partners CLO 49M Ltd.
2021-49A AR, 6.78% (3 Month USD LIBOR + 1.53%, Rate Floor: 1.53%) due 08/26/33◊,5	36,500,000	35,751,962
ABPCI Direct Lending Fund IX LLC
2021-9A A1R, 6.69% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/18/31◊,5	30,750,000	30,311,201

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 33.6% (continued)
Collateralized Loan Obligations - 22.6% (continued)
Golub Capital Partners CLO 54M, LP
2021-54A A, 6.86% (3 Month USD LIBOR + 1.53%, Rate Floor: 1.53%) due 08/05/33◊,5	29,000,000	$28,509,274
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 6.87% (3 Month USD LIBOR + 1.61%, Rate Floor: 1.61%) due 07/25/33◊,5	27,650,000	27,262,391
LCCM Trust
2021-FL3 A, 6.71% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 11/15/38◊,5	22,250,000	21,612,851
2021-FL2 B, 7.16% (1 Month Term SOFR + 2.01%, Rate Floor: 2.01%) due 12/13/38◊,5	6,000,000	5,631,604
Owl Rock CLO IV Ltd.
2021-4A A1R, 6.98% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 08/20/33◊,5	24,250,000	23,658,300
2021-4A A2R, 7.28% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 08/20/33◊,5	3,650,000	3,449,850
LCM XXIV Ltd.
2021-24A AR, 6.23% (3 Month USD LIBOR + 0.98%, Rate Floor: 0.98%) due 03/20/30◊,5	27,282,274	27,009,451
Parliament CLO II Ltd.
2021-2A B, 7.08% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 08/20/32◊,5	22,250,000	21,410,601
2021-2A A, 6.73% (3 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 08/20/32◊,5	5,201,092	5,120,837
2021-2A C, 7.93% (3 Month USD LIBOR + 2.55%, Rate Floor: 2.55%) due 08/20/32◊,5	500,000	471,929
ABPCI Direct Lending Fund CLO V Ltd.
2021-5A A2R, 7.15% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 04/20/31◊,5	15,500,000	15,020,893
2021-5A A1R, 6.75% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/20/31◊,5	11,500,000	11,345,484
Golub Capital Partners CLO 36M Ltd.
2018-36A A, 6.63% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31◊,5	25,613,556	25,338,420
Palmer Square Loan Funding Ltd.
2021-1A A1, 6.15% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.90%) due 04/20/29◊,5	10,211,084	10,157,451
2022-1A A2, 6.59% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,5	5,000,000	4,897,154
2021-3A B, 7.00% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 07/20/29◊,5	5,000,000	4,845,628
2021-2A B, 6.78% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 05/20/29◊,5	4,000,000	3,923,564
CHCP Ltd.
2021-FL1 A, 6.27% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/15/38◊,5	23,453,516	22,930,346
HERA Commercial Mortgage Ltd.
2021-FL1 A, 6.21% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/18/38◊,5	19,651,535	18,956,403
2021-FL1 B, 6.76% (1 Month Term SOFR + 1.71%, Rate Floor: 1.60%) due 02/18/38◊,5	3,750,000	3,561,447
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 7.26% (3 Month USD LIBOR + 1.86%, Rate Floor: 1.86%) due 08/25/33◊,5	23,000,000	22,009,475
Madison Park Funding XLVIII Ltd.
2021-48A B, 6.72% (3 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 04/19/33◊,5	22,000,000	21,577,092
Shackleton CLO Ltd.
2017-8A A1R, 6.17% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 10/20/27◊,5	20,369,714	20,229,856

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 33.6% (continued)
Collateralized Loan Obligations - 22.6% (continued)
Cerberus Loan Funding XXXI, LP
2021-1A A, 6.76% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/32◊,5	10,780,044	$10,708,959
2021-1A B, 7.16% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 04/15/32◊,5	9,600,000	9,414,026
LoanCore Issuer Ltd.
2021-CRE5 B, 7.19% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/15/36◊,5	7,900,000	7,519,885
2021-CRE4 B, 6.43% (30 Day Average SOFR + 1.36%, Rate Floor: 1.36%) due 07/15/35◊,5	7,500,000	7,086,830
2019-CRE2 AS, 6.69% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/36◊,5	4,895,085	4,875,325
2018-CRE1 AS, 6.69% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/28◊,5	634,564	632,583
Cerberus Loan Funding XL LLC
2023-1A A, 7.19% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 03/22/35◊,5	16,500,000	16,498,870
2023-1A B, 8.39% (3 Month Term SOFR + 3.60%, Rate Floor: 3.60%) due 03/22/35◊,5	3,250,000	3,253,624
Cerberus Loan Funding XXX, LP
2020-3A A, 7.11% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 01/15/33◊,5	18,000,000	17,860,120
Cerberus Loan Funding XXXII, LP
2021-2A A, 6.88% (3 Month USD LIBOR + 1.62%, Rate Floor: 1.62%) due 04/22/33◊,5	14,250,000	13,968,920
2021-2A B, 7.16% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 04/22/33◊,5	4,000,000	3,831,162
ABPCI Direct Lending Fund CLO II LLC
2021-1A A1R, 6.85% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/20/32◊,5	15,250,000	15,059,375
2021-1A BR, 7.40% (3 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 04/20/32◊,5	2,250,000	2,171,126
2021-1A A2R, 7.15% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 04/20/32◊,5	300,000	297,396
Woodmont Trust
2020-7A A1A, 7.16% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/15/32◊,5	16,250,000	16,197,277
BRSP Ltd.
2021-FL1 C, 7.36% (1 Month Term SOFR + 2.26%, Rate Floor: 2.26%) due 08/19/38◊,5	10,000,000	9,335,036
2021-FL1 B, 7.11% (1 Month Term SOFR + 2.01%, Rate Floor: 2.01%) due 08/19/38◊,5	6,400,000	6,034,311
ACRES Commercial Realty Ltd.
2021-FL1 B, 7.02% (1 Month Term SOFR + 1.91%, Rate Floor: 1.91%) due 06/15/36◊,5	11,200,000	10,772,057
2021-FL1 C, 7.22% (1 Month Term SOFR + 2.11%, Rate Floor: 2.11%) due 06/15/36◊,5	4,800,000	4,586,320
Cerberus Loan Funding XXXIII, LP
2021-3A A, 6.82% (3 Month USD LIBOR + 1.56%, Rate Floor: 1.56%) due 07/23/33◊,5	11,500,000	11,231,760
2021-3A B, 7.11% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 07/23/33◊,5	2,250,000	2,144,932
Fortress Credit Opportunities XI CLO Ltd.
2018-11A A1T, 6.56% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31◊,5	13,450,000	13,327,605

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 33.6% (continued)
Collateralized Loan Obligations - 22.6% (continued)
BDS Ltd.
2021-FL8 D, 7.06% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/18/36◊,5	7,000,000	$6,541,345
2021-FL9 C, 7.06% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 11/16/38◊,5	5,000,000	4,749,842
2020-FL5 B, 7.01% (1 Month Term SOFR + 1.91%, Rate Floor: 1.80%) due 02/16/37◊,5	1,400,000	1,362,655
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 6.95% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 07/20/33◊,5	12,250,000	11,925,811
Fortress Credit Opportunities IX CLO Ltd.
2021-9A A2TR, 7.06% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 10/15/33◊,5	11,500,000	11,169,821
Lake Shore MM CLO III LLC
2021-2A A1R, 6.74% (3 Month USD LIBOR + 1.48%, Rate Floor: 1.48%) due 10/17/31◊,5	11,250,000	11,074,509
FS Rialto
2021-FL3 B, 6.96% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 11/16/36◊,5	7,500,000	7,143,376
2021-FL2 C, 7.27% (1 Month Term SOFR + 2.16%, Rate Floor: 2.16%) due 05/16/38◊,5	3,250,000	3,029,824
KREF
2021-FL2 B, 6.81% (1 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 02/15/39◊,5	10,700,000	10,081,309
ABPCI Direct Lending Fund CLO VII, LP
2021-7A A1R, 6.72% (3 Month USD LIBOR + 1.43%, Rate Floor: 1.43%) due 10/20/31◊,5	9,250,000	9,112,249
PFP Ltd.
2021-7 B, 6.56% (1 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 04/14/38◊,5	4,599,770	4,352,638
2021-7 D, 7.56% (1 Month USD LIBOR + 2.40%, Rate Floor: 2.40%) due 04/14/38◊,5	4,104,795	3,722,207
GoldenTree Loan Management US CLO 1 Ltd.
2021-9A B, 6.75% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 01/20/33◊,5	7,000,000	6,921,879
2021-9A C, 7.05% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 01/20/33◊,5	1,000,000	973,376
Cerberus Loan Funding XXXV, LP
2021-5A A, 6.76% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 09/22/33◊,5	8,000,000	7,849,919
BCC Middle Market CLO LLC
2021-1A A1R, 6.76% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 10/15/33◊,5	6,750,000	6,648,769
NewStar Fairfield Fund CLO Ltd.
2018-2A A1N, 6.52% (3 Month USD LIBOR + 1.27%, Rate Floor: 1.27%) due 04/20/30◊,5	6,529,571	6,448,457
Neuberger Berman Loan Advisers CLO 40 Ltd.
2021-40A B, 6.66% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 04/16/33◊,5	6,000,000	5,835,411
MF1 Multifamily Housing Mortgage Loan Trust
2021-FL6 B, 6.87% (1 Month Term SOFR + 1.76%, Rate Floor: 1.76%) due 07/16/36◊,5	6,000,000	5,734,124
STWD Ltd.
2019-FL1 C, 7.17% (1 Month Term SOFR + 2.06%, Rate Floor: 1.95%) due 07/15/38◊,5	3,200,000	3,054,038
2021-FL2 B, 6.96% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 04/18/38◊,5	2,187,000	2,031,241
KREF Funding V LLC
6.94% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/25/26◊,†††	4,989,423	4,979,220

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 33.6% (continued)
Collateralized Loan Obligations - 22.6% (continued)
0.15% due 06/25/26†††,6	27,272,727	$2,727
Owl Rock CLO II Ltd.
2021-2A ALR, 6.80% (3 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 04/20/33◊,5	5,000,000	4,878,000
CIFC Funding Ltd.
2021-4A A1B2, 6.50% (3 Month USD LIBOR + 1.25%, Rate Floor: 1.25%) due 04/20/34◊,5	5,000,000	4,786,312
BSPRT Issuer Ltd.
2021-FL6 C, 7.24% (1 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 03/15/36◊,5	5,000,000	4,669,002
Carlyle Global Market Strategies CLO Ltd.
2018-4A A1RR, 6.26% (3 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 01/15/31◊,5	4,625,283	4,601,212
VOYA CLO
2021-2A BR, 7.41% (3 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 06/07/30◊,5	4,500,000	4,349,037
ACRE Commercial Mortgage Ltd.
2021-FL4 AS, 6.31% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 12/18/37◊,5	4,500,000	4,306,518
Magnetite XXIX Ltd.
2021-29A B, 6.66% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 01/15/34◊,5	4,000,000	3,969,788
Neuberger Berman Loan Advisers CLO 32 Ltd.
2021-32A BR, 6.67% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 01/20/32◊,5	4,000,000	3,957,927
Fontainbleau Vegas
10.43% (1 Month Term SOFR + 5.65%, Rate Floor: 1.00%) due 01/31/26◊,†††	3,573,669	3,573,669
Owl Rock CLO VI Ltd.
2021-6A B1, 7.26% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/21/32◊,5	3,500,000	3,355,629
AMMC CLO XIV Ltd.
2021-14A A2R2, 6.66% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 07/25/29◊,5	3,250,000	3,229,652
Cerberus Loan Funding XXXVI, LP
2021-6A A, 6.66% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/22/33◊,5	2,964,552	2,954,001
Golub Capital Partners CLO 17 Ltd.
2017-17A A1R, 6.91% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/25/30◊,5	2,219,484	2,208,960
Greystone Commercial Real Estate Notes
2021-FL3 B, 6.91% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 07/15/39◊,5	2,200,000	2,109,585
HGI CRE CLO Ltd.
2021-FL2 B, 6.66% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 09/17/36◊,5	2,000,000	1,905,529
Dryden 37 Senior Loan Fund
2015-37A Q, due 01/15/31[5,7]	1,500,000	1,105,422
Stratus CLO Ltd.
2021-1A B, 6.65% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 12/29/29◊,5	1,000,000	978,259
Carlyle GMS Finance MM CLO LLC
2018-1A A12R, 7.04% (3 Month USD LIBOR + 1.78%, Rate Floor: 0.00%) due 10/15/31◊,5	250,000	246,651
Treman Park CLO Ltd.
2015-1A COM, due 10/20/28[5,7]	325,901	8,343
OHA Credit Partners IX Ltd.
2013-9A ACOM, due 10/20/25[5,7]	301,370	332

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

		Face Amount~	Value
ASSET-BACKED SECURITIES†† - 33.6% (continued)
Collateralized Loan Obligations - 22.6% (continued)
Copper River CLO Ltd.
2007-1A INC, due 01/20/21[7,8]		500,000	$50
Total Collateralized Loan Obligations			886,704,706
Financial - 3.1%
Madison Avenue Secured Funding Trust
2023-1, 7.09% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/04/24◊,†††,5		18,250,000	18,250,000
2022-1, 7.00% (1 Month Term SOFR + 1.85%, Rate Floor: 0.00%) due 10/12/23◊,†††,5		16,550,000	16,550,000
Strategic Partners Fund VIII LP
7.74% (1 Month Term SOFR + 2.60%, Rate Floor: 0.00%) due 03/10/26◊,†††		22,064,343	21,966,500
7.71% (1 Month Term SOFR + 2.60%, Rate Floor: 0.00%) due 03/10/26◊,†††		3,942,786	3,925,302
Station Place Securitization Trust
2022-SP1, 7.00% (1 Month Term SOFR + 1.85%, Rate Floor: 0.00%) due 10/12/23◊,†††,5		16,550,000	16,550,000
KKR Core Holding Company LLC
4.00% due 08/12/31†††		17,807,991	15,507,724
HV Eight LLC
5.48% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 12/31/27◊,†††	EUR	12,400,000	13,533,979
Project Onyx
7.31% (3 Month Term SOFR + 2.40%, Rate Floor: 2.30%) due 01/26/27◊,†††		7,000,000	7,010,078
Ceamer Finance LLC
3.69% due 03/22/31†††		4,126,675	3,804,686
Lightning A
5.50% due 03/01/37†††		2,883,346	2,707,536
Thunderbird A
5.50% due 03/01/37†††		2,869,961	2,694,966
Aesf Vi Verdi, LP
2.15% (3 Month EURIBOR + 2.15%, Rate Floor: 2.15%) due 11/25/24◊,†††	EUR	103,023	112,451
Total Financial			122,613,222
Transport-Container - 2.1%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[5]		32,754,375	27,475,601
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[5]		9,190,667	7,747,378
2020-1A, 2.73% due 08/21/45[5]		3,980,707	3,613,624
2020-2A, 2.10% due 09/20/45[5]		3,675,191	3,222,425
CLI Funding VI LLC
2020-3A, 2.07% due 10/18/45[5]		13,110,000	11,376,614
2020-1A, 2.08% due 09/18/45[5]		1,433,500	1,241,034
TIF Funding II LLC
2021-1A, 1.65% due 02/20/46[5]		14,834,438	12,262,331
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[5]		14,239,732	12,133,222
CAL Funding IV Ltd.
2020-1A, 2.22% due 09/25/45[5]		2,873,437	2,501,543
Total Transport-Container			81,573,772
Net Lease - 1.9%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[5]		38,914,179	34,539,992
STORE Master Funding I LLC
2015-1A, 4.17% due 04/20/45[5]		10,263,083	9,635,512
Capital Automotive LLC
2017-1A, 4.18% due 04/15/47[5]		9,027,986	8,819,737
STORE Master Funding LLC
2021-1A, 2.86% due 06/20/51[5]		6,880,500	5,732,240
CF Hippolyta Issuer LLC
2021-1A, 1.98% due 03/15/61[5]		5,748,930	4,864,725
CMFT Net Lease Master Issuer LLC
2021-1, 2.91% due 07/20/51[5]		3,000,000	2,427,748
2021-1, 2.51% due 07/20/51[5]		2,500,000	2,021,823

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 33.6% (continued)
Net Lease - 1.9% (continued)
CARS-DB4, LP
2020-1A, 3.19% due 02/15/50[5]	3,959,167	$3,689,656
2020-1A, 3.25% due 02/15/50[5]	890,772	748,119
New Economy Assets Phase 1 Sponsor LLC
2021-1, 1.91% due 10/20/61[5]	2,500,000	2,129,267
Capital Automotive REIT
2020-1A, 3.48% due 02/15/50[5]	1,978,750	1,746,294
Total Net Lease		76,355,113
Transport-Aircraft - 1.4%
AASET Trust
2021-1A, 2.95% due 11/16/41[5]	13,675,279	11,781,390
2017-1A, 3.97% due 05/16/42[5]	1,739,570	1,450,836
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[5]	10,608,828	9,170,300
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[5]	7,078,947	5,886,640
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[5]	5,886,729	4,948,855
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[5]	5,938,692	4,909,041
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[5]	5,087,423	4,538,439
Castlelake Aircraft Structured Trust
2021-1A, 3.47% due 01/15/46[5]	4,507,517	4,119,871
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[5]	3,469,602	3,130,722
Falcon Aerospace Ltd.
2019-1, 3.60% due 09/15/39[5]	1,717,559	1,450,522
2017-1, 4.58% due 02/15/42[5]	772,924	728,284
Raspro Trust
2005-1A, 6.18% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24◊,5	1,969,886	1,952,224
Total Transport-Aircraft		54,067,124
Whole Business - 1.3%
Taco Bell Funding LLC
2021-1A, 1.95% due 08/25/51[5]	18,468,750	15,877,954
SERVPRO Master Issuer LLC
2021-1A, 2.39% due 04/25/51[5]	11,858,000	9,735,608
2019-1A, 3.88% due 10/25/49[5]	6,031,250	5,499,999
ServiceMaster Funding LLC
2020-1, 2.84% due 01/30/51[5]	8,814,879	7,301,073
Wingstop Funding LLC
2020-1A, 2.84% due 12/05/50[5]	7,742,100	6,683,600
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[5]	7,050,625	6,212,003
Domino's Pizza Master Issuer LLC
2019-1A, 3.67% due 10/25/49[5]	1,693,125	1,479,419
Total Whole Business		52,789,656
Collateralized Debt Obligations - 0.6%
Anchorage Credit Funding 4 Ltd.
2021-4A AR, 2.72% due 04/27/39[5]	24,650,000	21,813,113
Single Family Residence - 0.4%
FirstKey Homes Trust
2020-SFR2, 4.00% due 10/19/37[5]	5,050,000	4,620,510
2020-SFR2, 4.50% due 10/19/37[5]	4,900,000	4,510,652
2021-SFR1, 2.19% due 08/17/38[5]	4,000,000	3,434,831
2020-SFR2, 3.37% due 10/19/37[5]	3,200,000	2,900,755
Total Single Family Residence		15,466,748
Infrastructure - 0.2%
VB-S1 Issuer LLC - VBTEL
2022-1A, 4.29% due 02/15/52[5]	9,250,000	8,268,034
Total Asset-Backed Securities
(Cost $1,391,142,738)		1,319,651,488

CORPORATE BONDS†† - 32.5%
Financial - 15.8%
Athene Global Funding
5.72% (SOFR Compounded Index + 0.72%) due 01/07/25◊,5	30,000,000	29,255,304
1.99% due 08/19/28[5]	15,850,000	12,719,292
1.73% due 10/02/26[5]	14,700,000	12,670,836
F&G Global Funding
0.90% due 09/20/24[5]	42,100,000	39,146,835
1.75% due 06/30/26[5]	14,250,000	12,613,359

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 32.5% (continued)
Financial - 15.8% (continued)
Societe Generale S.A.
1.79% due 06/09/27[2,5]	28,000,000	$24,475,432
1.48% due 12/14/26[2,5]	10,500,000	9,239,615
3.88% due 03/28/24[5]	350,000	342,484
GA Global Funding Trust
1.95% due 09/15/28[5]	16,600,000	13,908,342
2.25% due 01/06/27[5]	15,000,000	13,281,791
1.63% due 01/15/26[5]	7,300,000	6,476,091
Macquarie Group Ltd.
1.63% due 09/23/27[2,5]	16,750,000	14,562,132
1.20% due 10/14/25[2,5]	13,550,000	12,705,269
Equitable Financial Life Global Funding
1.40% due 07/07/25[5]	15,000,000	13,645,934
1.80% due 03/08/28[5]	12,000,000	10,120,298
Cooperatieve Rabobank UA
1.34% due 06/24/26[2,5]	15,000,000	13,716,695
1.98% due 12/15/27[2,5]	10,000,000	8,735,706
Pershing Square Holdings Ltd.
3.25% due 10/01/31	25,600,000	19,465,728
Reliance Standard Life Global Funding II
2.75% due 05/07/25[5]	20,850,000	19,448,585
BNP Paribas S.A.
1.32% due 01/13/27[2,5]	21,350,000	18,932,760
2.22% due 06/09/26[2,5]	400,000	369,925
Citizens Bank North America/Providence RI
2.25% due 04/28/25	20,000,000	18,087,015
Credit Agricole S.A.
1.25% due 01/26/27[2,5]	17,950,000	15,898,341
1.91% due 06/16/26[2,5]	400,000	368,207
Bank of Nova Scotia
6.04% (SOFR Compounded Index + 0.96%) due 03/11/24◊	14,250,000	14,293,273
Ares Finance Company LLC
4.00% due 10/08/24[5]	14,617,000	14,014,149
Jackson National Life Global Funding
1.75% due 01/12/25[5]	15,000,000	13,920,477
FS KKR Capital Corp.
4.25% due 02/14/25[5]	7,600,000	7,155,978
2.63% due 01/15/27	7,400,000	6,308,028
JPMorgan Chase & Co.
1.47% due 09/22/27[2]	15,000,000	13,242,352
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[5]	10,800,000	9,558,000
3.88% due 03/01/31[5]	4,100,000	3,324,516
American Equity Investment Life Holding Co.
5.00% due 06/15/27	13,075,000	12,612,306
ABN AMRO Bank N.V.
1.54% due 06/16/27[2,5]	14,000,000	12,250,271
Deloitte LLP
4.35% due 11/17/23†††	7,300,000	7,230,160
3.46% due 05/07/27†††	4,500,000	4,107,391
Fidelity & Guaranty Life Holdings, Inc.
5.50% due 05/01/25[5]	11,450,000	11,133,322
CBS Studio Center
8.07% (30 Day Average SOFR + 3.00%, Rate Floor: 3.00%) due 01/09/24◊,†††	10,000,000	10,076,138
Iron Mountain, Inc.
4.88% due 09/15/27[5]	7,360,000	6,952,295
5.00% due 07/15/28[5]	3,085,000	2,858,497
Mitsubishi UFJ Financial Group, Inc.
5.72% due 02/20/26[2]	9,000,000	8,951,649
Essex Portfolio, LP
1.70% due 03/01/28	10,450,000	8,812,564
ING Groep N.V.
1.73% due 04/01/27[2]	9,800,000	8,727,512
Apollo Management Holdings, LP
4.40% due 05/27/26[5]	7,115,000	6,772,538
4.00% due 05/30/24[5]	1,846,000	1,804,570
BPCE S.A.
1.65% due 10/06/26[2,5]	9,500,000	8,519,191
OneMain Finance Corp.
3.50% due 01/15/27	7,050,000	6,048,477
6.13% due 03/15/24	1,500,000	1,494,883
7.13% due 03/15/26	50,000	49,125
Corebridge Global Funding
5.75% due 07/02/26[5]	7,250,000	7,227,832
Morgan Stanley
2.19% due 04/28/26[2]	7,000,000	6,570,955
3.77% due 01/24/29[2]	361,000	337,021
First American Financial Corp.
4.00% due 05/15/30	7,860,000	6,880,738
LPL Holdings, Inc.
4.00% due 03/15/29[5]	4,450,000	3,904,067
4.63% due 11/15/27[5]	2,000,000	1,875,384
SBA Communications Corp.
3.13% due 02/01/29	6,500,000	5,509,758
Belrose Funding Trust
2.33% due 08/15/30[5]	7,100,000	5,438,010
Starwood Property Trust, Inc.
3.75% due 12/31/24[5]	5,375,000	5,039,062
Brighthouse Financial Global Funding
5.78% (SOFR + 0.76%) due 04/12/24◊,5	5,050,000	5,008,516
SLM Corp.
3.13% due 11/02/26	5,786,000	5,004,890
Horace Mann Educators Corp.
4.50% due 12/01/25	4,420,000	4,216,265
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[5]	4,300,000	3,525,201

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 32.5% (continued)
Financial - 15.8% (continued)
Peachtree Corners Funding Trust
3.98% due 02/15/25[5]	3,450,000	$3,321,108
Fairfax Financial Holdings Ltd.
4.85% due 04/17/28	3,100,000	2,983,469
United Wholesale Mortgage LLC
5.50% due 11/15/25[5]	2,489,000	2,368,302
5.50% due 04/15/29[5]	275,000	235,812
Hunt Companies, Inc.
5.25% due 04/15/29[5]	3,250,000	2,580,600
Equitable Holdings, Inc.
4.35% due 04/20/28	1,700,000	1,590,939
Brookfield Finance, Inc.
3.90% due 01/25/28	1,400,000	1,296,197
CNO Financial Group, Inc.
5.25% due 05/30/25	1,200,000	1,178,681
Trinity Acquisition plc
4.40% due 03/15/26	881,000	848,756
Newmark Group, Inc.
6.13% due 11/15/23	775,000	767,250
Old Republic International Corp.
3.88% due 08/26/26	700,000	658,556
Equinix, Inc.
1.55% due 03/15/28	700,000	585,146
Greystar Real Estate Partners LLC
5.75% due 12/01/25[5]	350,000	341,781
Assurant, Inc.
4.90% due 03/27/28	350,000	333,466
Total Financial		620,031,400
Consumer, Non-cyclical - 4.8%
Triton Container International Ltd.
1.15% due 06/07/24[5]	26,000,000	24,656,203
0.80% due 08/01/23[5]	14,550,000	14,483,059
2.05% due 04/15/26[5]	1,800,000	1,571,274
Global Payments, Inc.
2.90% due 05/15/30	31,000,000	26,274,905
Baxter International, Inc.
1.92% due 02/01/27	15,500,000	13,767,319
GXO Logistics, Inc.
1.65% due 07/15/26	15,000,000	13,043,053
CoStar Group, Inc.
2.80% due 07/15/30[5]	15,280,000	12,602,976
Laboratory Corporation of America Holdings
1.55% due 06/01/26	13,700,000	12,237,074
Element Fleet Management Corp.
1.60% due 04/06/24[5]	10,250,000	9,883,804
PRA Health Sciences, Inc.
2.88% due 07/15/26[5]	10,280,000	9,307,858
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.38% due 08/31/27[5]	10,526,000	9,283,683
JBS USA LUX S.A. / JBS USA Food Company / JBS USA Finance, Inc.
5.13% due 02/01/28[5]	8,000,000	7,682,143
Block, Inc.
2.75% due 06/01/26	7,600,000	6,919,745
Spectrum Brands, Inc.
5.75% due 07/15/25	6,780,000	6,775,796
BAT Capital Corp.
4.70% due 04/02/27	4,220,000	4,085,907
3.56% due 08/15/27	2,000,000	1,839,122
US Foods, Inc.
6.25% due 04/15/25[5]	3,750,000	3,748,442
4.75% due 02/15/29[5]	1,011,000	925,620
Royalty Pharma plc
1.75% due 09/02/27	5,150,000	4,416,029
FAGE International S.A. / FAGE USA Dairy Industry, Inc.
5.63% due 08/15/26[5]	2,828,000	2,663,045
Molina Healthcare, Inc.
4.38% due 06/15/28[5]	1,115,000	1,027,864
Avantor Funding, Inc.
4.63% due 07/15/28[5]	1,050,000	973,269
Catalent Pharma Solutions, Inc.
3.13% due 02/15/29[5]	1,050,000	853,723
IQVIA, Inc.
5.00% due 05/15/27[5]	850,000	817,585
Smithfield Foods, Inc.
4.25% due 02/01/27[5]	350,000	322,540
Sabre GLBL, Inc.
7.38% due 09/01/25[5]	259,000	229,891
Performance Food Group, Inc.
5.50% due 10/15/27[5]	100,000	96,354
Total Consumer, Non-cyclical		190,488,283
Industrial - 3.7%
Boeing Co.
4.88% due 05/01/25	29,500,000	29,080,780
2.20% due 02/04/26	10,450,000	9,591,096
Berry Global, Inc.
1.57% due 01/15/26	11,750,000	10,595,389
4.88% due 07/15/26[5]	5,165,000	4,964,856
Sealed Air Corp.
1.57% due 10/15/26[5]	16,450,000	14,310,921
TD SYNNEX Corp.
1.25% due 08/09/24	14,400,000	13,620,247
Silgan Holdings, Inc.
1.40% due 04/01/26[5]	12,600,000	11,131,523
Ryder System, Inc.
3.35% due 09/01/25	10,600,000	10,061,451
Vontier Corp.
1.80% due 04/01/26	7,050,000	6,259,400
2.40% due 04/01/28	3,900,000	3,247,803

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 32.5% (continued)
Industrial - 3.7% (continued)
Graphic Packaging International LLC
1.51% due 04/15/26[5]	6,500,000	$5,792,266
Penske Truck Leasing Company LP / PTL Finance Corp.
4.45% due 01/29/26[5]	5,475,000	5,243,521
4.20% due 04/01/27[5]	500,000	468,027
Stericycle, Inc.
5.38% due 07/15/24[5]	3,925,000	3,874,275
IP Lending V Ltd.
5.13% due 04/02/26[5]	3,900,000	3,643,770
Jabil, Inc.
1.70% due 04/15/26	3,800,000	3,399,998
GATX Corp.
3.85% due 03/30/27	2,900,000	2,722,669
3.50% due 03/15/28	200,000	181,753
Standard Industries, Inc.
4.75% due 01/15/28[5]	2,671,000	2,487,333
Weir Group plc
2.20% due 05/13/26[5]	2,610,000	2,337,714
Mueller Water Products, Inc.
4.00% due 06/15/29[5]	1,229,000	1,090,477
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00% due 02/01/26[5]	800,000	757,534
JELD-WEN, Inc.
6.25% due 05/15/25[5]	535,000	539,681
Amsted Industries, Inc.
4.63% due 05/15/30[5]	350,000	312,190
5.63% due 07/01/27[5]	100,000	96,719
Summit Materials LLC / Summit Materials Finance Corp.
5.25% due 01/15/29[5]	275,000	259,812
6.50% due 03/15/27[5]	75,000	74,523
Enviri Corp.
5.75% due 07/31/27[5]	125,000	108,794
Total Industrial		146,254,522
Consumer, Cyclical - 2.7%
Warnermedia Holdings, Inc.
3.64% due 03/15/25	33,600,000	32,408,004
6.41% due 03/15/26	8,050,000	8,056,655
Hyatt Hotels Corp.
1.80% due 10/01/24	12,300,000	11,706,997
5.38% due 04/23/25	7,220,000	7,143,368
6.00% due 04/23/30	4,320,000	4,322,140
Alt-2 Structured Trust
2.95% due 05/14/31†††	10,284,959	9,115,004
Delta Air Lines Inc. / SkyMiles IP Ltd.
4.50% due 10/20/25[5]	8,334,000	8,152,231
Choice Hotels International, Inc.
3.70% due 01/15/31	7,350,000	6,212,043
Delta Air Lines, Inc.
7.00% due 05/01/25[5]	4,300,000	4,391,561
American Airlines Class AA Pass Through Trust
3.35% due 10/15/29	2,552,861	2,267,021
3.00% due 10/15/28	1,568,907	1,390,051
Newell Brands, Inc.
6.38% due 09/15/27	1,548,000	1,482,377
4.70% due 04/01/26	1,552,000	1,457,871
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[5]	2,680,000	2,686,691
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.88% due 03/01/27	2,300,000	2,222,203
Air Canada
3.88% due 08/15/26[5]	2,350,000	2,178,104
1011778 BC ULC / New Red Finance, Inc.
5.75% due 04/15/25[5]	700,000	698,944
Tempur Sealy International, Inc.
4.00% due 04/15/29[5]	375,000	324,636
Total Consumer, Cyclical		106,215,901
Technology - 2.3%
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26	22,350,000	20,067,618
3.25% due 02/15/29	810,000	694,035
NetApp, Inc.
2.38% due 06/22/27	17,800,000	16,142,425
Fidelity National Information Services, Inc.
1.65% due 03/01/28	11,000,000	9,282,555
4.70% due 07/15/27	5,000,000	4,864,710
Infor, Inc.
1.75% due 07/15/25[5]	13,800,000	12,600,056
1.45% due 07/15/23[5]	1,100,000	1,098,118
Qorvo, Inc.
1.75% due 12/15/24[5]	10,600,000	9,856,386
3.38% due 04/01/31[5]	1,200,000	967,424
4.38% due 10/15/29	963,000	869,782
Microchip Technology, Inc.
0.98% due 09/01/24	8,750,000	8,264,998
NCR Corp.
5.13% due 04/15/29[5]	2,850,000	2,522,993
Twilio, Inc.
3.63% due 03/15/29	994,000	845,646
MSCI, Inc.
3.88% due 02/15/31[5]	379,000	328,413
Total Technology		88,405,159
Basic Materials - 1.0%
Anglo American Capital plc
2.25% due 03/17/28[5]	14,000,000	12,031,024
4.00% due 09/11/27[5]	750,000	704,998
5.38% due 04/01/25[5]	600,000	589,341
Kaiser Aluminum Corp.
4.63% due 03/01/28[5]	9,643,000	8,433,382

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 32.5% (continued)
Basic Materials - 1.0% (continued)
Arconic Corp.
6.00% due 05/15/25[5]	7,811,000	$7,873,121
Valvoline, Inc.
3.63% due 06/15/31[5]	7,434,000	6,042,653
4.25% due 02/15/30[5]	125,000	122,737
Alcoa Nederland Holding BV
5.50% due 12/15/27[5]	3,675,000	3,554,172
Carpenter Technology Corp.
6.38% due 07/15/28	1,145,000	1,122,100
ArcelorMittal S.A.
4.55% due 03/11/26	400,000	389,787
Minerals Technologies, Inc.
5.00% due 07/01/28[5]	140,000	127,400
Total Basic Materials		40,990,715
Utilities - 1.0%
Alexander Funding Trust
1.84% due 11/15/23[5]	19,050,000	18,632,315
CenterPoint Energy, Inc.
5.73% (SOFR Compounded Index + 0.65%) due 05/13/24◊	10,400,000	10,389,254
Terraform Global Operating, LP
6.13% due 03/01/26[5]	6,170,000	6,008,038
AES Corp.
3.30% due 07/15/25[5]	4,250,000	4,013,437
Total Utilities		39,043,044
Communications - 0.9%
Rogers Communications, Inc.
2.95% due 03/15/25[5]	14,400,000	13,667,739
Level 3 Financing, Inc.
3.63% due 01/15/29[5]	5,070,000	3,040,753
4.25% due 07/01/28[5]	2,277,000	1,466,083
3.75% due 07/15/29[5]	2,150,000	1,295,110
Paramount Global
4.75% due 05/15/25	3,590,000	3,504,469
T-Mobile USA, Inc.
2.63% due 04/15/26	3,200,000	2,965,590
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80% due 04/01/31	3,250,000	2,615,146
Cogent Communications Group, Inc.
3.50% due 05/01/26[5]	2,680,000	2,485,700
Virgin Media Vendor Financing Notes IV DAC
5.00% due 07/15/28[5]	1,850,000	1,618,256
AMC Networks, Inc.
4.75% due 08/01/25	500,000	437,335
4.25% due 02/15/29	225,000	120,953
TripAdvisor, Inc.
7.00% due 07/15/25[5]	400,000	400,000
CSC Holdings LLC
4.13% due 12/01/30[5]	250,000	174,881
Match Group Holdings II LLC
4.63% due 06/01/28[5]	75,000	68,895
Sirius XM Radio, Inc.
3.88% due 09/01/31[5]	75,000	57,997
Total Communications		33,918,907
Energy - 0.3%
BP Capital Markets plc
4.88% [2,9]	7,500,000	6,817,500
Occidental Petroleum Corp.
5.50% due 12/01/25	5,000,000	4,936,350
Gulfstream Natural Gas System LLC
4.60% due 09/15/25[5]	400,000	384,332
Sabine Pass Liquefaction LLC
5.00% due 03/15/27	300,000	295,286
Parkland Corp.
5.88% due 07/15/27[5]	80,000	77,185
Total Energy		12,510,653
Total Corporate Bonds
(Cost $1,405,481,003)		1,277,858,584

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 22.7%
Residential Mortgage-Backed Securities - 15.0%
CSMC Trust
2021-RPL1, 1.67% (WAC) due 09/27/60◊,5	28,347,130	26,038,032
2021-RPL7, 1.93% (WAC) due 07/27/61◊,5	12,877,996	11,815,887
2020-RPL5, 3.02% (WAC) due 08/25/60◊,5	11,874,622	11,548,405
2021-RPL4, 1.80% (WAC) due 12/27/60◊,5	7,909,909	7,292,028
2018-RPL9, 3.85% (WAC) due 09/25/57◊,5	4,899,347	4,677,739
2020-NQM1, 1.41% due 05/25/65[5,10]	2,177,896	1,938,250
PRPM LLC
2021-5, 1.79% due 06/25/26[5,10]	21,654,769	19,650,243
2022-1, 3.72% due 02/25/27[5,10]	19,729,605	18,689,673
2021-8, 1.74% (WAC) due 09/25/26◊,5	9,874,995	9,076,643
2023-1, 6.88% (WAC) due 02/25/28◊,5	4,262,491	4,235,476
2021-RPL2, 2.49% (WAC) due 10/25/51◊,5	2,500,000	2,016,116
Legacy Mortgage Asset Trust
2021-GS3, 1.75% due 07/25/61[5,10]	21,617,900	20,222,125
2021-GS4, 1.65% due 11/25/60[5,10]	18,445,865	16,748,445
2021-GS2, 1.75% due 04/25/61[5,10]	7,876,333	7,284,266
2021-GS5, 2.25% due 07/25/67[5,10]	5,077,263	4,692,560

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 22.7% (continued)
Residential Mortgage-Backed Securities - 15.0% (continued)
BRAVO Residential Funding Trust
2021-C, 1.62% due 03/01/61[5,10]	21,890,441	$19,526,538
2022-R1, 3.13% due 01/29/70[5,10]	17,685,742	15,746,421
2021-HE2, 5.92% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 11/25/69◊,5	2,482,861	2,429,234
2021-HE2, 6.12% (30 Day Average SOFR + 1.05%, Rate Floor: 0.00%) due 11/25/69◊,5	2,279,946	2,235,563
2021-HE1, 6.02% (30 Day Average SOFR + 0.95%, Rate Floor: 0.00%) due 01/25/70◊,5	2,005,854	1,979,556
2021-HE1, 5.92% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 01/25/70◊,5	1,506,092	1,489,107
NYMT Loan Trust
2021-SP1, 1.67% due 08/25/61[5,10]	35,854,421	32,513,234
2022-SP1, 5.25% due 07/25/62[5,10]	9,902,710	9,499,186
OSAT Trust
2021-RPL1, 2.12% due 05/25/65[5,10]	41,914,619	39,060,192
NRZ Advance Receivables Trust
2020-T2, 1.48% due 09/15/53[5]	28,950,000	28,565,008
FKRT
2.21% due 11/30/58†††,8	25,700,000	25,293,917
Verus Securitization Trust
2021-4, 1.35% (WAC) due 07/25/66◊,5	6,458,968	4,985,842
2021-5, 1.37% (WAC) due 09/25/66◊,5	6,202,512	4,813,318
2020-5, 1.58% due 05/25/65[5,10]	4,809,456	4,325,460
2021-3, 1.44% (WAC) due 06/25/66◊,5	3,688,733	3,059,568
2021-6, 1.89% (WAC) due 10/25/66◊,5	2,912,168	2,361,196
2019-4, 2.64% due 11/25/59[5,10]	1,470,480	1,405,709
2020-1, 2.42% due 01/25/60[5,10]	780,710	729,079
LSTAR Securities Investment Ltd.
2023-1, 8.58% (SOFR + 3.50%, Rate Floor: 0.00%) due 01/01/28◊,5	11,280,730	11,187,852
2021-1, 7.97% (1 Month USD LIBOR + 2.80%, Rate Floor: 1.80%) due 02/01/26◊,8	6,973,310	6,889,156
Towd Point Revolving Trust
4.83% due 09/25/64[8]	18,500,000	17,926,500
New Residential Advance Receivables Trust Advance Receivables Backed Notes
2020-T1, 1.43% due 08/15/53[5]	15,750,000	15,624,569
Towd Point Mortgage Trust
2017-6, 2.75% (WAC) due 10/25/57◊,5	7,145,101	6,752,211
2018-2, 3.25% (WAC) due 03/25/58◊,5	3,792,728	3,607,674
2017-5, 5.75% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57◊,5	2,174,168	2,171,071
2018-1, 3.00% (WAC) due 01/25/58◊,5	481,846	457,304
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 5.78% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37◊	11,497,198	10,973,390
2006-BC4, 5.49% (1 Month USD LIBOR + 0.34%, Rate Floor: 0.34%) due 12/25/36◊	540,420	519,688
2007-BC1, 5.28% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 02/25/37◊	5,917	5,894
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,5	12,160,854	10,853,764
Home Equity Loan Trust
2007-FRE1, 5.34% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37◊	10,743,972	9,989,600
Soundview Home Loan Trust
2006-OPT5, 5.43% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 07/25/36◊	8,668,897	8,110,486
2005-OPT3, 5.86% (1 Month USD LIBOR + 0.71%, Rate Floor: 0.71%) due 11/25/35◊	1,317,141	1,273,581

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 22.7% (continued)
Residential Mortgage-Backed Securities - 15.0% (continued)
New Residential Mortgage Loan Trust
2018-2A, 3.50% (WAC) due 02/25/58◊,5	5,715,464	$5,251,067
2018-1A, 4.00% (WAC) due 12/25/57◊,5	1,781,269	1,671,169
2019-6A, 3.50% (WAC) due 09/25/59◊,5	1,392,855	1,266,091
2017-5A, 6.65% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 06/25/57◊,5	531,448	526,359
CFMT LLC
2021-HB5, 1.37% (WAC) due 02/25/31◊,5	6,950,000	6,489,339
2022-HB9, 3.25% (WAC) due 09/25/37◊,8	2,155,332	1,975,936
Citigroup Mortgage Loan Trust
2022-A, 6.17% due 09/25/62[5,10]	8,403,419	8,249,323
CSMC
2021-NQM8, 2.41% (WAC) due 10/25/66◊,5	8,185,618	6,580,269
NovaStar Mortgage Funding Trust Series
2007-2, 5.35% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	6,227,038	6,015,376
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68◊,8	4,970,263	4,794,863
2019-RM3, 2.80% (WAC) due 06/25/69◊,8	999,346	962,854
Alternative Loan Trust
2007-OA7, 5.43% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 05/25/47◊	4,455,568	3,811,661
2007-OH3, 5.73% (1 Month USD LIBOR + 0.58%, Rate Cap/Floor: 10.00%/0.58%) due 09/25/47◊	2,158,541	1,895,081
Morgan Stanley ABS Capital I Incorporated Trust
2007-HE3, 5.40% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 12/25/36◊	4,630,512	2,263,104
2007-HE3, 5.30% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 12/25/36◊	3,317,299	1,621,202
2007-HE5, 5.33% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 03/25/37◊	1,592,867	690,228
2006-NC1, 5.72% (1 Month USD LIBOR + 0.57%, Rate Floor: 0.57%) due 12/25/35◊	358,704	352,457
American Home Mortgage Investment Trust
2006-3, 5.51% (1 Month USD LIBOR + 0.36%, Rate Cap/Floor: 10.50%/0.36%) due 12/25/46◊	5,487,552	4,577,242
Credit Suisse Mortgage Capital Certificates
2021-RPL9, 2.44% (WAC) due 02/25/61◊,5	4,214,517	3,886,393
Banc of America Funding Trust
2015-R2, 5.41% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 04/29/37◊,5	3,694,036	3,620,505
SPS Servicer Advance Receivables Trust
2020-T2, 1.83% due 11/15/55[5]	3,750,000	3,359,649
HarborView Mortgage Loan Trust
2006-14, 5.46% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 01/25/47◊	1,974,708	1,780,224
2006-12, 5.54% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 01/19/38◊	1,602,573	1,476,629
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 5.43% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 11/25/36◊	3,283,861	3,174,369
Securitized Asset Backed Receivables LLC Trust
2007-HE1, 5.37% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 12/25/36◊	13,005,184	3,000,780

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 22.7% (continued)
Residential Mortgage-Backed Securities - 15.0% (continued)
Asset-Backed Securities Corporation Home Equity Loan Trust Series AEG
2006-HE1, 5.75% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 01/25/36◊	2,673,831	$2,556,388
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 5.89% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 10/25/35◊	2,628,397	2,552,663
Ellington Financial Mortgage Trust
2021-2, 1.29% (WAC) due 06/25/66◊,5	2,095,699	1,641,063
2020-2, 1.64% (WAC) due 10/25/65◊,5	981,721	872,656
IXIS Real Estate Capital Trust
2006-HE1, 5.75% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 03/25/36◊	4,772,583	2,428,758
OBX Trust
2022-NQM9, 6.45% due 09/25/62[5,10]	2,252,950	2,249,841
First NLC Trust
2005-4, 5.93% (1 Month USD LIBOR + 0.78%, Rate Cap/Floor: 14.00%/0.78%) due 02/25/36◊	2,279,911	2,193,520
Angel Oak Mortgage Trust
2021-6, 1.71% (WAC) due 09/25/66◊,5	2,676,591	2,086,404
GS Mortgage-Backed Securities Trust
2020-NQM1, 1.38% (WAC) due 09/27/60◊,5	2,155,033	1,942,985
Citigroup Mortgage Loan Trust, Inc.
2006-WF1, 5.01% due 03/25/36[10]	3,602,981	1,885,587
SG Residential Mortgage Trust
2022-1, 3.68% (WAC) due 03/27/62◊,5	1,891,412	1,650,199
Structured Asset Investment Loan Trust
2006-3, 5.30% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 06/25/36◊	1,466,836	1,404,663
2005-2, 5.89% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 03/25/35◊	46,038	45,704
Credit-Based Asset Servicing and Securitization LLC
2006-CB2, 5.53% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 12/25/36◊	1,434,459	1,341,560
Morgan Stanley IXIS Real Estate Capital Trust
2006-2, 5.30% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 11/25/36◊	3,812,884	1,318,154
Morgan Stanley Home Equity Loan Trust
2006-2, 5.71% (1 Month USD LIBOR + 0.56%, Rate Floor: 0.56%) due 02/25/36◊	1,341,267	1,314,632
GSAA Home Equity Trust
2006-3, 5.75% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 03/25/36◊	2,293,172	1,239,050
Lehman XS Trust Series
2006-16N, 5.53% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 11/25/46◊	1,266,353	1,095,565
CIT Mortgage Loan Trust
2007-1, 6.50% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37◊,5	946,334	943,710
Nationstar Home Equity Loan Trust
2007-B, 5.37% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 04/25/37◊	924,968	917,588
COLT Mortgage Loan Trust
2021-2, 2.38% (WAC) due 08/25/66◊,5	1,500,000	869,698
ACE Securities Corporation Home Equity Loan Trust Series
2005-HE2, 6.17% (1 Month USD LIBOR + 1.02%, Rate Floor: 1.02%) due 04/25/35◊	916,672	863,759
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60◊,5	865,625	815,797

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 22.7% (continued)
Residential Mortgage-Backed Securities - 15.0% (continued)
MFRA Trust
2021-INV1, 1.26% (WAC) due 01/25/56◊,5	925,645	$811,669
Park Place Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-WHQ3, 6.10% (1 Month USD LIBOR + 0.95%, Rate Floor: 0.95%) due 06/25/35◊	701,423	691,902
Morgan Stanley Capital I Incorporated Trust
2006-HE1, 5.73% (1 Month USD LIBOR + 0.58%, Rate Floor: 0.58%) due 01/25/36◊	685,623	653,317
Long Beach Mortgage Loan Trust
2006-8, 5.47% (1 Month USD LIBOR + 0.32%, Rate Floor: 0.32%) due 09/25/36◊	2,342,965	643,256
First Franklin Mortgage Loan Trust
2004-FF10, 6.43% (1 Month USD LIBOR + 1.28%, Rate Floor: 1.28%) due 07/25/34◊	413,957	395,872
Nomura Resecuritization Trust
2015-4R, 2.44% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 03/26/36◊,5	397,968	356,273
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50◊,5	318,779	290,262
FBR Securitization Trust
2005-2, 5.90% (1 Month USD LIBOR + 0.75%, Rate Cap/Floor: 14.00%/0.75%) due 09/25/35◊	150,337	149,912
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	70,657	69,617
Morgan Stanley Re-REMIC Trust
2010-R5, 2.67% due 06/26/36[5]	47,688	42,214
CSMC Series
2014-2R, 3.42% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/27/46◊,5	27,332	27,051
Total Residential Mortgage-Backed Securities		589,940,215
Government Agency - 5.4%
Freddie Mac
5.00% due 06/01/38	119,707,626	118,521,812
5.50% due 02/01/53	39,775,878	39,772,225
Fannie Mae
5.00% due 06/01/38	46,932,724	46,628,082
Freddie Mac Seasoned Credit Risk Transfer Trust
2.00% due 05/25/60	3,318,744	2,710,048
2.00% due 11/25/59	1,906,621	1,556,063
Fannie Mae-Aces
1.59% (WAC) due 03/25/35◊,6	6,032,039	624,407
Freddie Mac Multifamily Structured Pass-Through Certificates
0.58% (WAC) due 08/25/23◊,6	70,263,298	12,929
Total Government Agency		209,825,566
Commercial Mortgage-Backed Securities - 2.3%
BX Commercial Mortgage Trust
2021-VOLT, 6.84% (1 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 09/15/36◊,5	25,000,000	23,635,612
2022-LP2, 6.71% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 02/15/39◊,5	15,132,757	14,324,733
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 6.73% (1 Month USD LIBOR + 1.54%, Rate Floor: 1.54%) due 06/15/38◊,5	10,200,000	9,181,061
2016-JP2, 1.92% (WAC) due 08/15/49◊,6	30,575,547	1,244,581
MHP
2022-MHIL, 6.41% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 01/15/27◊,5	7,773,268	7,424,742

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 22.7% (continued)
Commercial Mortgage-Backed Securities - 2.3% (continued)
BXHPP Trust
2021-FILM, 6.29% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 08/15/36◊,5	8,250,000	$7,366,887
Life Mortgage Trust
2021-BMR, 6.66% (1 Month Term SOFR + 1.51%, Rate Floor: 1.40%) due 03/15/38◊,5	6,880,791	6,612,953
Extended Stay America Trust
2021-ESH, 6.89% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 07/15/38◊,5	3,815,237	3,712,292
KKR Industrial Portfolio Trust
2021-KDIP, 6.26% (1 Month Term SOFR + 1.11%, Rate Floor: 1.00%) due 12/15/37◊,5	2,662,500	2,575,529
Wells Fargo Commercial Mortgage Trust
2017-C38, 1.11% (WAC) due 07/15/50◊,6	22,351,270	634,948
2016-C37, 0.95% (WAC) due 12/15/49◊,6	26,514,570	515,878
2017-C42, 1.01% (WAC) due 12/15/50◊,6	14,351,090	442,369
2017-RB1, 1.35% (WAC) due 03/15/50◊,6	7,966,908	260,645
2015-LC22, 0.90% (WAC) due 09/15/58◊,6	18,551,613	245,983
2016-NXS5, 1.57% (WAC) due 01/15/59◊,6	4,586,450	132,840
JPMDB Commercial Mortgage Securities Trust
2016-C4, 0.88% (WAC) due 12/15/49◊,6	35,102,789	699,244
2018-C8, 0.83% (WAC) due 06/15/51◊,6	31,156,299	656,043
2016-C2, 1.63% (WAC) due 06/15/49◊,6	6,268,796	195,144
2017-C5, 1.04% (WAC) due 03/15/50◊,6	3,084,042	72,032
BENCHMARK Mortgage Trust
2018-B2, 0.60% (WAC) due 02/15/51◊,6	94,152,139	1,390,853
DBJPM Mortgage Trust
2017-C6, 1.05% (WAC) due 06/10/50◊,6	51,129,441	1,320,275
Bank of America Merrill Lynch Commercial Mortgage Trust
2017-BNK3, 1.16% (WAC) due 02/15/50◊,6	29,123,308	842,080
2016-UB10, 1.89% (WAC) due 07/15/49◊,6	10,187,747	363,082
COMM Mortgage Trust
2018-COR3, 0.57% (WAC) due 05/10/51◊,6	35,137,372	611,773
2015-CR24, 0.83% (WAC) due 08/10/48◊,6	51,833,018	586,206
UBS Commercial Mortgage Trust
2017-C2, 1.22% (WAC) due 08/15/50◊,6	22,122,795	754,100
2017-C5, 1.22% (WAC) due 11/15/50◊,6	10,834,075	317,099
CSAIL Commercial Mortgage Trust
2019-C15, 1.20% (WAC) due 03/15/52◊,6	19,315,382	765,455
2016-C6, 2.02% (WAC) due 01/15/49◊,6	6,031,351	235,542
Morgan Stanley Bank of America Merrill Lynch Trust
2017-C34, 0.91% (WAC) due 11/15/52◊,6	23,134,911	562,331
2015-C27, 1.01% (WAC) due 12/15/47◊,6	28,784,599	391,738
BBCMS Mortgage Trust
2018-C2, 0.92% (WAC) due 12/15/51◊,6	29,358,040	928,815
CD Mortgage Trust
2017-CD6, 1.02% (WAC) due 11/13/50◊,6	12,700,801	315,079
2016-CD1, 1.50% (WAC) due 08/10/49◊,6	5,730,303	173,080
CGMS Commercial Mortgage Trust
2017-B1, 0.87% (WAC) due 08/15/50◊,6	19,880,055	488,081
CD Commercial Mortgage Trust
2017-CD4, 1.38% (WAC) due 05/10/50◊,6	13,525,236	480,691
GS Mortgage Securities Trust
2017-GS6, 1.16% (WAC) due 05/10/50◊,6	11,062,304	350,650
Citigroup Commercial Mortgage Trust
2016-C2, 1.81% (WAC) due 08/10/49◊,6	5,991,818	226,713
2016-GC37, 1.82% (WAC) due 04/10/49◊,6	2,827,993	95,845
BANK
2017-BNK6, 0.91% (WAC) due 07/15/60◊,6	13,600,354	317,363

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~		Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 22.7% (continued)
Commercial Mortgage-Backed Securities - 2.3% (continued)
JPMBB Commercial Mortgage Securities Trust
2013-C17, 0.83% (WAC) due 01/15/47◊,6		18,012,759	$17,694
Total Commercial Mortgage-Backed Securities			91,468,061
Total Collateralized Mortgage Obligations
(Cost $949,945,608)			891,233,842

SENIOR FLOATING RATE INTERESTS††,◊ - 2.8%
Technology - 0.6%
RLDatix
9.53% (6 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 04/28/25†††		13,798,857	13,520,120
Dun & Bradstreet
8.33% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 01/18/29		8,492,500	8,460,653
8.43% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 02/06/26		696,021	696,195
MACOM Technology Solutions Holdings, Inc.
7.44% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/17/24		1,549,149	1,541,016
Upland Software, Inc.
8.95% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 08/06/26		537,840	503,106
Emerald TopCo, Inc. (Press Ganey)
8.72% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/24/26		191,704	186,001
Total Technology			24,907,091
Basic Materials - 0.5%
Trinseo Materials Operating S.C.A.
7.70% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 05/03/28		10,905,750	8,600,383
7.54% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 09/06/24		1,797,855	1,726,750
INEOS Ltd.
6.17% (1 Month EURIBOR + 2.75%, Rate Floor: 2.75%) due 01/29/26	EUR	8,100,000	8,507,122
Total Basic Materials			18,834,255
Industrial - 0.5%
Mileage Plus Holdings LLC
10.76% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27		7,564,400	7,849,654
Harsco Corporation
7.47% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 03/10/28		3,920,000	3,848,146
Ravago Holdings America, Inc.
8.00% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 03/04/28		1,955,000	1,917,523
TAMKO Building Products, Inc.
8.16% (6 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 05/29/26		1,754,430	1,739,079
CPM Holdings, Inc.
8.67% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 11/17/25		1,490,600	1,485,383
Cushman & Wakefield US Borrower LLC
8.45% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 01/31/30		725,328	701,755
7.97% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 08/21/25		575,039	569,288
Total Industrial			18,110,828
Consumer, Non-cyclical - 0.4%
Bombardier Recreational Products, Inc.
7.20% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 05/24/27		4,104,053	4,066,870
Women's Care Holdings, Inc.
9.65% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 01/17/28		4,560,195	4,012,971

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 2.8% (continued)
Consumer, Non-cyclical - 0.4% (continued)
Sigma Holding BV (Flora Food)
6.24% (6 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 07/02/25	EUR	3,700,000	$3,941,578
Hearthside Group Holdings LLC
9.58% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/23/25		2,046,429	1,788,067
DaVita, Inc.
6.97% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 08/12/26		687,844	677,100
Froneri US, Inc.
7.45% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 01/29/27		436,500	433,554
Pearl Intermediate Parent LLC
7.94% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 02/14/25		389,719	376,160
Outcomes Group Holdings, Inc.
8.69% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 10/24/25		381,720	371,891
EyeCare Partners LLC
9.25% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 02/18/27		487,500	357,206
Total Consumer, Non-cyclical			16,025,397
Consumer, Cyclical - 0.4%
Amaya Holdings BV
6.10% (3 Month EURIBOR + 2.50%, Rate Floor: 2.50%) due 07/21/26	EUR	4,500,000	4,868,615
Rent-A-Center, Inc.
8.56% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 02/17/28		2,115,373	2,112,729
Verisure Holding AB
6.80% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 03/27/28	EUR	1,570,000	1,651,653
Pacific Bells LLC
10.00% (3 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 11/10/28		1,568,579	1,534,761
New Trojan Parent, Inc.
8.46% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 01/06/28		2,695,000	1,478,881
Entain Holdings (Gibraltar) Ltd.
7.44% (6 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 03/29/27		1,470,000	1,463,267
Packers Holdings LLC
8.44% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/09/28		1,694,215	1,168,585
Samsonite IP Holdings SARL
6.90% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 04/25/25		175,967	175,858
Total Consumer, Cyclical			14,454,349
Communications - 0.3%
Playtika Holding Corp.
7.94% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 03/13/28		10,361,500	10,311,039
Zayo Group Holdings, Inc.
8.22% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/09/27		1,500,000	1,174,005
Altice US Finance I Corp.
7.44% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 01/15/26		454,902	435,000
Ziggo Financing Partnership
7.69% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 04/28/28		400,000	393,428
Virgin Media Bristol LLC
7.69% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 01/31/28		200,000	198,050
Total Communications			12,511,522
Energy - 0.1%
ITT Holdings LLC
7.97% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 07/10/28		2,898,375	2,868,174

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 2.8% (continued)
Energy - 0.1% (continued)
Venture Global Calcasieu Pass LLC
7.83% (1 Month Term SOFR + 2.63%, Rate Floor: 2.63%) due 08/19/26	459,861	$455,262
Total Energy		3,323,436
Financial - 0.0%
Jane Street Group LLC
7.97% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 01/26/28	1,945,757	1,939,511
Total Senior Floating Rate Interests
(Cost $118,283,740)		110,106,389

MUNICIPAL BONDS†† - 0.1%
California - 0.1%
California Public Finance Authority Revenue Bonds
1.55% due 10/15/26	3,145,000	2,728,727
Total Municipal Bonds
(Cost $3,145,000)		2,728,727

	Contracts/ Notional Value
OTC OPTIONS PURCHASED†† - 0.0%
Call Options on:
Interest Rate Options
Morgan Stanley Capital Services LLC 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD 120,100,000	199,969
Barclays Bank plc 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD 119,000,000	198,137
Bank of America, N.A. 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD 59,950,000	99,818
Morgan Stanley Capital Services LLC 10Y-2Y SOFR CMS CAP Expiring December 2023 with strike price of $0.10	USD 120,100,000	97,102
Barclays Bank plc 10Y-2Y SOFR CMS CAP Expiring December 2023 with strike price of $0.20	USD 120,000,000	97,021
Goldman Sachs International 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD 48,900,000	81,420
Bank of America, N.A. 10Y-2Y SOFR CMS CAP Expiring December 2023 with strike price of $0.20	USD 58,950,000	47,662
Goldman Sachs International 10Y-2Y SOFR CMS CAP Expiring December 2023 with strike price of $0.20	USD 48,900,000	39,536
Total Interest Rate Options		860,665
Total OTC Options Purchased
(Cost $2,968,935)		860,665

OTC CREDIT DEFAULT SWAPTIONS PURCHASED††,11 - 0.0%
Put Swaptions on:
Credit Swaptions
Barclays Bank plc 5-Year Credit Default Swap Expiring September 2023 with exercise rate of 0.90%	USD 103,700,000	59,501
Total Credit Swaptions		59,501
Total OTC Credit Default Swaptions Purchased
(Cost $156,587)		59,501
Total Investments - 99.7%
(Cost $4,191,767,957)		$3,919,092,977

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Contracts/ Notional Value	Value
OTC INTEREST RATE SWAPTIONS WRITTEN††,11 - (0.1)%
Put Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 5-Year Interest Rate Swap Expiring April 2026 with exercise rate of 3.60%	USD 72,070,000	$(990,322)
BNP Paribas 5-Year Interest Rate Swap Expiring July 2023 with exercise rate of 3.51%	USD 71,800,000	(1,264,784)
BNP Paribas 5-Year Interest Rate Swap Expiring July 2023 with exercise rate of 3.35%	USD 71,960,000	(1,764,071)
Total Interest Rate Swaptions		(4,019,177)
Total OTC Interest Rate Swaptions Written
(Premuims received $1,618,823)		(4,019,177)
Other Assets & Liabilities, net - 0.4%		14,371,926
Total Net Assets - 100.0%		$3,929,445,726

Centrally Cleared Credit Default Swap Agreements Protection Purchased††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date		Notional Amount~	Value	Upfront Premiums Paid (Received)	Unrealized Depreciation**
BofA Securities, Inc.	ICE	ITRAXX.EUR.38.V1	1.00%	Quarterly	12/20/27	EUR	24,500,000	$(350,421)	$(202,890)	$(147,531)
BofA Securities, Inc.	ICE	CDX.NA.HY.40.V1	5.00%	Quarterly	06/20/28		40,800,000	(1,139,558)	178,443	(1,318,001)
								$(1,489,979)	$(24,447)	$(1,465,532)

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.68%	Annually	06/29/25	$197,000,000	$526,713	$789	$525,924
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.79%	Annually	10/03/27	106,500,000	(1,056,851)	(35,404)	(1,021,447)
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.40%	Annually	04/04/28	52,000,000	(1,232,727)	507	(1,233,234)
								$(1,762,865)	$(34,108)	$(1,728,757)

Forward Foreign Currency Exchange Contracts††

Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Bank plc	EUR	Sell	105,000	114,752 USD	07/14/23	$92
Bank of America, N.A.	EUR	Sell	30,110,000	32,523,858 USD	07/14/23	(356,162)
						$(356,070)

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

OTC Interest Rate Swaptions Written[11]
Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Put
Morgan Stanley Capital Services LLC 5-Year Interest Rate Swap	Pay	SOFR	Annual	3.60%	04/23/26	3.60%	$72,070,000	$(990,322)
BNP Paribas 5-Year Interest Rate Swap	Pay	SOFR	Annual	3.51%	07/14/23	3.51%	71,800,000	(1,264,784)
BNP Paribas 5-Year Interest Rate Swap	Pay	SOFR	Annual	3.35%	07/07/23	3.35%	71,960,000	(1,764,071)
								$(4,019,177)

OTC Credit Default Swaptions Purchased11

Counterparty/Description	Index	Buy/Sell Protection	Payment Frequency	Protection Premium Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Put
Barclays Bank plc 5-Year Credit Default Swap	CDX.NA.IG.40.V1	Buy	Quarterly	1.00%	09/20/23	0.90%	$103,700,000	$59,501

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at June 30, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
1	Special Purpose Acquisition Company (SPAC).
2	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
3	Affiliated issuer.
4	Rate indicated is the 7-day yield as of June 30, 2023.
5	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $2,500,532,026 (cost $2,691,641,159), or 63.6% of total net assets.
6	Security is an interest-only strip.
7	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
8	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $57,843,276 (cost $59,128,461), or 1.5% of total net assets — See Note 6.
9	Perpetual maturity.
10	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2023. See table below for additional step information for each security.
11	Swaptions – See additional disclosure in the swaptions table above for more information on swaptions.

BofA — Bank of America

CDX.NA.HY.40.V1 — Credit Default Swap North American High Yield Series 40 Index Version 1

CDX.NA.IG.40.V1 — Credit Default Swap North American Investment Grade Series 40 Index Version 1

CME — Chicago Mercantile Exchange

CMS — Constant Maturity Swap

EUR — Euro

EURIBOR — European Interbank Offered Rate

ICE — Intercontinental Exchange

ITRAXX.EUR.38.V1 — iTraxx Europe Series 38 Index Version 1

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

REMIC — Real Estate Mortgage Investment Conduit

REIT — Real Estate Investment Trust

SARL —  Société à Responsabilité Limitée

SOFR — Secured Overnight Financing Rate

WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,493,623	$—	$—	$4,493,623
Preferred Stocks	—	19,929,291	—	19,929,291
Warrants	16,273	—	—	16,273
Mutual Funds	91,492,292	—	—	91,492,292
Money Market Funds	200,662,302	—	—	200,662,302
Asset-Backed Securities	—	1,188,482,650	131,168,838	1,319,651,488
Corporate Bonds	—	1,247,329,891	30,528,693	1,277,858,584
Collateralized Mortgage Obligations	—	865,939,925	25,293,917	891,233,842
Senior Floating Rate Interests	—	96,586,269	13,520,120	110,106,389
Municipal Bonds	—	2,728,727	—	2,728,727
Options Purchased	—	860,665	—	860,665
Credit Default Swaptions Purchased	—	59,501	—	59,501
Interest Rate Swap Agreements**	—	525,924	—	525,924
Forward Foreign Currency Exchange Contracts**	—	92	—	92
Total Assets	$296,664,490	$3,422,442,935	$200,511,568	$3,919,618,993

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swaptions Written	$—	$4,019,177	$—	$4,019,177
Credit Default Swap Agreements**	—	1,465,532	—	1,465,532
Interest Rate Swap Agreements**	—	2,254,681	—	2,254,681
Forward Foreign Currency Exchange Contracts**	—	356,162	—	356,162
Total Liabilities	$—	$8,095,552	$—	$8,095,552

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair value valuation of assets and liabilities within Level 3 of the fair value hierarchy:

Category	Ending Balance at June 30, 2023	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$106,684,943	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	24,483,895	Yield Analysis	Yield	6.2%-6.9%	6.5%
Collateralized Mortgage Obligations	25,293,917	Model Price	Market Comparable Yields	7.9%	—
Corporate Bonds	19,191,142	Yield Analysis	Yield	6.2%-6.7%	6.5%
Corporate Bonds	11,337,551	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Senior Floating Rate Interests	13,520,120	Yield Analysis	Yield	11.0%	—
Total Assets	$200,511,568

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield and market comparable yields would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2023, the Fund had securities with a total value of $33,100,000 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $5,577,963 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2023:

	Assets
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Total Assets
Beginning Balance	$138,990,860	$24,443,994	$39,180,570	$16,423,965	$219,039,389
Purchases/(Receipts)	44,921,700	—	—	137,988	45,059,688
(Sales, maturities and paydowns)/Fundings	(87,597,621)	—	(5,242,870)	(402,562)	(93,243,053)
Amortization of premiums/discounts	67,105	94	(107,267)	47,603	7,535
Total realized gains (losses) included in earnings	(2,621,353)	—	(503,065)	—	(3,124,418)
Total change in unrealized appreciation (depreciation) included in earnings	4,308,197	849,829	845,095	(752,731)	5,250,390
Transfers into Level 3	33,100,000	—	—	—	33,100,000
Transfers out of Level 3	(50)	—	(3,643,770)	(1,934,143)	(5,577,963)
Ending Balance	$131,168,838	$25,293,917	$30,528,693	$13,520,120	$200,511,568
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2023	$159,550	$849,829	$341,093	$(175,701)	$1,174,771

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/25	—	—
BRAVO Residential Funding Trust 2021-C, 1.62% due 03/01/61	4.62%	09/25/24	5.62%	09/25/25
Citigroup Mortgage Loan Trust 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
CSMC Trust 2020-NQM1, 1.41% due 05/25/65	2.41%	09/26/24	—	—
Legacy Mortgage Asset Trust 2021-GS3, 1.75% due 07/25/61	4.75%	05/25/24	5.75%	05/25/25
Legacy Mortgage Asset Trust 2021-GS4, 1.65% due 11/25/60	4.65%	08/25/24	5.65%	08/25/25
Legacy Mortgage Asset Trust 2021-GS5, 2.25% due 07/25/67	5.25%	11/25/24	6.25%	11/25/25
Legacy Mortgage Asset Trust 2021-GS2, 1.75% due 04/25/61	4.75%	04/25/24	5.75%	04/25/25
NYMT Loan Trust 2021-SP1, 1.67% due 08/25/61	4.67%	08/01/24	5.67%	08/01/25
NYMT Loan Trust 2022-SP1, 5.25% due 07/25/62	8.25%	07/01/25	9.25%	07/01/26
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26	—	—
OSAT Trust 2021-RPL1, 2.12% due 05/25/65	5.12%	06/25/24	6.12%	06/25/25
PRPM LLC 2022-1, 3.72% due 02/25/27	6.72%	02/25/25	7.72%	02/25/26
PRPM LLC 2021-5, 1.79% due 06/25/26	4.79%	06/25/24	5.79%	06/25/25
Verus Securitization Trust 2020-1, 2.42% due 01/25/60	3.42%	01/26/24	—	—
Verus Securitization Trust 2019-4, 2.64% due 11/25/59	3.64%	10/26/23	—	—
Verus Securitization Trust 2020-5, 1.58% due 05/25/65	2.58%	10/26/24	—	—

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/23	Shares 06/30/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$29,251,332	$1,136,885	$–	$–	$308,295	$30,696,512	1,267,403	$1,131,978
Guggenheim Strategy Fund III	29,345,878	1,152,746	–	–	284,382	30,783,006	1,269,402	1,149,572
Guggenheim Ultra Short Duration Fund — Institutional Class	28,551,935	1,040,290	–	–	420,549	30,012,774	3,084,561	1,035,993
	$87,149,145	$3,329,921	$–	$–	$1,013,226	$91,492,292		$3,317,543

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 0.9%
Financial - 0.7%
Aequi Acquisition Corp. — Class A*,1,2	999,157	$10,241,359
AfterNext HealthTech Acquisition Corp. — Class A*,1	895,600	9,278,416
Conyers Park III Acquisition Corp. — Class A*,1	832,100	8,495,741
Waverley Capital Acquisition Corp. 1 — Class A*,1	786,700	8,158,079
Blue Whale Acquisition Corp. I — Class A*,1	477,700	4,848,655
Pershing Square Tontine Holdings, Ltd. — Class A*,†††,1	6,864,930	687
Tensor Ltd.*,††	1,173,803	117
Total Financial		41,023,054
Utilities - 0.1%
Texgen Power LLC*,††	180,169	4,774,479
Consumer, Cyclical - 0.1%
ATD New Holdings, Inc.*,††	42,478	1,964,607
Industrial - 0.0%
Schur Flexibles GesmbH*,††	1,661	611,258
BP Holdco LLC*,†††,2	37,539	48,218
Vector Phoenix Holdings, LP*,†††	37,539	8,970
YAK BLOCKER 2 LLC*,†††	74,424	744
YAK BLOCKER 2 LLC*,†††	68,788	688
Targus, Inc.*,†††	12,773	377
Targus, Inc.*,†††	12,773	377
Targus, Inc.*,†††	12,773	307
API Heat Transfer Parent LLC*,†††	1,763,707	176
Targus, Inc.*,†††	12,773	127
Targus, Inc.*,†††	12,773	1
Total Industrial		671,243
Communications - 0.0%
Vacasa, Inc. — Class A*	503,817	341,840
Technology - 0.0%
Qlik Technologies, Inc. - Class A*,†††	177	285,961
Qlik Technologies, Inc. - Class B*,†††	43,738	4
Total Technology		285,965
Consumer, Non-cyclical - 0.0%
Cengage Learning Holdings II, Inc.*,††	21,660	238,260
Save-A-Lot*,††	22,703	5,857
Total Consumer, Non-cyclical		244,117
Financials - 0.0%
Checkers Holdings, Inc.*,††	69,881	69,881
Energy - 0.0%
Permian Production Partners LLC*,†††	573,522	29,470
Total Common Stocks
(Cost $47,460,846)		49,404,656

PREFERRED STOCKS†† - 5.4%
Financial - 4.5%
Citigroup, Inc.
3.88%	30,600,000	25,627,500
4.00%	13,100,000	11,184,125
7.38%	1,400,000	1,389,718
Wells Fargo & Co.
3.90%	25,750,000	22,670,300
4.70%	836,225	15,419,989
Equitable Holdings, Inc.
4.95%	24,550,000	22,799,607
4.30%	373,329	6,018,063
Markel Group, Inc.
6.00%	29,262,000	28,237,088
Kuvare US Holdings, Inc.
7.00% due 02/17/51[3]	19,150,000	19,533,000
Bank of America Corp.
4.38%	13,850,000	11,810,587
6.13%	5,800,000	5,667,470
Goldman Sachs Group, Inc.
4.13%	20,500,000	17,137,180
Bank of New York Mellon Corp.
3.75%	20,550,000	16,876,687
Charles Schwab Corp.
4.00%	18,700,000	13,646,324
MetLife, Inc.
3.85%	12,200,000	11,272,556
Reinsurance Group of America, Inc.
7.13% due 10/15/52	300,400	7,648,184
Jackson Financial, Inc.
8.00%	284,000	7,082,960
CNO Financial Group, Inc.
5.13% due 11/25/60	324,000	5,184,000
Assurant, Inc.
5.25% due 01/15/61	258,000	4,865,880
Selective Insurance Group, Inc.
4.60%	246,000	4,027,020
PartnerRe Ltd.
4.88%	136,804	2,602,012
American Financial Group, Inc.
4.50% due 09/15/60	102,982	1,861,915
First Republic Bank
4.25%	803,675	9,564
4.50%	238,300	3,098
B Riley Financial, Inc.
6.75% due 05/31/24	401	9,905
Total Financial		262,584,732
Communications - 0.5%
AT&T Mobility II LLC *	27,000	27,070,307
Government - 0.4%
CoBank ACB
4.25%	20,000,000	16,000,000
Farmer Mac
5.75%	378,000	8,656,238
Total Government		24,656,238
Industrial - 0.0%
YAK BLOCKER 2 LLC *,†††	4,088,802	964,986

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
PREFERRED STOCKS†† - 5.4% (continued)
Industrial - 0.0% (continued)
API Heat Transfer Intermediate *,†††	218	$546
Total Industrial		965,532
Total Preferred Stocks
(Cost $399,115,892)		315,276,809

WARRANTS† - 0.0%
Ginkgo Bioworks Holdings, Inc.
Expiring 08/01/26*	128,004	33,563
AfterNext HealthTech Acquisition Corp. — Class A
Expiring 07/09/23*,1	298,533	25,853
Acropolis Infrastructure Acquisition Corp. — Class A
Expiring 03/31/26*,1	192,759	16,770
Conyers Park III Acquisition Corp. — Class A
Expiring 08/12/28*,1	277,366	13,868
Blue Whale Acquisition Corp. I — Class A
Expiring 07/09/23*,1	119,424	9,601
Waverley Capital Acquisition Corp. 1 — Class A
Expiring 04/30/27*,1	262,232	9,282
Aequi Acquisition Corp. — Class A
Expiring 11/30/27*,1	333,052	8,360
Pershing Square Tontine Holdings, Ltd. — Class A
Expiring 07/24/25*,†††,1	762,770	76
Total Warrants
(Cost $3,214,286)		117,373

EXCHANGE-TRADED FUNDS† - 0.7%
VanEck Gold Miners ETF	1,430,590	43,075,065
Total Exchange-Traded Funds
(Cost $54,624,676)		43,075,065

MUTUAL FUNDS† - 4.8%
Guggenheim Limited Duration Fund — R6-Class[2]	5,150,544	121,655,846
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	4,946,187	48,126,397
Guggenheim Strategy Fund III[2]	1,353,071	32,811,971
Guggenheim Risk Managed Real Estate Fund — Institutional Class[2]	1,051,665	31,844,412
Guggenheim Alpha Opportunity Fund — Institutional Class[2]	1,017,008	28,049,077
Guggenheim Strategy Fund II2	780,593	18,905,970
Total Mutual Funds
(Cost $289,125,593)		281,393,673

MONEY MARKET FUNDS† - 9.6%
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 5.00%[4]	529,624,987	529,624,987
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 5.00%[4]	22,847,317	22,847,317
Western Asset Institutional U.S. Treasury Reserves — Institutional Shares, 5.01%[4]	11,899,455	11,899,454
Total Money Market Funds
(Cost $564,371,758)		564,371,758

	Face Amount~
CORPORATE BONDS†† - 29.7%
Financial - 9.8%
Pershing Square Holdings Ltd.
3.25% due 10/01/31	33,500,000	25,472,730
3.25% due 11/15/30[3]	15,100,000	11,687,702
NFP Corp.
6.88% due 08/15/28[3]	28,700,000	24,912,183
7.50% due 10/01/30[3]	4,150,000	4,018,052
4.88% due 08/15/28[3]	3,950,000	3,528,084
Wilton RE Ltd.
6.00%[3,5,6]	31,350,000	27,987,399
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.00% due 01/15/31	22,640,000	19,573,645
5.30% due 01/15/29	6,950,000	6,617,467
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[3]	21,650,000	17,555,065
2.88% due 10/15/26[3]	8,750,000	7,743,750
Liberty Mutual Group, Inc.
4.30% due 02/01/61[3]	36,940,000	23,237,572
Iron Mountain, Inc.
5.63% due 07/15/32[3]	25,025,000	22,386,855
4.50% due 02/15/31[3]	925,000	794,786
CBS Studio Center
8.07% (30 Day Average SOFR + 3.00%, Rate Floor: 3.00%) due 01/09/24◊,†††	22,000,000	22,167,503
Host Hotels & Resorts, LP
3.50% due 09/15/30	24,000,000	20,330,584
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[3]	23,000,000	18,855,724
FS KKR Capital Corp.
3.25% due 07/15/27	21,000,000	18,006,674
United Wholesale Mortgage LLC
5.50% due 11/15/25[3]	8,085,000	7,692,937
5.50% due 04/15/29[3]	7,150,000	6,131,125
5.75% due 06/15/27[3]	4,550,000	4,153,968
Mitsubishi UFJ Financial Group, Inc.
5.42% due 02/22/29[6]	18,050,000	17,954,345
LPL Holdings, Inc.
4.00% due 03/15/29[3]	14,788,000	12,973,785
4.38% due 05/15/31[3]	5,500,000	4,751,819
JPMorgan Chase & Co.
5.72% due 09/14/33[6]	16,800,000	17,043,486
Starwood Property Trust, Inc.
4.38% due 01/15/27[3]	19,000,000	16,363,750

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

		Face Amount~	Value
CORPORATE BONDS†† - 29.7% (continued)
Financial - 9.8% (continued)
Nationwide Mutual Insurance Co.
4.35% due 04/30/50[3]		21,150,000	$16,046,327
Global Atlantic Finance Co.
4.70% due 10/15/51[3,6]		22,350,000	15,841,706
Hampton Roads PPV LLC
6.62% due 06/15/53[3]		16,560,000	14,597,499
Sherwood Financing plc
4.50% due 11/15/26[3]	EUR	13,600,000	12,669,286
Lloyds Banking Group plc
5.87% due 03/06/29[6]		12,100,000	11,997,781
Kennedy-Wilson, Inc.
5.00% due 03/01/31		14,669,000	10,978,353
4.75% due 02/01/30		250,000	188,541
4.75% due 03/01/29		25,000	19,766
Hunt Companies, Inc.
5.25% due 04/15/29[3]		13,700,000	10,878,224
Corebridge Financial, Inc.
6.88% due 12/15/52[6]		10,750,000	10,303,767
First American Financial Corp.
4.00% due 05/15/30		11,760,000	10,294,845
Mizuho Financial Group, Inc.
5.67% due 05/27/29[6]		9,850,000	9,827,737
Home Point Capital, Inc.
5.00% due 02/01/26[3]		9,810,000	8,795,492
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[3]		11,550,000	8,362,996
Jane Street Group / JSG Finance, Inc.
4.50% due 11/15/29[3]		9,650,000	8,303,520
OneMain Finance Corp.
4.00% due 09/15/30		7,250,000	5,582,500
9.00% due 01/15/29		2,200,000	2,218,590
QBE Insurance Group Ltd.
5.88%[3,5,6]		7,550,000	7,185,390
SLM Corp.
3.13% due 11/02/26		7,714,000	6,672,610
Toronto-Dominion Bank
8.13% due 10/31/82[6]		6,300,000	6,400,044
PartnerRe Finance B LLC
4.50% due 10/01/50[6]		6,460,000	5,394,100
Bank of Nova Scotia
8.63% due 10/27/82[6]		4,650,000	4,844,915
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[3]		5,303,000	4,799,215
American Equity Investment Life Holding Co.
5.00% due 06/15/27		4,813,000	4,642,679
Accident Fund Insurance Company of America
8.50% due 08/01/32[3]		3,000,000	3,072,908
SBA Communications Corp.
3.13% due 02/01/29		3,100,000	2,627,731
Prudential Financial, Inc.
5.13% due 03/01/52[6]		2,750,000	2,482,893
Jones Deslauriers Insurance Management, Inc.
10.50% due 12/15/30[3]		1,700,000	1,705,233
Atlas Mara Ltd.
due 12/31/21†††,7,8		4,642,499	1,559,880
Iron Mountain Information Management Services, Inc.
5.00% due 07/15/32[3]		1,726,000	1,489,927
Total Financial			571,725,445
Communications - 4.4%
British Telecommunications plc
4.88% due 11/23/81[3,6]		28,200,000	22,921,889
4.25% due 11/23/81[3,6]		5,250,000	4,620,348
McGraw-Hill Education, Inc.
8.00% due 08/01/29[3]		22,634,000	19,318,345
5.75% due 08/01/28[3]		4,600,000	3,985,854
Level 3 Financing, Inc.
4.25% due 07/01/28[3]		19,794,000	12,744,680
3.75% due 07/15/29[3]		7,600,000	4,578,064
3.88% due 11/15/29[3]		2,600,000	2,068,863
Altice France S.A.
5.13% due 07/15/29[3]		13,250,000	9,405,822
5.50% due 10/15/29[3]		11,760,000	8,410,073
Virgin Media Finance plc
5.00% due 07/15/30[3]		21,400,000	17,036,433
UPC Broadband Finco BV
4.88% due 07/15/31[3]		20,200,000	16,626,418
CSC Holdings LLC
4.13% due 12/01/30[3]		20,672,000	14,460,600
4.63% due 12/01/30[3]		2,715,000	1,208,004
LCPR Senior Secured Financing DAC
5.13% due 07/15/29[3]		16,250,000	13,654,654
Vodafone Group plc
5.13% due 06/04/81[6]		16,875,000	12,249,900
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 06/01/33[3]		14,265,000	11,202,093
Cable One, Inc.
4.00% due 11/15/30[3]		12,575,000	9,824,219
Rogers Communications, Inc.
4.55% due 03/15/52[3]		9,800,000	7,881,386
Paramount Global
4.95% due 05/19/50		10,340,000	7,760,893
Sirius XM Radio, Inc.
4.13% due 07/01/30[3]		8,900,000	7,267,336
Match Group Holdings II LLC
4.63% due 06/01/28[3]		7,700,000	7,073,220
Virgin Media Secured Finance plc
4.50% due 08/15/30[3]		7,950,000	6,664,647
Telenet Finance Luxembourg Notes SARL
5.50% due 03/01/28		7,000,000	6,419,000
VZ Secured Financing BV
5.00% due 01/15/32[3]		6,830,000	5,500,653
AMC Networks, Inc.
4.25% due 02/15/29		10,200,000	5,483,189

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

		Face Amount~	Value
CORPORATE BONDS†† - 29.7% (continued)
Communications - 4.4% (continued)
Cogent Communications Group, Inc.
7.00% due 06/15/27[3]		3,750,000	$3,628,125
Virgin Media Vendor Financing Notes IV DAC
5.00% due 07/15/28[3]		3,650,000	3,192,775
Radiate Holdco LLC / Radiate Finance, Inc.
4.50% due 09/15/26[3]		3,518,000	2,804,780
Charter Communications Operating LLC / Charter Communications Operating Capital
3.90% due 06/01/52		3,500,000	2,290,276
TripAdvisor, Inc.
7.00% due 07/15/25[3]		1,800,000	1,799,998
Ziggo BV
4.88% due 01/15/30[3]		1,685,000	1,398,431
Zayo Group Holdings, Inc.
4.00% due 03/01/27[3]		700,000	494,378
Cengage Learning, Inc.
9.50% due 06/15/24[3]		241,000	241,615
Total Communications			254,216,961
Consumer, Cyclical - 3.1%
Hilton Domestic Operating Company, Inc.
4.00% due 05/01/31[3]		15,900,000	13,808,848
3.63% due 02/15/32[3]		4,150,000	3,460,007
5.75% due 05/01/28[3]		525,000	516,974
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[3]		15,760,000	15,799,348
JB Poindexter & Company, Inc.
7.13% due 04/15/26[3]		11,875,000	11,610,544
Delta Air Lines, Inc.
7.00% due 05/01/25[3]		10,536,000	10,760,345
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.00% due 06/01/31[3]		11,350,000	9,501,645
5.88% due 03/01/27		660,000	637,676
Evergreen Acqco 1 Limited Partnership / TVI, Inc.
9.75% due 04/26/28[3]		8,750,000	9,048,637
1011778 BC ULC / New Red Finance, Inc.
4.00% due 10/15/30[3]		9,333,000	7,987,486
Warnermedia Holdings, Inc.
6.41% due 03/15/26		7,200,000	7,205,953
British Airways Class A Pass Through Trust
4.25% due 11/15/32[3]		7,569,512	6,898,055
Hyatt Hotels Corp.
6.00% due 04/23/30		6,530,000	6,533,234
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
5.75% due 01/20/26[3]		6,645,000	6,289,744
Hanesbrands, Inc.
9.00% due 02/15/31[3]		6,100,000	6,147,983
Papa John's International, Inc.
3.88% due 09/15/29[3]		7,025,000	5,946,663
Penn Entertainment, Inc.
4.13% due 07/01/29[3]		6,975,000	5,724,383
American Airlines Class AA Pass Through Trust
3.58% due 01/15/28		2,249,398	2,083,016
3.35% due 10/15/29		1,167,022	1,036,353
3.65% due 02/15/29		1,052,220	968,327
3.15% due 02/15/32		1,004,743	874,643
Boyne USA, Inc.
4.75% due 05/15/29[3]		5,484,000	4,941,953
Superior Plus Limited Partnership / Superior General Partner, Inc.
4.50% due 03/15/29[3]		4,800,000	4,207,776
Asbury Automotive Group, Inc.
4.63% due 11/15/29[3]		4,472,000	3,969,452
Beacon Roofing Supply, Inc.
4.13% due 05/15/29[3]		4,117,000	3,643,545
Allwyn Entertainment Financing UK plc
7.88% due 04/30/29[3]		3,450,000	3,489,709
Station Casinos LLC
4.63% due 12/01/31[3]		3,800,000	3,201,500
Scientific Games Holdings Limited Partnership/Scientific Games US FinCo, Inc.
6.63% due 03/01/30[3]		3,500,000	3,080,000
Ritchie Bros Holdings, Inc.
6.75% due 03/15/28[3]		2,950,000	2,973,362
Six Flags Theme Parks, Inc.
7.00% due 07/01/25[3]		2,757,000	2,770,777
PetSmart, Inc. / PetSmart Finance Corp.
4.75% due 02/15/28[3]		2,800,000	2,587,521
Michaels Companies, Inc.
5.25% due 05/01/28[3]		3,114,000	2,515,925
Air Canada Class A Pass Through Trust
5.25% due 04/01/29[3]		2,561,246	2,481,710
Air Canada
4.63% due 08/15/29[3]	CAD	3,550,000	2,411,656
United Airlines, Inc.
4.63% due 04/15/29[3]		1,700,000	1,548,985
Aramark Services, Inc.
6.38% due 05/01/25[3]		1,200,000	1,198,893
United Airlines Class AA Pass Through Trust
4.15% due 08/25/31		975,108	893,213

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

		Face Amount~	Value
CORPORATE BONDS†† - 29.7% (continued)
Consumer, Cyclical - 3.1% (continued)
CD&R Smokey Buyer, Inc.
6.75% due 07/15/25[3]		950,000	$879,403
Wyndham Hotels & Resorts, Inc.
4.38% due 08/15/28[3]		700,000	639,240
Total Consumer, Cyclical			180,274,484
Energy - 3.0%
BP Capital Markets plc
4.88% [5,6]		39,360,000	35,778,240
ITT Holdings LLC
6.50% due 08/01/29[3]		38,952,000	32,816,281
Targa Resources Partners Limited Partnership / Targa Resources Partners Finance Corp.
6.88% due 01/15/29		12,632,000	12,884,387
4.88% due 02/01/31		5,000,000	4,620,700
Parkland Corp.
4.63% due 05/01/30[3]		20,000,000	17,341,100
Midwest Connector Capital Company LLC
4.63% due 04/01/29[3]		18,763,000	17,144,791
Occidental Petroleum Corp.
7.95% due 06/15/39		12,735,000	14,428,416
4.50% due 07/15/44		2,850,000	2,173,125
NuStar Logistics, LP
6.38% due 10/01/30		14,506,000	13,839,325
5.63% due 04/28/27		450,000	432,405
Global Partners Limited Partnership / GLP Finance Corp.
6.88% due 01/15/29		7,750,000	7,197,812
7.00% due 08/01/27		2,200,000	2,134,728
Kinetik Holdings, LP
5.88% due 06/15/30[3]		6,100,000	5,797,989
DT Midstream, Inc.
4.13% due 06/15/29[3]		5,250,000	4,607,270
TransCanada PipeLines Ltd.
6.20% due 03/09/26		3,300,000	3,302,299
Holly Energy Partners Limited Partnership / Holly Energy Finance Corp.
6.38% due 04/15/27[3]		2,689,000	2,656,258
TransMontaigne Partners Limited Partnership / TLP Finance Corp.
6.13% due 02/15/26		700,000	605,267
Basic Energy Services, Inc.
due 10/15/23[7]		1,438,000	7,190
Total Energy			177,767,583
Industrial - 3.0%
IP Lending I LLC
4.00% due 09/08/25[3]		15,347,531	14,165,771
XPO, Inc.
6.25% due 06/01/28[3]		13,945,000	13,711,103
New Enterprise Stone & Lime Company, Inc.
5.25% due 07/15/28[3]		9,081,000	8,263,985
9.75% due 07/15/28[3]		5,350,000	5,161,038
Great Lakes Dredge & Dock Corp.
5.25% due 06/01/29[3]		15,785,000	13,184,112
Artera Services LLC
9.03% due 12/04/25[3]		14,385,000	12,586,875
Boeing Co.
5.81% due 05/01/50		12,010,000	11,966,174
Standard Industries, Inc.
4.38% due 07/15/30[3]		6,200,000	5,369,802
3.38% due 01/15/31[3]		6,552,000	5,274,643
Flowserve Corp.
3.50% due 10/01/30		10,270,000	8,763,308
Arcosa, Inc.
4.38% due 04/15/29[3]		9,400,000	8,422,423
Dyal Capital Partners IV
3.65% due 02/22/41†††		10,950,000	8,339,624
GrafTech Finance, Inc.
4.63% due 12/15/28[3]		10,000,000	8,125,223
TransDigm, Inc.
6.75% due 08/15/28[3]		7,000,000	7,026,530
Pactiv Evergreen Group Issuer Incorporated/Pactiv Evergreen Group Issuer LLC
4.00% due 10/15/27[3]		7,943,000	7,022,614
GrafTech Global Enterprises, Inc.
9.88% due 12/15/28[3]		6,520,000	6,471,100
Atkore, Inc.
4.25% due 06/01/31[3]		6,875,000	5,946,876
Deuce FinCo plc
5.50% due 06/15/27[3]	GBP	5,350,000	5,758,277
TopBuild Corp.
3.63% due 03/15/29[3]		5,550,000	4,829,533
SCIL IV LLC / SCIL USA Holdings LLC
9.50% due 07/15/28	EUR	3,500,000	3,820,127
Enviri Corp.
5.75% due 07/31/27[3]		4,075,000	3,546,676
Adevinta ASA
3.00% due 11/15/27	EUR	3,433,000	3,476,540
TK Elevator US Newco, Inc.
5.25% due 07/15/27[3]		3,000,000	2,771,618
Clearwater Paper Corp.
4.75% due 08/15/28[3]		1,890,000	1,663,502
Builders FirstSource, Inc.
6.38% due 06/15/32[3]		800,000	794,801
Waste Pro USA, Inc.
5.50% due 02/15/26[3]		600,000	556,199
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00% due 02/01/26[3]		525,000	497,132
JELD-WEN, Inc.
6.25% due 05/15/25[3]		100,000	100,875
Total Industrial			177,616,481
Consumer, Non-cyclical - 2.7%
Medline Borrower, LP
5.25% due 10/01/29[3]		7,200,000	6,247,433
3.88% due 04/01/29[3]		6,596,000	5,732,341

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

		Face Amount~	Value
CORPORATE BONDS†† - 29.7% (continued)
Consumer, Non-cyclical - 2.7% (continued)
DaVita, Inc.
4.63% due 06/01/30[3]		8,678,000	$7,449,871
3.75% due 02/15/31[3]		4,892,000	3,911,312
US Foods, Inc.
4.75% due 02/15/29[3]		6,550,000	5,996,848
6.25% due 04/15/25[3]		3,542,000	3,540,529
Bausch Health Companies, Inc.
4.88% due 06/01/28[3]		15,600,000	9,285,120
JBS USA LUX S.A. / JBS USA Food Company / JBS USA Finance, Inc.
4.38% due 02/02/52[3]		6,500,000	4,559,034
3.75% due 12/01/31[3]		3,400,000	2,788,133
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[3]		8,085,000	7,316,925
Sotheby's/Bidfair Holdings, Inc.
5.88% due 06/01/29[3]		9,400,000	7,308,500
Option Care Health, Inc.
4.38% due 10/31/29[3]		7,736,000	6,808,905
TreeHouse Foods, Inc.
4.00% due 09/01/28		7,575,000	6,525,332
BCP V Modular Services Finance II plc
4.75% due 10/30/28[3]	EUR	7,000,000	6,492,305
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.38% due 08/31/27[3]		6,861,000	6,051,239
HealthEquity, Inc.
4.50% due 10/01/29[3]		6,555,000	5,777,129
Sabre GLBL, Inc.
7.38% due 09/01/25[3]		6,216,000	5,517,384
Smithfield Foods, Inc.
3.00% due 10/15/30[3]		7,000,000	5,488,396
FAGE International S.A. / FAGE USA Dairy Industry, Inc.
5.63% due 08/15/26[3]		5,232,000	4,926,822
ADT Security Corp.
4.88% due 07/15/32[3]		5,150,000	4,403,250
Chrome Bidco
3.50% due 05/31/28[3]	EUR	4,800,000	4,391,135
Central Garden & Pet Co.
4.13% due 04/30/31[3]		5,300,000	4,369,621
WW International, Inc.
4.50% due 04/15/29[3]		7,050,000	4,166,746
Carriage Services, Inc.
4.25% due 05/15/29[3]		4,575,000	3,937,703
CAB SELAS
3.38% due 02/01/28[3]	EUR	4,100,000	3,641,187
Endo Luxembourg Finance Company I SARL / Endo US, Inc.
due 04/01/29[3,7]		4,400,000	3,256,000
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
7.00% due 12/31/27[3]		2,991,000	2,647,723
CPI CG, Inc.
8.63% due 03/15/26[3]		2,750,000	2,646,852
Legends Hospitality Holding Company LLC / Legends Hospitality Co-Issuer, Inc.
5.00% due 02/01/26[3]		2,775,000	2,497,500
Catalent Pharma Solutions, Inc.
3.13% due 02/15/29[3]		2,825,000	2,296,923
Molina Healthcare, Inc.
4.38% due 06/15/28[3]		1,770,000	1,631,677
Tenet Healthcare Corp.
4.63% due 06/15/28		975,000	910,637
5.13% due 11/01/27		550,000	525,072
Par Pharmaceutical, Inc.
due 04/01/27[3,7]		1,825,000	1,348,735
Upbound Group, Inc.
6.38% due 02/15/29[3]		1,450,000	1,286,875
Altria Group, Inc.
4.45% due 05/06/50		1,670,000	1,227,867
Syneos Health, Inc.
3.63% due 01/15/29[3]		1,236,000	1,208,289
Fortrea Holdings, Inc.
7.50% due 07/01/30[3]		880,000	901,093
Performance Food Group, Inc.
6.88% due 05/01/25[3]		304,000	304,255
Total Consumer, Non-cyclical			159,322,698
Technology - 1.7%
AthenaHealth Group, Inc.
6.50% due 02/15/30[3]		26,650,000	22,429,709
Qorvo, Inc.
3.38% due 04/01/31[3]		9,225,000	7,437,076
4.38% due 10/15/29		7,833,000	7,074,769
TeamSystem SpA
6.93% (3 Month EURIBOR + 3.75%, Rate Floor: 0.00%) due 02/15/28◊	EUR	11,750,000	12,443,175
NCR Corp.
5.25% due 10/01/30[3]		10,325,000	8,976,591
5.13% due 04/15/29[3]		3,850,000	3,408,253
6.13% due 09/01/29[3]		25,000	25,021
CDW LLC / CDW Finance Corp.
3.57% due 12/01/31		14,000,000	11,813,480
Booz Allen Hamilton, Inc.
3.88% due 09/01/28[3]		11,800,000	10,672,633
Boxer Parent Company, Inc.
6.50% due 10/02/25	EUR	5,500,000	5,919,974
Playtika Holding Corp.
4.25% due 03/15/29[3]		5,850,000	5,191,875
Twilio, Inc.
3.88% due 03/15/31		4,000,000	3,330,459
MSCI, Inc.
3.88% due 02/15/31[3]		883,000	765,142

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

		Face Amount~	Value
CORPORATE BONDS†† - 29.7% (continued)
Technology - 1.7% (continued)
ACI Worldwide, Inc.
5.75% due 08/15/26[3]		400,000	$390,000
Total Technology			99,878,157
Basic Materials - 1.4%
Alcoa Nederland Holding BV
5.50% due 12/15/27[3]		15,125,000	14,627,716
6.13% due 05/15/28[3]		7,450,000	7,409,919
4.13% due 03/31/29[3]		4,900,000	4,379,375
Kaiser Aluminum Corp.
4.50% due 06/01/31[3]		13,250,000	10,562,635
4.63% due 03/01/28[3]		650,000	568,464
Minerals Technologies, Inc.
5.00% due 07/01/28[3]		11,280,000	10,264,800
SCIL IV LLC / SCIL USA Holdings LLC
5.38% due 11/01/26[3]		10,375,000	9,458,278
SK Invictus Intermediate II SARL
5.00% due 10/30/29[3]		11,525,000	9,158,111
Carpenter Technology Corp.
6.38% due 07/15/28		8,315,000	8,148,700
HB Fuller Co.
4.25% due 10/15/28		5,250,000	4,672,710
Novelis Sheet Ingot GmbH
3.38% due 04/15/29	EUR	4,500,000	4,300,442
Ingevity Corp.
3.88% due 11/01/28[3]		1,000,000	853,768
Mirabela Nickel Ltd.
due 06/24/19†††,7,8		1,885,418	89,557
Total Basic Materials			84,494,475
Utilities - 0.6%
AES Corp.
3.95% due 07/15/30[3]		9,760,000	8,750,014
Terraform Global Operating, LP
6.13% due 03/01/26[3]		8,285,000	8,067,519
Clearway Energy Operating LLC
3.75% due 02/15/31[3]		9,409,000	7,808,061
NRG Energy, Inc.
7.00% due 03/15/33[3]		6,950,000	7,007,581
Atlantica Sustainable Infrastructure plc
4.13% due 06/15/28[3]		1,550,000	1,380,910
Total Utilities			33,014,085
Total Corporate Bonds
(Cost $2,034,924,121)			1,738,310,369

ASSET-BACKED SECURITIES†† - 20.3%
Collateralized Loan Obligations - 11.6%
LoanCore Issuer Ltd.
2021-CRE4 D, 7.68% (30 Day Average SOFR + 2.61%, Rate Floor: 2.61%) due 07/15/35◊,3		20,500,000	19,598,392
2021-CRE6 D, 8.04% (1 Month USD LIBOR + 2.85%, Rate Floor: 2.85%) due 11/15/38◊,3		11,300,000	10,095,943
2019-CRE2 AS, 6.69% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/36◊,3		7,356,940	7,327,243
2021-CRE5 D, 8.19% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 07/15/36◊,3		8,250,000	6,981,217
2022-CRE7 D, 8.17% (30 Day Average SOFR + 3.10%, Rate Floor: 3.10%) due 01/17/37◊,3		6,400,000	5,938,268
Fortress Credit Opportunities IX CLO Ltd.
2021-9A CR, 8.06% (3 Month USD LIBOR + 2.80%, Rate Floor: 2.80%) due 10/15/33◊,3		35,000,000	33,199,341
2021-9A DR, 9.21% (3 Month USD LIBOR + 3.95%, Rate Floor: 3.95%) due 10/15/33◊,3		7,750,000	6,878,664
2021-9A A2TR, 7.06% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 10/15/33◊,3		2,950,000	2,865,302
FS Rialto
2021-FL3 D, 7.66% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 11/16/36◊,3		36,500,000	33,109,511
2021-FL2 D, 8.02% (1 Month Term SOFR + 2.91%, Rate Floor: 2.91%) due 05/16/38◊,3		8,850,000	8,165,532
Palmer Square Loan Funding Ltd.
2022-1A B, 6.99% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 04/15/30◊,3		26,200,000	25,414,375
2021-3A C, 7.75% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 07/20/29◊,3		8,300,000	7,955,704
2022-1A C, 7.59% (3 Month Term SOFR + 2.60%, Rate Floor: 2.60%) due 04/15/30◊,3		3,400,000	3,210,564

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 20.3% (continued)
Collateralized Loan Obligations - 11.6% (continued)
LCCM Trust
2021-FL3 C, 7.86% (1 Month Term SOFR + 2.71%, Rate Floor: 2.71%) due 11/15/38◊,3	28,865,000	$27,037,603
2021-FL2 D, 8.16% (1 Month Term SOFR + 3.01%, Rate Floor: 3.01%) due 12/13/38◊,3	5,750,000	5,278,894
BXMT Ltd.
2020-FL2 C, 6.87% (1 Month Term SOFR + 1.76%, Rate Floor: 1.76%) due 02/15/38◊,3	15,640,000	13,535,955
2020-FL3 D, 8.02% (1 Month Term SOFR + 2.91%, Rate Floor: 2.91%) due 11/15/37◊,3	7,350,000	6,634,214
2020-FL2 D, 7.17% (1 Month Term SOFR + 2.06%, Rate Floor: 2.06%) due 02/15/38◊,3	8,000,000	6,013,226
ACRES Commercial Realty Ltd.
2021-FL2 D, 8.26% (1 Month Term SOFR + 3.21%, Rate Floor: 3.21%) due 01/15/37◊,3	8,350,000	7,454,630
2021-FL1 D, 7.87% (1 Month Term SOFR + 2.76%, Rate Floor: 2.76%) due 06/15/36◊,3	7,250,000	6,539,074
2021-FL2 C, 7.81% (1 Month Term SOFR + 2.76%, Rate Floor: 2.76%) due 01/15/37◊,3	6,500,000	6,103,522
2021-FL2 B, 7.41% (1 Month Term SOFR + 2.36%, Rate Floor: 2.36%) due 01/15/37◊,3	3,500,000	3,373,162
MidOcean Credit CLO VII
2020-7A CR, 7.46% (3 Month USD LIBOR + 2.20%, Rate Floor: 0.00%) due 07/15/29◊,3	21,000,000	20,548,477
Golub Capital Partners CLO Ltd.
2018-36A C, 7.43% (3 Month USD LIBOR + 2.10%, Rate Floor: 0.00%) due 02/05/31◊,3	20,000,000	18,734,500
BSPDF Issuer Ltd.
2021-FL1 D, 7.94% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 10/15/36◊,3	19,975,000	17,811,024
Voya CLO Ltd.
2021-2A CR, 8.86% (3 Month USD LIBOR + 3.60%, Rate Floor: 3.60%) due 06/07/30◊,3	16,500,000	15,009,661
2013-1A INC, due 10/15/30[3,9]	28,970,307	2,447,991
BSPRT Issuer Ltd.
2021-FL6 D, 8.19% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/15/36◊,3	18,425,000	15,091,166
2021-FL7 D, 7.94% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 12/15/38◊,3	1,600,000	1,455,534
Golub Capital Partners CLO 49M Ltd.
2021-49A D, 9.10% (3 Month USD LIBOR + 3.85%, Rate Floor: 3.85%) due 08/26/33◊,3	18,100,000	16,167,957
Fontainbleau Vegas
10.43% (1 Month Term SOFR + 5.65%, Rate Floor: 1.00%) due 01/31/26◊,†††	15,875,209	15,875,209
Anchorage Capital CLO 6 Ltd.
2021-6A DRR, 8.71% (3 Month USD LIBOR + 3.45%, Rate Floor: 3.45%) due 07/15/30◊,3	17,350,000	15,801,035
STWD Ltd.
2022-FL3 D, 7.82% (30 Day Average SOFR + 2.75%, Rate Floor: 2.75%) due 11/15/38◊,3	11,900,000	11,240,443
2021-FL2 D, 7.96% (1 Month USD LIBOR + 2.80%, Rate Floor: 2.80%) due 04/18/38◊,3	3,750,000	3,263,158
Cerberus Loan Funding XXX, LP
2020-3A C, 8.91% (3 Month USD LIBOR + 3.65%, Rate Cap/Floor: 14.50%/3.65%) due 01/15/33◊,3	14,500,000	13,993,518
KREF Funding V LLC
6.94% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/25/26◊,†††	13,471,442	13,443,893
0.15% due 06/25/26†††,10	73,636,363	7,364

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 20.3% (continued)
Collateralized Loan Obligations - 11.6% (continued)
FS Rialto Issuer LLC
2022-FL5 C, 9.01% (1 Month Term SOFR + 3.92%, Rate Floor: 3.92%) due 06/19/37◊,3	6,950,000	$6,852,549
2022-FL6 C, 9.31% (1 Month Term SOFR + 4.23%, Rate Floor: 4.23%) due 08/17/37◊,3	6,150,000	6,117,060
Cerberus Loan Funding XL LLC
2023-1A C, 9.19% (3 Month Term SOFR + 4.40%, Rate Floor: 4.40%) due 03/22/35◊,3	12,750,000	12,526,254
ABPCI Direct Lending Fund IX LLC
2021-9A BR, 7.79% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 11/18/31◊,3	11,550,000	11,063,646
Neuberger Berman Loan Advisers CLO 32 Ltd.
2021-32A DR, 7.97% (3 Month USD LIBOR + 2.70%, Rate Floor: 2.70%) due 01/20/32◊,3	11,500,000	10,790,410
Atlas Senior Loan Fund IX Ltd.
2018-9A C, 7.05% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 04/20/28◊,3	10,250,000	10,175,292
2018-9A SUB, due 04/20/28[3,9]	9,600,000	296,544
Diamond CLO Ltd.
2021-1A DR, 8.66% (3 Month USD LIBOR + 3.40%, Rate Floor: 3.40%) due 04/25/29◊,3	5,500,000	5,392,404
2018-1A D, 8.97% (3 Month USD LIBOR + 3.70%, Rate Floor: 3.70%) due 07/22/30◊,3	4,410,012	4,376,045
2021-1A CR, 7.66% (3 Month USD LIBOR + 2.40%, Rate Floor: 2.40%) due 04/25/29◊,3	557,112	554,906
THL Credit Lake Shore MM CLO I Ltd.
2021-1A CR, 8.26% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 04/15/33◊,3	9,900,000	9,377,870
GoldenTree Loan Management US CLO 1 Ltd.
2021-9A D, 8.15% (3 Month USD LIBOR + 2.90%, Rate Floor: 2.90%) due 01/20/33◊,3	9,950,000	9,250,891
Cerberus Loan Funding XXXVI, LP
2021-6A B, 7.01% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 11/22/33◊,3	9,000,000	8,939,845
BCC Middle Market CLO LLC
2021-1A A1R, 6.76% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 10/15/33◊,3	9,000,000	8,865,025
ABPCI Direct Lending Fund CLO V Ltd.
2021-5A BR, 8.15% (3 Month USD LIBOR + 2.90%, Rate Floor: 2.90%) due 04/20/31◊,3	9,200,000	8,835,126
Golub Capital Partners CLO 16 Ltd.
2021-16A CR2, 8.16% (3 Month USD LIBOR + 2.90%, Rate Floor: 2.90%) due 07/25/33◊,3	9,300,000	8,723,263
Magnetite XXIX Ltd.
2021-29A D, 7.86% (3 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 01/15/34◊,3	8,800,000	8,491,780
Venture XIV CLO Ltd.
2020-14A CRR, 7.71% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 08/28/29◊,3	8,000,000	7,834,094
ABPCI Direct Lending Fund CLO VII, LP
2021-7A BR, 7.84% (3 Month USD LIBOR + 2.55%, Rate Floor: 2.55%) due 10/20/31◊,3	7,950,000	7,632,814
CIFC Funding Ltd.
2021-2A DR, 8.35% (3 Month USD LIBOR + 3.10%, Rate Floor: 3.10%) due 04/20/30◊,3	8,100,000	7,554,003
Madison Park Funding XLVIII Ltd.
2021-48A D, 8.27% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 04/19/33◊,3	7,500,000	7,272,506

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 20.3% (continued)
Collateralized Loan Obligations - 11.6% (continued)
Dryden 37 Senior Loan Fund
2015-37A Q, due 01/15/31[3,9]	9,500,000	$7,001,004
ACRE Commercial Mortgage Ltd.
2021-FL4 D, 7.81% (1 Month Term SOFR + 2.71%, Rate Floor: 2.60%) due 12/18/37◊,3	7,350,000	6,636,386
Cerberus Loan Funding XXXIII, LP
2021-3A C, 8.06% (3 Month USD LIBOR + 2.80%, Rate Floor: 2.80%) due 07/23/33◊,3	5,900,000	5,528,603
ABPCI Direct Lending Fund CLO I LLC
2021-1A C2, 8.25% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 07/20/33◊,3	5,550,000	5,261,268
CHCP Ltd.
2021-FL1 D, 8.22% (1 Month Term SOFR + 3.11%, Rate Floor: 3.00%) due 02/15/38◊,3	5,500,000	5,128,483
Octagon Loan Funding Ltd.
2014-1A SUB, due 11/18/31[3,9]	19,435,737	4,874,463
WhiteHorse X Ltd.
2015-10A E, 10.56% (3 Month USD LIBOR + 5.30%, Rate Floor: 5.30%) due 04/17/27◊,3	5,017,467	4,835,925
Cerberus Loan Funding XXXV, LP
2021-5A C, 7.86% (3 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 09/22/33◊,3	5,150,000	4,814,355
Wind River CLO Ltd.
2018-1A ARR, 6.31% (3 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 07/18/31◊,3	3,983,606	3,942,814
Neuberger Berman Loan Advisers CLO 40 Ltd.
2021-40A D, 8.01% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 04/16/33◊,3	4,050,000	3,813,007
Marathon CLO V Ltd.
2017-5A A2R, 6.83% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/21/27◊,3	3,436,329	3,430,129
2013-5A SUB, due 11/21/27[3,9]	5,500,000	184,789
Dryden 50 Senior Loan Fund
2017-50A SUB, due 07/15/30[3,9]	7,895,000	2,595,165
HGI CRE CLO Ltd.
2021-FL2 D, 7.31% (1 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 09/17/36◊,3	1,600,000	1,469,106
2021-FL2 E, 7.61% (1 Month USD LIBOR + 2.45%, Rate Floor: 2.45%) due 09/17/36◊,3	1,200,000	1,104,229
Denali Capital CLO XI Ltd.
2018-1A BRR, 7.40% (3 Month USD LIBOR + 2.15%, Rate Floor: 0.00%) due 10/20/28◊,3	2,500,000	2,490,485
BDS Ltd.
2021-FL9 E, 7.76% (1 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 11/16/38◊,3	2,700,000	2,448,473
Hull Street CLO Ltd.
2014-1A D, 8.86% (3 Month USD LIBOR + 3.60%, Rate Floor: 0.00%) due 10/18/26◊,3	2,441,258	2,426,710
Dryden 41 Senior Loan Fund
2015-41A SUB, due 04/15/31[3,9]	11,700,000	2,183,536
Carlyle Global Market Strategies CLO Ltd.
2012-3A SUB, due 01/14/32[3,9]	6,400,000	1,619,200
2013-3X SUB, due 10/15/30[9]	4,938,326	379,165
KVK CLO Ltd.
2013-1A SUB, due 01/14/28[3,9]	11,900,000	1,954,754
Goldentree Loan Management US CLO 4 Ltd.
2021-4A DR, 8.42% (3 Month USD LIBOR + 3.15%, Rate Floor: 3.15%) due 04/24/31◊,3	2,000,000	1,901,948
BNPP IP CLO Ltd.
2014-2A E, 10.55% (3 Month USD LIBOR + 5.25%, Rate Floor: 0.00%) due 10/30/25◊,3	6,106,339	1,831,902
AMMC CLO XI Ltd.
2012-11A SUB, due 04/30/31[3,9]	5,650,000	1,653,766
PFP Ltd.
2021-7 E, 8.16% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 04/14/38◊,3	1,789,911	1,547,087

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 20.3% (continued)
Collateralized Loan Obligations - 11.6% (continued)
Great Lakes CLO Ltd.
2014-1A SUB, due 10/15/29[3,9]	1,500,000	$588,359
Babson CLO Ltd.
2014-IA SUB, due 07/20/25[3,9]	11,595,061	579,753
Venture XIII CLO Ltd.
2013-13A SUB, due 09/10/29[3,9]	13,790,000	535,893
Treman Park CLO Ltd.
2015-1A SUB, due 10/20/28[3,9]	18,918,010	484,301
Dryden Senior Loan Fund
due 01/15/31[9]	1,897,598	341,797
Telos CLO Ltd.
2017-6A CR, 7.86% (3 Month USD LIBOR + 2.60%, Rate Floor: 0.00%) due 01/17/27◊,3	138,849	138,756
OHA Credit Partners IX Ltd.
2013-9A ACOM, due 10/20/25[3,9]	4,219,178	4,641
Copper River CLO Ltd.
2007-1A INC, due 01/20/21[8,9]	8,150,000	815
West CLO Ltd.
2013-1A SUB, due 11/07/25[3,9]	5,300,000	530
Total Collateralized Loan Obligations		678,255,190
Transport-Aircraft - 3.4%
AASET Trust
2021-1A, 2.95% due 11/16/41[3]	17,912,689	15,431,961
2017-1A, 3.97% due 05/16/42[3]	13,076,429	10,905,998
2021-2A, 3.54% due 01/15/47[3]	3,372,929	2,534,547
2020-1A, 4.34% due 01/16/40[3]	3,751,347	1,877,618
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[3]	31,403,802	25,959,011
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[3]	10,779,714	10,157,137
2019-1, 3.60% due 09/15/39[3]	4,874,951	4,117,020
2017-1, 6.30% due 02/15/42[3]	3,838,675	3,359,970
Raspro Trust
2005-1A, 6.18% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24◊,3	15,020,380	14,885,707
Sprite Ltd.
2021-1, 3.75% due 11/15/46[3]	16,020,534	14,343,636
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[3]	9,105,875	8,216,494
2019-1A, 3.97% due 04/15/39[3]	5,553,934	4,930,515
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[3]	14,410,714	11,983,517
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[3]	11,964,843	10,342,444
JOL Air Ltd.
2019-1, 3.97% due 04/15/44[3]	9,856,902	8,724,246
Labrador Aviation Finance Ltd.
2016-1A, 4.30% due 01/15/42[3]	8,957,209	7,376,415
Sapphire Aviation Finance II Ltd.
2020-1A, 4.34% due 03/15/40[3]	9,117,555	6,396,557
2020-1A, 3.23% due 03/15/40[3]	535,157	449,896
GAIA Aviation Ltd.
2019-1, 3.97% due 12/15/44[3,11]	7,086,138	6,193,497
WAVE LLC
2019-1, 3.60% due 09/15/44[3]	6,738,286	5,519,330
Project Silver
2019-1, 3.97% due 07/15/44[3]	6,046,428	5,134,083
Navigator Aircraft ABS Ltd.
2021-1, 3.57% due 11/15/46[3,11]	5,683,817	4,624,013
Lunar Structured Aircraft Portfolio Notes
2021-1, 3.43% due 10/15/46[3]	5,177,675	4,421,838
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[3]	3,852,391	3,436,679
MACH 1 Cayman Ltd.
2019-1, 3.47% due 10/15/39[3]	3,984,755	3,349,744
Slam Ltd.
2021-1A, 3.42% due 06/15/46[3]	3,150,000	2,627,163

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

		Face Amount~	Value
ASSET-BACKED SECURITIES†† - 20.3% (continued)
Transport-Aircraft - 3.4% (continued)
Castlelake Aircraft Structured Trust
2021-1A, 6.66% due 01/15/46[3]		2,538,516	$2,062,544
Total Transport-Aircraft			199,361,580
Financial - 2.3%
HarbourVest Structured Solutions IV Holdings, LP
7.61% (3 Month USD LIBOR + 2.45%, Rate Floor: 2.45%) due 09/15/26◊,†††		23,234,292	23,252,807
2.58% (3 Month EURIBOR + 2.45%, Rate Floor: 2.45%) due 09/15/26◊,†††	EUR	12,900,000	14,082,168
KKR Core Holding Company LLC
4.00% due 08/12/31†††		23,809,039	20,733,615
Ceamer Finance LLC
6.92% due 11/15/37†††		10,979,778	10,649,922
3.69% due 03/22/31†††		5,502,233	5,072,915
Lightning A
5.50% due 03/01/37†††		15,678,196	14,722,226
Thunderbird A
5.50% due 03/01/37†††		15,605,412	14,653,879
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††		12,126,999	11,592,045
Nassau LLC
2019-1, 3.98% due 08/15/34[3]		11,419,526	10,821,271
Lightning B
7.50% due 03/01/37†††		3,153,660	2,905,557
Thunderbird B
7.50% due 03/01/37†††		3,139,020	2,892,068
Aesf Vi Verdi, LP
2.15% (3 Month EURIBOR + 2.15%, Rate Floor: 2.15%) due 11/25/24◊,†††	EUR	432,695	472,295
Total Financial			131,850,768
Infrastructure - 1.2%
VB-S1 Issuer LLC - VBTEL
2022-1A, 5.27% due 02/15/52[3]		39,650,000	35,161,921
Hotwire Funding LLC
2023-1A, 8.84% due 05/20/53[3]		20,000,000	19,105,093
2021-1, 4.46% due 11/20/51[3]		11,750,000	9,738,312
Vault DI Issuer LLC
2021-1A, 2.80% due 07/15/46[3]		7,150,000	6,039,365
Blue Stream Issuer LLC
2023-1A, 6.90% due 05/20/53[3]		3,400,000	3,215,619
Total Infrastructure			73,260,310
Whole Business - 0.6%
TSGE
2017-1, 6.25% due 09/25/31†††		38,977,390	31,778,075
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.72% due 06/05/49[3]		3,217,500	2,961,525
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[3]		2,655,500	2,551,328
Wendy's Funding LLC
2018-1A, 3.88% due 03/15/48[3]		378,000	342,068
Total Whole Business			37,632,996
Single Family Residence - 0.6%
FirstKey Homes Trust
2020-SFR2, 4.00% due 10/19/37[3]		13,550,000	12,397,606
2020-SFR2, 4.50% due 10/19/37[3]		13,250,000	12,197,171
2020-SFR2, 3.37% due 10/19/37[3]		8,550,000	7,750,455
Total Single Family Residence			32,345,232
Net Lease - 0.4%
CARS-DB4, LP
2020-1A, 4.95% due 02/15/50[3]		21,105,000	17,660,733
SVC ABS LLC
2023-1A, 5.55% due 02/20/53[3]		5,945,042	5,483,674
Total Net Lease			23,144,407
Insurance - 0.1%
CHEST
7.13% due 03/15/43†††		6,000,000	5,867,369
Collateralized Debt Obligations - 0.1%
Anchorage Credit Funding 4 Ltd.
2021-4A CR, 3.52% due 04/27/39[3]		4,250,000	3,507,948
Total Asset-Backed Securities
(Cost $1,277,321,755)			1,185,225,800

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 14.6%
Residential Mortgage-Backed Securities - 7.2%
FKRT
2.21% due 11/30/58†††,8		33,850,000	33,315,139

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 14.6% (continued)
Residential Mortgage-Backed Securities - 7.2% (continued)
LSTAR Securities Investment Ltd.
2023-1, 8.58% (SOFR + 3.50%, Rate Floor: 0.00%) due 01/01/28◊,3	27,606,851	$27,379,552
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 5.30% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 12/25/36◊	21,213,181	11,033,105
2006-WMC3, 5.45% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 08/25/36◊	8,407,411	5,959,503
2006-HE3, 5.47% (1 Month USD LIBOR + 0.32%, Rate Floor: 0.32%) due 11/25/36◊	5,186,703	4,420,866
2006-WMC4, 5.27% (1 Month USD LIBOR + 0.12%, Rate Floor: 0.12%) due 12/25/36◊	7,301,764	3,787,899
2006-WMC4, 5.23% (1 Month USD LIBOR + 0.08%, Rate Floor: 0.08%) due 12/25/36◊	3,087,441	1,595,763
Ameriquest Mortgage Securities Trust
2006-M3, 5.33% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 10/25/36◊	19,311,263	10,403,472
2006-M3, 5.39% (1 Month USD LIBOR + 0.24%, Rate Floor: 0.24%) due 10/25/36◊	31,768,964	9,397,603
2006-M3, 5.25% (1 Month USD LIBOR + 0.10%, Rate Floor: 0.10%) due 10/25/36◊	13,206,945	3,906,963
BRAVO Residential Funding Trust
2022-R1, 3.13% due 01/29/70[3,11]	25,053,371	22,306,156
WaMu Asset-Backed Certificates WaMu Series
2007-HE2, 5.51% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 04/25/37◊	23,731,271	8,867,894
2007-HE2, 5.34% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37◊	18,083,018	6,710,923
2007-HE4, 5.32% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 07/25/47◊	6,612,747	4,530,111
2007-HE4, 5.40% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 07/25/47◊	1,985,900	1,133,319
RALI Series Trust
2006-QO6, 4.17% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 06/25/46◊	43,690,836	10,505,688
2007-QO2, 5.30% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 02/25/47◊	12,895,947	4,806,871
2006-QO8, 5.55% (1 Month USD LIBOR + 0.40%, Rate Floor: 0.40%) due 10/25/46◊	3,545,948	3,313,366
2006-QO2, 5.69% (1 Month USD LIBOR + 0.54%, Rate Floor: 0.54%) due 02/25/46◊	5,947,913	1,230,874
2006-QO2, 5.83% (1 Month USD LIBOR + 0.68%, Rate Floor: 0.68%) due 02/25/46◊	3,182,638	681,603
2006-QO2, 5.59% (1 Month USD LIBOR + 0.44%, Rate Floor: 0.44%) due 02/25/46◊	213,333	42,989
Long Beach Mortgage Loan Trust
2006-6, 5.65% (1 Month USD LIBOR + 0.50%, Rate Floor: 0.50%) due 07/25/36◊	13,760,682	5,500,978
2006-8, 5.47% (1 Month USD LIBOR + 0.32%, Rate Floor: 0.32%) due 09/25/36◊	16,400,755	4,502,796
2006-4, 5.47% (1 Month USD LIBOR + 0.32%, Rate Floor: 0.32%) due 05/25/36◊	9,941,996	3,110,836
2006-1, 5.53% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 02/25/36◊	3,710,186	3,017,862
2006-6, 5.45% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 07/25/36◊	4,284,910	1,704,487

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 14.6% (continued)
Residential Mortgage-Backed Securities - 7.2% (continued)
2006-8, 5.33% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 09/25/36◊	4,444,296	$1,216,209
2006-6, 5.35% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 07/25/36◊	2,480,443	983,796
OBX Trust
2022-NQM9, 6.45% due 09/25/62[3,11]	7,885,325	7,756,252
2023-NQM2, 6.80% due 01/25/62[3,11]	6,701,676	6,634,968
2022-NQM8, 6.10% due 09/25/62[3,11]	4,464,301	4,360,206
American Home Mortgage Assets Trust
2006-6, 5.36% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 12/25/46◊	7,525,503	6,251,016
2006-1, 5.34% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 05/25/46◊	6,400,326	5,407,414
2006-3, 4.92% (1 Year CMT Rate + 0.94%, Rate Floor: 0.94%) due 10/25/46◊	5,027,039	3,504,032
Morgan Stanley IXIS Real Estate Capital Trust
2006-2, 5.37% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 11/25/36◊	21,672,658	7,494,108
2006-2, 5.30% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 11/25/36◊	19,057,974	6,588,542
NYMT Loan Trust
2022-SP1, 5.25% due 07/25/62[3,11]	13,546,159	12,994,170
GCAT Trust
2022-NQM5, 5.71% due 08/25/67[3,11]	9,036,048	8,756,341
2023-NQM2, 6.60% due 11/25/67[3,11]	3,218,513	3,184,361
Morgan Stanley ABS Capital I Incorporated Trust
2006-HE8, 5.37% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 10/25/36◊	19,114,386	8,164,800
2006-HE6, 5.35% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 09/25/36◊	4,314,317	1,586,266
2007-HE4, 5.38% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 02/25/37◊	3,759,315	1,175,228
IXIS Real Estate Capital Trust
2007-HE1, 5.31% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 05/25/37◊	23,873,678	5,821,188
2007-HE1, 5.38% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 05/25/37◊	16,914,165	4,124,316
GSAMP Trust
2007-NC1, 5.28% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 12/25/46◊	18,138,715	9,721,056
Master Asset-Backed Securities Trust
2006-WMC3, 5.47% (1 Month USD LIBOR + 0.32%, Rate Floor: 0.32%) due 08/25/36◊	10,010,302	3,604,350
2006-HE3, 5.35% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 08/25/36◊	9,468,103	2,934,694
2006-HE3, 5.45% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 08/25/36◊	7,960,414	2,467,376
GSAA Home Equity Trust
2006-3, 5.75% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 03/25/36◊	10,241,351	5,533,620
2006-9, 5.63% (1 Month USD LIBOR + 0.48%, Rate Floor: 0.48%) due 06/25/36◊	7,411,618	2,282,143
2007-7, 5.69% (1 Month USD LIBOR + 0.54%, Rate Floor: 0.54%) due 07/25/37◊	439,762	420,408
Citigroup Mortgage Loan Trust, Inc.
2007-AMC3, 5.40% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 03/25/37◊	9,806,788	8,033,542
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊,8	8,650,000	7,250,235
OSAT Trust
2021-RPL1, 2.12% due 05/25/65[3,11]	7,484,753	6,975,034

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 14.6% (continued)
Residential Mortgage-Backed Securities - 7.2% (continued)
Home Equity Loan Trust
2007-FRE1, 5.34% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37◊	6,689,388	$6,219,703
PRPM LLC
2023-1, 6.88% (WAC) due 02/25/28◊,3	6,178,218	6,139,061
Lehman XS Trust Series
2006-18N, 5.51% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 12/25/36◊	3,806,109	3,679,383
2006-10N, 5.57% (1 Month USD LIBOR + 0.42%, Rate Floor: 0.42%) due 07/25/46◊	2,407,666	2,177,096
Argent Securities Trust
2006-W5, 5.45% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 06/25/36◊	8,917,468	5,770,633
First NLC Trust
2007-1, 5.43% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 08/25/37◊,3	6,480,337	3,266,475
2007-1, 5.22% (1 Month USD LIBOR + 0.07%, Rate Floor: 0.07%) due 08/25/37◊,3	4,914,247	2,476,252
Alternative Loan Trust
2007-OA7, 5.51% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 05/25/47◊	6,226,371	5,338,000
Merrill Lynch Mortgage Investors Trust Series
2007-HE2, 5.57% (1 Month USD LIBOR + 0.42%, Rate Floor: 0.42%) due 02/25/37◊	6,932,895	2,036,680
2007-HE2, 5.67% (1 Month USD LIBOR + 0.52%, Rate Floor: 0.52%) due 02/25/37◊	5,018,423	1,474,264
2007-HE2, 5.39% (1 Month USD LIBOR + 0.24%, Rate Floor: 0.24%) due 02/25/37◊	3,990,161	1,172,113
2007-HE2, 5.99% (1 Month USD LIBOR + 0.84%, Rate Floor: 0.84%) due 02/25/37◊	1,623,739	476,978
WaMu Asset-Backed Certificates WaMu Series Trust
2007-HE1, 5.38% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 01/25/37◊	7,243,415	3,286,823
2007-HE4, 5.32% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 07/25/47◊	2,781,373	1,585,884
Citigroup Mortgage Loan Trust
2022-A, 6.17% due 09/25/62[3,11]	4,770,418	4,682,942
Verus Securitization Trust
2022-8, 6.13% due 09/25/67[3,11]	4,741,253	4,657,822
ACE Securities Corporation Home Equity Loan Trust Series
2007-ASP1, 5.91% (1 Month USD LIBOR + 0.76%, Rate Floor: 0.76%) due 03/25/37◊	10,529,114	4,522,263
HSI Asset Securitization Corporation Trust
2007-HE1, 5.34% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 01/25/37◊	5,736,423	3,926,993
Finance of America HECM Buyout
2022-HB2, 6.00% (WAC) due 08/01/32◊,3	3,850,000	3,502,045
CSMC Trust
2020-RPL5, 3.02% (WAC) due 08/25/60◊,3	3,526,312	3,429,438
First Franklin Mortgage Loan Trust
2006-FF16, 5.57% (1 Month USD LIBOR + 0.42%, Rate Floor: 0.42%) due 12/25/36◊	7,484,869	3,138,910
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 4.82% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46◊	3,733,139	3,113,734
Morgan Stanley Mortgage Loan Trust
2006-9AR, 5.45% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 08/25/36◊	8,225,824	2,416,991

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 14.6% (continued)
Residential Mortgage-Backed Securities - 7.2% (continued)
Alliance Bancorp Trust
2007-OA1, 5.63% (1 Month USD LIBOR + 0.48%, Rate Floor: 0.48%) due 07/25/37◊	1,961,281	$1,665,384
Nomura Resecuritization Trust
2015-4R, 2.44% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 03/26/36◊,3	1,488,234	1,332,311
Morgan Stanley Re-REMIC Trust
2010-R5, 2.67% due 06/26/36[3]	514,379	455,326
Asset-Backed Securities Corporation Home Equity Loan Trust
2006-HE5, 2.82% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 07/25/36◊	78,799	77,813
Total Residential Mortgage-Backed Securities		420,413,606
Government Agency - 5.8%
Fannie Mae
5.50% due 05/01/53	112,836,326	112,389,332
5.00% due 05/01/53	94,405,599	92,556,351
Freddie Mac
5.00% due 06/01/53	77,228,109	75,905,534
5.50% due 02/01/53	58,302,246	58,296,892
Total Government Agency		339,148,109
Commercial Mortgage-Backed Securities - 1.3%
BX Commercial Mortgage Trust
2021-VOLT, 7.19% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 09/15/36◊,3	19,750,000	18,634,994
2019-XL, 7.56% (1 Month Term SOFR + 2.41%, Rate Floor: 2.30%) due 10/15/36◊,3	1,989,000	1,951,328
GS Mortgage Securities Corporation Trust
2020-UPTN, 3.35% (WAC) due 02/10/37◊,3	8,256,000	7,065,779
2020-DUNE, 7.69% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 12/15/36◊,3	7,340,000	6,884,840
2020-DUNE, 7.09% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 12/15/36◊,3	2,750,000	2,611,285
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 7.83% (1 Month USD LIBOR + 2.64%, Rate Floor: 2.64%) due 06/15/38◊,3	15,000,000	12,601,670
BX Trust
2023-DELC, 8.34% (1 Month Term SOFR + 3.34%, Rate Floor: 3.34%) due 05/15/38◊,3	10,650,000	10,616,840
SMRT
2022-MINI, 7.10% (1 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 01/15/39◊,3	10,000,000	9,435,663
MHP
2022-MHIL, 7.76% (1 Month Term SOFR + 2.61%, Rate Floor: 2.61%) due 01/15/27◊,3	8,744,927	8,240,472
Wells Fargo Commercial Mortgage Trust
2015-NXS1, 2.63% due 05/15/48	96,395	96,143
Total Commercial Mortgage-Backed Securities		78,139,014
Military Housing - 0.3%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 0.70% (WAC) due 11/25/52◊,3,10	218,201,875	13,010,204
Capmark Military Housing Trust
2007-AET2, 6.06% due 10/10/52†††,3	5,488,932	5,309,380
Total Military Housing		18,319,584
Total Collateralized Mortgage Obligations
(Cost $992,770,610)		856,020,313

SENIOR FLOATING RATE INTERESTS††,◊ - 12.9%
Consumer, Non-cyclical - 3.5%
Women's Care Holdings, Inc.
9.65% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 01/17/28	30,754,800	27,064,224

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

		Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 12.9% (continued)
Consumer, Non-cyclical - 3.5% (continued)
Mission Veterinary Partners
9.19% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.15%) due 04/27/28		21,074,625	$20,468,729
Quirch Foods Holdings LLC
9.99% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 10/27/27		15,216,727	14,474,911
Dhanani Group, Inc.
11.19% (1 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 06/10/27†††		14,432,727	14,288,400
PetIQ LLC
9.46% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 04/13/28		14,210,254	13,144,485
Sigma Holding BV (Flora Food)
6.24% (6 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 07/02/25	EUR	12,019,549	12,804,323
LaserAway Intermediate Holdings II LLC
11.08% (3 Month Term SOFR + 5.75%, Rate Floor: 5.75%) due 10/14/27		12,346,516	12,084,153
Blue Ribbon LLC
11.17% (1 Month USD LIBOR + 6.00%, Rate Floor: 6.75%) due 05/08/28		16,247,179	11,324,284
Southern Veterinary Partners LLC
9.22% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/05/27		11,282,300	11,070,757
HAH Group Holding Co. LLC
10.21% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 10/29/27		10,721,260	10,429,277
Nidda Healthcare Holding GmbH
6.92% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 08/21/26	EUR	7,897,239	8,287,360
Florida Food Products LLC
10.19% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 10/18/28†††		8,778,672	7,461,871
Hearthside Group Holdings LLC
9.58% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/23/25		4,949,350	4,324,495
9.27% (3 Month USD LIBOR + 3.69%, Rate Floor: 3.69%) due 05/23/25		3,535,237	3,099,731
EyeCare Partners LLC
9.25% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 11/15/28		8,023,438	5,730,098
9.25% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 02/18/27		2,134,122	1,563,735
Gibson Brands, Inc.
10.25% (3 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 08/11/28		8,175,500	6,540,400
Endo Luxembourg Finance Company I SARL
14.25% (Commercial Prime Lending Rate + 6.00%, Rate Floor: 7.75%) due 03/27/28		7,653,125	5,755,150
Confluent Health LLC
9.22% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 11/30/28		5,486,742	4,956,339
Zep, Inc.
9.24% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 08/12/24		3,672,376	3,106,830
Medical Solutions Parent Holdings, Inc.
8.61% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 11/01/28		2,246,020	2,105,082
Resonetics LLC
9.10% (6 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 04/28/28		1,779,985	1,724,360
Heritage Grocers Group LLC
due 08/01/29		1,700,000	1,680,518

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

		Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 12.9% (continued)
Consumer, Non-cyclical - 3.5% (continued)
Moran Foods LLC
12.21% (6 Month Term SOFR + 7.25%, Rate Floor: 7.25%) due 06/30/26†††		624,540	$598,289
16.47% (6 Month Term SOFR + 9.50%, Rate Floor: 9.50%) due 12/31/26†††,12		352,009	243,224
Weber-Stephen Products LLC
9.45% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 10/29/27		419,688	368,977
TGP Holdings LLC
8.45% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 06/29/28		211,763	176,244
Total Consumer, Non-cyclical			204,876,246
Consumer, Cyclical - 3.5%
MB2 Dental Solutions LLC
11.20% (1 Month Term SOFR + 6.00%, Rate Floor: 7.00%) due 01/29/27†††		35,292,383	34,736,725
Zephyr Bidco Ltd.
9.21% (1 Month GBP SONIA + 4.75%, Rate Floor: 4.75%) due 07/23/25	GBP	20,850,000	25,628,175
11.96% (1 Month GBP SONIA + 7.50%, Rate Floor: 7.50%) due 07/23/26	GBP	1,540,417	1,763,944
FR Refuel LLC
9.97% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 11/08/28		20,996,038	20,261,176
First Brands Group LLC
10.25% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/30/27		7,355,441	7,185,383
10.25% (6 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/30/27†††		6,915,250	6,751,013
Pacific Bells LLC
10.00% (3 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 11/10/28		12,065,985	11,805,842
SP PF Buyer LLC
9.72% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 12/22/25		15,149,817	10,907,868
Rent-A-Center, Inc.
8.56% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 02/17/28		9,863,025	9,850,696
NFM & J LLC
10.95% (1 Month Term SOFR + 5.75%, Rate Floor: 5.75%) due 11/30/27†††		8,299,899	8,128,458
The Facilities Group
11.16% ((3 Month USD LIBOR + 5.75%) and (3 Month Term SOFR + 5.75%), Rate Floor: 5.75%) due 11/30/27†††		7,657,954	7,499,773
Holding SOCOTEC
9.31% (3 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 06/02/28		7,007,000	6,802,606
BCP V Modular Services Holdings IV Ltd.
8.02% (3 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 12/15/28	EUR	6,400,000	6,540,057
Packers Holdings LLC
8.44% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/09/28		9,219,632	6,359,241
Camin Cargo Control, Inc.
11.72% (1 Month Term SOFR + 6.50%, Rate Floor: 6.50%) due 06/04/26†††		6,528,102	6,266,978
Accuride Corp.
10.44% (1 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 11/17/23		6,924,514	5,626,167

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

		Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 12.9% (continued)
Consumer, Cyclical - 3.5% (continued)
Galls LLC
11.96% (3 Month Term SOFR + 6.75%, Rate Floor: 6.75%) due 01/31/25†††		3,453,020	$3,366,695
11.95% (3 Month Term SOFR + 6.75%, Rate Floor: 7.75%) due 01/31/25†††		463,838	452,242
11.93% ((1 Month Term SOFR + 6.75%) and (3 Month Term SOFR + 6.75%), Rate Floor: 6.75%) due 01/31/24†††		392,996	383,171
Flamingo
7.08% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 03/27/28	EUR	4,045,312	4,134,943
Alexander Mann
9.30% (3 Month GBP SONIA + 5.00%, Rate Floor: 5.00%) due 06/16/25	GBP	3,000,000	3,609,936
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
9.72% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 04/03/25		4,677,304	3,332,579
Congruex Group LLC
10.95% (3 Month Term SOFR + 5.75%, Rate Floor: 5.75%) due 05/03/29†††		2,773,663	2,683,519
SHO Holding I Corp.
10.52% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 04/26/24		3,566,084	2,436,812
10.50% (3 Month USD LIBOR + 5.23%, Rate Floor: 6.23%) due 04/29/24		60,373	41,255
ImageFIRST Holdings LLC
10.14% (3 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 04/27/28		2,090,280	2,032,798
Adevinta ASA
6.35% (3 Month EURIBOR + 2.75%, Rate Floor: 2.75%) due 06/26/28	EUR	1,834,444	1,990,478
Checkers Drive-In Restaurants, Inc.
11.50% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 04/25/24		3,268,194	1,372,642
12.70% (6 Month Term SOFR + 7.00%, Rate Floor: 7.00%) due 06/16/27		174,702	174,702
EG Finco Ltd.
9.71% (1 Month GBP SONIA + 4.75%, Rate Floor: 4.75%) due 02/07/25	GBP	947,500	1,175,239
CD&R Firefly Bidco Ltd.
8.53% (3 Month GBP SONIA + 4.25%, Rate Floor: 4.25%) due 06/23/25	GBP	441,031	540,992
Verisure Holding AB
6.80% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 03/27/28	EUR	370,000	389,243
Total Consumer, Cyclical			204,231,348
Technology - 1.9%
Sitecore Holding III A/S
10.94% (3 Month EURIBOR + 7.00%, Rate Floor: 7.00%) due 03/12/26†††	EUR	9,030,493	9,776,806
11.65% (3 Month Term SOFR + 6.25%, Rate Floor: 6.25%) due 03/12/26†††		7,442,790	7,382,637
11.64% (3 Month Term SOFR + 6.25%, Rate Floor: 6.25%) due 03/09/26†††		1,459,661	1,447,864
Datix Bidco Ltd.
9.53% (6 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 04/28/25†††		9,112,505	8,928,433
11.93% (6 Month GBP SONIA + 7.75%, Rate Floor: 7.75%) due 04/27/26†††	GBP	4,225,000	5,255,696
8.68% (6 Month GBP SONIA + 4.50%, Rate Floor: 4.50%) due 04/28/25†††	GBP	1,000,000	1,244,333
12.78% (6 Month Term SOFR + 7.75%, Rate Floor: 7.75%) due 04/27/26†††		461,709	452,244

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

		Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 12.9% (continued)
Technology - 1.9% (continued)
Avalara, Inc.
12.49% (3 Month Term SOFR + 7.25%, Rate Floor: 7.25%) due 10/19/28†††		16,000,000	$15,795,255
Polaris Newco LLC
8.50% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/04/26†††		15,761,465	14,553,034
RLDatix
8.68% (6 Month GBP SONIA + 4.50%, Rate Floor: 4.50%) due 10/28/24†††	GBP	8,072,623	10,045,029
9.53% (6 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 04/28/25†††		3,400,533	3,331,843
12.78% (6 Month Term SOFR + 7.75%, Rate Floor: 7.75%) due 04/27/26†††		912,001	893,305
Aston FinCo SARL
9.70% (1 Month GBP SONIA + 4.75%, Rate Floor: 4.75%) due 10/09/26†††	GBP	12,740,975	13,511,022
Team.Blue Finco SARL
6.80% (3 Month EURIBOR + 3.70%, Rate Floor: 3.70%) due 03/30/28	EUR	5,124,183	5,369,151
Sitecore USA, Inc.
11.65% (3 Month Term SOFR + 6.25%, Rate Floor: 6.25%) due 03/12/26†††		4,219,206	4,185,106
Atlas CC Acquisition Corp.
9.78% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 05/25/28		3,061,412	2,650,509
Greenway Health LLC
8.96% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 02/16/24		3,409,572	2,499,216
24-7 Intouch, Inc.
9.94% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 08/25/25		2,203,912	2,176,363
Total Technology			109,497,846
Industrial - 1.7%
United Airlines, Inc.
9.29% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 04/21/28		19,839,260	19,800,772
Minerva Bidco Ltd.
8.80% (3 Month GBP SONIA + 4.50%, Rate Floor: 4.50%) due 07/30/25	GBP	11,000,000	13,690,454
Mileage Plus Holdings LLC
10.76% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27		12,200,000	12,660,062
CapStone Acquisition Holdings, Inc.
9.95% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 11/12/27†††		12,427,640	12,126,274
Dispatch Terra Acquisition LLC
9.64% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 03/27/28		10,189,235	9,042,946
Valcour Packaging LLC
9.40% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 10/04/28		6,237,000	5,242,198
American Bath Group LLC
8.95% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 11/23/27		5,281,173	4,959,021
Merlin Buyer, Inc.
9.10% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 12/14/28		4,618,249	4,471,065
Saverglass
7.62% (3 Month EURIBOR + 4.15%, Rate Floor: 4.15%) due 02/19/29	EUR	3,700,000	3,955,632
ILPEA Parent, Inc.
9.69% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 06/22/28		3,560,768	3,502,906
Integrated Power Services Holdings, Inc.
9.69% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 11/22/28†††		3,450,468	3,348,500
Air Canada
8.84% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 08/11/28		3,236,807	3,232,179

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

		Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 12.9% (continued)
Industrial - 1.7% (continued)
TK Elevator Midco GmbH
6.42% (1 Month EURIBOR + 3.00%, Rate Floor: 3.00%) due 01/29/27†††	EUR	2,153,065	$2,206,384
EMRLD Borrower LP
8.26% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 05/31/30		1,903,486	1,901,697
API Heat Transfer
16.54% (3 Month USD LIBOR + 11.00%, Rate Floor: 16.54%) due 01/01/24†††		1,494,043	998,296
16.54% (3 Month USD LIBOR + 16.54%, Rate Floor: 16.54%) due 10/02/23†††		266,553	266,553
Total Industrial			101,404,939
Financial - 1.2%
Higginbotham Insurance Agency, Inc.
10.45% (1 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 11/25/26†††		18,745,129	18,535,167
Camelia Bidco Banc Civica
9.70% (3 Month GBP SONIA + 4.75%, Rate Floor: 4.75%) due 10/14/24	GBP	12,975,000	15,917,819
Eisner Advisory Group
10.47% (1 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 07/28/28†††		10,978,983	10,951,536
10.47% (1 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 07/28/28		1,091,651	1,088,922
Jones Deslauriers Insurance Management, Inc.
9.29% (3 Month Canada Banker Acceptance + 4.25%, Rate Floor: 5.00%) due 03/27/28†††	CAD	15,904,471	11,589,116
HighTower Holding LLC
9.15% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/21/28		6,969,787	6,769,406
Duff & Phelps
8.99% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 04/09/27		4,301,867	4,166,659
Teneo Holdings LLC
10.45% (1 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 07/11/25		981,826	979,371
Total Financial			69,997,996
Communications - 0.9%
Syndigo LLC
9.65% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 12/15/27		22,326,852	20,763,972
Xplornet Communications, Inc.
9.22% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/02/28		15,211,893	12,353,274
FirstDigital Communications LLC
9.50% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 12/17/26†††		10,550,000	10,298,580
Radiate Holdco LLC
8.48% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 09/25/26		7,607,243	6,326,716
Zayo Group Holdings, Inc.
8.22% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/09/27		6,146,447	4,810,640
Cincinnati Bell, Inc.
8.45% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 11/22/28		985,000	941,089
Flight Bidco, Inc.
12.72% (1 Month Term SOFR + 7.50%, Rate Floor: 7.50%) due 07/23/26		1,000,000	909,380
Total Communications			56,403,651
Basic Materials - 0.1%
LTI Holdings, Inc.
9.97% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 07/24/26		3,855,333	3,747,693

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

		Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 12.9% (continued)
Basic Materials - 0.1% (continued)
Ascend Performance Materials Operations LLC
9.71% (6 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 08/27/26		1,470,394	$1,438,457
Schur Flexibles GmbH
8.78% (6 Month EURIBOR + 5.50%, Rate Floor: 5.50%) due 09/28/27	EUR	787,500	613,127
Total Basic Materials			5,799,277
Energy - 0.1%
Venture Global Calcasieu Pass LLC
7.83% (1 Month Term SOFR + 2.63%, Rate Floor: 2.63%) due 08/19/26		2,989,093	2,959,202
Permian Production Partners LLC
11.22% (1 Month Term SOFR + 6.00%, Rate Floor: 9.22%) (in-kind rate was 2.00%) due 11/24/25†††,12		1,149,414	1,143,667
Total Energy			4,102,869
Utilities - 0.0%
Hamilton Projects Acquiror LLC
9.72% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 06/17/27		567,268	560,886
Total Senior Floating Rate Interests
(Cost $818,458,246)			756,875,058

CONVERTIBLE BONDS†† - 0.4%
Consumer, Non-cyclical - 0.3%
Block, Inc.
due 05/01/26[13]		21,951,000	18,131,526
Communications - 0.1%
Cable One, Inc.
due 03/15/26[13]		5,750,000	4,700,625
Total Convertible Bonds
(Cost $23,743,603)			22,832,151

U.S. GOVERNMENT SECURITIES†† - 0.4%
U.S. Treasury Notes
4.63% due 02/28/25		21,000,000	20,836,758
Total U.S. Government Securities
(Cost $21,160,978)			20,836,758

SENIOR FIXED RATE INTERESTS†† - 0.0%
Industrial - 0.0%
Schur Flexibles GmbH
13.41% due 09/30/26	EUR	413,156	426,896
5.50% due 09/30/26	EUR	280,416	289,742
13.27% due 09/30/26	EUR	73,033	75,461
Total Industrial			792,099
Total Senior Fixed Rate Interests
(Cost $779,953)			792,099

		Contracts/Notional Value
OTC OPTIONS PURCHASED†† - 0.0%
Call Options on:
Interest Rate Options
Morgan Stanley Capital Services LLC 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD	164,200,000	273,396
Barclays Bank plc 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD	162,650,000	270,816
Morgan Stanley Capital Services LLC 10Y-2Y SOFR CMS CAP Expiring December 2023 with strike price of $0.10	USD	164,200,000	132,757
Barclays Bank plc 10Y-2Y SOFR CMS CAP Expiring December 2023 with strike price of $0.20	USD	164,200,000	132,757
Bank of America, N.A. 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD	82,100,000	136,698
Goldman Sachs International 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD	66,950,000	111,473
Bank of America, N.A. 10Y-2Y SOFR CMS CAP Expiring December 2023 with strike price of $0.20	USD	80,550,000	65,126
Goldman Sachs International 10Y-2Y SOFR CMS CAP Expiring December 2023 with strike price of $0.20	USD	66,950,000	54,130
Total Interest Rate Options			1,177,153
Total OTC Options Purchased
(Cost $4,060,737)			1,177,153

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

		Contracts/Notional Value	Value
OTC CREDIT DEFAULT SWAPTIONS PURCHASED††,14 - 0.0%
Put Swaptions on:
Credit Swaptions
Barclays Bank plc 5-Year Credit Default Swap Expiring September 2023 with exercise rate of 0.90%	USD	152,900,000	$87,731
Total OTC Credit Default Swaptions Purchased
(Cost $230,879)			$87,731
Total Investments - 99.7%
(Cost $6,531,363,933)			$5,835,796,766
Other Assets & Liabilities, net - 0.3%			15,547,780
Total Net Assets - 100.0%			$5,851,344,546

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Purchased†
Silver Futures Contracts	490	Sep 2023	$56,288,750	$1,019,697
Gold 100 oz. Futures Contracts	300	Aug 2023	57,834,000	(1,962,711)
			$114,122,750	$(943,014)

Centrally Cleared Credit Default Swap Agreements Protection Purchased††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date		Notional Amount~	Value	Upfront Premiums Paid(Received)	Unrealized Depreciation**
J.P. Morgan Securities LLC	ICE	CDX.NA.HY.40.V1	5.00%	Quarterly	06/20/28		57,400,000	$(1,603,202)	$250,390	$(1,853,592)
J.P. Morgan Securities LLC	ICE	ITRAXX.EUR.38.V1	1.00%	Quarterly	12/20/27	EUR	253,900,000	(3,631,507)	(1,440,101)	(2,191,406)
								$(5,234,709)	$(1,189,711)	$(4,044,998)

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Depreciation**
J.P. Morgan Securities LLC	CME	Pay	U.S. Secured Overnight Financing Rate	2.78%	Annually	07/18/27	$332,150,000	$(15,928,934)	$1,309	$(15,930,243)

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Bank plc	JPY	Sell	42,237,000,000	324,745,122 USD	07/10/23	$31,747,771
BNP Paribas	JPY	Sell	42,465,000,000	325,112,065 USD	07/18/23	30,140,663
UBS AG	JPY	Sell	39,702,000,000	302,524,850 USD	07/05/23	27,342,040
BNP Paribas	JPY	Sell	40,015,000,000	302,447,394 USD	07/24/23	24,216,937
JPMorgan Chase Bank, N.A.	JPY	Sell	45,984,000,000	340,005,176 USD	08/08/23	19,492,005
JPMorgan Chase Bank, N.A.	JPY	Sell	4,200,000,000	31,740,754 USD	07/24/23	2,537,507
Deutsche Bank AG	JPY	Sell	238,735,600	1,828,188 USD	12/07/23	130,416
Deutsche Bank AG	CAD	Buy	2,201,549	1,621,289 USD	12/28/23	46,243
Barclays Bank plc	EUR	Sell	791,000	863,601 USD	07/14/23	(168)
JPMorgan Chase Bank, N.A.	EUR	Buy	3,500,000	3,822,586 USD	07/10/23	(1,425)
Barclays Bank plc	GBP	Buy	147,000	188,487 USD	07/14/23	(1,785)
JPMorgan Chase Bank, N.A.	EUR	Sell	3,580,000	3,891,633 USD	07/14/23	(17,716)
Deutsche Bank AG	CAD	Sell	2,201,549	1,632,839 USD	12/28/23	(34,692)
Goldman Sachs International	CAD	Sell	19,010,000	14,295,544 USD	07/14/23	(61,090)
Deutsche Bank AG	JPY	Buy	238,735,600	1,857,032 USD	12/07/23	(159,260)
Barclays Bank plc	GBP	Sell	77,745,000	98,010,556 USD	07/14/23	(731,875)
Bank of America, N.A.	EUR	Sell	113,885,000	123,014,933 USD	07/14/23	(1,347,110)
Barclays Bank plc	JPY	Buy	45,984,000,000	341,279,501 USD	08/08/23	(20,766,331)
Bank of America, N.A.	JPY	Buy	42,465,000,000	319,877,849 USD	07/18/23	(24,906,447)
UBS AG	JPY	Buy	44,215,000,000	333,299,412 USD	07/24/23	(25,865,708)
BNP Paribas	JPY	Buy	42,237,000,000	319,766,518 USD	07/10/23	(26,769,167)
Barclays Bank plc	JPY	Buy	39,702,000,000	303,741,106 USD	07/05/23	(28,558,296)
						$6,432,512

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

OTC Credit Default Swaptions Purchased
Counterparty/Description	Index	Buy/Sell Protection	Payment Frequency	Protection Premium Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Put
Barclays Bank plc 5-Year Credit Default Swap	CDX.NA.IG.40.V1	Buy	Quarterly	1.00%	09/20/23	0.90%	$152,900,000	$87,731

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at June 30, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
1	Special Purpose Acquisition Company (SPAC).
2	Affiliated issuer.
3	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $2,481,368,040 (cost $2,798,187,368), or 42.4% of total net assets.
4	Rate indicated is the 7-day yield as of June 30, 2023.
5	Perpetual maturity.
6	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
7	Security is in default of interest and/or principal obligations.
8	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $42,215,626 (cost $49,331,703), or 0.7% of total net assets — See Note 6.
9	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
10	Security is an interest-only strip.
11	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2023. See table below for additional step information for each security.
12	Payment-in-kind security.
13	Zero coupon rate security.
14	Swaptions — See additional disclosure in the swaptions table above for more information on swaptions.

CAD — Canadian Dollar

CDX.NA.HY.40.V1 — Credit Default Swap North American High Yield Series 40 Index Version 1

CDX.NA.IG.40.V1 — Credit Default Swap North American Investment Grade Series 40 Index Version 1

CME — Chicago Mercantile Exchange

CMS — Constant Maturity Swap

CMT — Constant Maturity Treasury

EUR — Euro

EURIBOR — European Interbank Offered Rate

GBP — British Pound

ICE — Intercontinental Exchange

ITRAXX.EUR.38.V1 — iTraxx Europe Series 38 Index Version 1

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

PPV — Public-Private Venture

REMIC — Real Estate Mortgage Investment Conduit

SARL —  Société à Responsabilité Limitée

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Overnight Index Average

WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$41,364,090	$7,664,459	$376,107	$49,404,656
Preferred Stocks	—	314,311,277	965,532	315,276,809
Warrants	117,297	—	76	117,373
Exchange-Traded Funds	43,075,065	—	—	43,075,065
Mutual Funds	281,393,673	—	—	281,393,673
Money Market Funds	564,371,758	—	—	564,371,758
Corporate Bonds	—	1,706,153,805	32,156,564	1,738,310,369
Asset-Backed Securities	—	997,224,393	188,001,407	1,185,225,800
Collateralized Mortgage Obligations	—	817,395,794	38,624,519	856,020,313
Senior Floating Rate Interests	—	495,748,020	261,127,038	756,875,058
Convertible Bonds	—	22,832,151	—	22,832,151
U.S. Government Securities	—	20,836,758	—	20,836,758
Senior Fixed Rate Interests	—	792,099	—	792,099
Options Purchased	—	1,177,153	—	1,177,153
Credit Default Swaptions Purchased	—	87,731	—	87,731
Commodity Futures Contracts**	1,019,697	—	—	1,019,697
Forward Foreign Currency Exchange Contracts**	—	135,653,582	—	135,653,582
Total Assets	$931,341,580	$4,519,877,222	$521,251,243	$5,972,470,045

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Commodity Futures Contracts**	$1,962,711	$—	$—	$1,962,711
Credit Default Swap Agreements**	—	4,044,998	—	4,044,998
Interest Rate Swap Agreements**	—	15,930,243	—	15,930,243
Forward Foreign Currency Exchange Contracts**	—	129,221,070	—	129,221,070
Unfunded Loan Commitments (Note 5)	—	—	1,670,683	1,670,683
Total Liabilities	$1,962,711	$149,196,311	$1,670,683	$152,829,705

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at June 30, 2023	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$115,152,674	Yield Analysis	Yield	6.1%-12.0%	8.1%
Asset-Backed Securities	66,981,364	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	5,867,369	Option adjusted spread off third party pricing	Trade Price	—	—
Collateralized Mortgage Obligations	33,315,139	Model Price	Market Comparable Yields	7.9%	—
Collateralized Mortgage Obligations	5,309,380	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Common Stocks	374,051	Enterprise Value	Valuation Multiple	2.7x-17.1x	13.9x
Common Stocks	2,056	Model Price	Liquidation Value	—	—
Corporate Bonds	22,167,503	Yield Analysis	Yield	6.7%	—
Corporate Bonds	8,339,624	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Corporate Bonds	1,559,880	Model Price	Purchase Price	—	—
Corporate Bonds	89,557	Third Party Pricing	Broker Quote	—	—
Preferred Stocks	964,986	Enterprise Value	Valuation Multiple	4.9x	—
Preferred Stocks	546	Model Price	Liquidation Value	—	—
Senior Floating Rate Interests	162,746,686	Yield Analysis	Yield	10.8%-28.9%	11.6%
Senior Floating Rate Interests	60,358,722	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	34,202,693	Model Price	Purchase Price	—	—
Senior Floating Rate Interests	3,818,937	Model Price	Market Comparable Yields	14.1%	—
Warrants	76	Model Price	Liquidation Value	—	—
Total Assets	$521,251,243
Liabilities:
Unfunded Loan Commitments	$1,670,683	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, market comparable yields, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2023, the Fund had securities with a total value of $11,470,396 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $130,103,221 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2023:

	Assets									Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Warrants	Common Stocks	Preferred Stocks	Senior Fixed Rate Interests	Total Assets	Unfunded Loan Commitments
Beginning Balance	$217,738,244	$46,238,951	$116,766,054	$475,030,632	$76	$801,687	$-	$2,750,527	$859,326,171	$(2,356,646)
Purchases/(Receipts)	37,246,190	-	-	51,494,790	-	1,666	-	-	88,742,646	(2,090,250)
(Sales, maturities and paydowns)/Fundings	(63,164,527)	(8,878,218)	(70,118,594)	(179,872,353)	-	(34,345)	-	(2,801,412)	(324,869,449)	2,234,172
Amortization of premiums/discounts	161,435	(6,458)	35,326	920,544	-	-	-	4,225	1,115,072	117,447
Corporate actions	-	-	-	(966,418)	-	1,432	964,986	-	-	-
Total realized gains (losses) included in earnings	(3,598,868)	(1,133,178)	(4,433,358)	(6,794,720)	-	29,321	-	(132,088)	(16,062,891)	346,434
Total change in unrealized appreciation (depreciation) included in earnings	(380,252)	2,403,422	6,402,196	23,451,513	-	(423,654)	546	178,748	31,632,519	78,160
Transfers into Level 3	-	-	89,557	11,380,839	-	-	-	-	11,470,396	-
Transfers out of Level 3	(815)	-	(16,584,617)	(113,517,789)	-	-	-	-	(130,103,221)	-
Ending Balance	$188,001,407	$38,624,519	$32,156,564	$261,127,038	$76	$376,107	$965,532	$-	$521,251,243	$(1,670,683)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2023	$(5,935,103)	$1,277,647	$(16,798)	$8,091,331	$-	$(396,555)	$546	$-	$3,021,068	$(169,739)

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, except GAIA Aviation Ltd. which is scheduled to decrease.

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/25	—	—
Citigroup Mortgage Loan Trust 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
GAIA Aviation Ltd. 2019-1, 3.97% due 12/15/44	2.00%	11/15/26	—	—
GCAT Trust 2022-NQM5, 5.71% due 08/25/67	6.71%	10/01/26	—	—
GCAT Trust 2023-NQM2, 6.60% due 11/25/67	7.60%	01/01/27	—	—
NYMT Loan Trust 2022-SP1, 5.25% due 07/25/62	8.25%	07/01/25	9.25%	07/01/26
OBX Trust 2023-NQM2, 6.80% due 01/25/62	7.80%	02/01/27	—	—
OBX Trust 2022-NQM8, 6.10% due 09/25/62	7.10%	10/01/26	—	—
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26	—	—
OSAT Trust 2021-RPL1, 2.12% due 05/25/65	5.12%	06/25/24	6.12%	06/25/25
Verus Securitization Trust 2022-8, 6.13% due 09/25/67	7.13%	10/01/26	—	—

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/22	Additions	Reductions	Transfers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/23	Shares 06/30/23	Investment Income	Capital Gain Distributions
Common Stocks
Aequi Acquisition Corp.*	$–	$–	$–	$8,470,586	$–	$1,770,773	$10,241,359	999,157	$–	$–
BP Holdco LLC *	22,763	–	–	–	–	25,455	48,218	37,539	–	–
Targus Group International Equity, Inc.*	32,125	–	(34,346)	–	29,321	(27,100)	–	–	–	–
Mutual Funds
Guggenheim Alpha Opportunity Fund — Institutional Class	24,848,949	168,796	–	–	–	3,031,332	28,049,077	1,017,008	168,796	–
Guggenheim Limited Duration Fund — R6-Class	–	121,763,195	–	–	–	(107,349)	121,655,846	5,150,544	1,732,317	–
Guggenheim Risk Managed Real Estate Fund — Institutional Class	67,397,011	3,377,924	(40,000,000)	–	2,012,260	(942,783)	31,844,412	1,051,665	890,871	2,486,971
Guggenheim Strategy Fund II	18,015,885	700,207	–	–	–	189,878	18,905,970	780,593	697,185	–
Guggenheim Strategy Fund III	17,512,927	15,121,021	–	–	–	178,023	32,811,971	1,353,071	1,005,552	–
Guggenheim Ultra Short Duration Fund — Institutional Class	45,783,897	1,668,136	–	–	–	674,364	48,126,397	4,946,187	1,661,272	–
	$173,613,557	$142,799,279	$(40,034,346)	$8,470,586	$2,041,581	$4,792,593	$291,683,250		$6,155,993	$2,486,971

*	Non-income producing security.

Market Neutral Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 53.0%
REITs - 53.0%
REITs-Diversified - 10.2%
Gaming and Leisure Properties, Inc.	35,920	$1,740,683
InvenTrust Properties Corp.	56,074	1,297,552
Digital Realty Trust, Inc.	7,959	906,291
American Tower Corp. — Class A	2,656	515,105
SBA Communications Corp.	2,103	487,391
Total REITs-Diversified		4,947,022
REITs-Apartments - 9.0%
AvalonBay Communities, Inc.	8,575	1,622,990
Equity Residential	22,684	1,496,464
Invitation Homes, Inc.	36,313	1,249,167
Total REITs-Apartments		4,368,621
REITs-Health Care - 6.8%
CareTrust REIT, Inc.	97,567	1,937,681
Ventas, Inc.	28,624	1,353,057
Total REITs-Health Care		3,290,738
REITs-Shopping Centers - 6.1%
Brixmor Property Group, Inc.	55,289	1,216,358
Kite Realty Group Trust	47,068	1,051,499
NETSTREIT Corp.	41,060	733,742
Total REITs-Shopping Centers		3,001,599
REITs-Single Tenant - 5.5%
Agree Realty Corp.	21,944	1,434,918
Four Corners Property Trust, Inc.	50,922	1,293,419
Total REITs-Single Tenant		2,728,337
REITs-Hotels - 4.6%
Ryman Hospitality Properties, Inc.	24,055	2,235,191
REITs-Warehouse/Industries - 4.4%
Rexford Industrial Realty, Inc.	41,141	2,148,383
REITs-Office Property - 4.3%
Alexandria Real Estate Equities, Inc.	10,498	1,191,418
Boston Properties, Inc.	8,371	482,086
Piedmont Office Realty Trust, Inc. — Class A	63,443	461,231
Total REITs-Office Property		2,134,735
REITs-Regional Malls - 2.1%
Simon Property Group, Inc.	8,905	1,028,349
Total REITs		25,882,975
Total Common Stocks
(Cost $26,405,853)		25,882,975

MONEY MARKET FUND† - 44.6%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares, 4.98%[1]	21,780,260	21,780,260
Total Money Market Fund
(Cost $21,780,260)		21,780,260
Total Investments - 97.6%
(Cost $48,186,113)		$47,663,235
Other Assets & Liabilities, net - 2.4%		1,171,499
Total Net Assets - 100.0%		$48,834,734

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation
OTC Custom Basket Swap Agreements Sold Short††
Goldman Sachs International	GS Equity Custom Basket	Receive	4.86% (Federal Funds Rate - 0.21%)	At Maturity	05/06/24	$13,771,265	$1,218,642
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Receive	4.75% (Federal Funds Rate - 0.32%)	At Maturity	07/22/24	13,771,257	1,217,778
						$27,542,522	$2,436,420

Market Neutral Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

GS EQUITY SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Douglas Emmett, Inc.	64,781	(5.91)%	$582,313
Broadstone Net Lease, Inc.	20,998	(2.35)%	239,619
Realty Income Corp.	20,729	(9.00)%	124,582
JBG SMITH Properties	46,852	(5.12)%	108,994
Camden Property Trust	3,480	(2.75)%	99,986
Essex Property Trust, Inc.	3,782	(6.43)%	98,228
Apartment Income REIT Corp.	10,964	(2.87)%	79,861
Necessity Retail REIT, Inc.	85,525	(4.20)%	73,116
Federal Realty Investment Trust	8,271	(5.81)%	30,971
Apple Hospitality REIT, Inc.	17,579	(1.93)%	21,528
Pebblebrook Hotel Trust	32,155	(3.25)%	12,516
Service Properties Trust	54,678	(3.45)%	11,302
Macerich Co.	43,842	(3.59)%	856
Sunstone Hotel Investors, Inc.	18,327	(1.35)%	(6,939)
Mid-America Apartment Communities, Inc.	4,482	(4.94)%	(19,282)
Equinix, Inc.	637	(3.63)%	(44,953)
Omega Healthcare Investors, Inc.	15,646	(3.49)%	(45,024)
Phillips Edison & Company, Inc.	38,554	(9.54)%	(93,647)
STAG Industrial, Inc.	34,720	(9.05)%	(126,824)
Welltower, Inc.	9,173	(5.39)%	(160,328)
Total Financial			986,875
Exchange-Traded Funds
Vanguard Real Estate ETF	9,802	(5.95)%	231,767
Total GS Equity Short Custom Basket			$1,218,642

Market Neutral Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

MS EQUITY SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Douglas Emmett, Inc.	64,781	(5.91)%	$580,603
Broadstone Net Lease, Inc.	20,998	(2.35)%	246,770
Realty Income Corp.	20,729	(9.00)%	125,456
JBG SMITH Properties	46,852	(5.12)%	111,022
Essex Property Trust, Inc.	3,782	(6.43)%	101,463
Camden Property Trust	3,480	(2.75)%	100,043
Apartment Income REIT Corp.	10,964	(2.87)%	80,227
Necessity Retail REIT, Inc.	85,525	(4.20)%	72,766
Federal Realty Investment Trust	8,271	(5.81)%	32,335
Apple Hospitality REIT, Inc.	17,579	(1.93)%	21,450
Pebblebrook Hotel Trust	32,155	(3.25)%	11,088
Service Properties Trust	54,678	(3.45)%	8,694
Sunstone Hotel Investors, Inc.	18,327	(1.35)%	(8,321)
Macerich Co.	43,842	(3.59)%	(16,121)
Mid-America Apartment Communities, Inc.	4,482	(4.94)%	(19,502)
Omega Healthcare Investors, Inc.	15,646	(3.49)%	(44,479)
Equinix, Inc.	637	(3.63)%	(45,015)
Phillips Edison & Company, Inc.	38,554	(9.54)%	(86,982)
STAG Industrial, Inc.	34,720	(9.05)%	(126,172)
Welltower, Inc.	9,173	(5.39)%	(159,447)
Total Financial			985,878
Exchange-Traded Funds
Vanguard Real Estate ETF	9,802	(5.95)%	231,900
Total MS Equity Short Custom Basket			$1,217,778

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Rate indicated is the 7-day yield as of June 30, 2023.

GS — Goldman Sachs International
MS — Morgan Stanley Capital Services LLC
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Market Neutral Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$25,882,975	$—	$—	$25,882,975
Money Market Fund	21,780,260	—	—	21,780,260
Equity Custom Basket Swap Agreements**	—	2,436,420	—	2,436,420
Total Assets	$47,663,235	$2,436,420	$—	$50,099,655

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
CLOSED-END FUNDS† - 5.3%
Nuveen California Quality Municipal Income Fund	49,986	$545,847
Invesco Trust for Investment Grade Municipals	40,355	391,847
BlackRock MuniVest Fund, Inc.	53,502	360,069
Invesco Municipal Trust	36,338	342,667
Nuveen AMT-Free Quality Municipal Income Fund	29,451	321,900
DWS Municipal Income Trust	36,925	317,924
BlackRock Municipal Income Fund, Inc.	11,571	132,372
BlackRock MuniHoldings California Quality Fund, Inc.	12,045	130,688
BlackRock Municipal Income Quality Trust	11,602	130,523
BlackRock MuniYield Quality Fund, Inc.	11,046	127,802
Total Closed-End Funds
(Cost $3,596,000)		2,801,639

MONEY MARKET FUND† - 1.0%
Dreyfus AMT-Free Tax Exempt Cash Management Fund — Institutional Shares, 3.86%[1]	505,392	505,392
Total Money Market Fund
(Cost $505,392)		505,392

	Face Amount
MUNICIPAL BONDS†† - 89.4%
California - 25.4%
El Camino Healthcare District General Obligation Unlimited
due 08/01/29[2]	$2,500,000	2,036,727
Stockton Unified School District General Obligation Unlimited
due 08/01/33[2]	2,000,000	1,406,168
due 08/01/37[2]	810,000	469,605
due 08/01/42[2]	250,000	111,701
Freddie Mac Multifamily ML Certificates Revenue Bonds
2.49% due 07/25/35	2,134,446	1,783,894
Los Angeles Department of Water & Power Revenue Bonds
5.00% due 07/01/50	1,000,000	1,086,207
San Diego Unified School District General Obligation Unlimited
due 07/01/39[2]	1,000,000	511,977
due 07/01/46[2]	1,360,000	497,223
College of the Sequoias Tulare Area Improvement District No. 3 General Obligation Unlimited
due 08/01/42[3,5]	1,000,000	747,409
Newport Mesa Unified School District General Obligation Unlimited
due 08/01/39[2]	1,300,000	676,021
Sonoma Valley Unified School District General Obligation Unlimited
4.00% due 08/01/44	600,000	600,996
Sierra Joint Community College District School Facilities District No. 1 General Obligation Unlimited
due 08/01/31[2]	705,000	544,982
California Statewide Communities Development Authority Revenue Bonds
5.25% due 08/15/52	500,000	532,514
Compton Unified School District General Obligation Unlimited
due 06/01/40[2]	1,000,000	448,559
Delhi Unified School District General Obligation Unlimited
5.00% due 08/01/44	250,000	263,074
Alameda Corridor Transportation Authority Revenue Bonds
due 10/01/51	500,000	252,715
Upland Unified School District General Obligation Unlimited
due 08/01/38[2]	400,000	213,610
El Monte Union High School District General Obligation Unlimited
due 06/01/43[2]	500,000	206,329
M-S-R Energy Authority Revenue Bonds
6.13% due 11/01/29	175,000	187,780
Westside Elementary School District General Obligation Unlimited
5.00% due 08/01/48	155,000	164,479
Rio Hondo Community College District General Obligation Unlimited
due 08/01/29[2]	200,000	164,405
Freddie Mac Multifamily VRD Certificates Revenue Bonds
2.40% due 10/15/29	150,000	138,573
Coast Community College District General Obligation Unlimited
due 08/01/40[2]	250,000	118,479
City of Los Angeles Department of Airports Revenue Bonds
5.00% due 05/15/44	100,000	107,590
Department of Veterans Affairs Veteran's Farm & Home Purchase Program Revenue Bonds
3.45% due 12/01/39	110,000	106,885
Buena Park School District General Obligation Unlimited
5.00% due 08/01/47	100,000	105,590

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount	Value
MUNICIPAL BONDS†† - 89.4% (continued)
California - 25.4% (continued)
Roseville Joint Union High School District General Obligation Unlimited
due 08/01/30[2]	$100,000	$79,685
Total California		13,563,177
Texas - 24.3%
Denton County Housing Finance Corp. Revenue Bonds
2.15% due 11/01/38	2,000,000	1,541,080
Ysleta Independent School District General Obligation Unlimited
4.00% due 08/15/52	1,400,000	1,331,139
Central Texas Regional Mobility Authority Revenue Bonds
5.00% due 01/01/45	1,250,000	1,311,945
Dallas Area Rapid Transit Revenue Bonds
5.00% due 12/01/25	1,005,000	1,049,320
City of Irving Texas General Obligation Limited
5.00% due 09/15/25	1,000,000	1,040,790
State of Texas General Obligation Unlimited
5.00% due 04/01/24	1,025,000	1,038,766
Bexar County Hospital District General Obligation Limited
5.00% due 02/15/47	1,000,000	1,034,703
Rockwall Independent School District General Obligation Unlimited
5.00% due 02/15/25	1,000,000	1,030,120
Cleveland Independent School District General Obligation Unlimited
4.00% due 02/15/52	1,000,000	971,996
North Texas Tollway Authority Revenue Bonds
due 01/01/36[2]	1,000,000	611,794
Southwest Independent School District General Obligation Unlimited
due 02/01/42[2]	500,000	232,853
Harris County-Houston Sports Authority Revenue Bonds
due 11/15/53[2]	1,000,000	218,689
Lindale Independent School District General Obligation Unlimited
5.00% due 02/15/49	200,000	212,991
United Independent School District General Obligation Unlimited
5.00% due 08/15/49	200,000	211,555
Clifton Higher Education Finance Corp. Revenue Bonds
4.00% due 08/15/33	200,000	204,581
Arlington Higher Education Finance Corp. Revenue Bonds
5.00% due 12/01/46	200,000	195,963
Grand Parkway Transportation Corp. Revenue Bonds
5.00% due 10/01/43	175,000	184,638
Texas Municipal Gas Acquisition and Supply Corporation I Revenue Bonds
6.25% due 12/15/26	115,000	119,829
Mansfield Independent School District General Obligation Unlimited
5.00% due 02/15/44	100,000	105,648
Hutto Independent School District General Obligation Unlimited
5.00% due 08/01/49	100,000	105,502
University of North Texas System Revenue Bonds
5.00% due 04/15/44	100,000	105,430
City of Arlington Texas Special Tax Revenue Special Tax
5.00% due 02/15/48	100,000	104,010
Tarrant County Health Facilities Development Corp. Revenue Bonds
6.00% due 09/01/24	5,000	5,039
Leander Independent School District General Obligation Unlimited
due 08/15/24[2]	5,000	2,844
Total Texas		12,971,225
New York - 4.0%
New York City Municipal Water Finance Authority Revenue Bonds
5.00% due 06/15/49	1,000,000	1,067,616
New York City Industrial Development Agency Revenue Bonds
4.00% due 03/01/32	500,000	520,232
New York State Dormitory Authority Revenue Bonds
4.00% due 08/01/43	250,000	248,279
New York Transportation Development Corp. Revenue Bonds
5.00% due 07/01/34	200,000	200,930
New York Power Authority Revenue Bonds
4.00% due 11/15/45	100,000	98,805
Total New York		2,135,862
New Jersey - 3.2%
State of New Jersey General Obligation Unlimited
5.00% due 06/01/26	1,070,000	1,128,099
New Jersey Turnpike Authority Revenue Bonds
5.00% due 01/01/31	300,000	326,677

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount	Value
MUNICIPAL BONDS†† - 89.4% (continued)
New Jersey - 3.2% (continued)
New Jersey Economic Development Authority Revenue Bonds
5.00% due 06/01/28	$250,000	$264,717
Total New Jersey		1,719,493
Ohio - 3.1%
Dayton-Montgomery County Port Authority Revenue Bonds
1.83% due 09/01/38	1,600,000	1,207,792
County of Miami Ohio Revenue Bonds
5.00% due 08/01/33	200,000	213,927
American Municipal Power, Inc. Revenue Bonds
5.00% due 02/15/41	200,000	203,399
Total Ohio		1,625,118
Tennessee - 2.9%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds
2.25% due 07/01/45	1,500,000	1,012,707
City of Shelbyville & Bedford County Health Educational & Housing Facility Board Revenue Bonds
2.21% due 06/01/38	500,000	394,275
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds
2.48% due 12/01/37	200,000	160,591
Total Tennessee		1,567,573
Oregon - 2.8%
Clackamas & Washington Counties School District No. 3 General Obligation Unlimited
due 06/15/48[2]	2,000,000	602,661
due 06/15/50[2]	400,000	108,422
due 06/15/49[2]	350,000	100,022
Salem-Keizer School District No. 24J General Obligation Unlimited
due 06/15/40[2]	1,250,000	598,172
University of Oregon Revenue Bonds
5.00% due 04/01/48	100,000	104,857
Total Oregon		1,514,134
Arizona - 2.7%
Arizona Industrial Development Authority Revenue Bonds
2.12% due 07/01/37	1,148,100	879,071
Maricopa County Industrial Development Authority Revenue Bonds
5.00% due 01/01/41	250,000	259,719
Salt Verde Financial Corp. Revenue Bonds
5.00% due 12/01/32	200,000	212,222
Pinal County Elementary School District No. 4 Casa Grande General Obligation Unlimited
5.00% due 07/01/37	100,000	107,979
Total Arizona		1,458,991
Colorado - 2.4%
E-470 Public Highway Authority Revenue Bonds
5.00% due 09/01/36	650,000	722,146
City & County of Denver Colorado Airport System Revenue Bonds
5.00% due 12/01/28	200,000	214,283
City & County of Denver Colorado Pledged Excise Tax Revenue Bonds
due 08/01/30[2]	200,000	153,299
Colorado Educational & Cultural Facilities Authority Revenue Bonds
5.00% due 03/01/47	110,000	114,789
Colorado School of Mines Revenue Bonds
5.00% due 12/01/47	100,000	105,137
Total Colorado		1,309,654
Virginia – 2.4%
Freddie Mac Multifamily Variable Rate Certificate Revenue Bonds
3.15% due 10/15/36	1,285,000	1,103,104
Loudoun County Economic Development Authority Revenue Bonds
due 07/01/49[2]	500,000	157,826
Total Virginia		1,260,930
North Carolina - 1.9%
Inlivian Revenue Bonds
2.02% due 04/01/42	1,000,000	700,447
North Carolina Central University Revenue Bonds
5.00% due 04/01/44	300,000	318,279
Total North Carolina		1,018,726
District of Columbia - 1.9%
District of Columbia Revenue Bonds
4.00% due 03/01/39	1,000,000	1,013,246
West Virginia - 1.8%
West Virginia University Revenue Bonds
5.00% due 10/01/41	600,000	656,523
West Virginia Hospital Finance Authority Revenue Bonds
5.00% due 06/01/42	300,000	303,726
Total West Virginia		960,249
Illinois - 1.7%
City of Chicago Illinois Wastewater Transmission Revenue Bonds
5.25% due 01/01/42	400,000	418,552

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount	Value
MUNICIPAL BONDS†† - 89.4% (continued)
Illinois - 1.7% (continued)
Illinois Finance Authority Revenue Bonds
5.00% due 10/01/38	$250,000	$298,037
University of Illinois Revenue Bonds
6.00% due 10/01/29	200,000	201,441
Total Illinois		918,030
Washington - 1.5%
Yakima & Kittitas Counties School District No. 119 Selah General Obligation Unlimited
5.00% due 12/01/42	200,000	212,969
County of King Washington Sewer Revenue Bonds
5.00% due 07/01/42	200,000	209,770
Central Puget Sound Regional Transit Authority Revenue Bonds
5.00% due 11/01/41	200,000	208,378
Washington State Convention Center Public Facilities District Revenue Bonds
4.00% due 07/01/48	210,000	183,834
Total Washington		814,951
Oklahoma - 1.1%
Oklahoma Development Finance Authority Revenue Bonds
5.00% due 08/15/28	350,000	346,974
Oklahoma City Airport Trust Revenue Bonds
5.00% due 07/01/30	200,000	213,751
Total Oklahoma		560,725
Michigan – 0.9%
Michigan State Hospital Finance Authority Revenue Bonds
5.00% due 11/15/47	200,000	203,676
Michigan State Housing Development Authority Revenue Bonds
3.35% due 12/01/34	200,000	191,801
Flint Hospital Building Authority Revenue Bonds
5.00% due 07/01/25	100,000	100,580
Total Michigan		496,057
Missouri - 0.7%
Industrial Development Authority of the City of State Louis Missouri Revenue Bonds
2.22% due 12/01/38	489,101	373,781
Arkansas - 0.6%
County of Baxter Arkansas Revenue Bonds
5.00% due 09/01/26	330,000	340,471
Louisiana - 0.5%
City of Shreveport Louisiana Water & Sewer Revenue Bonds
5.00% due 12/01/35	250,000	270,885
Louisiana Public Facilities Authority Revenue Bonds
5.00% due 05/15/26	5,000	5,203
Total Louisiana		276,088
Alaska - 0.5%
University of Alaska Revenue Bonds
5.00% due 10/01/40	260,000	265,295
South Carolina - 0.4%
Charleston County Airport District Revenue Bonds
5.00% due 07/01/43	200,000	212,524
Nebraska - 0.4%
Central Plains Energy Project Revenue Bonds
5.00% due 09/01/29	200,000	210,368
Vermont - 0.4%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds
5.00% due 12/01/46	200,000	202,855
Connecticut - 0.4%
New Haven Housing Authority Revenue Bonds
2.26% due 05/01/38	244,528	191,878
Massachusetts - 0.3%
Massachusetts Development Finance Agency Revenue Bonds
5.00% due 10/01/34	150,000	163,520
Pennsylvania - 0.2%
Allegheny County Hospital Development Authority Revenue Bonds
5.00% due 07/15/32	100,000	109,796
Rhode Island - 0.2%
Rhode Island Health and Educational Building Corp. Revenue Bonds
5.00% due 05/15/42	100,000	108,614
Florida - 0.2%
Greater Orlando Aviation Authority Revenue Bonds
5.00% due 10/01/32	100,000	108,317
Montana - 0.2%
Montana State Board of Regents Revenue Bonds
5.00% due 11/15/43	100,000	105,104

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount	Value
MUNICIPAL BONDS†† - 89.4% (continued)
Kansas - 0.2%
University of Kansas Hospital Authority Revenue Bonds
5.00% due 09/01/48	$100,000	$104,665
Iowa - 0.2%
PEFA, Inc. Revenue Bonds
5.00% due 09/01/26[4]	100,000	101,961
New Mexico - 0.0%
City of Albuquerque New Mexico Gross Receipts Tax Revenue Bonds
5.00% due 07/01/25	20,000	20,183
Maryland - 0.0%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
5.00% due 07/01/27	5,000	5,131
Total Municipal Bonds
(Cost $54,430,420)		47,808,692

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 2.8%
Government Agency - 2.8%
Freddie Mac Multifamily
1.90% due 11/25/37	1,939,351	1,478,559
Total Collateralized Mortgage Obligations
(Cost $1,987,934)		1,478,559
Total Investments - 98.5%
(Cost $60,519,746)		$52,594,282
Other Assets & Liabilities, net - 1.5%		811,037
Total Net Assets - 100.0%		$53,405,319

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.67%	Quarterly	09/27/51	$2,550,000	$818,631	$(758)	$819,389
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.14%	Annually	04/12/33	1,000,000	40,317	301	40,016
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.44%	Annually	06/29/33	1,100,000	10,858	309	10,549
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.45%	Annually	06/06/33	800,000	7,220	304	6,916
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.26%	Annually	05/24/53	1,150,000	(17,570)	319	(17,889)
								$859,456	$475	$858,981

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Rate indicated is the 7-day yield as of June 30, 2023.
2	Zero coupon rate security.
3	Security is a step up/down bond with a 6.85% coupon rate until 08/31/2032.
4

The rate is adjusted periodically by the counterparty, allows the holder to tender the security upon a rate reset, and is not based upon a set reference rate and spread. Rate indicated is the rate effective at June 30, 2023.

5	Security has no current coupon. However, a coupon rate will come into effect at a future rate reset date.

BofA — Bank of America

CME — Chicago Mercantile Exchange

See Sector Classification in Other Information section.

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Closed-End Funds	$2,801,639	$—	$—	$2,801,639
Money Market Fund	505,392	—	—	505,392
Municipal Bonds	—	47,808,692	—	47,808,692
Collateralized Mortgage Obligations	—	1,478,559	—	1,478,559
Interest Rate Swap Agreements**	—	876,870	—	876,870
Total Assets	$3,307,031	$50,164,121	$—	$53,471,152

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swap Agreements**	$—	$17,889	$—	$17,889

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 94.5%
REITs - 94.5%
REITs-Diversified - 18.0%
Equinix, Inc.	33,073	$25,927,248
VICI Properties, Inc.	368,481	11,581,358
Digital Realty Trust, Inc.	94,866	10,802,391
Gaming and Leisure Properties, Inc.	191,525	9,281,302
WP Carey, Inc.	71,724	4,845,673
InvenTrust Properties Corp.	179,198	4,146,642
American Tower Corp. — Class A	11,593	2,248,346
SBA Communications Corp.	8,633	2,000,784
EPR Properties	25,303	1,184,180
Total REITs-Diversified		72,017,924
REITs-Warehouse/Industries - 15.3%
Prologis, Inc.	372,167	45,638,840
Rexford Industrial Realty, Inc.	164,211	8,575,098
Americold Realty Trust, Inc.	94,685	3,058,326
First Industrial Realty Trust, Inc.	45,724	2,406,911
Terreno Realty Corp.	26,647	1,601,485
Total REITs-Warehouse/Industries		61,280,660
REITs-Apartments - 14.9%
AvalonBay Communities, Inc.	84,860	16,061,452
Equity Residential	226,004	14,909,484
Invitation Homes, Inc.	343,523	11,817,191
Essex Property Trust, Inc.	18,778	4,399,685
UDR, Inc.	90,352	3,881,522
American Homes 4 Rent — Class A	102,406	3,630,293
Mid-America Apartment Communities, Inc.	22,364	3,396,197
Camden Property Trust	15,490	1,686,396
Total REITs-Apartments		59,782,220
REITs-Health Care - 10.4%
Ventas, Inc.	243,059	11,489,399
Welltower, Inc.	138,716	11,220,737
CareTrust REIT, Inc.	292,957	5,818,126
Healthpeak Properties, Inc.	211,585	4,252,859
Sabra Health Care REIT, Inc.	320,068	3,767,200
Healthcare Realty Trust, Inc.	141,655	2,671,613
Medical Properties Trust, Inc.	219,555	2,033,079
Total REITs-Health Care		41,253,013
REITs-Storage - 9.8%
Public Storage	64,244	18,751,539
Extra Space Storage, Inc.	47,218	7,028,399
Life Storage, Inc.	45,475	6,046,356
Iron Mountain, Inc.	104,498	5,937,576
National Storage Affiliates Trust	31,828	1,108,569
Total REITs-Storage		38,872,439
REITs-Shopping Centers - 6.2%
Brixmor Property Group, Inc.	265,201	5,834,422
Kite Realty Group Trust	232,403	5,191,883
Kimco Realty Corp.	231,309	4,561,413
Regency Centers Corp.	62,459	3,858,092
NETSTREIT Corp.	204,476	3,653,986
Federal Realty Investment Trust	10,958	1,060,406
Acadia Realty Trust	33,919	488,094
Total REITs-Shopping Centers		24,648,296
REITs-Single Tenant - 5.4%
Realty Income Corp.	146,835	8,779,265
Agree Realty Corp.	93,263	6,098,468
Four Corners Property Trust, Inc.	190,844	4,847,438
NNN REIT, Inc.	49,460	2,116,393
Total REITs-Single Tenant		21,841,564
REITs-Office Property - 5.2%
Alexandria Real Estate Equities, Inc.	91,714	10,408,622
Boston Properties, Inc.	85,320	4,913,579
Piedmont Office Realty Trust, Inc. — Class A	241,306	1,754,295
Cousins Properties, Inc.	61,015	1,391,142
Kilroy Realty Corp.	43,532	1,309,878
Highwoods Properties, Inc.	38,004	908,676
Empire State Realty Trust, Inc. — Class A	52,000	389,480
Hudson Pacific Properties, Inc.	54,938	231,838
Total REITs-Office Property		21,307,510
REITs-Regional Malls - 3.7%
Simon Property Group, Inc.	129,731	14,981,336
REITs-Hotels - 3.0%
Ryman Hospitality Properties, Inc.	68,824	6,395,126
Host Hotels & Resorts, Inc.	136,076	2,290,159
DiamondRock Hospitality Co.	158,290	1,267,903
Park Hotels & Resorts, Inc.	82,980	1,063,804
Pebblebrook Hotel Trust	47,019	655,445
Total REITs-Hotels		11,672,437
REITs-Manufactured Homes - 2.6%
Sun Communities, Inc.	46,492	6,065,346
Equity LifeStyle Properties, Inc.	63,954	4,277,883
Total REITs-Manufactured Homes		10,343,229
Total REITs		378,000,628
Total Common Stocks
(Cost $393,907,674)		378,000,628

MONEY MARKET FUND† - 3.6%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.96%[1]	14,240,526	14,240,526
Total Money Market Fund
(Cost $14,240,526)		14,240,526
Total Investments - 98.1%
(Cost $408,148,200)		$392,241,154

COMMON STOCKS SOLD SHORT† - (6.6)%
REITs - (6.6)%
REITs-Regional Malls - (0.3)%
Macerich Co.	89,075	(1,003,875)
REITs-Health Care - (0.6)%
Omega Healthcare Investors, Inc.	32,152	(986,745)
Welltower, Inc.	18,832	(1,523,320)
Total REITs-Health Care		(2,510,065)
REITs-Single Tenant - (0.6)%
Realty Income Corp.	42,556	(2,544,423)

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS SOLD SHORT† - (6.6)% (continued)
REITs - (6.6)% (continued)
REITs-Warehouse/Industries - (0.6)%
STAG Industrial, Inc.	71,279	$(2,557,491)
REITs-Hotels - (0.6)%
Sunstone Hotel Investors, Inc.	33,235	(336,338)
Apple Hospitality REIT, Inc.	37,441	(565,733)
Pebblebrook Hotel Trust	66,079	(921,141)
Service Properties Trust	111,066	(965,164)
Total REITs-Hotels		(2,788,376)
REITs-Diversified - (0.8)%
Broadstone Net Lease, Inc.	43,112	(665,649)
Equinix, Inc.	1,308	(1,025,394)
Necessity Retail REIT, Inc.	182,555	(1,234,072)
Total REITs-Diversified		(2,925,115)
REITs-Office Property - (0.7)%
JBG SMITH Properties	84,962	(1,277,828)
Douglas Emmett, Inc.	133,125	(1,673,381)
Total REITs-Office Property		(2,951,209)
REITs-Shopping Centers - (1.1)%
Federal Realty Investment Trust	16,997	(1,644,800)
Phillips Edison & Company, Inc.	79,151	(2,697,466)
Total REITs-Shopping Centers		(4,342,266)
REITs-Apartments - (1.3)%
Camden Property Trust	7,146	(777,985)
Apartment Income REIT Corp.	22,508	(812,314)
Mid-America Apartment Communities, Inc.	9,202	(1,397,416)
Essex Property Trust, Inc.	7,765	(1,819,339)
Total REITs-Apartments		(4,807,054)
Total REITs		(26,429,874)
Total Common Stocks Sold Short
(Proceeds $29,478,315)		(26,429,874)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (0.4)%
Vanguard Real Estate ETF	20,247	(1,691,839)
Total Exchange-Traded Funds Sold Short
(Proceeds $1,838,587)		(1,691,839)
Total Securities Sold Short - (7.0)%
(Proceeds $31,316,902)		$(28,121,713)
Other Assets & Liabilities, net - 8.9%		35,594,057
Total Net Assets - 100.0%		$399,713,498

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Pay	5.47% (Federal Funds Rate + 0.40%)	At Maturity	06/12/24	$23,154,340	$(45,653)
Goldman Sachs International	GS Equity Custom Basket	Pay	5.52% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	23,154,348	(64,737)
						$46,308,688	$(110,390)
OTC Custom Basket Swap Agreements Sold Short††
Goldman Sachs International	GS Equity Custom Basket	Receive	4.86% (Federal Funds Rate - 0.21%)	At Maturity	05/06/24	$24,690,428	$4,083,998
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Receive	4.75% (Federal Funds Rate - 0.32%)	At Maturity	06/12/24	24,690,418	4,082,279
						$49,380,846	$8,166,277

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

GS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Ryman Hospitality Properties, Inc.	21,529	8.65%	$328,752
Gaming and Leisure Properties, Inc.	32,148	6.73%	299,356
Digital Realty Trust, Inc.	7,123	3.50%	152,085
AvalonBay Communities, Inc.	7,675	6.27%	146,974
CareTrust REIT, Inc.	87,322	7.49%	140,748
Ventas, Inc.	25,618	5.23%	95,372
Equity Residential	20,302	5.78%	85,785
Kite Realty Group Trust	42,126	4.06%	67,887
Brixmor Property Group, Inc.	49,484	4.70%	47,751
Simon Property Group, Inc.	7,876	3.93%	25,276
Invitation Homes, Inc.	32,500	4.83%	4,480
InvenTrust Properties Corp.	50,186	5.02%	2,867
Agree Realty Corp.	19,640	5.55%	(41,520)
NETSTREIT Corp.	36,749	2.84%	(58,729)
Four Corners Property Trust, Inc.	45,575	5.00%	(90,637)
American Tower Corp. — Class A	2,377	1.99%	(117,985)
SBA Communications Corp.	1,882	1.88%	(155,036)
Boston Properties, Inc.	7,492	1.86%	(172,939)
Rexford Industrial Realty, Inc.	36,821	8.30%	(203,744)
Piedmont Office Realty Trust, Inc. — Class A	56,781	1.78%	(242,513)
Alexandria Real Estate Equities, Inc.	9,396	4.61%	(378,967)
Total Financial			(64,737)
Total GS Equity Long Custom Basket			$(64,737)

GS EQUITY SHORT CUSTOM BASKET
Financial
Douglas Emmett, Inc.	115,957	(5.91)%	1,494,435
Broadstone Net Lease, Inc.	37,587	(2.35)%	451,327
Realty Income Corp.	37,104	(8.99)%	376,928
Apartment Income REIT Corp.	19,625	(2.87)%	282,894
Essex Property Trust, Inc.	6,770	(6.42)%	254,136
Camden Property Trust	6,230	(2.75)%	251,326
Necessity Retail REIT, Inc.	159,014	(4.35)%	243,834
Mid-America Apartment Communities, Inc.	8,023	(4.93)%	233,084
JBG SMITH Properties	83,865	(5.11)%	213,568
Federal Realty Investment Trust	14,805	(5.80)%	78,000
Apple Hospitality REIT, Inc.	32,684	(2.00)%	73,842
STAG Industrial, Inc.	62,148	(9.03)%	37,229
Service Properties Trust	96,957	(3.41)%	29,244
Pebblebrook Hotel Trust	57,558	(3.25)%	24,892
Macerich Co.	77,550	(3.54)%	1,513
Sunstone Hotel Investors, Inc.	32,806	(1.34)%	(18,934)
Phillips Edison & Company, Inc.	69,011	(9.53)%	(62,792)
Equinix, Inc.	1,140	(3.62)%	(82,080)
Omega Healthcare Investors, Inc.	28,006	(3.48)%	(82,233)
Welltower, Inc.	16,419	(5.38)%	(278,999)
Total Financial			3,521,214
Exchange-Traded Funds
Vanguard Real Estate ETF	17,546	(5.94)%	562,784
Total GS Equity Short Custom Basket			$4,083,998

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

MS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Ryman Hospitality Properties, Inc.	21,529	8.65%	$328,013
Gaming and Leisure Properties, Inc.	32,148	6.73%	298,764
Digital Realty Trust, Inc.	7,123	3.50%	152,556
AvalonBay Communities, Inc.	7,675	6.27%	147,324
CareTrust REIT, Inc.	87,322	7.49%	141,280
Ventas, Inc.	25,618	5.23%	95,307
Equity Residential	20,302	5.78%	89,256
Kite Realty Group Trust	42,126	4.06%	63,082
Brixmor Property Group, Inc.	49,484	4.70%	47,503
Simon Property Group, Inc.	7,876	3.93%	38,738
Invitation Homes, Inc.	32,500	4.83%	9,451
InvenTrust Properties Corp.	50,186	5.02%	(1,869)
Agree Realty Corp.	19,640	5.55%	(34,895)
NETSTREIT Corp.	36,749	2.84%	(58,403)
Four Corners Property Trust, Inc.	45,575	5.00%	(87,810)
American Tower Corp. — Class A	2,377	1.99%	(118,055)
SBA Communications Corp.	1,882	1.88%	(155,441)
Boston Properties, Inc.	7,492	1.86%	(171,917)
Rexford Industrial Realty, Inc.	36,821	8.30%	(205,510)
Piedmont Office Realty Trust, Inc. — Class A	56,781	1.78%	(243,421)
Alexandria Real Estate Equities, Inc.	9,396	4.61%	(379,606)
Total Financial			(45,653)
Total MS Equity Long Custom Basket			$(45,653)

MS EQUITY SHORT CUSTOM BASKET
Financial
Douglas Emmett, Inc.	115,957	(5.91)%	1,490,807
Broadstone Net Lease, Inc.	37,587	(2.35)%	457,904
Realty Income Corp.	37,104	(8.99)%	376,548
Apartment Income REIT Corp.	19,625	(2.87)%	283,107
Essex Property Trust, Inc.	6,770	(6.42)%	263,157
Camden Property Trust	6,230	(2.75)%	251,122
Necessity Retail REIT, Inc.	159,014	(4.35)%	241,613
Mid-America Apartment Communities, Inc.	8,023	(4.93)%	231,955
JBG SMITH Properties	83,865	(5.11)%	217,759
Apple Hospitality REIT, Inc.	32,684	(2.00)%	85,090
Federal Realty Investment Trust	14,805	(5.80)%	80,400
STAG Industrial, Inc.	62,148	(9.03)%	39,105
Pebblebrook Hotel Trust	57,558	(3.25)%	23,065
Service Properties Trust	96,957	(3.41)%	22,736
Sunstone Hotel Investors, Inc.	32,806	(1.34)%	(21,898)
Macerich Co.	77,550	(3.54)%	(28,515)
Phillips Edison & Company, Inc.	69,011	(9.53)%	(54,132)
Omega Healthcare Investors, Inc.	28,006	(3.48)%	(81,212)
Equinix, Inc.	1,140	(3.62)%	(82,194)
Welltower, Inc.	16,419	(5.38)%	(276,766)
Total Financial			3,519,651
Exchange-Traded Funds
Vanguard Real Estate ETF	17,546	(5.94)%	562,628
Total MS Equity Short Custom Basket			$4,082,279

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Rate indicated is the 7-day yield as of June 30, 2023.

GS — Goldman Sachs International
MS — Morgan Stanley Capital Services LLC
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$378,000,628	$—	$—	$378,000,628
Money Market Fund	14,240,526	—	—	14,240,526
Equity Custom Basket Swap Agreements**	—	8,166,277	—	8,166,277
Total Assets	$392,241,154	$8,166,277	$—	$400,407,431

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks Sold Short	$26,429,874	$—	$—	$26,429,874
Exchange-Traded Funds Sold Short	1,691,839	—	—	1,691,839
Equity Custom Basket Swap Agreements**	—	110,390	—	110,390
Total Liabilities	$28,121,713	$110,390	$—	$28,232,103

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 92.2%
Financial - 24.4%
Hancock Whitney Corp.	2,529	$97,063
Old National Bancorp	5,798	80,824
STAG Industrial, Inc. REIT	2,236	80,228
Physicians Realty Trust REIT	5,677	79,421
Stifel Financial Corp.	1,310	78,168
Banc of California, Inc.	6,382	73,903
Texas Capital Bancshares, Inc.*	1,416	72,924
Cathay General Bancorp	2,183	70,271
Axis Capital Holdings Ltd.	1,227	66,050
MGIC Investment Corp.	4,082	64,455
Unum Group	1,349	64,347
First Merchants Corp.	2,250	63,517
LXP Industrial Trust REIT	6,239	60,830
Hanmi Financial Corp.	3,786	56,525
Prosperity Bancshares, Inc.	950	53,656
First American Financial Corp.	917	52,287
Apple Hospitality REIT, Inc.	3,424	51,737
Stewart Information Services Corp.	1,252	51,507
Simmons First National Corp. — Class A	2,631	45,385
Old Republic International Corp.	1,359	34,206
UMB Financial Corp.	550	33,495
Sunstone Hotel Investors, Inc. REIT	3,160	31,979
Independent Bank Group, Inc.	894	30,870
Synovus Financial Corp.	1,019	30,825
United Bankshares, Inc.	965	28,631
First Hawaiian, Inc.	1,566	28,204
United Community Banks, Inc.	1,034	25,840
RMR Group, Inc. — Class A	808	18,721
Piedmont Office Realty Trust, Inc. — Class A REIT	2,333	16,961
Heritage Insurance Holdings, Inc.*	3,039	11,700
Total Financial		1,554,530
Industrial - 22.9%
GATX Corp.	804	103,507
Kirby Corp.*	1,258	96,803
Arcosa, Inc.	1,176	89,105
Summit Materials, Inc. — Class A*	2,200	83,270
Advanced Energy Industries, Inc.	685	76,344
Knight-Swift Transportation Holdings, Inc.	1,312	72,895
Daseke, Inc.*	10,189	72,647
Moog, Inc. — Class A	612	66,359
Coherent Corp.*	1,293	65,917
Belden, Inc.	656	62,746
Sonoco Products Co.	1,056	62,325
PGT Innovations, Inc.*	2,064	60,165
Mercury Systems, Inc.*	1,725	59,668
Littelfuse, Inc.	186	54,184
MDU Resources Group, Inc.	2,521	52,790
Terex Corp.	871	52,112
EnerSys	479	51,981
Curtiss-Wright Corp.	277	50,874
Esab Corp.	723	48,108
Graphic Packaging Holding Co.	1,832	44,023
Park Aerospace Corp.	3,067	42,325
AZEK Company, Inc.*	1,151	34,864
Stoneridge, Inc.*	1,539	29,010
Knife River Corp.*	630	27,405
Total Industrial		1,459,427
Consumer, Cyclical - 11.7%
Rush Enterprises, Inc. — Class A	2,097	127,372
H&E Equipment Services, Inc.	2,549	116,617
MSC Industrial Direct Company, Inc. — Class A	1,203	114,622
Alaska Air Group, Inc.*	1,840	97,851
Meritage Homes Corp.	316	44,957
Hawaiian Holdings, Inc.*	3,535	38,072
Methode Electronics, Inc.	1,061	35,565
MarineMax, Inc.*	953	32,554
Whirlpool Corp.	217	32,288
Lakeland Industries, Inc.	2,200	31,658
Macy's, Inc.	1,563	25,086
Leggett & Platt, Inc.	815	24,140
Newell Brands, Inc.	2,523	21,950
Total Consumer, Cyclical		742,732
Consumer, Non-cyclical - 11.4%
Euronet Worldwide, Inc.*	1,158	135,914
Encompass Health Corp.	1,639	110,977
Enovis Corp.*	977	62,645
Central Garden & Pet Co. — Class A*	1,622	59,138
LivaNova plc*	1,110	57,087
Certara, Inc.*	2,892	52,663
Ingredion, Inc.	472	50,009
ICF International, Inc.	337	41,919
Addus HomeCare Corp.*	339	31,425
Integer Holdings Corp.*	351	31,102
Perdoceo Education Corp.*	2,250	27,608
Azenta, Inc.*	589	27,495
Pacira BioSciences, Inc.*	525	21,037
Ironwood Pharmaceuticals, Inc. — Class A*	1,869	19,886
Total Consumer, Non-cyclical		728,905
Energy - 6.6%
Pioneer Natural Resources Co.	930	192,677
CNX Resources Corp.*	4,253	75,363
Murphy Oil Corp.	1,643	62,927
Baytex Energy Corp.*	11,369	37,063
Diamondback Energy, Inc.	217	28,505
Patterson-UTI Energy, Inc.	2,075	24,838
Total Energy		421,373
Utilities - 5.2%
OGE Energy Corp.	3,157	113,368
Black Hills Corp.	1,479	89,124
Spire, Inc.	810	51,387
ALLETE, Inc.	647	37,507
Avista Corp.	949	37,267
Total Utilities		328,653
Technology - 4.5%
Science Applications International Corp.	780	87,735
Amkor Technology, Inc.	2,779	82,675
MACOM Technology Solutions Holdings, Inc.*	780	51,114

Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 92.2% (continued)
Technology - 4.5% (continued)
Conduent, Inc.*	10,323	$35,098
Silicon Laboratories, Inc.*	180	28,393
Total Technology		285,015
Basic Materials - 4.0%
Huntsman Corp.	3,094	83,600
Avient Corp.	1,669	68,262
Ashland, Inc.	668	58,056
Commercial Metals Co.	865	45,551
Total Basic Materials		255,469
Communications - 1.5%
TEGNA, Inc.	2,240	36,378
Ciena Corp.*	799	33,949
Gray Television, Inc.	2,934	23,120
Total Communications		93,447
Total Common Stocks
(Cost $5,799,627)		5,869,551

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
Thermoenergy Corp.*,1	6,250	–
Total Convertible Preferred Stocks
(Cost $5,968)		–

RIGHTS† - 0.1%
Basic Materials - 0.1%
Pan American Silver Corp.*	17,705	9,031
Total Rights
(Cost $–)		9,031

EXCHANGE-TRADED FUNDS† - 5.2%
SPDR S&P Biotech ETF	2,005	166,816
iShares Russell 2000 Value ETF	1,156	162,765
Total Exchange-Traded Funds
(Cost $316,341)		329,581

MONEY MARKET FUND† - 3.1%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.96%[2]	194,196	194,196
Total Money Market Fund
(Cost $194,196)		194,196
Total Investments - 100.6%
(Cost $6,316,132)		$6,402,359
Other Assets & Liabilities, net - (0.6)%		(37,280)
Total Net Assets - 100.0%		$6,365,079

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
2	Rate indicated is the 7-day yield as of June 30, 2023.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$5,869,551	$—	$—		$5,869,551
Convertible Preferred Stocks	—	—	—	*	—
Rights	9,031	—	—		9,031
Exchange-Traded Funds	329,581	—	—		329,581
Money Market Fund	194,196	—	—		194,196
Total Assets	$6,402,359	$—	$—		$6,402,359

*	Security has a market value of $0.

SMid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 98.5%
Industrial - 25.5%
Kirby Corp.*	90,242	$6,944,122
Curtiss-Wright Corp.	37,616	6,908,555
Graphic Packaging Holding Co.	279,720	6,721,672
Littelfuse, Inc.	19,339	5,633,644
Knight-Swift Transportation Holdings, Inc.	99,408	5,523,109
Summit Materials, Inc. — Class A*	141,380	5,351,233
Johnson Controls International plc	76,754	5,230,018
Advanced Energy Industries, Inc.	42,919	4,783,323
Teledyne Technologies, Inc.*	11,570	4,756,543
PGT Innovations, Inc.*	161,297	4,701,808
Arcosa, Inc.	55,422	4,199,325
Daseke, Inc.*	576,933	4,113,532
Coherent Corp.*	72,415	3,691,717
GATX Corp.	27,068	3,484,734
Terex Corp.	56,576	3,384,942
MDU Resources Group, Inc.	160,895	3,369,141
EnerSys	26,876	2,916,584
Esab Corp.	41,571	2,766,134
Park Aerospace Corp.	174,887	2,413,440
AZEK Company, Inc.*	73,980	2,240,854
Plexus Corp.*	22,485	2,208,926
Mercury Systems, Inc.*	62,061	2,146,690
Sonoco Products Co.	34,129	2,014,293
Knife River Corp.*	40,223	1,749,700
Stoneridge, Inc.*	82,637	1,557,707
Total Industrial		98,811,746
Financial - 20.1%
Unum Group	228,069	10,878,891
Prosperity Bancshares, Inc.	108,788	6,144,346
Stifel Financial Corp.	82,644	4,931,368
Old Republic International Corp.	178,191	4,485,068
Texas Capital Bancshares, Inc.*	83,797	4,315,546
Jefferies Financial Group, Inc.	122,785	4,072,778
Axis Capital Holdings Ltd.	70,346	3,786,725
Physicians Realty Trust REIT	269,332	3,767,954
First Merchants Corp.	132,480	3,739,910
First American Financial Corp.	57,283	3,266,277
Sun Communities, Inc. REIT	24,554	3,203,315
Alexandria Real Estate Equities, Inc. REIT	27,079	3,073,196
Markel Group, Inc.*	2,178	3,012,566
Hancock Whitney Corp.	77,597	2,978,173
Ventas, Inc. REIT	61,227	2,894,200
Apple Hospitality REIT, Inc.	191,498	2,893,535
Gaming and Leisure Properties, Inc. REIT	46,248	2,241,178
UMB Financial Corp.	34,410	2,095,569
Stewart Information Services Corp.	49,893	2,052,598
Synovus Financial Corp.	61,975	1,874,744
United Bankshares, Inc.	49,223	1,460,446
Heritage Insurance Holdings, Inc.*	146,821	565,261
Total Financial		77,733,644
Consumer, Non-cyclical - 16.0%
Ingredion, Inc.	87,551	9,276,029
Euronet Worldwide, Inc.*	66,598	7,816,607
Bunge Ltd.	82,139	7,749,815
Encompass Health Corp.	96,089	6,506,186
Henry Schein, Inc.*	59,134	4,795,767
Integer Holdings Corp.*	53,596	4,749,142
Enovis Corp.*	63,654	4,081,494
Central Garden & Pet Co. — Class A*	100,456	3,662,626
ICF International, Inc.	19,374	2,409,932
Quest Diagnostics, Inc.	15,093	2,121,472
LivaNova plc*	39,390	2,025,828
Certara, Inc.*	109,254	1,989,515
Azenta, Inc.*	33,889	1,581,938
Ironwood Pharmaceuticals, Inc. — Class A*	101,303	1,077,864
Pacira BioSciences, Inc.*	26,794	1,073,636
Jazz Pharmaceuticals plc*	7,906	980,107
Total Consumer, Non-cyclical		61,897,958
Consumer, Cyclical - 8.3%
MSC Industrial Direct Company, Inc. — Class A	75,691	7,211,839
H&E Equipment Services, Inc.	143,776	6,577,752
Whirlpool Corp.	28,650	4,262,833
Alaska Air Group, Inc.*	75,819	4,032,054
Methode Electronics, Inc.	68,189	2,285,695
Lear Corp.	14,734	2,115,066
Meritage Homes Corp.	12,155	1,729,292
Leggett & Platt, Inc.	52,314	1,549,541
Newell Brands, Inc.	141,095	1,227,527
Lakeland Industries, Inc.	82,219	1,183,131
Total Consumer, Cyclical		32,174,730
Basic Materials - 7.7%
Westlake Corp.	54,340	6,492,000
Reliance Steel & Aluminum Co.	22,854	6,206,918
Huntsman Corp.	189,411	5,117,885
Avient Corp.	109,330	4,471,597
Nucor Corp.	24,912	4,085,069
Ashland, Inc.	41,548	3,610,937
Total Basic Materials		29,984,406
Technology - 7.3%
Teradyne, Inc.	59,776	6,654,862
Evolent Health, Inc. — Class A*	213,537	6,470,171
Science Applications International Corp.	54,403	6,119,249
Leidos Holdings, Inc.	45,214	4,000,535
MACOM Technology Solutions Holdings, Inc.*	50,130	3,285,019
Silicon Laboratories, Inc.*	11,320	1,785,617
Total Technology		28,315,453
Energy - 7.2%
Pioneer Natural Resources Co.	72,588	15,038,782
Diamondback Energy, Inc.	40,485	5,318,109
Equities Corp.	53,597	2,204,445
Murphy Oil Corp.	51,768	1,982,714
Kinder Morgan, Inc.	112,598	1,938,938
Patterson-UTI Energy, Inc.	116,563	1,395,259
HydroGen Corp.*,†††,1	1,265,700	1
Total Energy		27,878,248
Utilities - 4.3%
Pinnacle West Capital Corp.	84,650	6,895,589

SMid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 98.5% (continued)
Utilities - 4.3% (continued)
OGE Energy Corp.	186,889	$6,711,184
Black Hills Corp.	52,292	3,151,116
Total Utilities		16,757,889
Communications - 2.1%
Fox Corp. — Class B	126,041	4,019,448
Ciena Corp.*	92,219	3,918,385
Total Communications		7,937,833
Total Common Stocks
(Cost $322,313,903)		381,491,907

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
Thermoenergy Corp.*,2	1,652,084	5
Total Convertible Preferred Stocks
(Cost $1,577,635)		5

RIGHTS† - 0.0%
Basic Materials - 0.0%
Pan American Silver Corp.*	516,551	263,493
Total Rights
(Cost $–)		263,493

MONEY MARKET FUND† - 1.0%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.96%[3]	3,730,364	3,730,364
Total Money Market Fund
(Cost $3,730,364)		3,730,364
Total Investments - 99.5%
(Cost $327,621,902)		$385,485,769
Other Assets & Liabilities, net - 0.5%		1,826,962
Total Net Assets - 100.0%		$387,312,731

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	Affiliated issuer.
2	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
3	Rate indicated is the 7-day yield as of June 30, 2023.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$381,491,906	$—	$1	$381,491,907
Convertible Preferred Stocks	—	—	5	5
Rights	263,493	—	—	263,493
Money Market Fund	3,730,364	—	—	3,730,364
Total Assets	$385,485,763	$—	$6	$385,485,769

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended June 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/23	Shares 06/30/23
Common Stocks
HydroGen Corp.*	$2	$–	$–	$–	$(1)	$1	1,265,700

*	Non-income producing security.

StylePlus—Large Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 20.3%
Technology - 6.2%
Apple, Inc.	18,545	$3,597,032
Microsoft Corp.	9,107	3,101,298
NVIDIA Corp.	1,855	784,702
QUALCOMM, Inc.	5,210	620,198
Microchip Technology, Inc.	6,490	581,439
Texas Instruments, Inc.	3,199	575,884
NXP Semiconductor N.V.	2,786	570,239
Applied Materials, Inc.	3,659	528,872
NetApp, Inc.	6,465	493,926
Cognizant Technology Solutions Corp. — Class A	7,294	476,152
KLA Corp.	933	452,524
Broadcom, Inc.	475	412,029
Skyworks Solutions, Inc.	3,588	397,156
HP, Inc.	8,445	259,346
Akamai Technologies, Inc.*	2,709	243,458
Teradyne, Inc.	1,537	171,114
Adobe, Inc.*	302	147,675
Workday, Inc. — Class A*	617	139,374
Intuit, Inc.	302	138,373
Total Technology		13,690,791
Consumer, Non-cyclical - 4.2%
Merck & Company, Inc.	6,965	803,691
Pfizer, Inc.	18,206	667,796
Bristol-Myers Squibb Co.	9,204	588,596
Amgen, Inc.	2,641	586,355
Gilead Sciences, Inc.	7,193	554,364
Vertex Pharmaceuticals, Inc.*	1,360	478,598
Viatris, Inc.	47,054	469,599
Kimberly-Clark Corp.	3,268	451,180
Incyte Corp.*	7,214	449,071
Altria Group, Inc.	8,980	406,794
Campbell Soup Co.	8,370	382,593
Cardinal Health, Inc.	3,737	353,408
Molina Healthcare, Inc.*	1,122	337,991
Humana, Inc.	738	329,982
HCA Healthcare, Inc.	1,030	312,584
United Rentals, Inc.	609	271,230
Quest Diagnostics, Inc.	1,628	228,832
Regeneron Pharmaceuticals, Inc.*	301	216,281
AbbVie, Inc.	1,586	213,682
UnitedHealth Group, Inc.	439	211,001
Organon & Co.	7,496	155,992
Eli Lilly & Co.	295	138,349
Johnson & Johnson	834	138,044
Procter & Gamble Co.	897	136,111
PepsiCo, Inc.	710	131,506
Moderna, Inc.*	1,024	124,416
Total Consumer, Non-cyclical		9,138,046
Communications - 2.9%
Alphabet, Inc. — Class C*	13,459	1,628,135
Amazon.com, Inc.*	7,940	1,035,059
Cisco Systems, Inc.	13,775	712,718
Meta Platforms, Inc. — Class A*	2,008	576,256
VeriSign, Inc.*	2,049	463,013
Juniper Networks, Inc.	14,735	461,648
F5, Inc.*	2,992	437,610
eBay, Inc.	7,475	334,058
Motorola Solutions, Inc.	979	287,121
Booking Holdings, Inc.*	86	232,228
Gen Digital, Inc.	8,477	157,248
Total Communications		6,325,094
Industrial - 2.6%
Caterpillar, Inc.	2,264	557,057
Masco Corp.	8,824	506,321
3M Co.	5,051	505,555
Dover Corp.	3,331	491,822
Textron, Inc.	7,143	483,081
Keysight Technologies, Inc.*	2,772	464,171
Snap-on, Inc.	1,585	456,781
Fortive Corp.	5,498	411,086
Allegion plc	2,968	356,219
Garmin Ltd.	3,071	320,275
Expeditors International of Washington, Inc.	2,352	284,898
Lockheed Martin Corp.	547	251,828
Packaging Corporation of America	1,835	242,513
Illinois Tool Works, Inc.	871	217,889
Nordson Corp.	581	144,193
Total Industrial		5,693,689
Consumer, Cyclical - 2.1%
PACCAR, Inc.	6,630	554,599
Lowe's Companies, Inc.	2,414	544,840
Cummins, Inc.	2,194	537,881
Yum! Brands, Inc.	3,594	497,949
Home Depot, Inc.	1,535	476,832
Lennar Corp. — Class A	3,032	379,940
DR Horton, Inc.	3,119	379,551
PulteGroup, Inc.	4,695	364,708
NVR, Inc.*	57	361,985
Tesla, Inc.*	1,189	311,245
BorgWarner, Inc.	4,778	233,692
Total Consumer, Cyclical		4,643,222
Energy - 1.2%
Exxon Mobil Corp.	9,160	982,410
Valero Energy Corp.	4,581	537,351
Marathon Petroleum Corp.	4,595	535,777
Chevron Corp.	1,540	242,319
Occidental Petroleum Corp.	3,106	182,633
Phillips 66	1,373	130,957
Total Energy		2,611,447
Financial - 0.7%
Goldman Sachs Group, Inc.	1,782	574,766
Berkshire Hathaway, Inc. — Class B*	1,273	434,093
JPMorgan Chase & Co.	1,631	237,213
Visa, Inc. — Class A	965	229,168
Mastercard, Inc. — Class A	236	92,819
Total Financial		1,568,059
Basic Materials - 0.2%
CF Industries Holdings, Inc.	4,063	282,053
Mosaic Co.	5,205	182,175
Total Basic Materials		464,228
Utilities - 0.2%
Atmos Energy Corp.	2,875	334,477
Total Common Stocks
(Cost $39,937,521)		44,469,053

StylePlus—Large Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
MUTUAL FUNDS† - 75.5%
Guggenheim Strategy Fund III[1]	2,941,858	$71,340,065
Guggenheim Strategy Fund II1	2,424,175	58,713,523
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	3,650,908	35,523,333
Total Mutual Funds
(Cost $168,698,262)		165,576,921

MONEY MARKET FUND† - 3.3%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.96%[2]	7,301,063	7,301,063
Total Money Market Fund
(Cost $7,301,063)		7,301,063
Total Investments - 99.1%
(Cost $215,936,846)		$217,347,037
Other Assets & Liabilities, net - 0.9%		1,894,516
Total Net Assets - 100.0%		$219,241,553

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	S&P 500 Total Return Index	Pay	5.38% (Federal Funds Rate + 0.31%)	At Maturity	01/29/24	18,323	$175,160,917	$27,539,506

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Affiliated issuer.
2	Rate indicated is the 7-day yield as of June 30, 2023.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$44,469,053	$—	$—	$44,469,053
Mutual Funds	165,576,921	—	—	165,576,921
Money Market Fund	7,301,063	—	—	7,301,063
Equity Index Swap Agreements**	—	27,539,506	—	27,539,506
Total Assets	$217,347,037	$27,539,506	$—	$244,886,543

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

StylePlus—Large Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

Transactions during the period ended June 30, 2023, in which the company is an affiliated issuer, were as follows:
Security Name	Value 09/30/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/23	Shares 06/30/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$57,201,913	$21,549,288	$(20,648,234)	$(652,333)	$1,262,889	$58,713,523	2,424,175	$2,043,715
Guggenheim Strategy Fund III	67,311,123	5,061,921	(1,659,994)	(63,265)	690,280	71,340,065	2,941,858	2,625,574
Guggenheim Ultra Short Duration Fund — Institutional Class	33,794,274	1,231,294	–	–	497,765	35,523,333	3,650,908	1,225,884
	$158,307,310	$27,842,503	$(22,308,228)	$(715,598)	$2,450,934	$165,576,921		$5,895,173

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 22.9%
Industrial - 7.1%
Builders FirstSource, Inc.*	3,104	$422,029
Owens Corning	1,807	235,813
Curtiss-Wright Corp.	1,266	232,513
Toro Co.	2,277	231,457
UFP Industries, Inc.	2,370	230,009
Eagle Materials, Inc.	1,221	227,619
Lincoln Electric Holdings, Inc.	1,095	217,500
Carlisle Companies, Inc.	837	214,716
Donaldson Company, Inc.	3,409	213,096
Belden, Inc.	2,117	202,491
ITT, Inc.	2,143	199,749
Simpson Manufacturing Company, Inc.	1,422	196,947
Hubbell, Inc.	591	195,952
Timken Co.	1,938	177,385
Watts Water Technologies, Inc. — Class A	929	170,685
Landstar System, Inc.	856	164,814
Mueller Industries, Inc.	1,704	148,725
Acuity Brands, Inc.	877	143,021
Louisiana-Pacific Corp.	1,782	133,614
Snap-on, Inc.	460	132,567
EMCOR Group, Inc.	706	130,455
Valmont Industries, Inc.	377	109,726
AGCO Corp.	801	105,268
Littelfuse, Inc.	326	94,967
Keysight Technologies, Inc.*	562	94,107
Masco Corp.	1,529	87,734
Advanced Drainage Systems, Inc.	722	82,149
Universal Display Corp.	419	60,391
Total Industrial		4,855,499
Consumer, Non-cyclical - 4.1%
United Therapeutics Corp.*	1,276	281,677
Jazz Pharmaceuticals plc*	1,800	223,146
Exelixis, Inc.*	11,474	219,268
Neurocrine Biosciences, Inc.*	2,266	213,684
H&R Block, Inc.	6,688	213,147
Quest Diagnostics, Inc.	1,066	149,837
Incyte Corp.*	2,377	147,968
Hologic, Inc.*	1,794	145,260
Shockwave Medical, Inc.*	483	137,853
Grand Canyon Education, Inc.*	1,334	137,682
Lantheus Holdings, Inc.*	1,195	100,284
Medpace Holdings, Inc.*	402	96,548
Humana, Inc.	202	90,320
Molina Healthcare, Inc.*	288	86,757
Bruker Corp.	1,117	82,569
Encompass Health Corp.	1,211	81,997
Option Care Health, Inc.*	2,151	69,886
Halozyme Therapeutics, Inc.*	1,912	68,966
Globus Medical, Inc. — Class A*	1,087	64,720
Campbell Soup Co.	1,204	55,035
AMN Healthcare Services, Inc.*	493	53,796
Darling Ingredients, Inc.*	707	45,100
Service Corporation International	698	45,084
Total Consumer, Non-cyclical		2,810,584
Consumer, Cyclical - 3.9%
Gentex Corp.	6,473	189,400
Boyd Gaming Corp.	2,696	187,022
Deckers Outdoor Corp.*	344	181,515
Brunswick Corp.	2,092	181,251
MSC Industrial Direct Company, Inc. — Class A	1,774	169,027
Polaris, Inc.	1,361	164,586
Yum! Brands, Inc.	1,108	153,514
Murphy USA, Inc.	480	149,333
Watsco, Inc.	387	147,629
DR Horton, Inc.	1,182	143,838
AutoNation, Inc.*	771	126,914
Cummins, Inc.	464	113,754
Churchill Downs, Inc.	816	113,563
Casey's General Stores, Inc.	435	106,088
Crocs, Inc.*	912	102,545
Visteon Corp.*	635	91,192
Williams-Sonoma, Inc.	674	84,344
Dick's Sporting Goods, Inc.	586	77,463
Wingstop, Inc.	382	76,461
Harley-Davidson, Inc.	1,968	69,293
Tempur Sealy International, Inc.	1,575	63,110
Total Consumer, Cyclical		2,691,842
Technology - 3.0%
Lattice Semiconductor Corp.*	2,339	224,708
Cirrus Logic, Inc.*	2,493	201,958
Manhattan Associates, Inc.*	728	145,513
Power Integrations, Inc.	1,412	133,674
Super Micro Computer, Inc.*	535	133,349
Teradata Corp.*	2,482	132,564
Microchip Technology, Inc.	1,471	131,787
Diodes, Inc.*	1,421	131,428
KLA Corp.	260	126,105
Amkor Technology, Inc.	3,644	108,409
MACOM Technology Solutions Holdings, Inc.*	1,553	101,768
Qualys, Inc.*	780	100,753
NXP Semiconductor N.V.	443	90,673
Dynatrace, Inc.*	1,473	75,815
CommVault Systems, Inc.*	1,000	72,620
Silicon Laboratories, Inc.*	387	61,045
Teradyne, Inc.	541	60,230
Cadence Design Systems, Inc.*	193	45,262
Total Technology		2,077,661
Energy - 1.8%
Chord Energy Corp.	1,194	183,637
Matador Resources Co.	3,253	170,197
Marathon Petroleum Corp.	1,376	160,442
PBF Energy, Inc. — Class A	3,378	138,295
Southwestern Energy Co.*	22,720	136,547
Range Resources Corp.	3,951	116,159
Antero Resources Corp.*	4,037	92,972
Murphy Oil Corp.	2,276	87,171
Civitas Resources, Inc.	1,254	86,990
Occidental Petroleum Corp.	748	43,983
Total Energy		1,216,393
Financial - 1.2%
SouthState Corp.	2,839	186,806
International Bancshares Corp.	3,744	165,485
Cathay General Bancorp	4,320	139,061
Evercore, Inc. — Class A	829	102,456
Affiliated Managers Group, Inc.	605	90,683

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 22.9% (continued)
Financial - 1.2% (continued)
SEI Investments Co.	1,276	$76,075
RenaissanceRe Holdings Ltd.	392	73,116
Total Financial		833,682
Basic Materials - 0.8%
Olin Corp.	3,158	162,290
NewMarket Corp.	315	126,668
Reliance Steel & Aluminum Co.	389	105,648
Westlake Corp.	780	93,186
Ingevity Corp.*	1,329	77,295
Total Basic Materials		565,087
Communications - 0.7%
VeriSign, Inc.*	659	148,914
Nexstar Media Group, Inc. — Class A	845	140,735
Motorola Solutions, Inc.	400	117,312
Gen Digital, Inc.	2,464	45,707
Total Communications		452,668
Utilities - 0.3%
OGE Energy Corp.	2,331	83,706
Atmos Energy Corp.	554	64,452
ONE Gas, Inc.	555	42,630
Total Utilities		190,788
Total Common Stocks
(Cost $14,090,361)		15,694,204

MUTUAL FUNDS† - 71.4%
Guggenheim Strategy Fund III[1]	1,001,396	24,283,852
Guggenheim Strategy Fund II1	935,726	22,663,274
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	215,296	2,094,831
Total Mutual Funds
(Cost $49,681,102)		49,041,957

MONEY MARKET FUND† - 4.6%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.96%[2]	3,150,039	3,150,039
Total Money Market Fund
(Cost $3,150,039)		3,150,039
Total Investments - 98.9%
(Cost $66,921,502)		$67,886,200
Other Assets & Liabilities, net - 1.1%		755,286
Total Net Assets - 100.0%		$68,641,486

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P MidCap 400 Index Mini Futures Contracts	6	Sep 2023	$1,586,400	$40,974
S&P 500 Index Mini Futures Contracts	4	Sep 2023	897,300	13,690
NASDAQ-100 Index Mini Futures Contracts	4	Sep 2023	1,226,500	13,445
			$3,710,200	$68,109

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	Russell MidCap Growth Index Total Return	Pay	5.35% (Federal Funds Rate + 0.28%)	At Maturity	01/29/24	10,714	$50,859,679	$7,804,495

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Affiliated issuer.
2	Rate indicated is the 7-day yield as of June 30, 2023.

plc — Public Limited Company

See Sector Classification in Other Information section.

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$15,694,204	$—	$—	$15,694,204
Mutual Funds	49,041,957	—	—	49,041,957
Money Market Fund	3,150,039	—	—	3,150,039
Equity Futures Contracts**	68,109	—	—	68,109
Equity Index Swap Agreements**	—	7,804,495	—	7,804,495
Total Assets	$67,954,309	$7,804,495	$—	$75,758,804

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/23	Shares 06/30/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$22,990,350	$10,451,985	$(11,005,518)	$(381,176)	$607,633	$22,663,274	935,726	$820,178
Guggenheim Strategy Fund III	24,117,173	4,561,760	(4,591,487)	(168,969)	365,375	24,283,852	1,001,396	873,315
Guggenheim Ultra Short Duration Fund — Institutional Class	1,992,867	72,610	–	–	29,354	2,094,831	215,296	72,311
	$49,100,390	$15,086,355	$(15,597,005)	$(550,145)	$1,002,362	$49,041,957		$1,765,804

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 0.1%
Financial - 0.1%
AfterNext HealthTech Acquisition Corp. — Class A*,1	611,700	$6,337,212
Conyers Park III Acquisition Corp. — Class A*,1	570,000	5,819,700
Waverley Capital Acquisition Corp. 1 — Class A*,1	451,200	4,678,944
Blue Whale Acquisition Corp. I — Class A*,1	330,700	3,356,605
Pershing Square Tontine Holdings, Ltd. — Class A*,†††,1	9,315,080	931
Total Financial		20,193,392
Communications - 0.0%
Vacasa, Inc. — Class A*	364,396	247,243
Industrial - 0.0%
BP Holdco LLC*,†††,2	532	683
YAK BLOCKER 2 LLC*,†††	44,094	441
YAK BLOCKER 2 LLC*,†††	40,754	408
Vector Phoenix Holdings, LP*,†††	532	127
API Heat Transfer Parent LLC*,†††	73,183	7
Total Industrial		1,666
Total Common Stocks
(Cost $22,449,806)		20,442,301

PREFERRED STOCKS†† - 3.0%
Financial - 2.8%
Equitable Holdings, Inc.
4.95%*	71,314,000	66,229,375
4.30%	1,323,771	21,339,189
Markel Group, Inc.
6.00%*	72,830,000	70,279,104
Charles Schwab Corp.
4.00%*	73,673,000	53,762,867
Bank of New York Mellon Corp.
3.75%*	65,200,000	53,545,500
MetLife, Inc.
3.85%*	53,467,000	49,402,439
Citigroup, Inc.
3.88%*	31,175,000	26,109,063
4.00%*	26,571,000	22,684,991
Wells Fargo & Co.
3.90%*	49,842,000	43,880,897
4.70%	9,650	177,946
Bank of America Corp.
4.38%*	27,700,000	23,621,175
6.13%*	11,550,000	11,286,082
JPMorgan Chase & Co.
3.65%*	37,412,000	32,928,172
Goldman Sachs Group, Inc.
3.80%*	25,830,000	20,670,458
Kuvare US Holdings, Inc.
7.00%*	15,731,000	16,045,620
Lincoln National Corp.
9.25%*,5	13,350,000	14,018,118
Jackson Financial, Inc.
8.00%	472,000	11,771,680
CNO Financial Group, Inc.
5.13%	715,225	11,443,600
Assurant, Inc.
5.25%	560,975	10,579,988
Selective Insurance Group, Inc.
4.60%	541,225	8,859,853
American Financial Group, Inc.
4.50%	442,575	8,001,756
Depository Trust & Clearing Corp.
3.38%*,4	4,750,000	3,491,702
First Republic Bank
4.25%	2,368,525	28,185
4.50%	276,775	3,598
Total Financial		580,161,358
Communications - 0.2%
AT&T Mobility II LLC *	47,000	47,122,386
Government - 0.0%
CoBank ACB
4.25% due 12/31/70*	3,300,000	2,640,000
Industrial - 0.0%
YAK BLOCKER 2 LLC*,†††	2,422,458	571,717
API Heat Transfer Intermediate*,†††	9	23
Total Industrial		571,740
Total Preferred Stocks
(Cost $803,147,032)		630,495,484

WARRANTS† - 0.0%
Ginkgo Bioworks Holdings, Inc.
Expiring 08/01/26*	101,490	26,611
AfterNext HealthTech Acquisition Corp. — Class A
Expiring 07/09/23*,1	203,900	17,658
Acropolis Infrastructure Acquisition Corp. — Class A
Expiring 03/31/26*,1	133,032	11,574
Conyers Park III Acquisition Corp. — Class A
Expiring 08/12/28*,1	190,000	9,500
Blue Whale Acquisition Corp.
Expiring 07/09/23*,1	82,674	6,647
Waverley Capital Acquisition Corp. — Class A
Expiring 04/30/27*,1	150,400	5,323
Pershing Square Tontine Holdings, Ltd. — Class A
Expiring 07/24/25*,†††,1	1,035,008	103
Total Warrants
(Cost $1,176,334)		77,416

EXCHANGE-TRADED FUNDS† - 0.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	22,700	2,454,778
Total Exchange-Traded Funds
(Cost $2,451,457)		2,454,778

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
MUTUAL FUNDS† - 0.3%
Guggenheim Strategy Fund II2	1,154,536	$27,962,851
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	2,825,802	27,495,058
Guggenheim Strategy Fund III[2]	622,173	15,087,705
Total Mutual Funds
(Cost $72,359,175)		70,545,614

MONEY MARKET FUNDS† - 3.1%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.96%[6]	559,165,828	559,165,828
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 5.00%[6]	106,232,435	106,232,435
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 5.00%[6]	2,199,537	2,199,537
Total Money Market Funds
(Cost $667,597,800)		667,597,800

	Face Amount~
U.S. GOVERNMENT SECURITIES†† - 26.0%
U.S. Treasury Notes
4.13% due 11/15/32[5]	980,083,000	1,001,522,316
3.50% due 01/31/28	742,300,000	720,813,896
4.00% due 02/29/28	560,500,000	556,361,935
3.38% due 05/15/33[5]	502,650,000	484,743,094
4.13% due 06/15/26	477,680,000	472,865,884
3.50% due 02/15/33[5]	313,750,000	305,612,109
2.75% due 02/15/28	175,950,000	165,358,635
3.75% due 05/31/30	110,000,000	108,470,313
3.75% due 06/30/30	76,650,000	75,631,992
3.63% due 03/31/28	52,500,000	51,277,734
3.63% due 03/31/30	50,000,000	48,910,156
3.50% due 04/30/30	45,000,000	43,692,188
4.63% due 03/15/26	4,900,000	4,905,359
4.00% due 02/15/26	4,500,000	4,430,918
4.00% due 02/28/30	3,450,000	3,447,574
2.63% due 05/31/27	2,160,000	2,029,556
4.13% due 01/31/25	2,000,000	1,967,031
1.50% due 01/31/27	1,200,000	1,086,984
3.88% due 05/15/43	1,000,000	971,406
U.S. Treasury Bonds
due 05/15/53[7,8]	1,947,180,000	653,100,314
4.00% due 11/15/52	165,000,000	169,485,938
due 02/15/46[7,8]	355,975,000	143,476,389
due 05/15/44[7,8,9]	303,295,000	130,658,324
due 11/15/51[7,8]	275,000,000	95,156,342
2.38% due 05/15/51	95,430,000	70,949,968
due 02/15/52[7,8]	144,771,800	49,722,932
due 11/15/44[7,8]	70,890,000	29,842,819
due 08/15/51[7,8]	43,990,000	15,305,022
due 08/15/52[7,8]	3,700,000	1,256,775
2.88% due 08/15/45	1,180,000	973,730
due 05/15/52[7,8]	1,720,000	587,773
U.S. Treasury Strip Principal
due 02/15/51[7,8]	310,000,000	109,243,368
Total U.S. Government Securities
(Cost $5,703,114,999)		5,523,858,774

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 23.9%
Government Agency - 13.1%
Fannie Mae
5.00% due 05/01/53	429,150,963	420,833,248
5.00% due 06/01/53	302,028,283	295,974,304
5.50% due 05/01/53	255,563,677	254,364,829
due 06/01/53[18]	162,210,960	161,568,371
due 04/01/53[18]	121,100,657	118,836,776
4.00% due 06/01/52	108,206,846	102,138,088
4.00% due 07/01/52	84,968,317	80,031,085
5.00% due 05/01/38	25,609,843	25,443,608
2.40% due 03/01/40	27,004,000	19,261,493
3.83% due 05/01/49	19,000,000	16,024,333
2.27% due 10/01/41	16,935,000	11,499,560
2.57% due 08/01/51	12,215,457	8,729,894
due 12/25/43[8]	10,851,769	8,241,405
3.42% due 09/01/47	9,525,935	8,028,949
2.00% due 09/01/50	11,526,873	7,938,582
2.07% due 10/01/50	10,912,273	7,567,523
2.31% due 10/01/41	9,435,000	6,410,803
1.76% due 08/01/40	9,360,000	6,404,506
2.17% due 03/01/51	8,600,944	5,799,400
2.44% due 10/01/51	8,500,000	5,393,969
2.10% due 07/01/50	7,312,881	5,121,157
2.43% due 12/01/51	7,401,000	5,005,746
2.41% due 12/01/41	7,100,000	4,869,975
3.05% due 03/01/50	5,907,897	4,528,077
2.94% due 03/01/52	5,718,329	4,358,277
2.51% due 10/01/46	5,559,684	4,266,202
due 10/25/43[8]	5,428,411	4,146,735
4.07% due 05/01/49	4,612,982	4,143,433
2.52% due 12/01/41	5,210,558	3,993,808
2.99% due 01/01/40	4,429,000	3,525,542
2.49% due 12/01/39	4,168,685	3,264,401
3.50% due 02/01/48	3,636,242	3,108,304
4.24% due 08/01/48	3,400,000	3,003,997
2.54% due 12/01/39	3,634,595	2,860,241
2.42% due 10/01/51	3,394,347	2,431,238
2.36% due 01/01/42	3,500,000	2,377,039
3.42% due 10/01/47	2,696,462	2,292,314
2.96% due 10/01/49	2,791,985	2,189,118
3.26% due 11/01/46	2,320,755	1,940,180
2.17% due 10/01/50	2,668,901	1,870,544
2.69% due 02/01/52	2,447,884	1,799,576
2.92% due 03/01/50	2,313,348	1,798,238
2.49% due 09/01/51	2,472,000	1,736,224
2.17% due 09/01/50	2,397,867	1,682,162
2.62% due 12/01/51	2,293,445	1,668,964
2.93% due 03/01/52	2,054,355	1,572,969
2.07% due 10/01/40	1,940,728	1,430,547
2.68% due 04/01/50	1,876,698	1,428,399
3.46% due 08/01/49	1,639,195	1,373,561
2.51% due 07/01/50	1,755,679	1,289,764
3.74% due 02/01/48	1,219,136	1,067,157
4.05% due 09/01/48	1,127,953	1,018,775
2.32% due 07/01/50	1,344,078	959,741

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 23.9% (continued)
Government Agency - 13.1% (continued)
2.34% due 09/01/39	1,249,483	$930,880
2.25% due 10/01/50	1,238,248	859,035
3.96% due 06/01/49	938,577	826,656
3.01% due 04/01/42	1,050,000	794,580
3.60% due 10/01/47	903,025	776,248
2.65% due 12/01/51	978,899	707,725
3.63% due 01/01/37	697,976	632,966
3.50% due 12/01/46	679,851	627,855
2.34% due 03/01/51	863,822	618,170
3.36% due 12/01/39	676,029	566,699
3.91% due 07/01/49	658,414	566,135
3.18% due 09/01/42	641,913	540,011
5.32% due 06/01/33	530,000	536,498
2.75% due 11/01/31	603,107	535,727
2.50% due 01/25/52	830,537	533,297
3.50% due 11/01/47	520,500	480,377
2.56% due 05/01/39	590,134	456,253
2.51% due 02/01/48	572,948	440,324
3.00% due 07/01/46	475,523	425,742
4.00% due 01/01/46	422,575	403,505
4.00% due 12/01/38	386,551	372,396
3.50% due 10/01/45	359,986	334,877
4.00% due 11/01/38	327,962	316,764
3.51% due 11/01/47	364,215	312,533
4.33% due 09/01/48	324,830	302,949
4.50% due 02/01/45	299,954	294,357
4.50% due 03/01/48	296,891	291,210
4.22% due 04/01/49	315,000	276,427
2.50% due 11/25/50	452,023	271,319
4.23% due 07/01/39	267,652	246,346
4.50% due 04/01/48	244,476	238,919
3.77% due 08/01/45	282,889	237,128
5.00% due 12/01/44	227,769	228,274
3.50% due 12/01/45	213,821	198,866
3.50% due 08/01/43	208,110	194,246
2.00% due 10/25/51	331,389	180,723
3.95% due 06/01/49	190,299	164,274
4.50% due 05/01/47	163,829	160,772
3.18% due 08/01/42	183,758	154,549
4.00% due 10/01/45	130,274	124,516
5.00% due 05/01/44	117,765	118,027
3.50% due 04/01/48	115,727	106,806
2.06% due 09/01/36	140,000	101,804
5.00% due 04/01/44	71,766	71,251
2.28% due 01/01/51	68,678	49,030
3.50% due 06/01/46	13,403	12,441
Freddie Mac
5.00% due 06/01/53	257,560,062	252,397,389
due 04/01/53[18]	191,122,504	187,368,549
due 06/01/53[18]	178,441,316	177,741,081
5.50% due 05/01/53	155,895,599	155,161,656
4.00% due 02/01/53	129,496,491	122,789,734
5.00% due 03/01/53	71,342,856	70,058,580
4.00% due 10/01/52	48,247,930	45,489,251
4.00% due 04/01/52	31,701,655	29,952,927
5.50% due 02/01/53	13,504,156	13,502,916
3.26% due 09/01/45	2,130,290	1,795,374
4.50% due 08/01/52	1,149,793	1,113,387
5.00% due 09/01/52	1,088,704	1,078,799
1.96% due 05/01/50	1,535,189	1,032,898
3.50% due 01/01/44	620,452	581,383
3.00% due 08/01/46	505,395	452,975
2.00% due 10/25/51	828,472	429,084
4.00% due 02/01/46	306,557	289,857
4.00% due 01/01/46	281,704	269,349
4.50% due 06/01/48	220,438	216,198
4.00% due 01/15/46	193,765	192,030
3.50% due 12/01/45	192,245	178,995
4.00% due 11/01/45	170,128	162,853
4.00% due 08/01/45	156,376	149,753
4.00% due 09/01/45	149,413	142,922
2.50% due 02/25/52	134,682	83,174
Fannie Mae-Aces
1.59% (WAC) due 03/25/35◊,10	201,813,697	20,890,765
Freddie Mac Seasoned Credit Risk Transfer Trust
2.00% due 11/25/59	11,363,050	9,273,799
2.00% due 05/25/60	9,292,484	7,588,136
FARM Mortgage Trust
2.18% (WAC) due 01/25/51◊,4	10,583,596	8,417,419
Freddie Mac Multifamily Structured Pass Through Certificates
0.63% (WAC) due 12/25/24◊,10	41,287,074	273,671
Total Government Agency		2,785,307,522
Residential Mortgage-Backed Securities - 8.4%
CSMC Trust
2020-RPL5, 3.02% (WAC) due 08/25/60◊,4	65,900,358	64,089,957
2021-RPL7, 1.93% (WAC) due 07/27/61◊,4	57,912,694	53,136,362
2021-RPL4, 1.80% (WAC) due 12/27/60◊,4	39,398,881	36,321,245
2021-RPL1, 1.67% (WAC) due 09/27/60◊,4	26,288,400	24,147,002
BRAVO Residential Funding Trust
2022-R1, 3.13% due 01/29/70[4,11]	80,170,787	71,379,699
2021-C, 1.62% due 03/01/61[4,11]	64,029,540	57,115,125
2021-HE1, 6.57% (30 Day Average SOFR + 1.50%, Rate Floor: 0.00%) due 01/25/70◊,4	7,500,000	7,295,558
FKRT
2.21% due 11/30/58†††,12	117,200,000	115,348,135
PRPM LLC
2021-5, 1.79% due 06/25/26[4,11]	60,207,992	54,634,694

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 23.9% (continued)
Residential Mortgage-Backed Securities - 8.4% (continued)
2021-8, 1.74% (WAC) due 09/25/26◊,4	32,222,109	$29,617,087
2023-1, 6.88% (WAC) due 02/25/28◊,4	20,450,380	20,320,767
2022-1, 3.72% due 02/25/27[4,11]	11,174,652	10,585,645
Legacy Mortgage Asset Trust
2021-GS2, 1.75% due 04/25/61[4,11]	38,758,887	35,845,366
2021-GS3, 1.75% due 07/25/61[4,11]	35,271,311	32,993,994
2021-GS5, 2.25% due 07/25/67[4,11]	22,105,621	20,430,683
LSTAR Securities Investment Ltd.
2023-1, 8.58% (SOFR + 3.50%, Rate Floor: 0.00%) due 01/01/28◊,4	50,882,282	50,463,347
2021-1, 7.97% (1 Month USD LIBOR + 2.80%, Rate Floor: 1.80%) due 02/01/26◊,12	38,656,399	38,189,893
Towd Point Revolving Trust
4.83% due 09/25/64[12]	81,500,000	78,973,500
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC5, 5.30% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 10/25/36◊	25,548,369	13,276,269
2007-HE5, 5.49% (1 Month USD LIBOR + 0.34%, Rate Floor: 0.34%) due 03/25/37◊	26,776,534	11,610,431
2006-HE6, 5.63% (1 Month USD LIBOR + 0.48%, Rate Floor: 0.48%) due 09/25/36◊	23,257,327	8,596,587
2006-HE5, 5.43% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 08/25/36◊	13,109,612	6,699,533
2007-HE3, 5.26% (1 Month USD LIBOR + 0.11%, Rate Floor: 0.11%) due 12/25/36◊	11,185,465	5,465,932
2006-HE4, 5.63% (1 Month USD LIBOR + 0.48%, Rate Floor: 0.48%) due 06/25/36◊	8,268,972	4,299,232
2006-HE5, 5.65% (1 Month USD LIBOR + 0.50%, Rate Floor: 0.50%) due 08/25/36◊	7,855,182	4,021,727
2007-HE2, 5.28% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 01/25/37◊	8,098,326	3,646,604
2007-NC3, 5.34% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 05/25/37◊	3,313,524	2,359,272
2007-HE6, 5.21% (1 Month USD LIBOR + 0.06%, Rate Floor: 0.06%) due 05/25/37◊	2,423,860	2,092,889
2007-HE3, 5.28% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 12/25/36◊,4	2,028,374	1,227,081
2006-HE6, 5.45% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 09/25/36◊	2,948,112	1,086,682
OSAT Trust
2021-RPL1, 2.12% due 05/25/65[4,11]	61,467,266	57,281,284
Home Equity Loan Trust
2007-FRE1, 5.34% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37◊	50,505,893	46,959,698
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 5.28% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 12/25/36◊	62,333,922	36,414,118
2006-WMC4, 5.27% (1 Month USD LIBOR + 0.12%, Rate Floor: 0.12%) due 12/25/36◊	12,804,041	6,642,288
2006-WMC3, 5.63% (1 Month USD LIBOR + 0.48%, Rate Floor: 0.48%) due 08/25/36◊	1,834,737	1,307,975
NYMT Loan Trust
2022-SP1, 5.25% due 07/25/62[4,11]	41,058,876	39,385,776
GCAT Trust
2022-NQM5, 5.71% due 08/25/67[4,11]	22,644,233	22,022,250
2022-NQM3, 4.35% (WAC) due 04/25/67◊,4	11,482,207	10,477,141
GSAMP Trust
2007-NC1, 5.28% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 12/25/46◊	25,299,005	13,558,460

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 23.9% (continued)
Residential Mortgage-Backed Securities - 8.4% (continued)
2006-HE8, 5.38% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 01/25/37◊	10,107,000	$8,121,430
2006-NC2, 5.45% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 06/25/36◊	12,054,474	6,577,624
2007-NC1, 5.30% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 12/25/46◊	5,644,578	2,794,267
BRAVO Residential Funding Trust 2023-NQM2
2023-NQM2, 4.50% due 05/25/62[4,11]	31,925,614	29,904,850
Soundview Home Loan Trust
2006-OPT5, 5.43% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 07/25/36◊	30,894,093	28,904,038
Alternative Loan Trust
2007-OA4, 5.49% (1 Month USD LIBOR + 0.34%, Rate Floor: 0.34%) due 05/25/47◊	14,992,889	12,844,132
2007-OH3, 5.73% (1 Month USD LIBOR + 0.58%, Rate Cap/Floor: 10.00%/0.58%) due 09/25/47◊	6,386,741	5,607,209
2006-43CB, 6.00% (1 Month USD LIBOR + 0.50%, Rate Cap/Floor: 6.00%/6.00%) due 02/25/37◊	6,075,863	3,450,760
2007-OA7, 5.51% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 05/25/47◊	2,310,041	1,980,447
2007-OH3, 5.59% (1 Month USD LIBOR + 0.44%, Rate Cap/Floor: 10.00%/0.44%) due 09/25/47◊	634,865	545,787
Citigroup Mortgage Loan Trust, Inc.
2007-AMC1, 5.47% (1 Month USD LIBOR + 0.32%, Rate Floor: 0.32%) due 12/25/36◊,4	20,953,131	11,606,113
2006-WF1, 5.01% due 03/25/36[11]	14,244,144	7,454,542
2007-AMC3, 5.33% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 03/25/37◊	5,986,883	4,904,392
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,4	13,040,939	11,639,255
2022-NQM2, 4.20% (WAC) due 03/25/67◊,4	12,819,341	11,286,508
NovaStar Mortgage Funding Trust Series
2007-2, 5.35% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	21,799,151	21,058,181
2007-1, 5.28% (1 Month USD LIBOR + 0.13%, Rate Cap/Floor: 11.00%/0.13%) due 03/25/37◊	2,825,089	1,862,155
Angel Oak Mortgage Trust 2023-2
2023-2, 4.65% due 10/25/67[4,11]	23,668,018	22,251,301
ACE Securities Corporation Home Equity Loan Trust Series
2006-NC1, 5.77% (1 Month USD LIBOR + 0.62%, Rate Floor: 0.62%) due 12/25/35◊	16,761,000	14,861,501
2007-ASP1, 5.55% (1 Month USD LIBOR + 0.40%, Rate Floor: 0.40%) due 03/25/37◊	8,165,570	3,507,446
2007-WM2, 5.36% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 02/25/37◊	6,304,188	2,733,475
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 5.78% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37◊	19,150,423	18,277,937
2006-BC4, 5.49% (1 Month USD LIBOR + 0.34%, Rate Floor: 0.34%) due 12/25/36◊	1,911,241	1,837,919
2006-BC6, 5.32% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 01/25/37◊	121,436	118,244

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 23.9% (continued)
Residential Mortgage-Backed Securities - 8.4% (continued)
2006-OPT1, 5.41% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 04/25/36◊	58	$58
OBX Trust
2022-NQM9, 6.45% due 09/25/62[4,11]	9,246,483	9,233,721
2023-NQM2, 6.32% due 01/25/62[4,11]	6,222,985	6,205,274
2022-NQM8, 6.10% due 09/25/62[4,11]	3,872,098	3,804,291
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 4.81% (1 Year CMT Rate + 0.83%, Rate Floor: 0.83%) due 11/25/46◊	8,768,378	7,389,610
2006-AR10, 5.49% (1 Month USD LIBOR + 0.34%, Rate Floor: 0.34%) due 12/25/36◊	7,715,728	6,275,487
2006-AR9, 4.82% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46◊	3,823,495	3,189,098
2006-7, 4.02% due 09/25/36[11]	5,303,437	1,501,907
2006-8, 4.16% due 10/25/36[11]	340,780	122,163
Securitized Asset-Backed Receivables LLC Trust
2007-BR2, 5.33% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 02/25/37◊,4	10,164,507	8,552,861
2006-WM4, 5.31% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 11/25/36◊	30,054,679	8,535,400
2006-HE2, 5.45% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 07/25/36◊	3,314,830	1,340,782
SPS Servicer Advance Receivables Trust
2020-T2, 1.83% due 11/15/55[4]	20,000,000	17,918,126
IXIS Real Estate Capital Trust
2007-HE1, 5.26% (1 Month USD LIBOR + 0.11%, Rate Floor: 0.11%) due 05/25/37◊	32,543,254	7,934,042
2006-HE1, 5.75% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 03/25/36◊	11,461,262	5,832,612
2007-HE1, 5.38% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 05/25/37◊	6,176,244	1,506,003
2007-HE1, 5.31% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 05/25/37◊	5,800,620	1,414,382
2007-HE1, 5.21% (1 Month USD LIBOR + 0.06%, Rate Floor: 0.06%) due 05/25/37◊	4,825,848	1,176,303
American Home Mortgage Investment Trust
2007-1, 2.08% due 05/25/47[10]	126,094,839	16,735,925
Credit Suisse Mortgage Capital Certificates
2021-RPL9, 2.44% (WAC) due 02/25/61◊,4	18,122,425	16,711,494
Starwood Mortgage Residential Trust
2020-1, 2.56% (WAC) due 02/25/50◊,4	10,174,379	9,353,381
2020-1, 2.41% (WAC) due 02/25/50◊,4	7,826,445	7,198,427
Verus Securitization Trust
2022-8, 6.13% due 09/25/67[4,11]	15,243,128	14,980,754
Citigroup Mortgage Loan Trust
2022-A, 6.17% due 09/25/62[4,11]	14,311,255	14,048,825
Merrill Lynch Mortgage Investors Trust Series
2007-HE2, 5.67% (1 Month USD LIBOR + 0.52%, Rate Floor: 0.52%) due 02/25/37◊	31,845,796	9,355,349
2006-HE6, 5.43% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 11/25/37◊	7,976,921	4,053,771
RALI Series Trust
2007-QO4, 5.53% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 05/25/47◊	3,999,537	3,540,059
2006-QO2, 5.59% (1 Month USD LIBOR + 0.44%, Rate Floor: 0.44%) due 02/25/46◊	16,536,210	3,332,215

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 23.9% (continued)
Residential Mortgage-Backed Securities - 8.4% (continued)
2007-QO2, 5.30% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 02/25/47◊	7,434,675	$2,771,222
2006-QO6, 4.17% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 06/25/46◊	4,715,292	1,123,825
2006-QO2, 5.69% (1 Month USD LIBOR + 0.54%, Rate Floor: 0.54%) due 02/25/46◊	5,362,610	1,109,750
2007-QO3, 5.47% (1 Month USD LIBOR + 0.32%, Rate Floor: 0.32%) due 03/25/47◊	817,520	710,686
2006-QO2, 5.83% (1 Month USD LIBOR + 0.68%, Rate Floor: 0.68%) due 02/25/46◊	1,105,132	236,678
Angel Oak Mortgage Trust 2023-1
2023-1, 4.75% due 09/26/67[4,11]	13,080,947	12,100,032
Ameriquest Mortgage Securities Trust
2006-M3, 5.31% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 10/25/36◊	26,933,248	7,967,385
2006-M3, 5.25% (1 Month USD LIBOR + 0.10%, Rate Floor: 0.10%) due 10/25/36◊	11,313,773	3,346,913
ABFC Trust
2007-WMC1, 6.40% (1 Month USD LIBOR + 1.25%, Rate Floor: 1.25%) due 06/25/37◊	15,159,119	10,444,547
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68◊,12	7,206,882	6,952,551
2019-RM3, 2.80% (WAC) due 06/25/69◊,12	3,622,631	3,490,345
HarborView Mortgage Loan Trust
2006-14, 5.46% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 01/25/47◊	6,534,976	5,891,365
2006-12, 5.54% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 01/19/38◊	4,794,200	4,417,431
Master Asset-Backed Securities Trust
2006-WMC4, 5.30% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 10/25/36◊	10,723,789	3,438,461
2006-NC2, 5.63% (1 Month USD LIBOR + 0.48%, Rate Floor: 0.48%) due 08/25/36◊	7,646,776	2,933,545
2006-WMC3, 5.47% (1 Month USD LIBOR + 0.32%, Rate Floor: 0.32%) due 08/25/36◊	5,694,026	2,050,215
2007-WMC1, 5.31% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 01/25/37◊	5,883,002	1,742,935
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 5.43% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 11/25/36◊	10,289,145	9,946,015
First NLC Trust
2005-4, 5.93% (1 Month USD LIBOR + 0.78%, Rate Cap/Floor: 14.00%/0.78%) due 02/25/36◊	8,331,494	8,015,793
2005-1, 5.61% (1 Month USD LIBOR + 0.46%, Rate Cap/Floor: 14.00%/0.46%) due 05/25/35◊	2,160,794	1,812,695
Angel Oak Mortgage Trust
2023-1, 4.75% due 09/26/67[4,11]	10,295,940	9,686,643
Fremont Home Loan Trust
2006-E, 5.27% (1 Month USD LIBOR + 0.12%, Rate Floor: 0.12%) due 01/25/37◊	11,670,367	5,299,361
2006-D, 5.30% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 11/25/36◊	10,447,843	3,712,325
First Franklin Mortgage Loan Trust
2006-FF16, 5.43% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 12/25/36◊	20,522,543	8,550,178

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 23.9% (continued)
Residential Mortgage-Backed Securities - 8.4% (continued)
Merrill Lynch Alternative Note Asset Trust Series
2007-A1, 5.61% (1 Month USD LIBOR + 0.46%, Rate Floor: 0.46%) due 01/25/37◊	19,316,366	$5,971,683
2007-A1, 5.45% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 01/25/37◊	7,325,088	2,252,950
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊,12	8,860,809	8,123,293
Asset-Backed Securities Corporation Home Equity Loan Trust Series AEG
2006-HE1, 5.75% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 01/25/36◊	8,039,053	7,685,952
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W4, 5.91% (1 Month USD LIBOR + 0.76%, Rate Floor: 0.76%) due 02/25/36◊	9,570,661	7,253,926
Long Beach Mortgage Loan Trust
2006-8, 5.47% (1 Month USD LIBOR + 0.32%, Rate Floor: 0.32%) due 09/25/36◊	14,607,637	4,010,499
2006-6, 5.65% (1 Month USD LIBOR + 0.50%, Rate Floor: 0.50%) due 07/25/36◊	4,554,247	1,820,608
2006-8, 5.33% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 09/25/36◊	3,898,505	1,066,850
Option One Mortgage Loan Trust
2007-5, 5.37% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 05/25/37◊	7,131,961	4,150,149
2007-2, 5.40% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 03/25/37◊	4,999,098	2,426,911
RCKT Mortgage Trust 2023-CES1
2023-CES1, 6.52% (WAC) due 06/25/43◊,4	6,500,000	6,472,974
Credit-Based Asset Servicing and Securitization LLC
2006-CB2, 5.53% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 12/25/36◊	6,403,837	5,989,107
Lehman XS Trust Series
2007-2N, 5.33% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 02/25/37◊	4,756,402	4,360,284
2007-15N, 5.65% (1 Month USD LIBOR + 0.50%, Rate Floor: 0.00%) due 08/25/37◊	1,312,648	1,191,878
2006-10N, 5.57% (1 Month USD LIBOR + 0.42%, Rate Floor: 0.42%) due 07/25/46◊	304,126	275,002
American Home Mortgage Assets Trust
2006-4, 5.34% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 10/25/46◊	6,897,624	3,758,321
2006-6, 5.34% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 12/25/46◊	2,135,625	1,801,482
CWABS Asset-Backed Certificates Trust 2006-11
2006-12, 5.41% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 12/25/36◊	6,201,700	5,524,355
WaMu Mortgage Pass-Through Certificates Series Trust
2007-OA6, 4.79% (1 Year CMT Rate + 0.81%, Rate Floor: 0.81%) due 07/25/47◊	4,617,872	3,743,809
2006-AR13, 4.86% (1 Year CMT Rate + 0.88%, Rate Floor: 0.88%) due 10/25/46◊	1,404,288	1,199,358
2006-AR11, 4.90% (1 Year CMT Rate + 0.92%, Rate Floor: 0.92%) due 09/25/46◊	638,396	550,349
WaMu Asset-Backed Certificates WaMu Series
2007-HE4, 5.32% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 07/25/47◊	4,959,560	3,397,584

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 23.9% (continued)
Residential Mortgage-Backed Securities - 8.4% (continued)
2007-HE4, 5.40% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 07/25/47◊	3,360,825	$1,917,965
Deutsche Alt-A Securities Mortgage Loan Trust Series
2006-AR4, 5.41% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 12/25/36◊	9,666,173	3,371,712
2007-OA2, 4.75% (1 Year CMT Rate + 0.77%, Rate Floor: 0.77%) due 04/25/47◊	2,117,138	1,870,200
Morgan Stanley IXIS Real Estate Capital Trust
2006-2, 5.30% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 11/25/36◊	15,160,655	5,241,198
GSAA Home Equity Trust
2006-5, 5.51% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 03/25/36◊	12,649,938	4,777,391
2007-7, 5.69% (1 Month USD LIBOR + 0.54%, Rate Floor: 0.54%) due 07/25/37◊	163,091	155,913
PRPM 2023-RCF1 LLC
2023-RCF1, 4.00% due 06/25/53[4,11]	5,000,000	4,663,372
Impac Secured Assets CMN Owner Trust
2005-2, 5.65% (1 Month USD LIBOR + 0.50%, Rate Floor: 0.50%) due 03/25/36◊	4,768,667	4,264,984
COLT Mortgage Loan Trust
2021-2, 2.38% (WAC) due 08/25/66◊,4	7,108,000	4,121,207
OBX 2023-NQM2 Trust
2023-NQM2, 6.72% due 01/25/62[4,11]	3,619,863	3,593,967
GSAA Trust
2007-3, 5.49% (1 Month USD LIBOR + 0.34%, Rate Floor: 0.34%) due 03/25/47◊	10,888,868	3,306,611
GCAT 2023-NQM2 Trust
2023-NQM2, 6.24% due 11/25/67[4,11]	3,076,519	3,034,338
ASG Resecuritization Trust
2010-3, 4.35% (1 Month USD LIBOR + 0.29%, Rate Cap/Floor: 10.50%/0.29%) due 12/28/45◊,4	2,498,385	2,306,787
Morgan Stanley Capital I Incorporated Trust
2006-HE1, 5.73% (1 Month USD LIBOR + 0.58%, Rate Floor: 0.58%) due 01/25/36◊	1,726,753	1,645,392
Securitized Asset Backed Receivables LLC Trust 2006-WM4
2006-WM4, 5.47% (1 Month USD LIBOR + 0.32%, Rate Floor: 0.32%) due 11/25/36◊	5,274,557	1,497,857
Countrywide Asset-Backed Certificates
2005-15, 5.83% (1 Month USD LIBOR + 0.68%, Rate Floor: 0.68%) due 03/25/36◊	1,017,503	990,765
Residential Mortgage Loan Trust
2020-1, 2.68% (WAC) due 01/26/60◊,4	775,084	725,191
Structured Asset Investment Loan Trust
2004-BNC2, 6.35% (1 Month USD LIBOR + 1.20%, Rate Floor: 1.20%) due 12/25/34◊	404,088	395,465
2006-3, 5.30% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 06/25/36◊	299,265	286,580
Nomura Resecuritization Trust
2015-4R, 2.44% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 03/26/36◊,4	578,057	517,494
Impac Secured Assets Trust
2006-2, 5.49% (1 Month USD LIBOR + 0.34%, Rate Cap/Floor: 11.50%/0.34%) due 08/25/36◊	527,372	488,883
Alliance Bancorp Trust
2007-OA1, 5.63% (1 Month USD LIBOR + 0.48%, Rate Floor: 0.48%) due 07/25/37◊	534,895	454,195

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 23.9% (continued)
Residential Mortgage-Backed Securities - 8.4% (continued)
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	119,234	$117,478
Morgan Stanley Re-REMIC Trust
2010-R5, 2.67% due 06/26/36[4]	118,248	104,673
GreenPoint Mortgage Funding Trust
2006-AR1, 5.73% (1 Month USD LIBOR + 0.58%, Rate Cap/Floor: 10.50%/0.58%) due 02/25/36◊	96,888	81,697
Irwin Home Equity Loan Trust
2007-1, 6.35% due 08/25/37[11,12]	267	259
Total Residential Mortgage-Backed Securities		1,775,400,915
Commercial Mortgage-Backed Securities - 1.5%
BX Commercial Mortgage Trust
2021-VOLT, 7.19% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 09/15/36◊,4	60,050,000	56,659,817
2021-VOLT, 6.84% (1 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 09/15/36◊,4	52,000,000	49,162,074
2019-XL, 7.26% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 10/15/36◊,4	6,849,516	6,737,078
2022-LP2, 7.11% (1 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 02/15/39◊,4	5,848,857	5,559,917
SMRT
2022-MINI, 7.10% (1 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 01/15/39◊,4	32,500,000	30,665,905
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 7.03% (1 Month USD LIBOR + 1.84%, Rate Floor: 1.84%) due 06/15/38◊,4	14,350,000	12,333,053
2016-JP3, 3.54% (WAC) due 08/15/49◊	10,290,000	7,600,167
2021-NYAH, 7.38% (1 Month USD LIBOR + 2.19%, Rate Floor: 2.19%) due 06/15/38◊,4	8,000,000	6,798,969
2016-JP3, 1.47% (WAC) due 08/15/49◊,10	53,948,057	1,794,987
Life Mortgage Trust
2021-BMR, 7.61% (1 Month Term SOFR + 2.46%, Rate Floor: 2.35%) due 03/15/38◊,4	19,167,918	18,145,112
2021-BMR, 7.01% (1 Month Term SOFR + 1.86%, Rate Floor: 1.75%) due 03/15/38◊,4	5,160,593	4,930,563
Extended Stay America Trust
2021-ESH, 7.44% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/15/38◊,4	12,046,724	11,706,565
2021-ESH, 6.89% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 07/15/38◊,4	6,216,109	6,048,383
Citigroup Commercial Mortgage Trust
2019-GC43, 0.74% (WAC) due 11/10/52◊,10	218,239,590	6,471,568
2019-GC41, 1.17% (WAC) due 08/10/56◊,10	103,210,581	4,276,386
2016-P4, 2.05% (WAC) due 07/10/49◊,10	28,007,070	1,188,712
2016-C2, 1.81% (WAC) due 08/10/49◊,10	30,487,781	1,153,569
2016-P5, 1.52% (WAC) due 10/10/49◊,10	25,077,613	845,354
2016-GC37, 1.82% (WAC) due 04/10/49◊,10	19,353,594	655,926
2015-GC35, 0.87% (WAC) due 11/10/48◊,10	28,285,667	371,493

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 23.9% (continued)
Commercial Mortgage-Backed Securities - 1.5% (continued)
2016-C3, 1.12% (WAC) due 11/15/49◊,10	9,908,762	$258,723
2015-GC29, 1.15% (WAC) due 04/10/48◊,10	18,225,164	256,512
Wells Fargo Commercial Mortgage Trust
2017-C38, 1.11% (WAC) due 07/15/50◊,10	64,474,817	1,831,581
2016-BNK1, 1.86% (WAC) due 08/15/49◊,10	34,551,844	1,337,602
2017-RB1, 1.35% (WAC) due 03/15/50◊,10	32,923,657	1,077,127
2017-C42, 1.01% (WAC) due 12/15/50◊,10	33,964,246	1,046,941
2016-C35, 2.04% (WAC) due 07/15/48◊,10	21,850,609	923,494
2015-NXS4, 1.17% (WAC) due 12/15/48◊,10	37,265,584	713,133
2017-RC1, 1.55% (WAC) due 01/15/60◊,10	16,535,193	668,882
2016-NXS5, 1.57% (WAC) due 01/15/59◊,10	20,311,422	588,292
2015-C30, 1.03% (WAC) due 09/15/58◊,10	28,569,661	427,051
2015-P2, 1.08% (WAC) due 12/15/48◊,10	22,140,836	404,794
2016-C37, 0.95% (WAC) due 12/15/49◊,10	11,465,760	223,082
2015-NXS1, 1.21% (WAC) due 05/15/48◊,10	7,970,977	102,061
GS Mortgage Securities Corporation Trust
2020-UPTN, 3.35% (WAC) due 02/10/37◊,4	5,350,000	4,614,570
2020-DUNE, 6.54% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 12/15/36◊,4	3,750,000	3,644,989
2020-DUNE, 7.09% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 12/15/36◊,4	1,000,000	949,558
GS Mortgage Securities Trust
2020-GC45, 0.78% (WAC) due 02/13/53◊,10	152,437,611	4,637,625
2019-GC42, 0.93% (WAC) due 09/10/52◊,10	69,273,724	2,473,633
2017-GS6, 1.16% (WAC) due 05/10/50◊,10	40,959,135	1,298,310
2017-GS6, 3.87% due 05/10/50	521,000	444,630
2015-GC28, 1.11% (WAC) due 02/10/48◊,10	14,655,640	156,370
BENCHMARK Mortgage Trust
2019-B14, 0.90% (WAC) due 12/15/62◊,10	108,297,931	3,205,424
2020-IG3, 3.23% (WAC) due 09/15/48◊,4	5,232,000	2,826,797
2018-B2, 0.60% (WAC) due 02/15/51◊,10	100,893,523	1,490,439
2018-B6, 0.56% (WAC) due 10/10/51◊,10	60,029,421	799,280
2018-B6, 4.75% (WAC) due 10/10/51◊	750,000	634,806
JPMDB Commercial Mortgage Securities Trust
2017-C7, 0.97% (WAC) due 10/15/50◊,10	125,146,819	3,367,063
2016-C4, 3.64% (WAC) due 12/15/49◊	2,650,000	2,214,023
2016-C4, 0.88% (WAC) due 12/15/49◊,10	77,226,137	1,538,337
2016-C2, 1.63% (WAC) due 06/15/49◊,10	23,219,062	722,795
2017-C5, 1.04% (WAC) due 03/15/50◊,10	7,508,581	175,373
DBGS Mortgage Trust
2018-C1, 4.78% (WAC) due 10/15/51◊	7,588,000	6,570,058
KKR Industrial Portfolio Trust
2021-KDIP, 6.81% (1 Month Term SOFR + 1.66%, Rate Floor: 1.55%) due 12/15/37◊,4	6,562,500	6,306,925
COMM Mortgage Trust
2018-COR3, 0.57% (WAC) due 05/10/51◊,10	195,696,463	3,407,252
2015-CR26, 1.05% (WAC) due 10/10/48◊,10	75,772,060	1,149,561
2015-CR24, 0.83% (WAC) due 08/10/48◊,10	38,985,518	440,907
2015-CR23, 1.00% (WAC) due 05/10/48◊,10	35,394,285	418,580
2015-CR27, 1.05% (WAC) due 10/10/48◊,10	25,178,681	406,933
2013-CR13, 0.87% (WAC) due 11/10/46◊,10	33,066,320	47,966
2014-LC15, 1.21% (WAC) due 04/10/47◊,10	8,814,586	29,788
BANK
2020-BN25, 0.53% (WAC) due 01/15/63◊,10	140,000,000	3,358,572
2017-BNK6, 0.91% (WAC) due 07/15/60◊,10	38,708,701	903,264

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 23.9% (continued)
Commercial Mortgage-Backed Securities - 1.5% (continued)
2017-BNK4, 1.50% (WAC) due 05/15/50◊,10	10,700,567	$416,153
CSAIL Commercial Mortgage Trust
2019-C15, 1.20% (WAC) due 03/15/52◊,10	94,162,487	3,731,593
2015-C1, 0.95% (WAC) due 04/15/50◊,10	49,239,388	410,253
2016-C6, 2.02% (WAC) due 01/15/49◊,10	4,825,081	188,434
UBS Commercial Mortgage Trust
2017-C2, 1.22% (WAC) due 08/15/50◊,10	38,848,162	1,324,217
2017-C5, 1.22% (WAC) due 11/15/50◊,10	42,068,484	1,231,290
CD Mortgage Trust
2017-CD6, 1.02% (WAC) due 11/13/50◊,10	40,642,562	1,008,253
2016-CD1, 1.50% (WAC) due 08/10/49◊,10	29,135,768	880,028
2016-CD2, 0.69% (WAC) due 11/10/49◊,10	29,632,212	411,123
BBCMS Mortgage Trust
2018-C2, 0.92% (WAC) due 12/15/51◊,10	57,248,177	1,811,189
CD Commercial Mortgage Trust
2017-CD4, 1.38% (WAC) due 05/10/50◊,10	25,565,041	908,589
2017-CD3, 1.12% (WAC) due 02/10/50◊,10	31,848,017	836,262
CGMS Commercial Mortgage Trust
2017-B1, 0.87% (WAC) due 08/15/50◊,10	59,110,031	1,451,228
JPMCC Commercial Mortgage Securities Trust
2017-JP6, 1.17% (WAC) due 07/15/50◊,10	47,605,533	1,333,721
JPMBB Commercial Mortgage Securities Trust
2015-C27, 1.28% (WAC) due 02/15/48◊,10	64,996,943	867,989
CFCRE Commercial Mortgage Trust
2016-C3, 1.14% (WAC) due 01/10/48◊,10	43,111,189	862,551
Morgan Stanley Bank of America Merrill Lynch Trust
2015-C27, 1.01% (WAC) due 12/15/47◊,10	62,859,583	855,475
Citigroup Commercial Mortgage Trust 2015-GC35
2015-GC35, 4.35% (WAC) due 11/10/48◊	810,679	711,748
Bank of America Merrill Lynch Commercial Mortgage Trust
2017-BNK3, 1.16% (WAC) due 02/15/50◊,10	21,133,728	611,067
2016-UB10, 1.89% (WAC) due 07/15/49◊,10	1,567,346	55,859
DBJPM Mortgage Trust
2017-C6, 1.05% (WAC) due 06/10/50◊,10	20,338,336	525,181
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
2014-C18, 4.00% due 08/15/31	525,365	331,927
Morgan Stanley Capital I Trust
2016-UBS9, 4.75% (WAC) due 03/15/49◊	275,000	241,768
SG Commercial Mortgage Securities Trust
2016-C5, 2.02% (WAC) due 10/10/48◊,10	4,995,584	189,644
Total Commercial Mortgage-Backed Securities		322,394,243
Military Housing - 0.9%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 4.49% (WAC) due 11/25/55◊,4	111,529,950	91,745,848
2015-R1, 4.44% (WAC) due 11/25/52◊,4	21,131,677	17,940,181
2015-R1, 0.70% (WAC) due 11/25/55◊,4,10	167,594,875	10,719,737
2015-R1, 4.32% (WAC) due 10/25/52◊,4	13,271,845	10,295,070
Capmark Military Housing Trust
2006-RILY, 6.15% due 07/10/51†††,4	12,615,797	11,933,113
2007-AETC, 5.75% due 02/10/52†††,4	7,153,608	6,693,799
2006-RILY, 5.27% (1 Month USD LIBOR + 0.37%, Rate Floor: 0.37%) due 07/10/51◊,†††,4	6,767,996	4,298,822
2007-ROBS, 6.06% due 10/10/52†††,4	4,525,817	4,276,674
2007-AET2, 6.06% due 10/10/52†††,4	2,973,172	2,875,914

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 23.9% (continued)
Military Housing - 0.9% (continued)
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52†††,4	21,482,219	$21,202,427
2005-DRUM, 5.47% due 05/10/50†††,4	4,358,586	3,870,502
2005-BLIS, 5.25% due 07/10/50†††,4	2,500,000	2,176,712
Total Military Housing		188,028,799
Total Collateralized Mortgage Obligations
(Cost $5,503,835,317)		5,071,131,479

CORPORATE BONDS†† - 22.8%
Financial - 11.3%
Pershing Square Holdings Ltd.
3.25% due 10/01/31	104,800,000	79,687,824
3.25% due 11/15/30[4]	65,250,000	50,504,805
Reliance Standard Life Global Funding II
2.75% due 05/07/25[4]	93,191,000	86,927,247
Wilton RE Ltd.
6.00% [3,4,13]	92,239,000	82,345,445
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.00% due 01/15/31	54,748,000	47,332,947
5.30% due 01/15/29	28,367,000	27,009,738
3.25% due 01/15/32	4,150,000	3,350,766
4.00% due 01/15/30	475,000	411,662
Liberty Mutual Group, Inc.
4.30% due 02/01/61[4]	74,981,000	47,167,743
3.95% due 05/15/60[4]	27,588,000	19,512,453
4.13% due 12/15/51[3,4]	3,600,000	2,828,881
FS KKR Capital Corp.
2.63% due 01/15/27	33,971,000	28,958,110
3.25% due 07/15/27	30,100,000	25,809,566
Maple Grove Funding Trust I
4.16% due 08/15/51[4]	77,700,000	54,284,361
Safehold GL Holdings LLC
2.85% due 01/15/32	40,038,000	30,686,207
2.80% due 06/15/31	30,247,000	23,460,773
Host Hotels & Resorts, LP
3.50% due 09/15/30	44,753,000	37,910,610
2.90% due 12/15/31	20,200,000	15,880,427
Jefferies Financial Group, Inc.
2.75% due 10/15/32	40,642,000	31,213,427
2.63% due 10/15/31	27,400,000	21,242,728
Bank of America Corp.
2.59% due 04/29/31[3]	56,740,000	47,635,310
5.79% (SOFR + 0.73%, Rate Floor: 0.00%) due 10/24/24◊	1,660,000	1,659,705
1.73% due 07/22/27[3]	1,650,000	1,473,062
Macquarie Bank Ltd.
3.62% due 06/03/30[4]	59,035,000	49,646,201
Fairfax Financial Holdings Ltd.
3.38% due 03/03/31	41,708,000	35,203,327
5.63% due 08/16/32	13,100,000	12,654,354
Nationwide Mutual Insurance Co.
4.35% due 04/30/50[4]	61,962,000	47,010,049
Global Atlantic Finance Co.
4.70% due 10/15/51[3,4]	38,462,000	27,261,910
3.13% due 06/15/31[4]	25,602,000	19,274,119
Nippon Life Insurance Co.
2.75% due 01/21/51[3,4]	45,350,000	37,294,615
2.90% due 09/16/51[3,4]	10,380,000	8,476,561
First American Financial Corp.
4.00% due 05/15/30	40,891,000	35,796,471
2.40% due 08/15/31	11,875,000	9,029,953
Ares Finance Company II LLC
3.25% due 06/15/30[4]	53,085,000	44,632,193
JPMorgan Chase & Co.
2.52% due 04/22/31[3]	19,520,000	16,510,886
2.96% due 05/13/31[3]	17,276,000	14,813,313
4.49% due 03/24/31[3]	10,750,000	10,333,637
0.82% due 06/01/25[3]	900,000	855,573
2.07% due 06/01/29[3]	900,000	771,866
Macquarie Group Ltd.
2.69% due 06/23/32[3,4]	31,550,000	24,862,797
2.87% due 01/14/33[3,4]	17,431,000	13,921,326
5.03% due 01/15/30[3,4]	800,000	782,960
1.63% due 09/23/27[3,4]	720,000	625,954
1.34% due 01/12/27[3,4]	570,000	507,360
United Wholesale Mortgage LLC
5.50% due 04/15/29[4]	32,712,000	28,050,540
5.50% due 11/15/25[4]	12,979,000	12,349,614
Fidelity National Financial, Inc.
3.40% due 06/15/30	43,590,000	38,061,972
2.45% due 03/15/31	2,540,000	1,989,486
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[4]	54,705,000	39,610,190
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[4]	46,892,000	38,022,730
Bain Capital, LP
3.41% due 04/15/41†††	36,000,000	24,038,196
3.72% due 04/15/42†††	20,300,000	13,930,870
Sumitomo Life Insurance Co.
3.38% due 04/15/81[3,4]	39,900,000	34,370,347
CBS Studio Center
8.07% (30 Day Average SOFR + 3.00%, Rate Floor: 3.00%) due 01/09/24◊,†††	34,100,000	34,359,630

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 22.8% (continued)
Financial - 11.3% (continued)
Reinsurance Group of America, Inc.
3.15% due 06/15/30	38,983,000	$33,408,713
Mizuho Financial Group, Inc.
5.67% due 05/27/29[3]	31,200,000	31,129,482
5.41% due 09/13/28[3]	1,400,000	1,388,879
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[4]	39,650,000	32,505,629
Belrose Funding Trust
2.33% due 08/15/30[4]	38,420,000	29,426,529
Assurant, Inc.
2.65% due 01/15/32	36,922,000	27,622,961
6.75% due 02/15/34	1,450,000	1,486,480
National Australia Bank Ltd.
2.33% due 08/21/30[4]	22,400,000	17,457,150
3.35% due 01/12/37[3,4]	14,550,000	11,453,124
Stewart Information Services Corp.
3.60% due 11/15/31	37,221,000	28,577,628
Standard Chartered plc
4.64% due 04/01/31[3,4]	28,908,000	26,662,838
UBS Group AG
2.10% due 02/11/32[3,4]	33,400,000	25,296,403
5.71% due 01/12/27[3,4]	1,000,000	990,047
Iron Mountain, Inc.
4.50% due 02/15/31[4]	18,937,000	16,271,210
5.63% due 07/15/32[4]	8,431,000	7,542,201
4.88% due 09/15/27[4]	1,938,000	1,830,645
5.25% due 07/15/30[4]	74,000	66,678
Americo Life, Inc.
3.45% due 04/15/31[4]	32,364,000	24,834,169
Westpac Banking Corp.
3.02% due 11/18/36[3]	15,650,000	12,004,114
2.96% due 11/16/40	12,214,000	8,188,011
2.67% due 11/15/35[3]	4,467,000	3,427,915
Capital One Financial Corp.
6.38% due 06/08/34[3]	22,450,000	22,289,155
5.47% due 02/01/29[3]	1,000,000	957,962
Trustage Financial Group, Inc.
4.63% due 04/15/32[4]	26,450,000	22,923,578
Dyal Capital Partners III
4.40% due 06/15/40†††	26,750,000	21,771,779
LPL Holdings, Inc.
4.00% due 03/15/29[4]	17,588,000	15,430,276
4.38% due 05/15/31[4]	6,241,000	5,392,019
Manulife Financial Corp.
2.48% due 05/19/27	17,800,000	16,308,976
4.06% due 02/24/32[3]	4,815,000	4,482,298
Brookfield Finance, Inc.
3.50% due 03/30/51	18,906,000	12,505,313
4.70% due 09/20/47	9,790,000	8,184,573
Hunt Companies, Inc.
5.25% due 04/15/29[4]	25,121,000	19,946,850
Corebridge Financial, Inc.
6.88% due 12/15/52[3]	16,030,000	15,364,593
4.35% due 04/05/42	4,950,000	3,994,200
Mitsubishi UFJ Financial Group, Inc.
5.44% due 02/22/34[3]	16,150,000	16,089,389
4.08% due 04/19/28[3]	1,580,000	1,498,770
5.72% due 02/20/26[3]	500,000	497,314
Societe Generale S.A.
2.89% due 06/09/32[3,4]	21,150,000	16,570,111
1.79% due 06/09/27[3,4]	1,630,000	1,424,820
Brookfield Capital Finance LLC
6.09% due 06/14/33	16,800,000	17,055,262
NFP Corp.
7.50% due 10/01/30[4]	11,950,000	11,570,054
6.88% due 08/15/28[4]	5,617,000	4,875,670
Central Storage Safety Project Trust
4.82% due 02/01/38[12]	17,784,160	15,192,180
KKR Group Finance Company VIII LLC
3.50% due 08/25/50[4]	22,210,000	15,125,641
ABN AMRO Bank N.V.
2.47% due 12/13/29[3,4]	18,000,000	15,067,173
QBE Insurance Group Ltd.
5.88% [3,4,13]	15,700,000	14,941,804
GA Global Funding Trust
2.90% due 01/06/32[4]	17,480,000	13,282,814
1.25% due 12/08/23[4]	1,650,000	1,611,440
Prudential Financial, Inc.
3.70% due 10/01/50[3]	17,139,000	14,455,547
AmFam Holdings, Inc.
2.81% due 03/11/31[4]	19,050,000	14,223,676
Lincoln National Corp.
4.38% due 06/15/50[5]	18,801,000	13,226,585
Kennedy-Wilson, Inc.
4.75% due 03/01/29	15,662,000	12,383,207
4.75% due 02/01/30	81,000	61,087
PartnerRe Finance B LLC
4.50% due 10/01/50[3]	14,043,000	11,725,905
NatWest Group plc
6.02% due 03/02/34[3]	10,130,000	10,184,037
4.45% due 05/08/30[3]	1,100,000	1,011,068
Sumitomo Mitsui Financial Group, Inc.
2.22% due 09/17/31	11,900,000	9,502,177
5.71% due 01/13/30	1,000,000	1,011,977
5.52% due 01/13/28	640,000	642,449
CNO Financial Group, Inc.
5.25% due 05/30/29	11,125,000	10,524,109
HSBC Holdings plc
6.16% due 03/09/29[3]	10,340,000	10,427,995
Penn Mutual Life Insurance Co.
3.80% due 04/29/61[4]	14,970,000	10,095,543
CBRE Services, Inc.
5.95% due 08/15/34	10,160,000	10,032,236
KKR Group Finance Company X LLC
3.25% due 12/15/51[4]	15,150,000	9,718,656

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 22.8% (continued)
Financial - 11.3% (continued)
Assured Guaranty US Holdings, Inc.
3.60% due 09/15/51	13,861,000	$9,467,435
Accident Fund Insurance Company of America
8.50% due 08/01/32[4]	9,000,000	9,218,724
Western & Southern Life Insurance Co.
3.75% due 04/28/61[4]	13,360,000	8,940,592
American Equity Investment Life Holding Co.
5.00% due 06/15/27	8,142,000	7,853,873
Fidelity & Guaranty Life Holdings, Inc.
5.50% due 05/01/25[4]	8,050,000	7,827,358
Kemper Corp.
2.40% due 09/30/30	10,006,000	7,816,247
Five Corners Funding Trust III
5.79% due 02/15/33[4]	7,550,000	7,652,027
Citigroup, Inc.
2.52% due 11/03/32[3]	6,900,000	5,559,399
2.90% due 11/03/42[3]	1,400,000	991,213
CNO Global Funding
1.75% due 10/07/26[4]	7,400,000	6,532,208
Mid-Atlantic Military Family Communities LLC
5.30% due 08/01/50[4]	5,932,851	5,254,814
5.24% due 08/01/50[4]	1,080,285	993,787
Everest Reinsurance Holdings, Inc.
3.50% due 10/15/50	8,586,000	6,088,798
Cooperatieve Rabobank UA
4.66% due 08/22/28[3,4]	6,200,000	5,932,614
Deloitte LLP
7.33% due 11/20/26†††	4,800,000	4,977,523
Brookfield Finance LLC / Brookfield Finance, Inc.
3.45% due 04/15/50	6,852,000	4,530,025
Horace Mann Educators Corp.
4.50% due 12/01/25	4,560,000	4,349,812
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[4]	4,710,000	4,262,550
HS Wildcat LLC
3.83% due 12/31/50†††	4,988,254	3,801,050
Commonwealth Bank of Australia
3.61% due 09/12/34[3,4]	3,550,000	2,983,711
Nasdaq, Inc.
5.95% due 08/15/53	2,880,000	2,948,804
Home Point Capital, Inc.
5.00% due 02/01/26[4]	2,780,000	2,492,504
Enstar Group Ltd.
3.10% due 09/01/31	1,670,000	1,309,549
4.95% due 06/01/29	1,250,000	1,164,025
KKR Group Finance Company III LLC
5.13% due 06/01/44[4]	2,710,000	2,345,916
American National Group LLC
6.14% due 06/13/32[4]	2,000,000	1,896,868
Goldman Sachs Group, Inc.
3.65% [3,13]	2,450,000	1,893,850
Lloyds Banking Group plc
3.51% due 03/18/26[3]	1,580,000	1,503,853
5.87% due 03/06/29[3]	300,000	297,466
Ares Finance Company IV LLC
3.65% due 02/01/52[4]	2,450,000	1,578,980
Transatlantic Holdings, Inc.
8.00% due 11/30/39	1,265,000	1,564,926
Bank of Nova Scotia
2.44% due 03/11/24	1,600,000	1,562,200
Brighthouse Financial Global Funding
1.00% due 04/12/24[4]	1,620,000	1,557,873
Danske Bank A/S
0.98% due 09/10/25[3,4]	1,660,000	1,548,816
ING Groep N.V.
1.73% due 04/01/27[3]	1,360,000	1,211,165
2.73% due 04/01/32[3]	400,000	329,975
Jackson National Life Global Funding
1.75% due 01/12/25[4]	1,650,000	1,531,252
Athene Global Funding
2.67% due 06/07/31[4]	1,550,000	1,203,131
2.65% due 10/04/31[4]	400,000	302,796
BNP Paribas S.A.
1.32% due 01/13/27[3,4]	1,640,000	1,454,320
Fort Benning Family Communities LLC
6.09% due 01/15/51[4]	1,576,149	1,422,759
Iron Mountain Information Management Services, Inc.
5.00% due 07/15/32[4]	1,617,000	1,395,835
Selective Insurance Group, Inc.
5.38% due 03/01/49	1,510,000	1,386,605
Blackstone Holdings Finance Company LLC
3.20% due 01/30/52[4]	2,150,000	1,372,277
Fort Knox Military Housing Privatization Project
5.53% (1 Month USD LIBOR + 0.34%) due 02/15/52◊,4	1,652,504	1,198,039
Midwest Family Housing LLC
5.58% due 01/01/51[4]	1,288,809	1,162,009
AvalonBay Communities, Inc.
2.30% due 03/01/30	1,200,000	1,007,760
Credit Agricole S.A.
5.30% due 07/12/28[4]	1,000,000	996,409

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 22.8% (continued)
Financial - 11.3% (continued)
LXP Industrial Trust
2.38% due 10/01/31	1,300,000	$989,553
Banco Santander S.A.
2.96% due 03/25/31	1,200,000	989,509
Morgan Stanley
2.51% due 10/20/32[3]	1,200,000	969,260
Realty Income Corp.
3.25% due 01/15/31	1,100,000	961,444
KKR Group Finance Company II LLC
5.50% due 02/01/43[4]	1,000,000	912,223
Atlas Mara Ltd.
due 12/31/21†††,12,14	2,127,812	714,945
F&G Global Funding
2.30% due 04/11/27[4]	790,000	697,928
Atlantic Marine Corporations Communities LLC
5.37% due 12/01/50[4]	743,458	676,201
Wells Fargo & Co.
2.41% due 10/30/25[3]	600,000	571,324
Pacific Beacon LLC
5.51% due 07/15/36[4]	500,000	474,112
Swiss Re Finance Luxembourg S.A.
5.00% due 04/02/49[3,4]	300,000	286,500
Markel Group, Inc.
4.30% due 11/01/47	350,000	281,928
Pine Street Trust I
4.57% due 02/15/29[4]	250,000	229,028
Peachtree Corners Funding Trust
3.98% due 02/15/25[4]	215,000	206,968
Brown & Brown, Inc.
2.38% due 03/15/31	57,000	45,946
Total Financial		2,401,174,462
Consumer, Non-cyclical - 2.8%
CoStar Group, Inc.
2.80% due 07/15/30[4]	90,310,000	74,487,879
Altria Group, Inc.
3.70% due 02/04/51	45,968,000	30,782,278
3.40% due 05/06/30	33,130,000	29,234,818
4.45% due 05/06/50	6,160,000	4,529,136
Global Payments, Inc.
2.90% due 11/15/31	30,265,000	24,620,975
2.90% due 05/15/30	19,810,000	16,790,512
5.30% due 08/15/29	4,300,000	4,189,291
Smithfield Foods, Inc.
2.63% due 09/13/31[4]	39,050,000	28,856,928
3.00% due 10/15/30[4]	15,473,000	12,131,706
5.20% due 04/01/29[4]	850,000	783,289
BAT Capital Corp.
3.98% due 09/25/50	41,652,000	28,067,366
4.70% due 04/02/27	9,023,000	8,736,288
JBS USA LUX S.A. / JBS USA Food Company / JBS USA Finance, Inc.
3.00% due 05/15/32[4]	29,206,000	22,414,153
4.38% due 02/02/52[4]	10,200,000	7,154,177
5.13% due 02/01/28[4]	2,250,000	2,160,603
Royalty Pharma plc
3.55% due 09/02/50	39,920,000	26,955,191
Triton Container International Ltd.
3.15% due 06/15/31[4]	34,821,000	26,790,950
California Institute of Technology
3.65% due 09/01/19	32,078,000	21,875,087
Emory University
2.97% due 09/01/50	30,000,000	21,560,505
Yale-New Haven Health Services Corp.
2.50% due 07/01/50	32,350,000	19,577,732
Kimberly-Clark de Mexico SAB de CV
2.43% due 07/01/31[4]	22,650,000	19,215,127
Universal Health Services, Inc.
2.65% due 10/15/30	18,757,000	15,319,731
Catalent Pharma Solutions, Inc.
3.50% due 04/01/30[4]	9,500,000	7,695,000
3.13% due 02/15/29[4]	6,654,000	5,410,168
Transurban Finance Company Pty Ltd.
2.45% due 03/16/31[4]	14,400,000	11,787,307
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.38% due 08/31/27[4]	12,642,000	11,149,944
Pfizer Investment Enterprises Pte Ltd.
5.30% due 05/19/53	8,910,000	9,263,560
Sabre GLBL, Inc.
7.38% due 09/01/25[4]	9,697,000	8,607,154
WW International, Inc.
4.50% due 04/15/29[4]	12,981,000	7,672,132
US Foods, Inc.
6.25% due 04/15/25[4]	7,137,000	7,134,035
HCA, Inc.
3.50% due 07/15/51	6,175,000	4,272,132
3.50% due 09/01/30	1,600,000	1,402,479
5.50% due 06/15/47	1,100,000	1,036,079
OhioHealth Corp.
3.04% due 11/15/50	9,100,000	6,532,466
Johns Hopkins University
2.81% due 01/01/60	8,952,000	5,882,552
Syneos Health, Inc.
3.63% due 01/15/29[4]	5,409,000	5,287,730
Children's Hospital Corp.
2.59% due 02/01/50	7,100,000	4,549,283

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 22.8% (continued)
Consumer, Non-cyclical - 2.8% (continued)
Children's Health System of Texas
2.51% due 08/15/50	6,500,000	$4,026,863
APi Group DE, Inc.
4.13% due 07/15/29[4]	4,150,000	3,579,356
Central Garden & Pet Co.
4.13% due 04/30/31[4]	3,854,000	3,177,457
Sotheby's/Bidfair Holdings, Inc.
5.88% due 06/01/29[4]	3,900,000	3,032,250
Wisconsin Alumni Research Foundation
3.56% due 10/01/49	3,775,000	2,684,012
Providence St. Joseph Health Obligated Group
2.70% due 10/01/51	4,250,000	2,545,442
Memorial Sloan-Kettering Cancer Center
2.96% due 01/01/50	3,500,000	2,428,025
CPI CG, Inc.
8.63% due 03/15/26[4]	2,145,000	2,064,545
Tenet Healthcare Corp.
4.63% due 06/15/28	2,096,000	1,957,636
Beth Israel Lahey Health, Inc.
3.08% due 07/01/51	2,700,000	1,739,581
Element Fleet Management Corp.
6.27% due 06/26/26[4]	1,660,000	1,654,191
Quanta Services, Inc.
0.95% due 10/01/24	1,660,000	1,559,840
Molina Healthcare, Inc.
4.38% due 06/15/28[4]	1,290,000	1,189,188
Philip Morris International, Inc.
5.13% due 02/15/30	1,000,000	988,743
UnitedHealth Group, Inc.
3.50% due 02/15/24	1,000,000	988,385
Wyeth LLC
6.45% due 02/01/24	978,000	982,886
Nestle Holdings, Inc.
0.38% due 01/15/24[4]	1,000,000	973,125
Triton Container International Limited / TAL International Container Corp.
3.25% due 03/15/32	1,050,000	821,854
Unilever Capital Corp.
0.38% due 09/14/23	600,000	594,338
Spectrum Brands, Inc.
3.88% due 03/15/31[4]	642,000	526,440
DaVita, Inc.
3.75% due 02/15/31[4]	149,000	119,130
4.63% due 06/01/30[4]	76,000	65,244
Total Consumer, Non-cyclical		581,614,274
Consumer, Cyclical - 1.9%
Delta Air Lines, Inc.
7.00% due 05/01/25[4]	46,883,000	47,881,290
Alt-2 Structured Trust
2.95% due 05/14/31†††	50,601,999	44,845,818
Hyatt Hotels Corp.
6.00% due 04/23/30	24,039,000	24,050,905
5.38% due 04/23/25	18,928,000	18,727,102
1.30% due 10/01/23	1,660,000	1,644,775
Delta Air Lines Inc. / SkyMiles IP Ltd.
4.50% due 10/20/25[4]	37,666,000	36,844,483
Choice Hotels International, Inc.
3.70% due 01/15/31	39,961,000	33,774,076
Warnermedia Holdings, Inc.
5.14% due 03/15/52	27,431,000	22,335,636
6.41% due 03/15/26	9,250,000	9,257,647
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[4]	31,366,102	31,444,415
Marriott International, Inc.
2.85% due 04/15/31	24,597,000	20,681,124
Ferguson Finance plc
3.25% due 06/02/30[4]	17,904,000	15,535,999
4.65% due 04/20/32[4]	5,200,000	4,903,781
British Airways Class A Pass Through Trust
2.90% due 03/15/35[4]	14,703,295	12,114,411
4.25% due 11/15/32[4]	5,030,953	4,584,680
American Airlines Class AA Pass Through Trust
3.35% due 10/15/29	8,194,683	7,277,138
3.20% due 06/15/28	5,157,800	4,618,171
3.00% due 10/15/28	3,720,053	3,295,966
3.15% due 02/15/32	154,898	134,841
Whirlpool Corp.
4.60% due 05/15/50	16,920,000	14,036,828
Walgreens Boots Alliance, Inc.
4.10% due 04/15/50	15,203,000	10,827,517
Steelcase, Inc.
5.13% due 01/18/29	9,342,000	8,278,604
Air Canada
3.88% due 08/15/26[4]	8,650,000	8,017,276
United Airlines 2023-1 Class A Pass Through Trust
5.80% due 01/15/36	7,450,000	7,569,923
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.75% due 10/20/28[4]	3,800,000	3,688,618

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~		Value
CORPORATE BONDS†† - 22.8% (continued)
Consumer, Cyclical - 1.9% (continued)
LKQ Corp.
6.25% due 06/15/33[4]		2,875,000	$2,896,674
JB Poindexter & Company, Inc.
7.13% due 04/15/26[4]		2,850,000	2,786,530
United Airlines, Inc.
4.38% due 04/15/26[4]		1,750,000	1,662,685
Brunswick Corp.
5.10% due 04/01/52		2,030,000	1,505,109
PulteGroup, Inc.
6.38% due 05/15/33		1,400,000	1,448,932
NVR, Inc.
3.00% due 05/15/30		1,200,000	1,039,366
JetBlue Class A Pass Through Trust
4.00% due 11/15/32		125,461	114,262
Total Consumer, Cyclical			407,824,582
Industrial - 1.9%
FLNG Liquefaction 3 LLC
3.08% due 06/30/39†††		65,123,980	51,019,541
TD SYNNEX Corp.
2.65% due 08/09/31		34,240,000	26,253,273
2.38% due 08/09/28		21,781,000	17,848,191
Vontier Corp.
2.95% due 04/01/31		34,492,000	27,575,240
2.40% due 04/01/28		19,150,000	15,947,545
Boeing Co.
5.81% due 05/01/50		41,090,000	40,940,057
Flowserve Corp.
3.50% due 10/01/30		22,421,000	19,131,658
2.80% due 01/15/32		19,800,000	15,777,262
Dyal Capital Partners IV
3.65% due 02/22/41†††		41,800,000	31,835,277
Cliffwater Corporate Lending Fund
6.77% due 08/04/28		22,700,000	22,650,770
Stadco LA, LLC
3.75% due 05/15/56†††		31,000,000	21,502,468
Cellnex Finance Company S.A.
3.88% due 07/07/41[4]		29,296,000	21,465,132
Owens Corning
3.88% due 06/01/30		21,890,000	19,998,689
Weir Group plc
2.20% due 05/13/26[4]		13,015,000	11,657,223
TFI International, Inc.
3.35% due 01/05/33†††		14,000,000	10,691,635
Artera Services LLC
9.03% due 12/04/25[4]		8,490,000	7,428,750
Hillenbrand, Inc.
3.75% due 03/01/31		7,650,000	6,426,000
Norfolk Southern Corp.
4.10% due 05/15/21		9,100,000	6,415,225
Fortune Brands Innovations, Inc.
5.88% due 06/01/33		4,200,000	4,205,468
4.50% due 03/25/52		1,500,000	1,167,893
Virgin Media Vendor Financing Notes III DAC
4.88% due 07/15/28	GBP	5,000,000	5,022,009
Mueller Water Products, Inc.
4.00% due 06/15/29[4]		5,433,000	4,820,635
Trinity Industries, Inc.
7.75% due 07/15/28[4]		3,250,000	3,270,312
GrafTech Global Enterprises, Inc.
9.88% due 12/15/28[4]		3,100,000	3,076,750
Jabil, Inc.
5.45% due 02/01/29		1,870,000	1,855,562
GATX Corp.
3.50% due 06/01/32		1,650,000	1,411,156
4.70% due 04/01/29		400,000	382,901
Stanley Black & Decker, Inc.
6.00% due 03/06/28		1,640,000	1,685,880
Penske Truck Leasing Company, LP / PTL Finance Corp.
1.70% due 06/15/26[4]		1,620,000	1,430,587
Ryder System, Inc.
5.65% due 03/01/28		1,000,000	1,000,418
Mohawk Industries, Inc.
3.63% due 05/15/30		1,100,000	992,867
Masco Corp.
4.50% due 05/15/47		1,200,000	969,192
Adevinta ASA
3.00% due 11/15/27	EUR	417,000	422,289
Martin Marietta Materials, Inc.
0.65% due 07/15/23		360,000	359,251
Standard Industries, Inc.
4.38% due 07/15/30[4]		101,000	87,476
3.38% due 01/15/31[4]		81,000	65,208
Virgin Media Inc.
4.00% due 01/31/29	GBP	150,000	150,570
Total Industrial			406,940,360
Communications - 1.3%
Level 3 Financing, Inc.
3.63% due 01/15/29[4]		34,939,000	20,954,805
4.25% due 07/01/28[4]		26,815,000	17,265,261
3.88% due 11/15/29[4]		20,300,000	16,153,043
3.75% due 07/15/29[4]		13,950,000	8,403,158
British Telecommunications plc
4.88% due 11/23/81[3,4]		47,450,000	38,568,923
4.25% due 11/23/81[3,4]		8,250,000	7,260,547
9.63% due 12/15/30		2,391,000	2,941,814
Vodafone Group plc
4.13% due 06/04/81[3]		40,537,000	32,166,109
Paramount Global
4.95% due 05/19/50		39,826,000	29,892,197
Rogers Communications, Inc.
4.55% due 03/15/52[4]		29,725,000	23,905,530
Virgin Media Secured Finance plc
4.50% due 08/15/30[4]		17,850,000	14,964,019

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 22.8% (continued)
Communications - 1.3% (continued)
Altice France S.A.
5.13% due 07/15/29[4]	17,800,000	$12,635,747
5.13% due 01/15/29[4]	2,290,000	1,632,534
Charter Communications Operating LLC / Charter Communications Operating Capital
3.90% due 06/01/52	21,690,000	14,193,169
Sirius XM Radio, Inc.
4.13% due 07/01/30[4]	12,010,000	9,806,821
Go Daddy Operating Company LLC / GD Finance Co., Inc.
3.50% due 03/01/29[4]	8,203,000	7,028,682
Radiate Holdco LLC / Radiate Finance, Inc.
4.50% due 09/15/26[4]	5,775,000	4,604,209
Virgin Media Vendor Financing Notes IV DAC
5.00% due 07/15/28[4]	5,100,000	4,461,137
CSC Holdings LLC
4.13% due 12/01/30[4]	5,772,000	4,037,663
Interpublic Group of Companies, Inc.
3.38% due 03/01/41	1,950,000	1,421,889
2.40% due 03/01/31	350,000	284,915
McGraw-Hill Education, Inc.
5.75% due 08/01/28[4]	1,549,000	1,342,193
Koninklijke KPN N.V.
8.38% due 10/01/30	1,140,000	1,314,445
Match Group Holdings II LLC
4.13% due 08/01/30[4]	1,250,000	1,070,625
Booking Holdings, Inc.
4.63% due 04/13/30	1,000,000	974,362
Virgin Media Finance plc
5.00% due 07/15/30[4]	1,050,000	835,900
Motorola Solutions, Inc.
5.50% due 09/01/44	360,000	341,721
UPC Broadband Finco BV
4.88% due 07/15/31[4]	200,000	164,618
CCO Holdings LLC / CCO Holdings Capital Corp.
4.25% due 02/01/31[4]	20,000	16,179
Total Communications		278,642,215
Energy - 1.2%
BP Capital Markets plc
4.88% [3,13]	109,924,000	99,920,916
Galaxy Pipeline Assets Bidco Ltd.
3.25% due 09/30/40[4]	43,921,000	34,003,803
ITT Holdings LLC
6.50% due 08/01/29[4]	38,518,000	32,450,645
Midwest Connector Capital Company LLC
4.63% due 04/01/29[4]	16,048,000	14,663,945
TransCanada PipeLines Ltd.
6.20% due 03/09/26	10,900,000	10,907,594
4.88% due 05/15/48	1,200,000	1,074,591
NuStar Logistics, LP
6.38% due 10/01/30	10,560,000	10,074,677
5.63% due 04/28/27	1,880,000	1,806,492
Parkland Corp.
4.63% due 05/01/30[4]	8,000,000	6,936,440
Greensaif Pipelines Bidco SARL
6.51% due 02/23/42[4]	6,500,000	6,757,019
Greensaif Pipelines Bidco SARL
6.13% due 02/23/38[4]	5,550,000	5,668,891
Kinder Morgan, Inc.
5.20% due 06/01/33	4,700,000	4,554,664
DT Midstream, Inc.
4.30% due 04/15/32[4]	3,250,000	2,812,802
4.13% due 06/15/29[4]	550,000	482,666
Magellan Midstream Partners, LP
3.95% due 03/01/50	1,600,000	1,142,663
5.15% due 10/15/43	1,100,000	932,561
Valero Energy Corp.
7.50% due 04/15/32	1,350,000	1,522,282
Enterprise Products Operating LLC
5.10% due 02/15/45	1,340,000	1,279,285
Enbridge Energy Partners, LP
7.38% due 10/15/45	1,040,000	1,197,174
Targa Resources Corp.
6.50% due 02/15/53	1,000,000	1,021,230
ONEOK, Inc.
4.50% due 03/15/50	850,000	648,930
Eastern Gas Transmission & Storage, Inc.
4.60% due 12/15/44	500,000	420,855
Total Energy		240,280,125
Technology - 1.1%
Broadcom, Inc.
4.93% due 05/15/37[4]	33,182,000	30,029,848
4.15% due 11/15/30	19,705,000	18,129,569
3.19% due 11/15/36[4]	3,135,000	2,369,286
2.60% due 02/15/33[4]	1,660,000	1,297,279
Oracle Corp.
3.95% due 03/25/51	33,794,000	25,552,392
5.55% due 02/06/53	20,220,000	19,579,899
6.13% due 07/08/39	1,190,000	1,227,731
6.90% due 11/09/52	300,000	336,710
CDW LLC / CDW Finance Corp.
3.57% due 12/01/31	42,361,000	35,745,059
3.25% due 02/15/29	1,100,000	942,517
Leidos, Inc.
2.30% due 02/15/31	20,050,000	15,798,365
5.75% due 03/15/33	9,550,000	9,487,389
4.38% due 05/15/30	2,650,000	2,433,060
Qorvo, Inc.
4.38% due 10/15/29	14,751,000	13,323,109
3.38% due 04/01/31[4]	8,675,000	6,993,673

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~		Value
CORPORATE BONDS†† - 22.8% (continued)
Technology - 1.1% (continued)
MSCI, Inc.
3.63% due 09/01/30[4]		17,718,000	$15,279,801
3.88% due 02/15/31[4]		1,769,000	1,532,884
3.63% due 11/01/31[4]		1,780,000	1,519,538
CGI, Inc.
2.30% due 09/14/31		16,050,000	12,552,592
Fiserv, Inc.
5.60% due 03/02/33		10,250,000	10,432,580
Foundry JV Holdco LLC
5.88% due 01/25/34[4]		5,950,000	5,926,479
Booz Allen Hamilton, Inc.
3.88% due 09/01/28[4]		4,550,000	4,115,295
Microchip Technology, Inc.
0.97% due 02/15/24		1,650,000	1,598,600
ServiceNow, Inc.
1.40% due 09/01/30		1,300,000	1,029,289
Broadridge Financial Solutions, Inc.
2.90% due 12/01/29		1,200,000	1,023,402
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.13% due 02/15/42		1,400,000	979,390
Total Technology			239,235,736
Basic Materials - 0.8%
Anglo American Capital plc
5.63% due 04/01/30[4]		21,300,000	21,202,591
2.63% due 09/10/30[4]		18,000,000	14,847,872
3.95% due 09/10/50[4]		14,140,000	10,485,050
Newcrest Finance Pty Ltd.
3.25% due 05/13/30[4]		38,450,000	33,908,471
4.20% due 05/13/50[4]		1,300,000	1,065,807
Minerals Technologies, Inc.
5.00% due 07/01/28[4]		18,723,000	17,037,930
Alcoa Nederland Holding BV
4.13% due 03/31/29[4]		8,600,000	7,686,250
5.50% due 12/15/27[4]		6,525,000	6,310,469
6.13% due 05/15/28[4]		2,800,000	2,784,936
Valvoline, Inc.
3.63% due 06/15/31[4]		18,300,000	14,874,972
Yamana Gold, Inc.
2.63% due 08/15/31		14,431,000	11,240,934
4.63% due 12/15/27		3,000,000	2,829,841
Reliance Steel & Aluminum Co.
2.15% due 08/15/30		12,040,000	9,810,296
INEOS Quattro Finance 2 plc
2.50% due 01/15/26	EUR	8,500,000	8,289,031
3.38% due 01/15/26[4]		200,000	182,510
Steel Dynamics, Inc.
2.40% due 06/15/25		5,950,000	5,557,312
Southern Copper Corp.
7.50% due 07/27/35		1,250,000	1,451,650
Albemarle Corp.
5.45% due 12/01/44		1,500,000	1,410,232
Barrick North America Finance LLC
5.75% due 05/01/43		1,000,000	1,027,248
LYB International Finance BV
4.88% due 03/15/44		1,100,000	966,955
Dow Chemical Co.
6.90% due 05/15/53		800,000	903,407
Carpenter Technology Corp.
6.38% due 07/15/28		178,000	174,440
Total Basic Materials			174,048,204
Utilities - 0.5%
AES Corp.
3.95% due 07/15/30[4]		28,124,000	25,213,667
3.30% due 07/15/25[4]		3,750,000	3,541,268
NRG Energy, Inc.
2.45% due 12/02/27[4]		26,000,000	21,910,410
Alexander Funding Trust
1.84% due 11/15/23[4]		14,400,000	14,084,269
Enel Finance International N.V.
5.00% due 06/15/32[4]		13,690,000	12,941,101
Black Hills Corp.
5.95% due 03/15/28		9,200,000	9,307,237
4.20% due 09/15/46		1,200,000	942,200
Entergy Texas, Inc.
1.50% due 09/01/26		1,650,000	1,431,272
Indiana Michigan Power Co.
6.05% due 03/15/37		1,310,000	1,373,838
Nevada Power Co.
6.65% due 04/01/36		1,180,000	1,272,686
Southern Power Co.
5.25% due 07/15/43		1,350,000	1,241,155
Consolidated Edison Company of New York, Inc.
5.10% due 06/15/33		1,080,000	1,034,490
Idaho Power Co.
4.20% due 03/01/48		1,200,000	1,021,131
Tampa Electric Co.
4.45% due 06/15/49		1,200,000	1,016,973
Oklahoma Gas and Electric Co.
5.40% due 01/15/33		1,000,000	1,015,970
Duke Energy Ohio, Inc.
4.30% due 02/01/49		1,200,000	1,003,240
Brooklyn Union Gas Co.
4.27% due 03/15/48[4]		1,300,000	993,336
Washington Gas Light Co.
3.80% due 09/15/46		1,300,000	992,046
Arizona Public Service Co.
3.75% due 05/15/46		1,300,000	960,963
Louisville Gas and Electric Co.
4.25% due 04/01/49		1,100,000	915,277
IPALCO Enterprises, Inc.
4.25% due 05/01/30		212,000	191,803
Total Utilities			102,404,332
Total Corporate Bonds
(Cost $5,857,125,651)			4,832,164,290

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 21.3%
Collateralized Loan Obligations - 13.4%
LCCM Trust
2021-FL3 A, 6.71% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 11/15/38◊,4	98,500,000	$95,679,364
2021-FL3 AS, 7.06% (1 Month Term SOFR + 1.91%, Rate Floor: 1.91%) due 11/15/38◊,4	37,152,000	34,987,290
2021-FL3 B, 7.46% (1 Month Term SOFR + 2.31%, Rate Floor: 2.31%) due 11/15/38◊,4	21,450,000	20,126,316
2021-FL2 B, 7.16% (1 Month Term SOFR + 2.01%, Rate Floor: 2.01%) due 12/13/38◊,4	400,000	375,440
LoanCore Issuer Ltd.
2021-CRE6 B, 7.09% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 11/15/38◊,4	44,000,000	41,657,383
2021-CRE4 C, 6.88% (30 Day Average SOFR + 1.81%, Rate Floor: 1.81%) due 07/15/35◊,4	25,982,000	24,599,516
2021-CRE6 C, 7.49% (1 Month USD LIBOR + 2.30%, Rate Floor: 2.30%) due 11/15/38◊,4	22,825,000	21,309,372
2021-CRE5 D, 8.19% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 07/15/36◊,4	14,350,000	12,143,086
2019-CRE2 AS, 6.69% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/36◊,4	11,603,355	11,556,517
2019-CRE2 B, 6.89% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 05/15/36◊,4	11,575,000	11,304,621
2021-CRE4 D, 7.68% (30 Day Average SOFR + 2.61%, Rate Floor: 2.61%) due 07/15/35◊,4	5,600,000	5,353,707
2019-CRE3 B, 6.79% (1 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/15/34◊,4	4,410,000	4,299,225
BXMT Ltd.
2020-FL2 A, 6.12% (1 Month Term SOFR + 1.01%, Rate Floor: 1.01%) due 02/15/38◊,4	58,425,519	55,545,941
2020-FL3 AS, 6.97% (1 Month Term SOFR + 1.86%, Rate Floor: 1.86%) due 11/15/37◊,4	23,550,000	22,090,178
2020-FL3 C, 7.77% (1 Month Term SOFR + 2.66%, Rate Floor: 2.66%) due 11/15/37◊,4	16,327,000	15,078,783
2020-FL2 B, 6.62% (1 Month Term SOFR + 1.51%, Rate Floor: 1.51%) due 02/15/38◊,4	16,000,000	14,020,712
2020-FL3 B, 7.37% (1 Month Term SOFR + 2.26%, Rate Floor: 2.26%) due 11/15/37◊,4	10,600,000	9,886,000
2020-FL2 AS, 6.37% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 02/15/38◊,4	6,008,500	5,508,917
2020-FL2 C, 6.87% (1 Month Term SOFR + 1.76%, Rate Floor: 1.76%) due 02/15/38◊,4	5,360,000	4,638,921
Cerberus Loan Funding XXX, LP
2020-3A A, 7.11% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 01/15/33◊,4	100,000,000	99,222,890
2020-3A B, 7.76% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 01/15/33◊,4	10,200,000	9,958,853

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 21.3% (continued)
Collateralized Loan Obligations - 13.4% (continued)
Woodmont Trust
2020-7A A1A, 7.16% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/15/32◊,4	83,000,000	$82,730,707
2020-7A B, 7.86% (3 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 01/15/32◊,4	13,500,000	13,185,040
2020-7A A2, 7.51% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 01/15/32◊,4	7,000,000	6,926,655
Cerberus Loan Funding XXXII, LP
2021-2A A, 6.88% (3 Month USD LIBOR + 1.62%, Rate Floor: 1.62%) due 04/22/33◊,4	65,000,000	63,717,882
2021-2A C, 8.11% (3 Month USD LIBOR + 2.85%, Rate Floor: 2.85%) due 04/22/33◊,4	20,925,000	19,862,246
2021-2A B, 7.16% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 04/22/33◊,4	19,200,000	18,389,578
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 7.26% (3 Month USD LIBOR + 1.86%, Rate Floor: 1.86%) due 08/25/33◊,4	105,004,127	100,481,988
HERA Commercial Mortgage Ltd.
2021-FL1 B, 6.76% (1 Month Term SOFR + 1.71%, Rate Floor: 1.60%) due 02/18/38◊,4	49,562,000	47,069,988
2021-FL1 AS, 6.46% (1 Month Term SOFR + 1.41%, Rate Floor: 1.30%) due 02/18/38◊,4	28,000,000	26,628,370
2021-FL1 C, 7.11% (1 Month Term SOFR + 2.06%, Rate Floor: 1.95%) due 02/18/38◊,4	19,200,000	18,120,054
2021-FL1 A, 6.21% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/18/38◊,4	8,638,037	8,332,485
ABPCI Direct Lending Fund CLO II LLC
2021-1A A1R, 6.85% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/20/32◊,4	84,258,254	83,205,026
Golub Capital Partners CLO 36M Ltd.
2018-36A A, 6.63% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31◊,4	71,065,975	70,302,599
Palmer Square Loan Funding Ltd.
2022-1A A2, 6.59% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,4	23,000,000	22,526,908
2021-3A B, 7.00% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 07/20/29◊,4	22,500,000	21,805,328
2021-2A B, 6.78% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 05/20/29◊,4	10,500,000	10,299,356
2021-1A B, 7.05% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 04/20/29◊,4	7,100,000	7,021,622
2021-2A C, 7.78% (3 Month USD LIBOR + 2.40%, Rate Floor: 2.40%) due 05/20/29◊,4	7,000,000	6,770,374
Cerberus Loan Funding XXXI, LP
2021-1A A, 6.76% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/32◊,4	56,096,153	55,726,249
2021-1A C, 7.86% (3 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 04/15/32◊,4	12,000,000	11,642,862

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 21.3% (continued)
Collateralized Loan Obligations - 13.4% (continued)
ABPCI Direct Lending Fund CLO V Ltd.
2021-5A A1R, 6.75% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/20/31◊,4	50,650,000	$49,969,456
2021-5A A2R, 7.15% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 04/20/31◊,4	15,975,000	15,481,211
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 6.96% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 04/15/33◊,4	33,500,000	33,002,110
2021-1A BR, 7.26% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 04/15/33◊,4	30,400,000	29,974,433
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 6.95% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 07/20/33◊,4	59,500,000	57,925,368
2021-1A B12, 7.25% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/20/33◊,4	2,500,000	2,389,530
Cerberus Loan Funding XL LLC
2023-1A A, 7.19% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 03/22/35◊,4	55,500,000	55,496,198
2023-1A B, 8.39% (3 Month Term SOFR + 3.60%, Rate Floor: 3.60%) due 03/22/35◊,4	4,600,000	4,605,129
ABPCI Direct Lending Fund IX LLC
2021-9A A1R, 6.69% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/18/31◊,4	34,150,000	33,662,683
2021-9A A2R, 7.09% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 11/18/31◊,4	26,000,000	25,178,143
Fortress Credit Opportunities IX CLO Ltd.
2021-9A A2TR, 7.06% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 10/15/33◊,4	46,200,000	44,873,543
2021-9A BR, 7.21% (3 Month USD LIBOR + 1.95%, Rate Floor: 1.95%) due 10/15/33◊,4	6,700,000	6,346,558
2021-9A A1TR, 6.81% (3 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 10/15/33◊,4	3,450,000	3,379,715
FS Rialto
2021-FL3 C, 7.21% (1 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 11/16/36◊,4	31,150,000	29,491,453
2021-FL2 C, 7.27% (1 Month Term SOFR + 2.16%, Rate Floor: 2.16%) due 05/16/38◊,4	15,665,000	14,603,753
2021-FL3 B, 6.96% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 11/16/36◊,4	8,000,000	7,619,602
Owl Rock CLO IV Ltd.
2021-4A A1R, 6.98% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 08/20/33◊,4	36,500,000	35,609,400
2021-4A A2R, 7.28% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 08/20/33◊,4	16,750,000	15,831,505
CHCP Ltd.
2021-FL1 AS, 6.52% (1 Month Term SOFR + 1.41%, Rate Floor: 1.30%) due 02/15/38◊,4	22,250,000	21,380,839

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 21.3% (continued)
Collateralized Loan Obligations - 13.4% (continued)
2021-FL1 A, 6.27% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/15/38◊,4	18,897,797	$18,476,250
2021-FL1 B, 6.87% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 02/15/38◊,4	6,600,000	6,291,740
2021-FL1 C, 7.32% (1 Month Term SOFR + 2.21%, Rate Floor: 2.10%) due 02/15/38◊,4	2,950,000	2,803,516
ABPCI Direct Lending Fund CLO VII, LP
2021-7A A1R, 6.72% (3 Month USD LIBOR + 1.43%, Rate Floor: 1.43%) due 10/20/31◊,4	39,500,000	38,911,766
2021-7A A2R, 7.14% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 10/20/31◊,4	8,250,000	8,003,888
Fortress Credit Opportunities XI CLO Ltd.
2018-11A A1T, 6.56% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31◊,4	44,906,190	44,497,544
2018-11A C, 7.76% (3 Month USD LIBOR + 2.50%, Rate Floor: 0.00%) due 04/15/31◊,4	2,300,000	2,201,199
KREF Funding V LLC
6.94% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/25/26◊,†††	45,307,885	45,215,232
0.15% due 06/25/26†††,10	313,636,364	31,364
Cerberus Loan Funding XXXIII, LP
2021-3A A, 6.82% (3 Month USD LIBOR + 1.56%, Rate Floor: 1.56%) due 07/23/33◊,4	34,500,000	33,695,281
2021-3A B, 7.11% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 07/23/33◊,4	9,500,000	9,056,381
GoldenTree Loan Management US CLO 1 Ltd.
2021-9A B, 6.75% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 01/20/33◊,4	35,900,000	35,499,349
2021-9A C, 7.05% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 01/20/33◊,4	3,900,000	3,796,165
Cerberus Loan Funding XXXV, LP
2021-5A A, 6.76% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 09/22/33◊,4	30,750,000	30,173,127
2021-5A B, 7.11% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 09/22/33◊,4	8,000,000	7,646,414
LCM XXIV Ltd.
2021-24A BR, 6.65% (3 Month USD LIBOR + 1.40%, Rate Floor: 0.00%) due 03/20/30◊,4	24,200,000	23,669,589
2021-24A CR, 7.15% (3 Month USD LIBOR + 1.90%, Rate Floor: 0.00%) due 03/20/30◊,4	13,050,000	12,611,785
ACRES Commercial Realty Ltd.
2021-FL1 C, 7.22% (1 Month Term SOFR + 2.11%, Rate Floor: 2.11%) due 06/15/36◊,4	13,092,000	12,509,189
2021-FL1 D, 7.87% (1 Month Term SOFR + 2.76%, Rate Floor: 2.76%) due 06/15/36◊,4	11,750,000	10,597,809
2021-FL2 B, 7.41% (1 Month Term SOFR + 2.36%, Rate Floor: 2.36%) due 01/15/37◊,4	10,100,000	9,733,981
2021-FL2 AS, 6.91% (1 Month Term SOFR + 1.86%, Rate Floor: 1.86%) due 01/15/37◊,4	3,500,000	3,363,365

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 21.3% (continued)
Collateralized Loan Obligations - 13.4% (continued)
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 6.87% (3 Month USD LIBOR + 1.61%, Rate Floor: 1.61%) due 07/25/33◊,4	26,750,000	$26,375,008
2021-16A A2R2, 7.06% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 07/25/33◊,4	9,750,000	9,341,974
Madison Park Funding XLVIII Ltd.
2021-48A B, 6.72% (3 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 04/19/33◊,4	27,500,000	26,971,365
2021-48A C, 7.27% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 04/19/33◊,4	6,650,000	6,470,751
Golub Capital Partners CLO 49M Ltd.
2021-49A BR, 7.15% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 08/26/33◊,4	21,695,000	20,700,673
2021-49A CR, 7.85% (3 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 08/26/33◊,4	12,600,000	11,795,089
BDS Ltd.
2021-FL9 C, 7.06% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 11/16/38◊,4	19,500,000	18,524,384
2020-FL5 B, 7.01% (1 Month Term SOFR + 1.91%, Rate Floor: 1.80%) due 02/16/37◊,4	4,400,000	4,282,629
2021-FL9 D, 7.41% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 11/16/38◊,4	4,400,000	4,084,953
2020-FL5 AS, 6.56% (1 Month Term SOFR + 1.46%, Rate Floor: 1.35%) due 02/16/37◊,4	3,200,000	3,133,390
BCC Middle Market CLO LLC
2021-1A A1R, 6.76% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 10/15/33◊,4	30,450,000	29,993,335
Neuberger Berman Loan Advisers CLO 40 Ltd.
2021-40A B, 6.66% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 04/16/33◊,4	26,700,000	25,967,579
2021-40A C, 7.01% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 04/16/33◊,4	2,000,000	1,958,857
MidOcean Credit CLO VII
2020-7A BR, 6.86% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 07/15/29◊,4	27,500,000	27,132,399
Golub Capital Partners CLO 17 Ltd.
2017-17A A1R, 6.91% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/25/30◊,4	26,766,981	26,640,054
OCP CLO Ltd.
2020-4A A2RR, 6.72% (3 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 04/24/29◊,4	25,500,000	25,333,281
STWD Ltd.
2019-FL1 B, 6.82% (1 Month Term SOFR + 1.71%, Rate Floor: 1.60%) due 07/15/38◊,4	11,210,000	10,788,686
2019-FL1 C, 7.17% (1 Month Term SOFR + 2.06%, Rate Floor: 1.95%) due 07/15/38◊,4	8,800,000	8,398,603
2021-FL2 C, 7.26% (1 Month USD LIBOR + 2.10%, Rate Floor: 2.10%) due 04/18/38◊,4	2,820,000	2,489,257
2019-FL1 AS, 6.62% (1 Month Term SOFR + 1.51%, Rate Floor: 1.40%) due 07/15/38◊,4	2,200,000	2,143,958

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 21.3% (continued)
Collateralized Loan Obligations - 13.4% (continued)
BSPDF Issuer Ltd.
2021-FL1 C, 7.44% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 10/15/36◊,4	15,300,000	$14,067,625
2021-FL1 B, 6.99% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 10/15/36◊,4	6,500,000	6,124,741
2021-FL1 D, 7.94% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 10/15/36◊,4	3,500,000	3,120,830
Madison Park Funding LIII Ltd.
2022-53A B, 6.81% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/21/35◊,4	24,000,000	23,301,950
Magnetite XXIX Ltd.
2021-29A B, 6.66% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 01/15/34◊,4	15,100,000	14,985,948
2021-29A C, 6.91% (3 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 01/15/34◊,4	7,700,000	7,501,496
Venture XIV CLO Ltd.
2020-14A CRR, 7.71% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 08/28/29◊,4	22,725,000	22,253,724
Apres Static CLO Ltd.
2020-1A A2R, 6.96% (3 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 10/15/28◊,4	21,750,000	21,674,752
NewStar Fairfield Fund CLO Ltd.
2018-2A A1N, 6.52% (3 Month USD LIBOR + 1.27%, Rate Floor: 1.27%) due 04/20/30◊,4	21,171,638	20,908,633
Golub Capital Partners CLO 54M L.P
2021-54A B, 7.18% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 08/05/33◊,4	21,000,000	19,874,516
AMMC CLO XIV Ltd.
2021-14A A2R2, 6.66% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 07/25/29◊,4	18,290,000	18,175,490
Neuberger Berman Loan Advisers CLO 32 Ltd.
2021-32A BR, 6.67% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 01/20/32◊,4	14,100,000	13,951,692
2021-32A CR, 6.97% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 01/20/32◊,4	4,200,000	4,103,314
Anchorage Capital CLO 6 Ltd.
2021-6A CRR, 7.46% (3 Month USD LIBOR + 2.20%, Rate Floor: 2.20%) due 07/15/30◊,4	18,585,000	18,032,277
Recette CLO Ltd.
2021-1A BRR, 6.65% (3 Month USD LIBOR + 1.40%, Rate Floor: 0.00%) due 04/20/34◊,4	9,800,000	9,340,629
2021-1A CRR, 7.00% (3 Month USD LIBOR + 1.75%, Rate Floor: 0.00%) due 04/20/34◊,4	9,200,000	8,593,307
Owl Rock CLO VI Ltd.
2021-6A B1, 7.26% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/21/32◊,4	17,450,000	16,730,207
BSPRT Issuer Ltd.
2021-FL7 C, 7.49% (1 Month USD LIBOR + 2.30%, Rate Floor: 2.30%) due 12/15/38◊,4	7,250,000	6,816,493

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 21.3% (continued)
Collateralized Loan Obligations - 13.4% (continued)
2021-FL6 C, 7.24% (1 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 03/15/36◊,4	5,550,000	$5,182,592
2021-FL7 B, 7.24% (1 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 12/15/38◊,4	4,875,000	4,716,934
Fontainbleau Vegas
10.43% (1 Month Term SOFR + 5.65%, Rate Floor: 1.00%) due 01/31/26◊,†††	15,725,443	15,725,443
KREF
2021-FL2 C, 7.16% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 02/15/39◊,4	16,600,000	15,432,809
Owl Rock CLO II Ltd.
2021-2A ALR, 6.80% (3 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 04/20/33◊,4	15,600,000	15,219,360
Dryden 36 Senior Loan Fund
2020-36A CR3, 7.30% (3 Month Term SOFR + 2.31%, Rate Floor: 2.05%) due 04/15/29◊,4	15,200,000	14,896,030
Octagon Investment Partners 49 Ltd.
2021-5A B, 6.81% (3 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 01/15/33◊,4	12,800,000	12,517,580
Greystone Commercial Real Estate Notes
2021-FL3 C, 7.26% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 07/15/39◊,4	12,000,000	11,221,825
Golub Capital Partners CLO 54M, LP
2021-54A A, 6.86% (3 Month USD LIBOR + 1.53%, Rate Floor: 1.53%) due 08/05/33◊,4	10,750,000	10,568,093
Golub Capital Partners CLO 25M Ltd.
2018-25A AR, 6.71% (3 Month USD LIBOR + 1.38%, Rate Floor: 1.38%) due 05/05/30◊,4	10,202,329	10,135,311
Neuberger Berman CLO XVI-S Ltd.
2021-16SA BR, 6.66% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 04/15/34◊,4	10,200,000	9,890,381
Lake Shore MM CLO III LLC
2021-2A A1R, 6.74% (3 Month USD LIBOR + 1.48%, Rate Floor: 1.48%) due 10/17/31◊,4	10,000,000	9,844,008
Neuberger Berman Loan Advisers CLO 47 Ltd.
2022-47A B, 6.79% (3 Month Term SOFR + 1.80%, Rate Floor: 1.80%) due 04/14/35◊,4	9,000,000	8,739,468
Boyce Park CLO Ltd.
2022-1A B1, 6.81% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/21/35◊,4	8,800,000	8,574,971
Marathon CLO V Ltd.
2017-5A A2R, 6.83% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/21/27◊,4	7,818,345	7,804,240
Dryden 37 Senior Loan Fund
2015-37A Q, due 01/15/31[4,15]	10,000,000	7,369,478
ACRE Commercial Mortgage Ltd.
2021-FL4 B, 6.61% (1 Month Term SOFR + 1.51%, Rate Floor: 1.40%) due 12/18/37◊,4	3,100,000	2,905,551
2021-FL4 C, 6.96% (1 Month Term SOFR + 1.86%, Rate Floor: 1.75%) due 12/18/37◊,4	3,100,000	2,879,116

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 21.3% (continued)
Collateralized Loan Obligations - 13.4% (continued)
HGI CRE CLO Ltd.
2021-FL2 B, 6.66% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 09/17/36◊,4	5,000,000	$4,763,822
2021-FL2 C, 6.96% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 09/17/36◊,4	1,000,000	935,810
Owl Rock CLO I Ltd.
2019-1A A, 7.18% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 05/20/31◊,4	5,650,000	5,611,637
Shackleton CLO Ltd.
2017-8A BR, 6.55% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 10/20/27◊,4	5,510,000	5,511,963
Cerberus Loan Funding XXXVIII, LP
2022-2A A1, 7.74% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 10/15/34◊,4	5,400,000	5,394,899
VOYA CLO
2021-2A BR, 7.41% (3 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 06/07/30◊,4	4,950,000	4,783,940
Stratus CLO Ltd.
2021-1A B, 6.65% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 12/29/29◊,4	4,500,000	4,402,165
Atlas Senior Loan Fund III Ltd.
2017-1A BR, 6.63% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 11/17/27◊,4	4,300,000	4,294,828
Cerberus Loan Funding XXXVI, LP
2021-6A A, 6.66% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/22/33◊,4	4,150,373	4,135,602
Elmwood CLO 19 Ltd.
2022-6A B1, 8.04% (3 Month Term SOFR + 3.05%, Rate Floor: 3.05%) due 10/17/34◊,4	4,000,000	4,029,520
Northwoods Capital XII-B Ltd.
2018-12BA B, 7.40% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 06/15/31◊,4	4,000,000	3,851,697
BRSP Ltd.
2021-FL1 D, 7.91% (1 Month Term SOFR + 2.81%, Rate Floor: 2.81%) due 08/19/38◊,4	4,200,000	3,616,090
MF1 Multifamily Housing Mortgage Loan Trust
2021-FL6 D, 7.77% (1 Month Term SOFR + 2.66%, Rate Floor: 2.66%) due 07/16/36◊,4	3,800,000	3,562,784
Wellfleet CLO Ltd.
2018-2A A2R, 6.83% (3 Month USD LIBOR + 1.58%, Rate Floor: 1.58%) due 10/20/28◊,4	2,500,000	2,478,586
Allegro CLO VII Ltd.
2018-1A C, 7.16% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 06/13/31◊,4	2,500,000	2,398,553
Carlyle Global Market Strategies CLO Ltd.
2012-3A SUB, due 01/14/32[4,15]	8,920,000	2,256,760
FS Rialto Issuer LLC
2022-FL7 B, 9.00% (1 Month Term SOFR + 3.91%, Rate Floor: 3.91%) due 10/19/39◊,4	2,000,000	1,986,113
TRTX Issuer Ltd.
2019-FL3 B, 6.97% (1 Month Term SOFR + 1.86%, Rate Floor: 1.75%) due 10/15/34◊,4	1,500,000	1,491,072

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~		Value
ASSET-BACKED SECURITIES†† - 21.3% (continued)
Collateralized Loan Obligations - 13.4% (continued)
Diamond CLO Ltd.
2021-1A CR, 7.66% (3 Month USD LIBOR + 2.40%, Rate Floor: 2.40%) due 04/25/29◊,4		969,257	$965,418
Voya CLO Ltd.
2013-1A INC, due 10/15/30[4,15]		10,575,071	893,594
Great Lakes CLO Ltd.
2014-1A SUB, due 10/15/29[4,15]		461,538	181,033
Treman Park CLO Ltd.
2015-1A SUB, due 10/20/28[4,15]		6,859,005	175,591
Venture XIII CLO Ltd.
2013-13A SUB, due 09/10/29[4,15]		3,700,000	143,786
Babson CLO Ltd.
2014-IA SUB, due 07/20/25[4,15]		1,266,687	63,334
Atlas Senior Loan Fund IX Ltd.
2018-9A SUB, due 04/20/28[4,15]		1,200,000	37,068
OHA Credit Partners IX Ltd.
2013-9A ACOM, due 10/20/25[4,15]		1,808,219	1,989
Copper River CLO Ltd.
2007-1A INC, due 01/20/21[12,15]		1,500,000	150
Total Collateralized Loan Obligations			2,843,368,755
Financial - 1.9%
Strategic Partners Fund VIII LP
7.71% (1 Month Term SOFR + 2.60%, Rate Floor: 0.00%) due 03/10/26◊,†††		51,157,649	50,930,792
7.74% (1 Month Term SOFR + 2.60%, Rate Floor: 0.00%) due 03/10/26◊,†††		20,562,090	20,470,908
KKR Core Holding Company LLC
4.00% due 08/12/31†††		81,770,389	71,208,071
HV Eight LLC
5.48% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 12/31/27◊,†††	EUR	51,600,000	56,318,814
HarbourVest Structured Solutions IV Holdings, LP
7.61% (3 Month USD LIBOR + 2.45%, Rate Floor: 2.45%) due 09/15/26◊,†††		19,956,425	19,972,328
2.58% (3 Month EURIBOR + 2.45%, Rate Floor: 2.45%) due 09/15/26◊,†††	EUR	11,100,000	12,117,215
Project Onyx
7.31% (3 Month Term SOFR + 2.40%, Rate Floor: 2.30%) due 01/26/27◊,†††		31,000,000	31,044,625
Ceamer Finance LLC
3.69% due 03/22/31†††		21,344,080	19,678,683
6.92% due 11/15/37†††		7,452,338	7,228,454
Madison Avenue Secured Funding Trust
2023-1, 7.09% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/04/24◊,†††,4		26,600,000	26,600,000
Lightning A
5.50% due 03/01/37†††		25,995,170	24,410,127
Thunderbird A
5.50% due 03/01/37†††		25,874,490	24,296,806
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††		16,961,946	16,213,709
Nassau LLC
2019-1, 3.98% due 08/15/34[4]		11,969,865	11,342,778
Oxford Finance Funding
2020-1A, 3.10% due 02/15/28[4]		8,695,205	8,610,796
Aesf Vi Verdi, LP
7.31% (3 Month Term SOFR + 2.30%, Rate Floor: 0.00%) due 11/25/24◊,†††		6,395,331	6,395,638
2.15% (3 Month EURIBOR + 2.15%, Rate Floor: 2.15%) due 11/25/24◊,†††	EUR	1,013,463	1,106,214
Industrial DPR Funding Ltd.
2016-1A, 5.24% due 04/15/26[4]		1,893,666	1,843,266
Total Financial			409,789,224
Transport-Aircraft - 1.8%
AASET Trust
2021-1A, 2.95% due 11/16/41[4]		60,864,622	52,435,480
2021-2A, 2.80% due 01/15/47[4]		20,664,704	17,534,001
2020-1A, 3.35% due 01/16/40[4]		16,259,933	13,647,895
2019-1, 3.84% due 05/15/39[4]		6,526,222	4,691,753
2017-1A, 3.97% due 05/16/42[4]		3,469,257	2,893,428
2019-2, 3.38% due 10/16/39[4]		1,689,595	1,417,617

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 21.3% (continued)
Transport-Aircraft - 1.8% (continued)
Castlelake Aircraft Structured Trust
2021-1A, 3.47% due 01/15/46[4]	48,793,874	$44,597,601
Navigator Aircraft ABS Ltd.
2021-1, 2.77% due 11/15/46[4,11]	48,720,985	42,311,252
Lunar Structured Aircraft Portfolio Notes
2021-1, 2.64% due 10/15/46[4]	34,742,480	30,191,910
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[4]	31,666,952	27,373,002
Sprite Ltd.
2021-1, 3.75% due 11/15/46[4]	30,278,810	27,109,472
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[4]	26,448,499	22,234,724
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[4]	21,384,319	17,782,558
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[4]	21,379,290	17,672,549
WAVE LLC
2019-1, 3.60% due 09/15/44[4]	17,872,287	14,639,190
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[4]	15,044,237	13,420,814
Falcon Aerospace Ltd.
2019-1, 3.60% due 09/15/39[4]	9,572,252	8,084,010
2017-1, 4.58% due 02/15/42[4]	3,668,813	3,456,922
Raspro Trust
2005-1A, 6.18% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24◊,4	10,637,384	10,542,009
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[4]	10,613,761	9,577,104
Slam Ltd.
2021-1A, 3.42% due 06/15/46[4]	1,312,500	1,094,651
Total Transport-Aircraft		382,707,942
Whole Business - 1.4%
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[4]	95,142,593	83,826,047
SERVPRO Master Issuer LLC
2021-1A, 2.39% due 04/25/51[4]	38,448,340	31,566,702
2022-1A, 3.13% due 01/25/52[4]	23,206,250	19,326,792
2019-1A, 3.88% due 10/25/49[4]	584,790	533,280
Taco Bell Funding LLC
2021-1A, 2.29% due 08/25/51[4]	23,216,450	19,060,729
2016-1A, 4.97% due 05/25/46[4]	17,438,939	16,754,827
ServiceMaster Funding LLC
2020-1, 3.34% due 01/30/51[4]	28,074,102	22,059,197
2020-1, 2.84% due 01/30/51[4]	9,339,007	7,735,191
Wingstop Funding LLC
2020-1A, 2.84% due 12/05/50[4]	25,117,500	21,683,435
2022-1A, 3.73% due 03/05/52[4]	5,111,375	4,490,972
Sonic Capital LLC
2021-1A, 2.64% due 08/20/51[4]	15,883,095	11,858,605
2020-1A, 3.85% due 01/20/50[4]	4,532,825	4,098,272
2020-1A, 4.34% due 01/20/50[4]	1,617,825	1,413,896
Domino's Pizza Master Issuer LLC
2021-1A, 3.15% due 04/25/51[4]	9,144,380	7,522,396
2017-1A, 4.12% due 07/25/47[4]	7,864,250	7,237,957
Wendy's Funding LLC
2019-1A, 3.78% due 06/15/49[4]	12,244,650	11,336,428
2019-1A, 4.08% due 06/15/49[4]	1,515,875	1,355,177
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.72% due 06/05/49[4]	11,731,500	10,798,177
DB Master Finance LLC
2021-1A, 2.79% due 11/20/51[4]	6,648,750	5,265,684
Total Whole Business		287,923,764
Net Lease - 1.0%
STORE Master Funding I-VII
2016-1A, 3.96% due 10/20/46[4]	27,788,082	25,685,272
2016-1A, 4.32% due 10/20/46[4]	10,991,313	10,048,816
Capital Automotive LLC
2017-1A, 4.18% due 04/15/47[4]	35,075,717	34,266,626

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 21.3% (continued)
Net Lease - 1.0% (continued)
CF Hippolyta Issuer LLC
2022-1A, 6.11% due 08/15/62[4]	20,275,457	$19,655,446
2020-1, 2.28% due 07/15/60[4]	10,075,718	8,998,904
Capital Automotive REIT
2020-1A, 3.48% due 02/15/50[4]	22,018,905	19,432,206
2021-1A, 2.76% due 08/15/51[4]	6,582,125	4,914,929
CARS-DB4, LP
2020-1A, 3.81% due 02/15/50[4]	20,065,119	16,455,019
2020-1A, 3.25% due 02/15/50[4]	3,402,750	2,857,815
SVC ABS LLC
2023-1A, 5.15% due 02/20/53[4]	15,324,417	14,640,954
2023-1A, 5.55% due 02/20/53[4]	3,497,083	3,225,690
CMFT Net Lease Master Issuer LLC
2021-1, 2.91% due 07/20/51[4]	10,050,000	8,132,957
2021-1, 3.04% due 07/20/51[4]	5,050,000	3,805,702
2021-1, 2.51% due 07/20/51[4]	3,000,000	2,426,188
2021-1, 3.44% due 07/20/51[4]	3,215,000	2,404,391
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 2.26% due 11/20/50[4]	15,000,000	13,307,974
STORE Master Funding I LLC
2015-1A, 4.17% due 04/20/45[4]	9,969,137	9,359,540
New Economy Assets Phase 1 Sponsor LLC
2021-1, 2.41% due 10/20/61[4]	10,000,000	8,327,355
CF Hippolyta LLC
2020-1, 2.60% due 07/15/60[4]	4,312,872	3,573,851
STORE Master Funding LLC
2021-1A, 3.70% due 06/20/51[4]	3,547,170	2,732,380
Total Net Lease		214,252,015
Single Family Residence - 0.5%
FirstKey Homes Trust
2020-SFR2, 4.50% due 10/19/37[4]	21,640,000	19,920,512
2020-SFR2, 4.00% due 10/19/37[4]	20,340,000	18,610,134
2020-SFR2, 3.37% due 10/19/37[4]	13,010,000	11,793,382
2021-SFR1, 2.19% due 08/17/38[4]	8,174,000	7,019,078
Home Partners of America Trust
2021-2, 2.65% due 12/17/26[4]	46,531,930	40,567,067
2021-3, 2.80% due 01/17/41[4]	15,400,654	13,054,632
Tricon Residential Trust
2021-SFR1, 2.59% due 07/17/38[4]	7,000,000	6,194,712
Total Single Family Residence		117,159,517
Collateralized Debt Obligations - 0.5%
Anchorage Credit Funding 4 Ltd.
2021-4A AR, 2.72% due 04/27/39[4]	108,854,127	96,326,465
Anchorage Credit Funding Ltd.
2021-13A C2, 3.65% due 07/27/39[4]	1,950,000	1,604,290
Total Collateralized Debt Obligations		97,930,755
Infrastructure - 0.4%
VB-S1 Issuer LLC - VBTEL
2022-1A, 4.29% due 02/15/52[4]	40,900,000	36,558,117
Hotwire Funding LLC
2023-1A, 8.84% due 05/20/53[4]	31,200,000	29,803,945
2021-1, 2.66% due 11/20/51[4]	4,025,000	3,430,106
Blue Stream Issuer LLC
2023-1A, 5.40% due 05/20/53[4]	6,625,000	6,305,753
Stack Infrastructure Issuer LLC
2023-1A, 5.90% due 03/25/48[4]	5,050,000	4,890,968
Total Infrastructure		80,988,889
Transport-Container - 0.3%
Textainer Marine Containers VII Ltd.
2020-1A, 2.73% due 08/21/45[4]	47,767,799	43,362,862
MC Ltd.
2021-1, 2.63% due 11/05/35[4]	10,286,658	8,985,339
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[4]	3,075,782	2,620,776
Total Transport-Container		54,968,977
Insurance - 0.1%
CHEST
7.13% due 03/15/43†††	19,100,000	18,677,792

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

		Face Amount~	Value
ASSET-BACKED SECURITIES†† - 21.3% (continued)
Insurance - 0.1% (continued)
JGWPT XXIII LLC
2011-1A, 4.70% due 10/15/56[4]		2,265,994	$2,122,778
JGWPT XXIV LLC
2011-2A, 4.94% due 09/15/56[4]		1,637,667	1,536,360
VICOF 2
4.00% due 02/22/30†††		739,134	692,583
321 Henderson Receivables VI LLC
2010-1A, 5.56% due 07/15/59[4]		690,152	677,386
SPSS
5.14% due 11/15/52†††,12		148,984	130,423
Total Insurance			23,837,322
Total Asset-Backed Securities
(Cost $4,776,559,786)			4,512,927,160

SENIOR FLOATING RATE INTERESTS††,◊ - 3.0%
Consumer, Cyclical - 0.8%
MB2 Dental Solutions LLC
11.20% (1 Month Term SOFR + 6.00%, Rate Floor: 7.00%) due 01/29/27†††		76,134,275	74,935,586
Zephyr Bidco Ltd.
9.21% (1 Month GBP SONIA + 4.75%, Rate Floor: 4.75%) due 07/23/25	GBP	23,950,000	29,438,599
Pacific Bells LLC
10.00% (3 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 11/10/28		13,966,380	13,665,265
BCP V Modular Services Holdings IV Ltd.
8.02% (3 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 12/15/28	EUR	11,600,000	11,853,853
Packers Holdings LLC
8.44% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/09/28		14,581,073	10,057,295
Adevinta ASA
6.35% (3 Month EURIBOR + 2.75%, Rate Floor: 2.75%) due 06/26/28	EUR	7,761,111	8,421,254
Flamingo
7.08% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 03/27/28	EUR	7,554,688	7,722,075
New Trojan Parent, Inc.
8.46% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 01/06/28		13,769,000	7,555,739
Verisure Holding AB
6.80% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 03/27/28	EUR	5,553,721	5,842,560
SP PF Buyer LLC
9.72% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 12/22/25		3,431,639	2,470,780
Rent-A-Center, Inc.
8.56% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 02/17/28		464,917	464,336
Total Consumer, Cyclical			172,427,342
Consumer, Non-cyclical - 0.8%
Quirch Foods Holdings LLC
9.99% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 10/27/27		28,744,265	27,342,982
PetIQ LLC
9.46% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 04/13/28		27,767,354	25,684,802
Mission Veterinary Partners
9.19% (1 Month USD LIBOR - –%, Rate Floor: 5.15%) due 04/27/28		18,962,250	18,417,085
Sigma Holding BV (Flora Food)
6.24% (6 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 07/02/25	EUR	17,000,000	18,109,954
Southern Veterinary Partners LLC
9.22% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/05/27		15,722,317	15,427,523
Women's Care Holdings, Inc.
9.65% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 01/17/28		15,755,908	13,865,200
Nidda Healthcare Holding GmbH
6.92% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 08/21/26	EUR	12,766,306	13,396,957
Blue Ribbon LLC
11.17% (1 Month USD LIBOR + 6.00%, Rate Floor: 6.75%) due 05/08/28		13,550,625	9,444,786

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

		Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 3.0% (continued)
Consumer, Non-cyclical - 0.8% (continued)
Confluent Health LLC
9.22% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 11/30/28		9,243,430	$8,349,868
HAH Group Holding Co. LLC
10.21% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 10/29/27		4,498,954	4,363,986
Elanco Animal Health, Inc.
7.01% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 08/02/27		1,710,856	1,678,247
Total Consumer, Non-cyclical			156,081,390
Technology - 0.4%
Datix Bidco Ltd.
8.68% (6 Month GBP SONIA + 4.50%, Rate Floor: 4.50%) due 04/28/25†††	GBP	45,800,000	56,990,437
RLDatix
9.53% (6 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 04/28/25†††		19,781,561	19,381,973
Team.Blue Finco SARL
6.80% (3 Month EURIBOR + 3.70%, Rate Floor: 3.70%) due 03/30/28	EUR	8,326,798	8,724,870
Aston FinCo SARL
9.70% (1 Month GBP SONIA + 4.75%, Rate Floor: 4.75%) due 10/09/26†††	GBP	5,684,435	6,027,995
9.44% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 10/09/26†††		745,497	626,218
Emerald TopCo, Inc. (Press Ganey)
8.72% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/24/26		458,065	444,438
Dun & Bradstreet
8.43% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 02/06/26		152,528	152,566
Total Technology			92,348,497
Industrial - 0.4%
United Airlines, Inc.
9.29% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 04/21/28		31,976,219	31,914,186
Mileage Plus Holdings LLC
10.76% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27		24,820,292	25,756,265
CapStone Acquisition Holdings, Inc.
9.95% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 11/12/27†††		8,574,497	8,366,569
American Bath Group LLC
8.95% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 11/23/27		8,743,279	8,209,939
Merlin Buyer, Inc.
9.10% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 12/14/28		7,754,810	7,507,664
Air Canada
8.84% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 08/11/28		4,364,028	4,357,788
Dispatch Terra Acquisition LLC
9.64% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 03/27/28		3,815,774	3,386,499
API Heat Transfer
16.54% (3 Month USD LIBOR +11.00%, Rate Floor: 16.54%) due 01/01/24†††		61,993	41,423
16.54% (3 Month USD LIBOR +16.54%, Rate Floor: 16.54%) due 10/02/23†††		11,060	11,060
Total Industrial			89,551,393
Financial - 0.3%
Higginbotham Insurance Agency, Inc.
10.45% (1 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 11/25/26†††		34,949,629	34,558,161
Jane Street Group LLC
7.97% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 01/26/28		15,658,038	15,607,775

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

		Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 3.0% (continued)
Financial - 0.3% (continued)
HighTower Holding LLC
9.15% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/21/28		8,459,732	$8,216,515
Jones Deslauriers Insurance Management, Inc.
9.29% (3 Month Canada Banker Acceptance + 4.25%, Rate Floor: 5.00%) due 03/27/28†††	CAD	4,750,013	3,461,194
Total Financial			61,843,645
Basic Materials - 0.2%
INEOS Ltd.
6.17% (1 Month EURIBOR + 2.75%, Rate Floor: 2.75%) due 01/29/26	EUR	31,100,000	32,663,147
Trinseo Materials Operating S.C.A.
7.70% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 05/03/28		10,905,750	8,600,383
Total Basic Materials			41,263,530
Communications - 0.1%
Xplornet Communications, Inc.
9.22% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/02/28		5,982,158	4,857,991
Radiate Holdco LLC
8.48% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 09/25/26		2,428,756	2,019,924
Zayo Group Holdings, Inc.
8.22% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/09/27		1,652,094	1,293,044
Total Communications			8,170,959
Energy - 0.0%
Venture Global Calcasieu Pass LLC
7.83% (1 Month Term SOFR + 2.63%, Rate Floor: 2.63%) due 08/19/26		6,592,385	6,526,462
Utilities - 0.0%
Hamilton Projects Acquiror LLC
9.72% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 06/17/27		1,109,534	1,097,051
Total Senior Floating Rate Interests
(Cost $680,395,288)			629,310,269

FEDERAL AGENCY BONDS†† - 1.1%
Tennessee Valley Authority
4.25% due 09/15/65		138,205,000	125,835,238
4.63% due 09/15/60		42,436,000	41,494,727
5.38% due 04/01/56		9,283,000	10,220,862
due 09/15/53[7,10]		1,612,000	369,003
due 09/15/55[7,10]		1,612,000	334,675
due 09/15/56[7,10]		1,612,000	319,763
due 03/15/57[7,10]		1,612,000	312,067
due 09/15/57[7,10]		1,612,000	304,557
due 09/15/58[7,10]		1,612,000	290,073
due 03/15/59[7,10]		1,612,000	283,091
due 09/15/59[7,10]		1,612,000	276,277
due 09/15/60[7,10]		1,612,000	263,140
due 09/15/54[7,10]		1,020,000	222,363
due 03/15/61[7,10]		1,020,000	161,899
due 09/15/61[7,10]		1,020,000	157,994
due 09/15/62[7,10]		1,020,000	149,891
due 03/15/63[7,10]		1,020,000	146,269
due 09/15/63[7,10]		1,020,000	142,735
due 09/15/64[7,10]		1,020,000	135,920
due 03/15/65[7,10]		1,020,000	135,363
due 09/15/65[7,10]		1,020,000	131,581
Tennessee Valley Authority Principal Strips
due 01/15/48[7,8]		38,804,000	11,854,738
due 12/15/42[7,8]		23,785,000	9,167,548
due 01/15/38[7,8]		15,800,000	7,961,241
due 09/15/65[7,8]		3,500,000	451,504
due 09/15/39[7,8]		570,000	261,745
due 04/01/56[7,8]		540,000	109,171
Federal Farm Credit Bank
3.00% due 03/08/32		4,100,000	3,602,404
2.04% due 12/22/45		2,870,000	1,719,546
3.11% due 08/05/48		1,500,000	1,146,621
2.43% due 01/29/37		720,000	567,988
2.90% due 12/09/41		720,000	537,841
2.84% due 06/01/46		720,000	494,791
1.99% due 07/30/40		300,000	199,397
2.60% due 09/06/39		250,000	185,231
2.59% due 12/30/41		180,000	128,976
2.74% due 11/01/39		144,000	108,864
2.59% due 08/24/46		140,000	92,147
3.67% due 02/26/44		70,000	59,198
Freddie Mac
2.05% due 08/19/50		2,010,000	1,131,198
2.02% due 10/05/45		720,000	432,653
2.25% due 09/15/50		360,000	212,899
Federal Home Loan Bank
2.45% due 08/16/41		540,000	375,776

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
FEDERAL AGENCY BONDS†† - 1.1% (continued)
3.63% due 06/22/43	350,000	$295,457
Total Federal Agency Bonds
(Cost $326,699,035)		222,784,422

MUNICIPAL BONDS†† - 0.6%
California - 0.2%
California Statewide Communities Development Authority Revenue Bonds
7.14% due 08/15/47	10,500,000	11,296,018
California Public Finance Authority Revenue Bonds
3.07% due 10/15/40	8,000,000	5,888,613
2.55% due 01/01/40	3,600,000	2,632,525
Oakland Unified School District/Alameda County General Obligation Unlimited
2.87% due 08/01/35	7,405,000	5,979,750
San Mateo Foster City School District General Obligation Unlimited
3.06% due 08/01/44	6,125,000	4,552,627
California State University Revenue Bonds
2.98% due 11/01/51	5,000,000	3,594,745
Oakland Redevelopment Agency Successor Agency Tax Allocation
4.00% due 09/01/39	1,100,000	956,782
Hillsborough City School District General Obligation Unlimited
due 09/01/37[7]	1,000,000	478,980
due 09/01/39[7]	1,000,000	425,541
Total California		35,805,581
New York - 0.2%
Westchester County Local Development Corp. Revenue Bonds
3.85% due 11/01/50	40,185,000	28,798,906
Texas - 0.1%
Dallas Fort Worth International Airport Revenue Bonds
3.09% due 11/01/40	13,800,000	10,844,676
Central Texas Regional Mobility Authority Revenue Bonds
3.17% due 01/01/41	3,000,000	2,316,469
Central Texas Turnpike System Revenue Bonds
3.03% due 08/15/41	3,150,000	2,299,520
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds
3.42% due 09/01/50	2,500,000	1,725,529
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds
3.34% due 11/15/37	1,500,000	1,225,002
Dallas/Fort Worth International Airport Revenue Bonds
2.92% due 11/01/50	1,300,000	937,241
Grand Parkway Transportation Corp. Revenue Bonds
3.31% due 10/01/49	1,000,000	744,322
Total Texas		20,092,759
Illinois - 0.0%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38	4,875,000	4,857,967
6.63% due 02/01/35	1,680,000	1,773,647
City of Chicago Illinois General Obligation Unlimited
6.31% due 01/01/44	4,500,000	4,826,223
Total Illinois		11,457,837
Mississippi - 0.1%
Medical Center Educational Building Corp. Revenue Bonds
2.92% due 06/01/41	11,800,000	8,765,898
Alabama - 0.0%
Auburn University Revenue Bonds
2.68% due 06/01/50	6,500,000	4,261,100
North Carolina - 0.0%
Inlivian Revenue Bonds
3.02% due 01/01/38	4,108,853	3,452,643
Total North Carolina		3,452,643
Ohio - 0.0%
County of Franklin Ohio Revenue Bonds
2.88% due 11/01/50	4,000,000	2,653,950
Washington - 0.0%
Central Washington University Revenue Bonds
6.95% due 05/01/40	1,750,000	1,974,888
Arizona - 0.0%
Northern Arizona University Revenue Bonds
3.09% due 08/01/39	2,350,000	1,855,862
Oklahoma - 0.0%
Tulsa Airports Improvement Trust Revenue Bonds
3.10% due 06/01/45	1,000,000	732,630
Oklahoma Development Finance Authority Revenue Bonds
4.65% due 08/15/30	450,000	407,871
Total Oklahoma		1,140,501
Idaho - 0.0%
Boise State University Revenue Bonds
3.06% due 04/01/40	250,000	190,053
Total Municipal Bonds
(Cost $154,560,489)		120,449,978

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount~	Value
FOREIGN GOVERNMENT DEBT†† - 0.1%
Panama Government International Bond
4.50% due 04/16/50	22,700,000	$17,552,350
Total Foreign Government Debt
(Cost $25,398,250)		17,552,350

SENIOR FIXED RATE INTERESTS†† - 0.0%
Industrial - 0.0%
CTL Logistics
2.65% due 10/10/42	6,885,992	5,281,731
Total Senior Fixed Rate Interests
(Cost $6,885,992)		5,281,731

		Contracts/Notional Value
OTC OPTIONS PURCHASED†† - 0.0%
Call Options on:
Interest Rate Options
Morgan Stanley Capital Services LLC 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD	510,300,000	849,660
Barclays Bank plc 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD	506,250,000	842,916
Bank of America, N.A. 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD	253,750,000	422,499
Morgan Stanley Capital Services LLC 10Y-2Y SOFR CMS CAP Expiring December 2023 with strike price of $0.10	USD	510,300,000	412,583
Barclays Bank plc 10Y-2Y SOFR CMS CAP Expiring December 2023 with strike price of $0.20	USD	508,900,000	411,451
Goldman Sachs International 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD	207,200,000	344,992
Bank of America, N.A. 10Y-2Y SOFR CMS CAP Expiring December 2023 with strike price of $0.20	USD	251,100,000	203,017
Goldman Sachs International 10Y-2Y SOFR CMS CAP Expiring December 2023 with strike price of $0.20	USD	207,200,000	167,523
Total Interest Rate Options			$3,654,641
Total OTC Options Purchased
(Cost $12,606,709)			3,654,641

OTC CREDIT DEFAULT SWAPTIONS PURCHASED††,17 - 0.0%
Put Swaptions on:
Credit Swaptions
Barclays Bank plc 5-Year Credit Default Swap Expiring September 2023 with exercise rate of 0.90%	USD	545,100,000	312,767
Total OTC Credit Default Swaptions Purchased
(Cost $823,101)			312,767
Total Investments - 105.3%
(Cost $24,617,186,221)			$22,331,041,254

OTC INTEREST RATE SWAPTIONS WRITTEN††,17 - -0.1%
Put Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 5-Year Interest Rate Swap Expiring April 2026 with exercise rate of 3.60%	USD	347,930,000	(4,780,948)
BNP Paribas 5-Year Interest Rate Swap Expiring July 2023 with exercise rate of 3.51%	USD	347,940,000	(6,129,092)
BNP Paribas 5-Year Interest Rate Swap Expiring July 2023 with exercise rate of 3.35%	USD	347,900,000	(8,528,633)
Total OTC Interest Rate Swaptions Written
(Premiums received $7,828,247)			(19,438,673)
Other Assets & Liabilities, net - (5.2)%			(1,103,376,336)
Total Net Assets - 100.0%			$21,208,226,245

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

Centrally Cleared Credit Default Swap Agreements Protection Purchased††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date		Notional Amount~	Value	Upfront Premiums Paid(Received)	Unrealized Depreciation**
BofA Securities, Inc.	ICE	ITRAXX.EUR.38.V1	1.00%	Quarterly	12/20/27	EUR	216,100,000	$(3,090,857)	$(1,793,813)	$(1,297,044)
BofA Securities, Inc.	ICE	CDX.NA.HY.40.V1	5.00%	Quarterly	06/20/28		196,300,000	(5,482,726)	856,364	(6,339,090)
								$(8,573,583)	$(937,449)	$(7,636,134)

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Depreciation**
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.40%	Annually	04/04/28	$900,000,000	$(21,335,661)	$4,132	$(21,339,793)
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	2.78%	Annually	07/18/27	1,803,000,000	(86,466,561)	6,753	(86,473,314)
								$(107,802,222)	$10,885	$(107,813,107)

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Bank plc	EUR	Sell	1,032,000	1,127,845 USD	07/14/23	$904
Goldman Sachs International	CAD	Sell	4,705,000	3,538,166 USD	07/14/23	(15,120)
Barclays Bank plc	GBP	Sell	78,280,000	98,685,013 USD	07/14/23	(736,911)
Bank of America, N.A.	EUR	Sell	171,845,000	185,621,470 USD	07/14/23	(2,032,701)
						$(2,783,828)

OTC Interest Rate Swaptions Written
Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Put
Morgan Stanley Capital Services LLC 5-Year Interest Rate Swap	Pay	SOFR	Annual	3.60%	04/23/26	3.60%	$347,930,000	$(4,780,948)
BNP Paribas 5-Year Interest Rate Swap	Pay	SOFR	Annual	3.51%	07/14/23	3.51%	347,940,000	(6,129,092)
BNP Paribas 5-Year Interest Rate Swap	Pay	SOFR	Annual	3.35%	07/07/23	3.35%	347,900,000	(8,528,633)
								$(19,438,673)

OTC Credit Default Swaptions Purchased

Counterparty/Description	Buy/Sell Protection	Index	Payment Frequency	Protection Premium Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Put
Barclays Bank plc 5-Year Credit Default Swap	Buy	CDX.NA.IG.40.V1	Quarterly	1.00%	09/20/23	0.90%	545,100,000	312,767

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at June 30, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
1	Special Purpose Acquisition Company (SPAC).
2	Affiliated issuer.
3	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
4	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $7,769,849,863 (cost $8,663,736,832), or 36.6% of total net assets.

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

5

All or a portion of this security has been physically segregated or earmarked in connection with reverse repurchase agreements. At June 30, 2023, the total market value of segregated or earmarked securities was $1,949,780,546.

6	Rate indicated is the 7-day yield as of June 30, 2023.
7	Zero coupon rate security.
8	Security is a principal-only strip.
9	All or a portion of this security is pledged as futures collateral at June 30, 2023.
10	Security is an interest-only strip.
11	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2023. See table below for additional step information for each security.
12	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $267,115,674 (cost $277,637,596), or 1.3% of total net assets — See Note 6.
13	Perpetual maturity.
14	Security is in default of interest and/or principal obligations.
15	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
16	Payment-in-kind security.
17	Swaptions - See additional disclosure in the swaptions table above for more information on swaptions.
18	Security is unsettled at period end and does not have a stated effective rate.

BofA — Bank of America

CAD — Canadian Dollar

CDX.NA.HY.40.V1 — Credit Default Swap North American High Yield Series 40 Index Version 1

CDX.NA.IG.40.V1— Credit Default Swap North American Investment Grade  Series 40 Index Version 1

CME — Chicago Mercantile Exchange

CMS — Constant Maturity Swap

CMT — Constant Maturity Treasury

EUR — Euro

EURIBOR — European Interbank Offered Rate

GBP — British Pound

ICE — Intercontinental Exchange

ITRAXX.EUR.38.V1 — iTraxx Europe Series 38 Index Version 1

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

REMIC — Real Estate Mortgage Investment Conduit

REIT — Real Estate Investment Trust

SARL —  Société à Responsabilité Limitée

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Overnight Index Average

WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$20,439,704	$—	$2,597	$20,442,301
Preferred Stocks	—	629,923,744	571,740	630,495,484
Warrants	77,313	—	103	77,416
Exchange-Traded Funds	2,454,778	—	—	2,454,778
Mutual Funds	70,545,614	—	—	70,545,614
Money Market Funds	667,597,800	—	—	667,597,800
U.S. Government Securities	—	5,523,858,774	—	5,523,858,774
Collateralized Mortgage Obligations	—	4,898,455,381	172,676,098	5,071,131,479
Corporate Bonds	—	4,568,675,558	263,488,732	4,832,164,290
Asset-Backed Securities	—	4,044,461,939	468,465,221	4,512,927,160
Senior Floating Rate Interests	—	424,909,653	204,400,616	629,310,269
Federal Agency Bonds	—	222,784,422	—	222,784,422
Municipal Bonds	—	120,449,978	—	120,449,978
Foreign Government Debt	—	17,552,350	—	17,552,350
Senior Fixed Rate Interests	—	—	5,281,731	5,281,731
Options Purchased	—	3,654,641	—	3,654,641
Credit Default Swaptions Purchased	—	312,767	—	312,767
Forward Foreign Currency Exchange Contracts**	—	904	—	904
Total Assets	$761,115,209	$20,455,040,111	$1,114,886,838	$22,331,042,158

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swaptions Written	$—	$19,438,673	$—	$19,438,673
Credit Default Swap Agreements**	—	7,636,134	—	7,636,134
Interest Rate Swap Agreements**	—	107,813,107	—	107,813,107
Forward Foreign Currency Exchange Contracts**	—	2,784,732	—	2,784,732
Unfunded Loan Commitments (Note 5)	—	—	33	33
Total Liabilities	$—	$137,672,646	$33	$137,672,679

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $1,336,498,305 are categorized as Level 2 within the disclosure hierarchy — See Note 2.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at June 30, 2023	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$297,110,267	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	152,677,162	Yield Analysis	Yield	4.0%-9.0%	6.5%
Asset-Backed Securities	18,677,792	Option adjusted spread off third party pricing	Trade Price	—	—
Collateralized Mortgage Obligations	115,348,135	Model Price	Market Comparable Yields	7.9%	—
Collateralized Mortgage Obligations	57,327,963	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Common Stocks	1,659	Enterprise Value	Valuation Multiple	2.7x-9.5x	4.3x
Common Stocks	938	Model Price	Liquidation Value	—	—
Corporate Bonds	183,568,339	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Corporate Bonds	79,205,448	Yield Analysis	Yield	6.2%-6.7%	6.4%
Corporate Bonds	714,945	Model Price	Purchase Price	—	—
Preferred Stocks	571,717	Enterprise Value	Valuation Multiple	4.9x	—
Preferred Stocks	23	Model Price	Liquidation Value	—	—
Senior Fixed Rate Interests	5,281,731	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Senior Floating Rate Interests	194,232,726	Yield Analysis	Yield	11.0%-11.7%	11.3%
Senior Floating Rate Interests	10,115,407	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	52,483	Model Price	Purchase Price	—	—
Warrants	103	Model Price	Liquidation Value	—	—
Total Assets	$1,114,886,838
Liabilities:
Unfunded Loan Commitments	$33	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, market comparable yields, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2023, the Fund had securities with a total value of $626,241 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $83,450,536 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2023:

	Assets									Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Warrants	Common Stocks	Preferred Stocks	Senior Fixed Rate Interests	Total Assets	Unfunded Loan Commitments
Beginning Balance	$536,637,321	$179,915,422	$458,761,982	$332,581,132	$103	$1,382	$-	$5,402,287	$1,513,299,629	$(1,043,263)
Purchases/(Receipts)	146,976,075	-	-	11,201,692	-	5	-	-	$158,177,773	114
(Sales, maturities and paydowns)/Fundings	(223,641,693)	(12,666,456)	(199,932,146)	(66,431,610)	-	-	-	(165,479)	$(502,837,384)	317,287
Amortization of premiums/discounts	957,806	(11,358)	(14,437)	488,153	-	-	-	-	$1,420,164	-
Corporate actions	-	-	-	(572,566)	-	849	571,717	-	-	-
Total realized gains (losses) included in earnings	(13,439,627)	(2,135,859)	(36,845,771)	(3,605,365)	-	-	-	-	$(56,026,622)	(157,771)
Total change in unrealized appreciation (depreciation) included in earnings	20,975,489	7,574,349	41,519,104	13,563,348	-	361	-	44,923	$83,677,574	883,600
Transfers into Level 3	-	-	-	626,218	-	-	23	-	$626,241	-
Transfers out of Level 3	(150)	-	-	(83,450,386)	-	-	-	-	$(83,450,536)	-
Ending Balance	$468,465,221	$172,676,098	$263,488,732	$204,400,616	$103	$2,597	$571,740	$5,281,731	$1,114,886,838	$(33)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2023	$(142,846)	$5,598,110	$1,320,853	$8,526,765	$-	$361	$-	$44,923	$15,348,166	$(5)

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
Angel Oak Mortgage Trust 2023-1, 4.75% due 09/26/67	5.75%	01/01/27	—	—
Angel Oak Mortgage Trust 2023-1 2023-1, 4.75% due 09/26/67	5.75%	01/01/27	—	—
Angel Oak Mortgage Trust 2023-2 2023-2, 4.65% due 10/25/67	5.65%	02/01/27	—	—
Angel Oak Mortgage Trust 2023-2 2023-2, 4.65% due 10/25/67	5.65%	02/01/27	—	—
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/25	—	—
BRAVO Residential Funding Trust 2021-C, 1.62% due 03/01/61	4.62%	09/26/24	5.62%	09/26/25
BRAVO Residential Funding Trust 2023-NQM2 2023-NQM2, 4.50% due 05/25/62	5.50%	02/01/27	—	—
BRAVO Residential Funding Trust 2023-NQM2 2023-NQM2, 4.50% due 05/25/62	5.50%	02/01/27	—	—
BRAVO Residential Funding Trust 2023-NQM2 2023-NQM2, 4.50% due 05/25/62	5.50%	02/01/27	—	—
Citigroup Mortgage Loan Trust 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
GCAT 2023-NQM2 Trust 2023-NQM2, 6.24% due 11/25/67	7.24%	01/01/27	—	—
GCAT Trust 2022-NQM5, 5.71% due 08/25/67	6.71%	10/01/26	—	—
GCAT Trust 2022-NQM5, 5.71% due 08/25/67	6.71%	10/01/26	—	—
Legacy Mortgage Asset Trust 2021-GS2, 1.75% due 04/25/61	4.75%	04/25/24	5.75%	04/25/25
Legacy Mortgage Asset Trust 2021-GS5, 2.25% due 07/25/67	5.25%	11/25/24	6.25%	11/25/25
Legacy Mortgage Asset Trust 2021-GS3, 1.75% due 07/25/61	4.75%	05/25/24	5.75%	05/25/25
NYMT Loan Trust 2022-SP1, 5.25% due 07/25/62	8.25%	07/01/25	9.25%	07/01/26
OBX 2023-NQM2 Trust 2023-NQM2, 6.72% due 01/25/62	7.72%	02/01/27	—	—
OBX Trust 2023-NQM2, 6.32% due 01/25/62	7.32%	02/01/27	—	—
OBX Trust 2022-NQM8, 6.10% due 09/25/62	7.10%	10/01/26	—	—
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26	—	—
OSAT Trust 2021-RPL1, 2.12% due 05/25/65	5.12%	06/25/24	6.12%	06/25/25
PRPM LLC 2022-1, 3.72% due 02/25/27	6.72%	02/25/25	7.72%	02/25/26
PRPM LLC 2021-5, 1.79% due 06/25/26	4.79%	06/25/24	5.79%	06/25/25
Verus Securitization Trust 2022-8, 6.13% due 09/25/67	7.13%	10/01/26	—	—
Verus Securitization Trust 2022-8, 6.13% due 09/25/67	7.13%	10/01/26	—	—

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2023, in which the company is an affiliated issuer, were as follows:
Security Name	Value 09/30/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/23	Shares 06/30/23	Investment Income
Common Stocks
BP Holdco LLC*	$323	$–	$–	$–	$360	$683	532	$–
Mutual Funds
Guggenheim Strategy Fund II	26,646,371	1,035,641	–	–	280,839	27,962,851	1,154,536	1,031,194
Guggenheim Strategy Fund III	14,383,324	564,997	–	–	139,384	15,087,705	622,173	563,441
Guggenheim Ultra Short Duration Fund — Institutional Class	26,156,766	953,021	–	–	385,271	27,495,058	2,825,802	949,086
	$67,186,784	$2,553,659	$–	$–	$805,854	$70,546,297		$2,543,721

*	Non-income producing security.

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
MONEY MARKET FUNDS† - 11.0%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.96%[1]	56,077,310	$56,077,310
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 5.00%[1]	1,993,706	1,993,706
Total Money Market Funds
(Cost $58,071,016)		58,071,016

	Face Amount
ASSET-BACKED SECURITIES†† - 39.4%
Collateralized Loan Obligations - 31.7%
Lake Shore MM CLO III LLC
2021-2A A1R, 6.74% (3 Month USD LIBOR + 1.48%, Rate Floor: 1.48%) due 10/17/31◊,2	$11,350,000	11,172,949
BXMT Ltd.
2020-FL2 A, 6.12% (1 Month Term SOFR + 1.01%, Rate Floor: 1.01%) due 02/15/38◊,2	3,832,438	3,643,551
2020-FL3 AS, 6.97% (1 Month Term SOFR + 1.86%, Rate Floor: 1.86%) due 11/15/37◊,2	2,500,000	2,345,029
2020-FL2 AS, 6.37% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 02/15/38◊,2	2,550,000	2,337,978
HERA Commercial Mortgage Ltd.
2021-FL1 AS, 6.46% (1 Month Term SOFR + 1.41%, Rate Floor: 1.30%) due 02/18/38◊,2	5,000,000	4,755,066
2021-FL1 A, 6.21% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/18/38◊,2	3,671,166	3,541,306
ABPCI Direct Lending Fund CLO V Ltd.
2021-5A A1R, 6.75% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/20/31◊,2	8,250,000	8,139,151
Palmer Square Loan Funding Ltd.
2021-2A B, 6.78% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 05/20/29◊,2	4,500,000	4,414,009
2021-1A A1, 6.15% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.90%) due 04/20/29◊,2	1,944,968	1,934,753
2022-1A A2, 6.59% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,2	1,000,000	979,431
Golub Capital Partners CLO 49M Ltd.
2021-49A AR, 6.78% (3 Month USD LIBOR + 1.53%, Rate Floor: 1.53%) due 08/26/33◊,2	6,250,000	6,121,911
ABPCI Direct Lending Fund IX LLC
2021-9A A1R, 6.69% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/18/31◊,2	5,700,000	5,618,662
CIFC Funding Ltd.
2018-3A AR, 6.14% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 04/19/29◊,2	5,625,226	5,585,764
ABPCI Direct Lending Fund CLO VII, LP
2021-7A A1R, 6.72% (3 Month USD LIBOR + 1.43%, Rate Floor: 1.43%) due 10/20/31◊,2	5,500,000	5,418,094
FS Rialto
2021-FL3 B, 6.96% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 11/16/36◊,2	5,500,000	5,238,476
LCM XXIV Ltd.
2021-24A AR, 6.23% (3 Month USD LIBOR + 0.98%, Rate Floor: 0.98%) due 03/20/30◊,2	5,019,938	4,969,739
LCCM Trust
2021-FL3 A, 6.71% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 11/15/38◊,2	4,100,000	3,982,593
2021-FL2 B, 7.16% (1 Month Term SOFR + 2.01%, Rate Floor: 2.01%) due 12/13/38◊,2	1,000,000	938,601
Cerberus Loan Funding XXXV, LP
2021-5A A, 6.76% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 09/22/33◊,2	5,000,000	4,906,199
Carlyle Global Market Strategies CLO Ltd.
2018-4A A1RR, 6.26% (3 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 01/15/31◊,2	4,868,719	4,843,381

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 39.4% (continued)
Collateralized Loan Obligations - 31.7% (continued)
Golub Capital Partners CLO 54M, LP
2021-54A A, 6.86% (3 Month USD LIBOR + 1.53%, Rate Floor: 1.53%) due 08/05/33◊,2	$4,750,000	$4,669,622
Owl Rock CLO IV Ltd.
2021-4A A1R, 6.98% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 08/20/33◊,2	4,500,000	4,390,200
Parliament CLO II Ltd.
2021-2A A, 6.73% (3 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 08/20/32◊,2	4,458,079	4,389,289
CHCP Ltd.
2021-FL1 A, 6.27% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/15/38◊,2	4,386,989	4,289,129
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 6.87% (3 Month USD LIBOR + 1.61%, Rate Floor: 1.61%) due 07/25/33◊,2	4,250,000	4,190,422
BRSP Ltd.
2021-FL1 B, 7.11% (1 Month Term SOFR + 2.01%, Rate Floor: 2.01%) due 08/19/38◊,2	4,250,000	4,007,160
Madison Park Funding XLVIII Ltd.
2021-48A B, 6.72% (3 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 04/19/33◊,2	4,000,000	3,923,108
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 7.26% (3 Month USD LIBOR + 1.86%, Rate Floor: 1.86%) due 08/25/33◊,2	3,750,000	3,588,501
Shackleton CLO Ltd.
2017-8A A1R, 6.17% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 10/20/27◊,2	3,348,446	3,325,456
Cerberus Loan Funding XXX, LP
2020-3A A, 7.11% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 01/15/33◊,2	3,000,000	2,976,687
ABPCI Direct Lending Fund CLO II LLC
2021-1A A1R, 6.85% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/20/32◊,2	3,000,000	2,962,500
BDS Ltd.
2021-FL8 C, 6.71% (1 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 01/18/36◊,2	2,000,000	1,881,623
2021-FL8 D, 7.06% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/18/36◊,2	1,000,000	934,478
Woodmont Trust
2020-7A A1A, 7.16% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/15/32◊,2	2,750,000	2,741,078
MidOcean Credit CLO VII
2020-7A A1R, 6.30% (3 Month USD LIBOR + 1.04%, Rate Floor: 0.00%) due 07/15/29◊,2	2,615,455	2,579,417
Cerberus Loan Funding XXXII, LP
2021-2A A, 6.88% (3 Month USD LIBOR + 1.62%, Rate Floor: 1.62%) due 04/22/33◊,2	2,500,000	2,450,688
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 6.96% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 04/15/33◊,2	2,250,000	2,216,560
Cerberus Loan Funding XXXIII, LP
2021-3A A, 6.82% (3 Month USD LIBOR + 1.56%, Rate Floor: 1.56%) due 07/23/33◊,2	2,250,000	2,197,518
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 6.95% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 07/20/33◊,2	2,250,000	2,190,455
Cerberus Loan Funding XXXI, LP
2021-1A A, 6.76% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/32◊,2	1,996,304	1,983,141

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 39.4% (continued)
Collateralized Loan Obligations - 31.7% (continued)
Fortress Credit Opportunities XI CLO Ltd.
2018-11A A1T, 6.56% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31◊,2	$1,800,000	$1,783,620
Madison Park Funding LIII Ltd.
2022-53A B, 6.81% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/21/35◊,2	1,750,000	1,699,101
Venture XIV CLO Ltd.
2020-14A ARR, 6.49% (3 Month USD LIBOR + 1.03%, Rate Floor: 1.03%) due 08/28/29◊,2	1,497,736	1,489,504
Allegro CLO IX Ltd.
2018-3A A, 6.43% (3 Month USD LIBOR + 1.17%, Rate Floor: 1.17%) due 10/16/31◊,2	1,500,000	1,486,334
BCC Middle Market CLO LLC
2021-1A A1R, 6.76% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 10/15/33◊,2	1,250,000	1,231,253
Wellfleet CLO Ltd.
2020-2A A1R, 6.31% (3 Month USD LIBOR + 1.06%, Rate Floor: 0.00%) due 10/20/29◊,2	1,131,747	1,123,521
Cerberus Loan Funding XXXVI, LP
2021-6A A, 6.66% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/22/33◊,2	1,087,002	1,083,134
Greystone Commercial Real Estate Notes
2021-FL3 B, 6.91% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 07/15/39◊,2	1,000,000	958,902
STWD Ltd.
2021-FL2 B, 6.96% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 04/18/38◊,2	1,000,000	928,779
LoanCore Issuer Ltd.
2019-CRE2 AS, 6.69% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/36◊,2	744,282	741,278
2018-CRE1 AS, 6.69% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/28◊,2	184,895	184,318
ACRE Commercial Mortgage Ltd.
2021-FL4 AS, 6.31% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 12/18/37◊,2	850,000	813,453
Fortress Credit Opportunities VI CLO Ltd.
2018-6A A2R, 6.81% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 07/10/30◊,2	250,000	246,519
2018-6A A1TR, 6.57% (3 Month USD LIBOR + 1.36%, Rate Floor: 0.00%) due 07/10/30◊,2	200,581	197,756
Golub Capital Partners CLO 17 Ltd.
2017-17A A1R, 6.91% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/25/30◊,2	310,728	309,254
Voya CLO Ltd.
2019-2A X, 5.90% (3 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 07/20/32◊,2	187,500	187,373
Total Collateralized Loan Obligations		167,237,774
Financial - 2.0%
Madison Avenue Secured Funding Trust
2022-1, 7.00% (1 Month Term SOFR + 1.85%, Rate Floor: 0.00%) due 10/12/23◊,†††,2	4,075,000	4,075,000
2023-1, 7.09% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/04/24◊,†††,2	2,450,000	2,450,000
Station Place Securitization Trust
2022-SP1, 7.00% (1 Month Term SOFR + 1.85%, Rate Floor: 0.00%) due 10/12/23◊,†††,2	4,075,000	4,075,000
Total Financial		10,600,000
Transport-Container - 1.7%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[2]	5,863,438	4,918,472
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[2]	2,468,220	2,103,092

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 39.4% (continued)
Transport-Container - 1.7% (continued)
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[2]	$1,708,000	$1,439,778
2020-1A, 2.73% due 08/21/45[2]	617,696	560,735
Total Transport-Container		9,022,077
Whole Business - 1.7%
Domino's Pizza Master Issuer LLC
2018-1A, 4.33% due 07/25/48[2]	4,287,950	4,004,654
Taco Bell Funding LLC
2021-1A, 1.95% due 08/25/51[2]	3,201,250	2,752,179
Wingstop Funding LLC
2020-1A, 2.84% due 12/05/50[2]	1,329,750	1,147,946
SERVPRO Master Issuer LLC
2019-1A, 3.88% due 10/25/49[2]	965,000	880,000
Total Whole Business		8,784,779
Net Lease - 1.4%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[2]	6,445,907	5,721,348
CF Hippolyta Issuer LLC
2021-1A, 1.98% due 03/15/61[2]	2,120,507	1,794,366
Total Net Lease		7,515,714
Transport-Aircraft - 0.9%
Raspro Trust
2005-1A, 6.18% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24◊,2	4,727,726	4,685,337
Total Asset-Backed Securities
(Cost $215,693,091)		207,845,681

CORPORATE BONDS†† - 24.8%
Financial - 10.8%
Athene Global Funding
5.64% (SOFR Compounded Index + 0.56%) due 08/19/24◊,2	11,000,000	10,831,202
F&G Global Funding
0.90% due 09/20/24[2]	9,700,000	9,019,580
Credit Suisse AG NY
5.47% (SOFR Compounded Index + 0.39%) due 02/02/24◊	5,250,000	5,208,869
Macquarie Group Ltd.
1.20% due 10/14/25[2,3]	5,250,000	4,922,706
Goldman Sachs Group, Inc.
5.76% (SOFR + 0.70%) due 01/24/25◊	2,600,000	2,595,710
Citigroup, Inc.
5.74% (SOFR + 0.69%) due 01/25/26◊	2,550,000	2,539,221
Jackson National Life Global Funding
1.75% due 01/12/25[2]	2,600,000	2,412,883
Bank of Nova Scotia
6.04% (SOFR Compounded Index + 0.96%) due 03/11/24◊	2,400,000	2,407,288
Morgan Stanley
6.03% (SOFR + 0.95%) due 02/18/26◊	2,400,000	2,404,204
Starwood Property Trust, Inc.
3.75% due 12/31/24[2]	2,550,000	2,390,625
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[2]	2,650,000	2,345,250
FS KKR Capital Corp.
4.25% due 02/14/25[2]	2,450,000	2,306,862
American Equity Investment Life Holding Co.
5.00% due 06/15/27	2,150,000	2,073,916
GA Global Funding Trust
1.63% due 01/15/26[2]	1,300,000	1,153,276
OneMain Finance Corp.
3.50% due 01/15/27	1,150,000	986,631
Brighthouse Financial Global Funding
5.78% (SOFR + 0.76%) due 04/12/24◊,2	900,000	892,607
Peachtree Corners Funding Trust
3.98% due 02/15/25[2]	650,000	625,716
ING Groep N.V.
6.18% (3 Month USD LIBOR + 1.00%) due 10/02/23◊	500,000	500,510
First American Financial Corp.
4.60% due 11/15/24	500,000	487,873
Fidelity & Guaranty Life Holdings, Inc.
5.50% due 05/01/25[2]	400,000	388,937
Apollo Management Holdings, LP
4.00% due 05/30/24[2]	350,000	342,145
Reliance Standard Life Global Funding II
3.85% due 09/19/23[2]	200,000	198,776
Total Financial		57,034,787
Industrial - 3.6%
Ryder System, Inc.
3.35% due 09/01/25	4,820,000	4,575,113
IP Lending V Ltd.
5.13% due 04/02/26[2]	4,700,000	4,391,210
TD SYNNEX Corp.
1.25% due 08/09/24	2,400,000	2,270,041
Silgan Holdings, Inc.
1.40% due 04/01/26[2]	2,350,000	2,076,117

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount	Value
CORPORATE BONDS†† - 24.8% (continued)
Industrial - 3.6% (continued)
Vontier Corp.
1.80% due 04/01/26	$2,150,000	$1,908,895
Jabil, Inc.
1.70% due 04/15/26	650,000	581,579
4.25% due 05/15/27	600,000	571,109
Berry Global, Inc.
1.65% due 01/15/27	1,100,000	948,864
Penske Truck Leasing Company LP / PTL Finance Corp.
2.70% due 11/01/24[2]	900,000	858,755
Stericycle, Inc.
5.38% due 07/15/24[2]	550,000	542,892
Weir Group plc
2.20% due 05/13/26[2]	440,000	394,098
Total Industrial		19,118,673
Consumer, Non-cyclical - 3.3%
Triton Container International Ltd.
0.80% due 08/01/23[2]	3,100,000	3,085,738
2.05% due 04/15/26[2]	2,200,000	1,920,446
1.15% due 06/07/24[2]	1,700,000	1,612,136
Global Payments, Inc.
1.50% due 11/15/24	5,700,000	5,356,362
Element Fleet Management Corp.
1.60% due 04/06/24[2]	4,900,000	4,724,941
Spectrum Brands, Inc.
5.75% due 07/15/25	700,000	699,566
General Mills, Inc.
6.27% (3 Month USD LIBOR + 1.01%) due 10/17/23◊	200,000	200,412
Total Consumer, Non-cyclical		17,599,601
Technology - 3.1%
Microchip Technology, Inc.
2.67% due 09/01/23	8,070,000	8,036,732
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26	4,300,000	3,860,884
Infor, Inc.
1.45% due 07/15/23[2]	2,600,000	2,595,551
Qorvo, Inc.
1.75% due 12/15/24[2]	2,050,000	1,906,188
Total Technology		16,399,355
Consumer, Cyclical - 1.7%
Warnermedia Holdings, Inc.
3.64% due 03/15/25	5,700,000	5,497,787
Hyatt Hotels Corp.
1.80% due 10/01/24	3,500,000	3,331,259
Total Consumer, Cyclical		8,829,046
Communications - 1.2%
Rogers Communications, Inc.
2.95% due 03/15/25[2]	2,400,000	2,277,957
T-Mobile USA, Inc.
2.63% due 04/15/26	1,600,000	1,482,795
2.25% due 02/15/26	600,000	551,313
Paramount Global
4.75% due 05/15/25	982,000	958,604
Cogent Communications Group, Inc.
3.50% due 05/01/26[2]	434,000	402,535
Sprint Spectrum Company LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
4.74% due 03/20/25[2]	393,750	388,611
Total Communications		6,061,815
Utilities - 0.9%
Alexander Funding Trust
1.84% due 11/15/23[2]	4,300,000	4,205,719
AES Corp.
3.30% due 07/15/25[2]	300,000	283,302
NRG Energy, Inc.
3.75% due 06/15/24[2]	275,000	265,749
Total Utilities		4,754,770
Basic Materials - 0.1%
Anglo American Capital plc
5.38% due 04/01/25[2]	450,000	442,005
Energy - 0.1%
Buckeye Partners, LP
4.15% due 07/01/23	300,000	300,000
Total Corporate Bonds
(Cost $137,582,307)		130,540,052

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 23.2%
Residential Mortgage-Backed Securities - 18.3%
CSMC Trust
2021-RPL1, 1.67% (WAC) due 09/27/60◊,2	5,226,007	4,800,308
2021-RPL7, 1.93% (WAC) due 07/27/61◊,2	2,299,642	2,109,980
2020-RPL5, 3.02% (WAC) due 08/25/60◊,2	1,954,052	1,900,370
2021-RPL4, 1.80% (WAC) due 12/27/60◊,2	1,318,318	1,215,338
2020-NQM1, 1.21% due 05/25/65[2,4]	1,161,429	1,036,141
BRAVO Residential Funding Trust
2021-C, 1.62% due 03/01/61[2,4]	7,661,654	6,834,288
2022-R1, 3.13% due 01/29/70[2,4]	2,863,242	2,549,275
2021-HE1, 5.92% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 01/25/70◊,2	901,012	890,851
2021-HE2, 5.92% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 11/25/69◊,2	410,390	401,526
PRPM LLC
2021-5, 1.79% due 06/25/26[2,4]	3,480,231	3,158,075
2022-1, 3.72% due 02/25/27[2,4]	3,315,556	3,140,796

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 23.2% (continued)
Residential Mortgage-Backed Securities - 18.3% (continued)
2021-RPL2, 2.24% (WAC) due 10/25/51◊,2	$2,000,000	$1,625,805
2021-8, 1.74% (WAC) due 09/25/26◊,2	1,744,582	1,603,540
NYMT Loan Trust
2021-SP1, 1.67% due 08/25/61[2,4]	7,641,730	6,929,616
2022-SP1, 5.25% due 07/25/62[2,4]	1,868,436	1,792,299
Legacy Mortgage Asset Trust
2021-GS3, 1.75% due 07/25/61[2,4]	3,177,949	2,972,762
2021-GS4, 1.65% due 11/25/60[2,4]	3,266,455	2,965,870
2021-GS2, 1.75% due 04/25/61[2,4]	1,465,364	1,355,212
2021-GS5, 2.25% due 07/25/67[2,4]	976,397	902,415
Verus Securitization Trust
2021-5, 1.37% (WAC) due 09/25/66◊,2	2,138,797	1,659,765
2021-6, 1.89% (WAC) due 10/25/66◊,2	1,851,826	1,501,467
2020-5, 1.22% due 05/25/65[2,4]	1,589,899	1,429,469
2021-4, 1.35% (WAC) due 07/25/66◊,2	1,014,498	783,117
2021-3, 1.44% (WAC) due 06/25/66◊,2	606,006	502,643
2019-4, 2.85% due 11/25/59[2,4]	430,008	411,075
2020-1, 2.42% due 01/25/60[2,4]	321,469	300,209
2019-4, 2.64% due 11/25/59[2,4]	213,113	203,726
OSAT Trust
2021-RPL1, 2.12% due 05/25/65[2,4]	6,736,278	6,277,531
FKRT
2.21% due 11/30/58†††,5	4,550,000	4,478,106
NRZ Advance Receivables Trust
2020-T2, 1.48% due 09/15/53[2]	4,150,000	4,094,811
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,2	4,278,819	3,818,917
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊	2,394,813	2,195,485
2021-HB5, 0.80% (WAC) due 02/25/31◊,2	1,252,359	1,211,596
Towd Point Revolving Trust
4.83% due 09/25/64[5]	3,250,000	3,149,250
New Residential Advance Receivables Trust Advance Receivables Backed Notes
2020-T1, 1.43% due 08/15/53[2]	2,000,000	1,984,072
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 5.78% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37◊	1,998,089	1,907,057
New Residential Mortgage Loan Trust
2019-1A, 3.50% (WAC) due 10/25/59◊,2	1,100,111	1,011,382
2018-2A, 3.50% (WAC) due 02/25/58◊,2	660,454	606,790
LSTAR Securities Investment Ltd.
2021-1, 7.97% (1 Month USD LIBOR + 2.80%, Rate Floor: 1.80%) due 02/01/26◊,5	1,349,673	1,333,385
CSMC
2021-NQM8, 2.41% (WAC) due 10/25/66◊,2	1,636,797	1,315,791
Angel Oak Mortgage Trust
2022-1, 3.29% (WAC) due 12/25/66◊,2	1,478,540	1,246,436
Soundview Home Loan Trust
2006-OPT5, 5.43% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 07/25/36◊	1,265,532	1,184,013
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58◊,2	426,149	405,357
2017-6, 2.75% (WAC) due 10/25/57◊,2	360,718	340,883
2017-5, 5.75% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57◊,2	123,692	123,516
Credit Suisse Mortgage Capital Certificates
2021-RPL9, 2.44% (WAC) due 02/25/61◊,2	842,903	777,279
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 5.72% (1 Month USD LIBOR + 0.57%, Rate Floor: 0.57%) due 12/25/35◊	609,796	599,178

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 23.2% (continued)
Residential Mortgage-Backed Securities - 18.3% (continued)
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 5.89% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 10/25/35◊	$561,933	$545,742
Ellington Financial Mortgage Trust
2020-2, 1.49% (WAC) due 10/25/65◊,2	378,726	333,853
2020-2, 1.64% (WAC) due 10/25/65◊,2	218,160	193,923
Banc of America Funding Trust
2015-R2, 5.41% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 04/29/37◊,2	431,294	422,709
SG Residential Mortgage Trust
2022-1, 3.68% (WAC) due 03/27/62◊,2	461,320	402,488
CSMC Series
2014-2R, 3.42% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/27/46◊,2	394,625	390,568
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60◊,2	396,745	373,907
GS Mortgage-Backed Securities Trust
2020-NQM1, 1.38% (WAC) due 09/27/60◊,2	333,596	300,772
CIT Mortgage Loan Trust
2007-1, 6.50% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37◊,2	200,963	200,406
Cascade Funding Mortgage Trust
2019-RM3, 2.80% (WAC) due 06/25/69◊,5	124,918	120,357
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50◊,2	53,130	48,377
Total Residential Mortgage-Backed Securities		96,369,875
Commercial Mortgage-Backed Securities - 4.9%
BX Commercial Mortgage Trust
2021-VOLT, 6.84% (1 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 09/15/36◊,2	10,250,000	9,690,601
2022-LP2, 6.71% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 02/15/39◊,2	2,460,233	2,328,867
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 6.73% (1 Month USD LIBOR + 1.54%, Rate Floor: 1.54%) due 06/15/38◊,2	2,700,000	2,430,281
Life Mortgage Trust
2021-BMR, 6.36% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 03/15/38◊,2	2,408,277	2,318,311
WMRK Commercial Mortgage Trust
2022-WMRK, 8.58% (1 Month Term SOFR + 3.44%, Rate Floor: 3.44%) due 11/15/27◊,2	2,100,000	2,092,088
MHP
2022-MHIL, 6.41% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 01/15/27◊,2	1,457,488	1,392,139
BXHPP Trust
2021-FILM, 6.29% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 08/15/36◊,2	1,500,000	1,339,434
Morgan Stanley Capital I Trust
2018-H3, 0.96% (WAC) due 07/15/51◊,6	39,021,010	1,201,277
BENCHMARK Mortgage Trust
2019-B14, 0.90% (WAC) due 12/15/62◊,6	34,458,433	1,019,908
Citigroup Commercial Mortgage Trust
2019-GC41, 1.17% (WAC) due 08/10/56◊,6	24,573,948	1,018,187
KKR Industrial Portfolio Trust
2021-KDIP, 6.26% (1 Month Term SOFR + 1.11%, Rate Floor: 1.00%) due 12/15/37◊,2	487,500	471,576
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.83% (WAC) due 06/15/51◊,6	21,696,587	456,854

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 23.2% (continued)
Commercial Mortgage-Backed Securities - 4.9% (continued)
Wells Fargo Commercial Mortgage Trust
2015-NXS1, 2.63% due 05/15/48	$37,005	$36,909
Total Commercial Mortgage-Backed Securities		25,796,432
Total Collateralized Mortgage Obligations
(Cost $132,276,755)		122,166,307

SENIOR FLOATING RATE INTERESTS††,◊ - 0.9%
Technology - 0.5%
Dun & Bradstreet
8.43% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 02/06/26	2,234,136	2,234,694
MACOM Technology Solutions Holdings, Inc.
7.44% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/17/24	244,787	243,502
Total Technology		2,478,196
Industrial - 0.3%
Mileage Plus Holdings LLC
10.76% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27	1,760,000	1,826,370
Energy - 0.1%
ITT Holdings LLC
7.97% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 07/10/28	483,390	478,353
Consumer, Non-cyclical - 0.0%
Outcomes Group Holdings, Inc.
8.69% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 10/24/25	294,350	286,770
Total Senior Floating Rate Interests
(Cost $5,081,885)		5,069,689
Total Investments - 99.3%
(Cost $548,705,054)		$523,692,745
Other Assets & Liabilities, net - 0.7%		3,463,564
Total Net Assets - 100.0%		$527,156,309

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.10%	Annually	01/10/25	$137,000,000	$7,984,071	$327	$7,983,744
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.66%	Quarterly	03/16/31	4,500,000	636,243	(1,073)	637,316
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.66%	Quarterly	09/16/23	4,500,000	38,561	–	38,561
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	2.79%	Annually	07/18/27	12,000,000	(573,717)	286	(574,003)
								$8,085,158	$(460)	$8,085,618

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs. Unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at June 30, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
1	Rate indicated is the 7-day yield as of June 30, 2023.

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

2	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $380,970,795 (cost $401,997,121), or 72.3% of total net assets.
3	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
4	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2023. See table below for additional step information for each security.
5	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $9,081,098 (cost $9,274,559), or 1.7% of total net assets — See Note 6.
6	Security is an interest-only strip.

BofA — Bank of America
CME — Chicago Mercantile Exchange
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Funds	$58,071,016	$—	$—	$58,071,016
Asset-Backed Securities	—	197,245,681	10,600,000	207,845,681
Corporate Bonds	—	130,540,052	—	130,540,052
Collateralized Mortgage Obligations	—	117,688,201	4,478,106	122,166,307
Senior Floating Rate Interests	—	5,069,689	—	5,069,689
Interest Rate Swap Agreements**	—	8,659,621	—	8,659,621
Total Assets	$58,071,016	$459,203,244	$15,078,106	$532,352,366

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swap Agreements**	$—	$574,003	$—	$574,003

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at June 30, 2023	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$10,600,000	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Collateralized Mortgage Obligations	4,478,106	Model Price	Market Comparable Yields	7.9%	—
Total Assets	$15,078,106

Significant changes in a quote or market comparable yields would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2023, the Fund had securities with a total value of $8,150,000 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $4,391,210 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2023:

	Assets				Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Total Assets	Unfunded Loan Commitments
Beginning Balance	$5,347,691	$4,327,633	$4,448,673	$14,123,997	$(2,326)
Purchases/(Receipts)	2,450,000	-	-	2,450,000	-
(Sales, maturities and paydowns)/Fundings	(5,350,000)	-	-	(5,350,000)	875
Amortization of premiums/discounts	-	17	-	17	-
Total realized gains (losses) included in earnings	-	-	-	-	(642)
Total change in unrealized appreciation (depreciation) included in earnings	2,309	150,456	(57,463)	95,302	2,093
Transfers into Level 3	8,150,000	-	-	8,150,000	-
Transfers out of Level 3	-	-	(4,391,210)	(4,391,210)	-
Ending Balance	$10,600,000	$4,478,106	$-	$15,078,106	$-
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2023	$-	$150,456	$-	$150,456	$-

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/25	—	—
BRAVO Residential Funding Trust 2021-C, 1.62% due 03/01/61	4.62%	09/25/24	5.62%	09/25/25
CSMC Trust 2020-NQM1, 1.21% due 05/25/65	2.21%	09/26/24	—	—
Legacy Mortgage Asset Trust 2021-GS3, 1.75% due 07/25/61	4.75%	05/25/24	5.75%	05/25/25
Legacy Mortgage Asset Trust 2021-GS4, 1.65% due 11/25/60	4.65%	08/26/24	5.65%	08/26/25
Legacy Mortgage Asset Trust 2021-GS5, 2.25% due 07/25/67	5.25%	11/25/24	6.25%	11/25/25
Legacy Mortgage Asset Trust 2021-GS2, 1.75% due 04/25/61	4.75%	04/25/24	5.75%	04/25/25
NYMT Loan Trust 2021-SP1, 1.67% due 08/25/61	4.67%	08/01/24	5.67%	08/01/25
NYMT Loan Trust 2022-SP1, 5.25% due 07/25/62	8.25%	07/01/25	9.25%	07/01/26
OSAT Trust 2021-RPL1, 2.12% due 05/25/65	5.12%	06/25/24	6.12%	06/25/25
PRPM LLC 2022-1, 3.72% due 02/25/27	6.72%	02/25/25	7.72%	02/25/26
PRPM LLC 2021-5, 1.79% due 06/25/26	4.79%	06/25/24	5.79%	06/25/25
Verus Securitization Trust 2020-1, 2.42% due 01/25/60	3.42%	01/26/24	—	—
Verus Securitization Trust 2019-4, 2.64% due 11/25/59	3.64%	10/26/23	—	—
Verus Securitization Trust 2019-4, 2.85% due 11/25/59	3.85%	10/26/23	—	—
Verus Securitization Trust 2020-5, 1.22% due 05/25/65	2.22%	10/26/24	—	—

World Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 97.1%
Consumer, Non-cyclical - 17.5%
UnitedHealth Group, Inc.	1,377	$661,841
Johnson & Johnson	3,777	625,169
PepsiCo, Inc.	2,610	483,424
Unilever plc	8,070	419,944
Amgen, Inc.	1,798	399,192
Becton Dickinson and Co.	1,494	394,431
Colgate-Palmolive Co.	4,803	370,023
British American Tobacco plc	11,100	367,575
McKesson Corp.	830	354,667
Moody's Corp.	1,000	347,720
Cintas Corp.	690	342,985
SGS S.A.	3,590	339,242
Imperial Brands plc	15,140	334,176
Seagen, Inc.*	1,720	331,031
CSL Ltd.	1,700	314,113
Sysco Corp.	3,760	278,992
Hershey Co.	990	247,203
Cochlear Ltd.	1,510	230,413
AmerisourceBergen Corp. — Class A	1,175	226,105
Thermo Fisher Scientific, Inc.	400	208,700
Japan Tobacco, Inc.	9,000	196,687
Abbott Laboratories	1,516	165,274
Laboratory Corporation of America Holdings	600	144,798
Kellogg Co.	2,074	139,788
S&P Global, Inc.	300	120,267
Kimberly-Clark Corp.	600	82,836
Total Consumer, Non-cyclical		8,126,596
Financial - 16.6%
Berkshire Hathaway, Inc. — Class B*	1,890	644,490
Marsh & McLennan Companies, Inc.	2,200	413,776
Aon plc — Class A	1,171	404,230
National Australia Bank Ltd.	21,450	376,789
ANZ Group Holdings Ltd.	22,520	355,682
Public Storage REIT	1,200	350,256
ORIX Corp.	19,060	345,134
Banco Bilbao Vizcaya Argentaria S.A.	43,570	334,408
Credit Agricole S.A.	28,060	332,971
Banco Santander S.A.	87,380	322,835
Gaming and Leisure Properties, Inc. REIT	6,530	316,444
Willis Towers Watson plc	1,300	306,150
AvalonBay Communities, Inc. REIT	1,571	297,343
Cboe Global Markets, Inc.	2,090	288,441
Mediobanca Banca di Credito Finanziario SpA	23,070	275,974
Westpac Banking Corp.	19,260	273,786
DBS Group Holdings Ltd.	9,886	230,412
T. Rowe Price Group, Inc.	1,900	212,838
Amundi S.A.[1]	3,490	205,888
Legal & General Group plc	69,760	201,286
Goldman Sachs Group, Inc.	600	193,524
Simon Property Group, Inc. REIT	1,290	148,969
Swiss Life Holding AG	250	146,114
United Overseas Bank Ltd.	7,047	145,948
Chubb Ltd.	661	127,282
BNP Paribas S.A.	1,990	125,369
Allianz AG	500	116,350
Citigroup, Inc.	2,370	109,115
Progressive Corp.	800	105,896
Total Financial		7,707,700
Technology - 14.6%
Apple, Inc.	7,474	1,449,732
Microsoft Corp.	4,006	1,364,204
NVIDIA Corp.	1,230	520,315
Texas Instruments, Inc.	2,889	520,078
Intel Corp.	14,598	488,157
Broadcom, Inc.	552	478,821
Intuit, Inc.	910	416,953
Check Point Software Technologies Ltd.*	2,390	300,232
Seiko Epson Corp.	14,190	220,214
Tower Semiconductor Ltd.*	5,100	188,302
Cadence Design Systems, Inc.*	710	166,509
Ricoh Company Ltd.	15,920	134,896
Workday, Inc. — Class A*	500	112,945
ServiceNow, Inc.*	200	112,394
QUALCOMM, Inc.	900	107,136
Electronic Arts, Inc.	800	103,760
MSCI, Inc. — Class A	200	93,858
Total Technology		6,778,506
Industrial - 13.4%
United Parcel Service, Inc. — Class B	2,390	428,408
AP Moller - Maersk A/S — Class B	220	386,146
Illinois Tool Works, Inc.	1,538	384,746
Canadian National Railway Co.	3,010	364,610
Nordson Corp.	1,408	349,437
3M Co.	3,400	340,306
J.B. Hunt Transport Services, Inc.	1,800	325,854
Packaging Corporation of America	2,424	320,356
Lockheed Martin Corp.	689	317,202
Snap-on, Inc.	1,090	314,127
Mitsui OSK Lines Ltd.	11,620	278,348
Nippon Yusen K.K.	11,890	262,894
Amphenol Corp. — Class A	2,980	253,151
Arrow Electronics, Inc.*	1,680	240,626
CCL Industries, Inc. — Class B	4,790	235,534
Brother Industries Ltd.	14,940	217,408
Venture Corporation Ltd.	18,080	196,720
Old Dominion Freight Line, Inc.	400	147,900
West Fraser Timber Company Ltd.	1,420	122,032
Waste Connections, Inc.	800	114,344
WSP Global, Inc.	800	105,726
Aurizon Holdings Ltd.	38,020	99,280
Poste Italiane SpA[1]	9,000	97,407
Republic Services, Inc. — Class A	600	91,902
General Dynamics Corp.	370	79,605
Amcor plc	7,960	79,441
AGC, Inc.	2,000	71,571
Total Industrial		6,225,081

World Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 97.1% (continued)
Consumer, Cyclical - 12.7%
Home Depot, Inc.	2,009	$624,076
McDonald's Corp.	1,949	581,601
Walmart, Inc.	2,900	455,822
Lowe's Companies, Inc.	1,860	419,802
Sumitomo Corp.	19,900	419,448
WW Grainger, Inc.	480	378,523
Bayerische Motoren Werke AG	2,670	327,907
Aisin Corp.	9,000	276,160
Lear Corp.	1,840	264,132
Sekisui House Ltd.	12,930	260,393
Mercedes-Benz Group AG — Class D	3,220	258,914
Toromont Industries Ltd.	2,900	238,315
Fastenal Co.	3,700	218,263
Canadian Tire Corporation Ltd. — Class A	1,529	209,111
Persimmon plc	14,940	194,574
Tesla, Inc.*	700	183,239
Honda Motor Co., Ltd.	5,000	150,442
Dollarama, Inc.	1,790	121,268
Costco Wholesale Corp.	200	107,676
Gildan Activewear, Inc.	2,980	96,106
Sumitomo Electric Industries Ltd.	7,000	85,247
Total Consumer, Cyclical		5,871,019
Communications - 7.8%
Alphabet, Inc. — Class C*	6,835	826,830
Amazon.com, Inc.*	4,838	630,681
Verizon Communications, Inc.	12,181	453,011
Nice Ltd.*	1,570	321,005
FactSet Research Systems, Inc.	800	320,520
Motorola Solutions, Inc.	1,044	306,184
Zillow Group, Inc. — Class C*	4,830	242,756
Meta Platforms, Inc. — Class A*	600	172,188
WPP plc	12,240	127,995
HKT Trust & HKT Ltd.	94,150	109,463
SoftBank Corp.	8,000	85,393
Total Communications		3,596,026
Energy - 5.4%
Woodside Energy Group Ltd.	14,040	322,101
Marathon Petroleum Corp.	2,720	317,152
SolarEdge Technologies, Inc.*	1,170	314,789
Valero Energy Corp.	2,640	309,672
Phillips 66	3,040	289,955
Ampol Ltd.	9,800	195,452
Chevron Corp.	1,090	171,511
Eni SpA	10,910	156,970
ONEOK, Inc.	1,990	122,823
HF Sinclair Corp.	2,460	109,740
Exxon Mobil Corp.	1,000	107,250
Kinder Morgan, Inc.	5,970	102,803
Total Energy		2,520,218
Utilities - 4.6%
Duke Energy Corp.	4,175	374,664
DTE Energy Co.	2,980	327,860
Consolidated Edison, Inc.	3,400	307,360
Mercury NZ Ltd.	59,810	238,653
Southern Co.	2,975	208,994
Emera, Inc.	3,480	143,370
Canadian Utilities Ltd. — Class A	5,470	141,713
Fortis, Inc.	2,790	120,273
Sempra Energy	700	101,913
Xcel Energy, Inc.	1,390	86,416
Exelon Corp.	2,010	81,887
Total Utilities		2,133,103
Basic Materials - 4.5%
Ecolab, Inc.	2,390	446,189
LyondellBasell Industries N.V. — Class A	4,788	439,682
Nutrien Ltd.	6,260	369,693
International Paper Co.	8,193	260,619
Mitsubishi Chemical Group Corp.	40,100	239,919
Nippon Steel Corp.	7,250	150,955
Reliance Steel & Aluminum Co.	400	108,636
South32 Ltd.	27,250	68,252
Total Basic Materials		2,083,945
Total Common Stocks
(Cost $43,812,443)		45,042,194

EXCHANGE-TRADED FUNDS† - 1.7%
SPDR S&P 500 ETF Trust	904	400,725
iShares MSCI EAFE ETF	5,465	396,213
Total Exchange-Traded Funds
(Cost $779,299)		796,938

MONEY MARKET FUND† - 0.6%
Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.98%[2]	271,478	271,478
Total Money Market Fund
(Cost $271,478)		271,478
Total Investments - 99.4%
(Cost $44,863,220)		$46,110,610
Other Assets & Liabilities, net - 0.6%		272,905
Total Net Assets - 100.0%		$46,383,515

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Sold Short†
Japanese Yen Futures Contracts	38	Sep 2023	$3,331,413	$129,207

World Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
1	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $303,295 (cost $321,146), or 0.7% of total net assets.
2	Rate indicated is the 7-day yield as of June 30, 2023.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$45,042,194	$—	$—	$45,042,194
Exchange-Traded Funds	796,938	—	—	796,938
Money Market Fund	271,478	—	—	271,478
Currency Futures Contracts**	129,207	—	—	129,207
Total Assets	$46,239,817	$—	$—	$46,239,817

**	This derivative is reported as unrealized appreciation/depreciation at period end.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization, Consolidation of Subsidiary and and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the "Trust"), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the "1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a "Fund"). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Alpha Opportunity Fund	Diversified
Capital Stewardship Fund	Diversified
Core Bond Fund	Diversified
Diversified Income Fund	Diversified
Floating Rate Strategies Fund	Diversified
High Yield Fund	Diversified
Large Cap Value Fund	Diversified
Limited Duration Fund	Diversified
Macro Opportunities Fund	Diversified
Market Neutral Real Estate Fund	Diversified
Municipal Income Fund	Diversified
Risk Managed Real Estate Fund	Diversified
Small Cap Value Fund	Diversified
SMid Cap Value Fund	Diversified
StylePlus—Large Core Fund	Diversified
StylePlus—Mid Growth Fund	Diversified
Total Return Bond Fund	Diversified
Ultra Short Duration Fund	Diversified
World Equity Income Fund	Diversified

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Consolidation of Subsidiary

The Consolidated Schedule of Investments of the Macro Opportunities Fund includes the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant inter-company accounts and transactions have been eliminated in consolidation for the Fund.

The Fund may invest up to 25% of its total assets in its Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). The SEC adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith and became effective September 8, 2022. Rule 2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Pursuant to Rule 2a-5, the Board has designated Security Investors, LLC and Guggenheim Partners Investment Management, LLC (the “Adviser”) as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Designee Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the pricing services. If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Designee Procedures, the Adviser is authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent pricing service.

Typically, loans are valued using information provided by an independent third party pricing service that uses broker quotes, among other inputs. If the pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options and options on swaps ("swaptions") are valued using a price provided by a pricing service.

The value of futures contracts are valued on the basis of the last sale price at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of credit default swap agreements entered into by a Fund is accounted for using the unrealized appreciation ordepreciation on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The value of interest rate swap agreements entered into by a Fund is valued on the basis of the last sale price on the primary exchange on which the swap is traded.

The value of other swap agreements entered into by a Fund will generally be valued using an evaluated price provided by a third party pricing vendor.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

The Funds may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering or a secondary market transaction. SPAC investments carry many of the same risks as investments in initial public offering securities, such as erratic price movements, greater risk of loss, lack of information about the issuer, limited operating and little public or no trading history, and higher transaction costs. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC and interests in SPACs may be illiquid and/or be subject to restrictions on resale. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. SPAC investments are also subject to the risk that a significant portion of the funds raised by the SPAC may be expended during the search for a target acquisition or merger and that the SPAC may have limited time in which to conduct due diligence on potential business combination targets. Because SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Among other conflicts of interest, the economic interests of the management, directors, officers and related parties of a SPAC can differ from the economic interests of public shareholders, which may lead to conflicts as they evaluate, negotiate and recommend business combination transactions to shareholders. This risk may become more acute as the deadline for the completion of a business combination nears. There is no guarantee that the SPACs in which the Funds invest will complete an acquisition or that any acquisitions that are completed will be profitable.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategies, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Speculation: the use of an instrument to express macro-economic and other investment views.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing a total return index swap the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit event occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the default recovery of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets.A fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Funds may incur transaction costs in connection with conversions between various currencies. The Funds may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

Reverse Repurchase Agreements

Each of the Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Funds' assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from a third party vendor based on a single daily or monthly broker quote.

The inputs or methodologies selected and applied for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 4 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service ("IRS") for a period of three years after they are filed.

The Macro Opportunities Fund intends to invest up to 25% of its assets in its Subsidiary which is expected to provide the Fund with exposure to the commodities markets within the limitations of the U.S. federal income tax requirements under Subchapter M of the Internal Revenue Code. The Fund has received a private letter ruling from the IRS that concludes that the income the Fund receives from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for U.S. federal income tax purposes and cannot be carried forward to reduce future income from the Subsidiary in subsequent years.

At June 30, 2023, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Alpha Opportunity Fund	$32,146,228	$3,352,654	$(1,955,868)	$1,396,786
Capital Stewardship Fund	176,248,565	18,831,005	(4,073,809)	14,757,196
Core Bond Fund	1,640,779,420	1,228,078	(173,703,118)	(172,475,040)
Diversified Income Fund	8,304,065	200,853	(784,805)	(583,952)
Floating Rate Strategies Fund	1,048,973,747	2,153,099	(48,386,368)	(46,233,269)
High Yield Fund	213,384,613	937,288	(24,050,002)	(23,112,714)
Large Cap Value Fund	32,192,155	6,704,565	(1,190,579)	5,513,986
Limited Duration Fund	4,190,150,755	729,237	(279,356,551)	(278,627,314)
Macro Opportunities Fund	6,532,034,633	147,710,953	(858,434,563)	(710,723,610)
Market Neutral Real Estate Fund	48,366,338	3,391,249	(1,657,932)	1,733,317
Municipal Income Fund	60,522,321	1,101,231	(8,170,289)	(7,069,058)
Risk Managed Real Estate Fund	383,282,070	28,908,856	(40,015,598)	(11,106,742)
Small Cap Value Fund	6,363,251	661,710	(622,602)	39,108
SMid Cap Value Fund	327,745,436	76,336,126	(18,595,793)	57,740,333
StylePlus—Large Core Fund	216,567,990	32,507,456	(4,188,903)	28,318,553
StylePlus—Mid Growth Fund	67,539,921	9,432,534	(1,213,651)	8,218,883
Total Return Bond Fund	24,610,307,080	17,793,977	(2,434,731,545)	(2,416,937,568)
Ultra Short Duration Fund	548,705,054	8,787,603	(25,714,294)	(16,926,691)
World Equity Income Fund	44,973,080	3,542,538	(2,275,801)	1,266,737

Note 5 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, certain Funds held unfunded loan commitments as of June 30, 2023. The Funds are obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of June 30, 2023, were as follows:

Fund	Borrower	Maturity Date		Face Amount*	Value
Core Bond Fund
	Lightning A	03/01/37		1,868,222	$–
	Thunderbird A	03/01/37		1,875,333	–
					$–
Floating Rate Strategies Fund
	Athenahealth Group, Inc.	02/15/29		1,061,956	$41,151
	Authentic Brands	12/21/28		1,407,407	5,630
	Dermatology Intermediate Holdings III, Inc.	03/30/29		17,026	221
	Hillman Group, Inc.	07/14/28		800,000	4,664
					$51,666
Limited Duration Fund
	Fontainbleau Vegas	01/31/26		2,426,331	$–
	Lightning A	03/01/37		3,516,654	–
	Thunderbird A	03/01/37		3,530,039	–
					$–
Macro Opportunities Fund
	Avalara, Inc.	10/19/28		1,600,000	$20,474
	Care BidCo	05/04/28	EUR	9,200,000	647,575
	Checkers Drive-In Restaurants, Inc.	06/16/27		262,053	–
	Fontainbleau Vegas	01/31/26		10,624,791	–
	Galls LLC	01/31/24		121,045	3,026
	Lightning A	03/01/37		19,121,804	–
	Lightning B	03/01/37		3,846,340	–
	Polaris Newco LLC	06/04/26		2,869,108	219,975
	RLDatix	10/28/24	GBP	427,377	10,964
	Schur Flexibles GmbH	09/30/26	EUR	214,755	12,500
	The Facilities Group	11/30/27		774,440	15,997
	Thunderbird A	03/01/37		19,194,588	–
	Thunderbird B	03/01/37		3,860,980	–
	TK Elevator Midco GmbH	01/29/27	EUR	11,096,935	740,172
					$1,670,683
Total Return Bond Fund
	Fontainbleau Vegas	01/31/26		10,524,557	$–
	HAH Group Holding Co. LLC	10/22/27		1,093	33
	Lightning A	03/01/37		31,704,830	–
	Thunderbird A	03/01/37		31,825,510	–
					$33

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

*	The face amount is denominated in U.S. dollars unless otherwise indicated.

EUR – Euro

GBP – British Pound

Note 6– Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Fund	Restricted Securities	Acquisition Date	Cost	Value
Core Bond Fund
	Central Storage Safety Project Trust
	4.82% due 02/01/38	03/20/18	$886,460	$741,082
	Copper River CLO Ltd.
	2007-1A INC, due 01/20/21[2]	05/09/14	–	70
			$886,460	$741,152
Floating Rate Strategies Fund
	Mirabela Nickel Ltd.
	due 06/24/19[3]	12/31/13	$1,160,811	$60,791
High Yield Fund
	Mirabela Nickel Ltd.
	due 06/24/19[3]	12/31/13	$252,369	$13,210
Limited Duration Fund
	Cascade Funding Mortgage Trust
	2018-RM2 4.00% (WAC) due 10/25/68[1]	11/02/18	$4,968,637	$4,794,863
	Cascade Funding Mortgage Trust
	2019-RM3 2.80% (WAC) due 06/25/69[1]	06/25/19	999,263	962,854
	CFMT LLC
	2022-HB9 3.25% (WAC) due 09/25/37[1]	09/23/22	1,987,377	1,975,936
	Copper River CLO Ltd.
	2007-1A INC, due 01/20/21[2]	05/09/14	–	50
	FKRT
	2.21% due 11/30/58	09/24/21	25,699,969	25,293,917
	LSTAR Securities Investment Ltd.
	2021-1 7.97% (1 Month USD LIBOR + 2.80%, Rate Floor: 1.80%) due 02/01/26[1]	02/04/21	6,973,310	6,889,156
	Towd Point Revolving Trust
	4.83% due 09/25/64	03/17/22	18,499,905	17,926,500
			$59,128,461	$57,843,276

Macro Opportunities Fund
Atlas Mara Ltd.
due 12/31/21[3]	10/01/15	$6,243,950	$1,559,880
CFMT LLC
2022-HB9 3.25% (WAC) due 09/25/37[1]	09/23/22	7,527,311	7,250,235
Copper River CLO Ltd.
2007-1A INC, due 01/20/21[2]	05/09/14	–	815
FKRT
2.21% due 11/30/58	09/24/21	33,849,959	33,315,139
Mirabela Nickel Ltd.
due 06/24/19[3]	12/31/13	1,710,483	89,557
		$49,331,703	$42,215,626
Total Return Bond Fund
Atlas Mara Ltd.
due 12/31/21[3]	10/01/15	$2,828,684	$714,945
Cascade Funding Mortgage Trust
2018-RM2 4.00% (WAC) due 10/25/68[1]	11/02/18	7,204,524	6,952,551
Cascade Funding Mortgage Trust
2019-RM3 2.80% (WAC) due 06/25/69[1]	06/25/19	3,622,613	3,490,345
Central Storage Safety Project Trust
4.82% due 02/01/38	02/02/18	18,320,842	15,192,180
CFMT LLC
2022-HB9 3.25% (WAC) due 09/25/37[1]	09/23/22	8,170,327	8,123,293
Copper River CLO Ltd.
2007-1A INC, due 01/20/21[2]	05/09/14	–	150
FKRT
2.21% due 11/30/58	09/24/21	117,199,857	115,348,135
Irwin Home Equity Loan Trust
2007-1 6.35% due 08/25/37[4]	02/27/15	269	259
LSTAR Securities Investment Ltd.
2021-1 7.97% (1 Month USD LIBOR + 2.80%, Rate Floor: 1.80%) due 02/01/26[1]	02/04/21	38,656,399	38,189,893
SPSS
5.14% due 11/15/52	03/30/23	134,500	130,423
Towd Point Revolving Trust
4.83% due 09/25/64	03/17/22	81,499,581	78,973,500
		$277,637,596	$267,115,674
Ultra Short Duration Fund
Cascade Funding Mortgage Trust
2019-RM3 2.80% (WAC) due 06/25/69[1]	06/25/19	$124,908	$120,357
FKRT
2.21% due 11/30/58	09/24/21	4,549,995	4,478,106
LSTAR Securities Investment Ltd.
2021-1 7.97% (1 Month USD LIBOR + 2.80%, Rate Floor: 1.80%) due 02/01/26[1]	02/04/21	1,349,673	1,333,385
Towd Point Revolving Trust
4.83% due 09/25/64	03/17/22	3,249,983	3,149,250
		$9,274,559	$9,081,098

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

[1]	Variable rate security. Rate indicated is the rate effective at June 30, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[2]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[3]	Security is in default of interest and/or principal obligations.
[4]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2023.

Note 7 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which have since risen and may continue to rise), changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Funds in a different country or geographic region, economy, and market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.